UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 97.2%
	Municipal Bonds — 97.2%

	Arizona — 90.8%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.00%, 01/01/12	1,245
1,225	Series A, Rev., 5.00%, 01/01/14	1,303
835	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.70%, 08/01/10 (p)	898
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,789
	Arizona School Facilities Board,
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,617
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,285
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/12 (p)	3,099
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/18	2,870
	Arizona State Transportation Board Highway,
500	Rev., 6.00%, 07/01/09	519
2,000	Series A, Rev., 5.25%, 07/01/12	2,185
3,000	Series B, Rev., 5.25%, 07/01/12	3,184
2,000	Arizona State Transportation Board, Maricopa County Regional Area Road Funding, Rev., 5.00%, 07/01/13	2,173
	Arizona State University,
1,500	Rev., FSA, 5.25%, 07/01/12	1,629
2,000	Rev., FSA, 5.25%, 07/01/12	2,165
	Arizona State University, Board of Regents,
2,000	COP, MBIA, 5.00%, 07/01/17 (m)	2,198
1,000	COP, MBIA, 5.00%, 07/01/17	1,088
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.40%, 11/01/09	1,062
1,000	Series A-1, Rev., GTD Student Loans, 5.88%, 11/01/09	1,028
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,500	Series A, Rev., 5.00%, 10/01/18	1,596
1,000	Series A, Rev., 5.38%, 10/01/09	1,042
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,438
1,600	Series A, Rev., 5.50%, 10/01/09	1,671
1,110	Series A, Rev., 5.63%, 10/01/09	1,162
2,000	Series A, Rev., 5.75%, 10/01/09	2,098
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.00%, 04/01/14	1,744
3,000	City of Gilbert, GO, MBIA, 5.00%, 07/01/16	3,303
1,520	City of Glendale IDA, Midwestern University, Rev., 5.00%, 05/15/14	1,590
1,090	City of Mesa, GO, FGIC, 5.38%, 07/01/14	1,188
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,178
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.00%, 07/01/12	1,076
3,000	City of Mesa, Utility Systems, Rev., FGIC, 5.00%, 07/01/20	3,204
	City of Peoria,
1,000	GO, FGIC, 5.00%, 04/01/09 (p)	1,026
850	GO, FGIC, 5.40%, 04/01/09 (p)	874
2,000	City of Phoenix, GO, 5.88%, 07/01/10 (p)	2,141
130	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 06/24/08	130
690	City of Phoenix, Street & Highway, Rev., 6.50%, 07/07/08(p)	707
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, 07/01/12	2,154
2,000	City of Phoenix, Various Purpose, Series A, GO, 5.00%, 07/01/16	2,216
	City of Scottsdale,
655	GO, 5.25%, 07/01/11 (p)	711
2,000	GO, 5.75%, 07/01/09 (p)	2,080
1,430	Rev., 5.25%, 07/01/21	1,599
1,875	Rev., 5.25%, 07/01/23	2,091
1,345	City of Scottsdale, Unrefeunded Balance, GO, 5.25%, 07/01/11	1,432

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Arizona — Continued
	City of Tempe, Excise Tax,
1,125	Rev., 5.00%, 07/01/16	1,234
970	Series A, Rev., 5.63%, 07/01/09 (p)	1,008
1,500	City of Tucson, GO, MBIA, 5.00%, 07/01/18	1,652
1,725	City of Tucson, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,836
	Greater Arizona Development Authority,
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,036
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,265
6,450	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,060
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,838
1,000	Maricopa County, High School District No. 210-Phoenix, GO, FSA, 5.25%, 07/01/19	1,124
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/15	1,345
1,225	Maricopa County, Unified School District No. 04-Mesa, GO, FSA, 5.00%, 07/01/11	1,306
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.75%, 07/01/11	1,052
	Maricopa County, Unified School District No. 69-Paradise Valley,
3,100	GO, AMBAC, 5.80%, 07/01/09	3,224
1,000	GO, MBIA, 6.35%, 07/01/10	1,077
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,090
1,905	Navajo County, Unified School District No. 20, Project of 2005, Series A, Rev., MBIA, 5.00%, 07/01/18	2,054
1,500	Northern Arizona University, Research Projects, COP, AMBAC, 5.00%, 09/01/15	1,550
1,380	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 07/01/08	1,382
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., MBIA, 5.00%, 07/01/15	3,294
145	Pima County IDA, Series A, Rev., 6.40%, 07/07/08	145
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.00%, 07/01/16	1,145
1,000	Series A, COP, AMBAC, 5.00%, 07/01/17	1,073
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, FSA, 5.00%, 07/01/14	1,710
	Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.00%, 09/01/15	1,041
1,200	Series A, Rev., 5.00%, 09/01/18	1,196
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.00%, 07/01/14	2,746
3,000	Rev., 5.00%, 07/01/17	3,325
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.50%, 07/07/08	1,001
	State of Arizona,
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,821
1,500	Series A, COP, FSA, 5.00%, 03/01/18	1,572
3,000	Tucson & Prima Counties IDA, Series B, Rev., GNMA/FNMA/FHLMC, 4.60%, 06/01/17	3,036
1,000	Tucson Airport Authority, Inc., Rev., FSA, 5.00%, 06/01/12	1,067
1,670	Tucson Airport Authority, Inc. Sub Lien, Rev., AMT, MBIA, 5.00%, 12/01/16	1,677
	University of Arizona,

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Arizona — Continued
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,448
1,555	Series A, COP, AMBAC, 5.50%, 06/01/12 (p)	1,698
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,048
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.50%, 06/01/12	155
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 07/07/08	1,113
3,000	Yuma County IDA, Multi- Family Mortgage, Series A, Rev., GNMA COLL, 6.10%, 09/20/09	3,191
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.50%, 07/07/08 (p)	1,023

		143,446

	Georgia — 1.2%
2,000	Main Street Natural Gas, Inc., Series A, Rev., 5.25%, 09/15/20	1,915

	Illinois — 1.3%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., FGIC, 5.00%, 01/01/17	1,031
1,000	State of Illinois, GO, 5.00%, 01/01/16	1,059

		2,090

	New York — 1.3%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,116

	Pennsylvania — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 09/01/14 (m)	1,054

	Texas — 1.2%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/17	1,818

	West Virginia — 0.7%
1,000	West Virginia School Building Authority, Capital Improvement, Series A, Rev., FGIC, 5.00%, 07/01/16	1,069

	Total Long-Term Investments Cost $149,692)	153,508

SHARES

	Short-Term Investment — 2.7%

	Investment Company — 2.7%
4,338	JPMorgan Tax Free Money Market Fund, InstitutionalClass, 1.60%, 12/31/49 (Cost $4,338) (b)	4,338

	Total Investments — 99.9% (Cost $154,030)	157,846

	Other Assets in Excess of Liabilities — 0.1%	138

	NET ASSETS — 100.0%	$157,984

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,161
Aggregate gross unrealized depreciation	(345)

Net unrealized appreciation/depreciation	$3,816

Federal income tax cost of investments	$154,030

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS AND DEFINITIONS :

ACA	-	Insured by American Capital Access
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
BIG	-	Bond Investment Guarantee
COLL	-	Collateral
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
IDA	-	Industrial Development Authority
MBIA	-	Municipal Bond Insurance Association
PSF	-	Public School Fund
Rev.	-	Revenue Bond
SO	-	Special Obligation
TCRS	-	Transferable Custodial Receipts
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Arizona Muni Bond Fund
Level 1	$ 4,338	$ -	$ -	$ -
Level 2	153,508	-	-	-
Level 3	-	-	-	-
Total	$ 157,846	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 93.6%
		Asset-Backed Securities — 1.6%
1,904		American Express Credit Account Master Trust, Series 2004 - 3, Class A, 4.35%, 12/15/11	1,916
		AmeriCredit Automobile Receivables Trust,
1,400		Series 2006 - BG, Class A4, 5.21%, 09/06/13 (i)	1,288
1,200		Series 2008 - AF, Class A3, 5.68%, 12/12/12	1,200
2,270		Series 2008 - AF, Class A4, 6.96%, 10/14/14	2,256
1,000		Ameriquest Mortgage Securities, Inc., Series 2003 - 13, Class AF6, SUB, 5.09%, 01/25/34	940
2,279		Bear Stearns Asset Backed Securities Trust, Series 2006 - SD1, Class A, FRN, 2.76%, 04/25/36 (y) (i)	1,820
		Capital One Auto Finance Trust,
3,000		Series 2007 - B, Class A3A, 5.03%, 04/15/12	2,922
3,200		Series 2007 - C, Class A2B, FRN, 2.93%, 05/17/10	3,149
200		Series 2007 - C, Class A3A, 5.13%, 04/16/12	187
6,355		Capital One Multi-Asset Execution Trust, Series 2003 - A4, Class A4, 3.65%, 07/15/11	6,359
		Citibank Credit Card Issuance Trust,
4,892		Series 2002 - C2, Class C2, 6.95%, 02/18/14	4,782
3,300		Series 2005 - B1, Class B1, 4.40%, 09/15/10	3,307
950		Series 2007 - A3, Class A3, 6.15%, 06/15/39	915
1,101		Citigroup Mortgage Loan Trust. Inc., Series 2003 - HE3, Class A, FRN, 2.77%, 12/25/33	838
		CNH Equipment Trust,
1,875		Series 2008 - B, Class A3A, 4.78%, 07/16/12	1,873
3,300		Series 2008 - B, Class A4A, 5.60%, 11/17/14	3,282
		Countrywide Asset-Backed Certificates,
1,522		Series 2003 - 5, Class MF1, VAR, 5.41%, 01/25/34	1,221
11		Series 2004 - 1, Class 3A, FRN, 2.67%, 04/25/34	10
1,290		Series 2004 - 1, Class M1, FRN, 2.89%, 03/25/34	1,095
1,060		Series 2004 - 1, Class M2, FRN, 2.94%, 03/25/34	918
1,550		Series 2004 - 6, Class M1, FRN, 2.99%, 10/25/34 (i)	1,363
1,274		Credit Suisse Mortgage Capital Certificates, Series 2006 - CF1, Class A1, FRN, 2.70%, 11/25/35 (i)	988
2,614		Credit-Based Asset Servicing and Securitization LLC, Series 2006 - CB1, Class AF2, SUB, 5.24%, 01/25/36	2,510
1,400		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006 - FF17, Class A4, FRN, 2.49%, 12/25/36	1,152
969		GE Capital Mortgage Services, Inc., Series 1999 - HE1, Class M, VAR, 6.71%, 04/25/29 (i)	880
910		Household Automotive Trust, Series 2005 - 1, Class A4, 4.35%, 06/18/12	901
2,000		Indymac Residential Asset Backed Trust, Series 2006 - A, Class A3, FRN, 2.59%, 03/25/36	1,754
		Long Beach Mortgage Loan Trust,
1,500		Series 2004 - 3, Class M1, FRN, 2.96%, 07/25/34	1,195
1,575		Series 2006 - 8, Class 2A2, FRN, 2.48%, 09/25/36	1,392
1,873		MASTR Asset Backed Securities Trust, Series 2006 - HE3, Class A1, FRN, 2.43%, 08/25/36	1,810
		MBNA Credit Card Master Note Trust,
3,000		Series 2001 - C2, Class C2, FRN, 3.66%, 12/15/10 (e)	3,003
3,083		Series 2002 - C1, Class C1, 6.80%, 07/15/14	3,010
1,288		Series 2003 - C1, Class C1, FRN, 4.21%, 06/15/12	1,259
2,240		MBNA Master Credit Card Trust, Series 1999 - J, Class C, 7.85%, 02/15/12 (e)	2,281
4,000		New Century Home Equity Loan Trust, Series 2003 - 5, Class AI6, SUB, 5.50%, 11/25/33	3,185
435		Option One Mortgage Loan Trust, Series 2003 - 1, Class A2, FRN, 3.23%, 02/25/33	390
		Residential Asset Securities Corp.,
124		Series 2002 - KS4, Class AIIB, FRN, 2.89%, 07/25/32	111
187		Series 2003 - KS5, Class AIIB, FRN, 2.97%, 07/25/33	142
195		Series 2003 - KS9, Class A2B, FRN, 3.03%, 11/25/33	151
5,744		Structured Asset Securities Corp., Series 2002 - 23XS, Class A7, 6.08%, 11/25/32	4,661
1,500		Volkswagen Auto Loan Enhanced Trust, Series 2008 - 1, Class A3, 4.50%, 07/20/12	1,498
		Wachovia Asset Securitization, Inc.,
278		Series 2002 - HE2, Class A, FRN, 2.82%, 12/25/32	225
860		Series 2003 - HE3, Class A, FRN, 2.64%, 11/25/33	714

		Total Asset-Backed Securities (Cost $77,979)	74,853

		Collateralized Mortgage Obligations — 44.3%
		Agency CMO — 29.6%
2,203		Federal Home Loan Bank System, Series 2000-0606 , Class Y, 5.27%, 12/28/12	2,199
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
933		Series 8, Class ZA, 7.00%, 03/25/23	982
378		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	—	(h)
		Federal Home Loan Mortgage Corp. REMICS,
126		Series 11, Class D, 9.50%, 07/15/19	134
44		Series 22, Class C, 9.50%, 04/15/20	46
67		Series 23, Class F, 9.60%, 04/15/20	72
1		Series 41, Class I, HB, 84.00%, 05/15/20	3
8		Series 47, Class F, 10.00%, 06/15/20	9
25		Series 99, Class Z, 9.50%, 01/15/21	26
1		Series 204, Class E, IF, HB, 1,380.12%, 05/15/23	18
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	1
26		Series 1065, Class J, 9.00%, 04/15/21	27
9		Series 1079, Class S, IF, 25.29%, 05/15/21	13
36		Series 1084, Class F, FRN, 3.51%, 05/15/21	37
25		Series 1084, Class S, IF, HB, 33.69%, 05/15/21	40
47		Series 1116, Class I, 5.50%, 08/15/21	47
43		Series 1144, Class KB, 8.50%, 09/15/21	43
—	(h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	4
1		Series 1196, Class B, IF, HB, 860.40%, 01/15/22	24
322		Series 1212, Class IZ, 8.00%, 02/15/22	332
74		Series 1250, Class J, 7.00%, 05/15/22	77
96		Series 1343, Class LA, 8.00%, 08/15/22	103
121		Series 1343, Class LB, 7.50%, 08/15/22	121
208		Series 1370, Class JA, FRN, 3.71%, 09/15/22	209
209		Series 1455, Class WB, IF, 3.39%, 12/15/22	185
978		Series 1466, Class PZ, 7.50%, 02/15/23	1,056
17		Series 1470, Class F, FRN, 4.28%, 02/15/23	17
1,189		Series 1498, Class I, FRN, 3.71%, 04/15/23	1,191
1,486		Series 1502, Class PX, 7.00%, 04/15/23	1,548
200		Series 1505, Class Q, 7.00%, 05/15/23	208
482		Series 1518, Class G, IF, 7.26%, 05/15/23	470
169		Series 1541, Class M, IF, 14.60%, 07/15/23	202
459		Series 1541, Class O, FRN, 3.13%, 07/15/23	448
3		Series 1544, Class J, IF, 11.65%, 07/15/08	4
350		Series 1558, Class D, 6.50%, 07/15/23	358
8		Series 1561, Class TA, PO, 08/15/08	8
43		Series 1570, Class F, FRN, 4.78%, 08/15/23	42
1,563		Series 1573, Class PZ, 7.00%, 09/15/23	1,613
9		Series 1575, Class FB, FRN, 4.06%, 08/15/08	8
4		Series 1575, Class SB, IF, 11.81%, 08/15/08	4
916		Series 1591, Class PV, 6.25%, 10/15/23	956
113		Series 1595, Class D, 7.00%, 10/15/13	118
353		Series 1596, Class D, 6.50%, 10/15/13	363
39		Series 1602, Class SA, IF, 14.42%, 10/15/23	44
22		Series 1604, Class SA, IF, 9.43%, 11/15/08	22
39		Series 1606, Class SC, IF, 13.11%, 11/15/08	40
67		Series 1607, Class SA, IF, 13.08%, 10/15/13	75
4,200		Series 1608, Class L, 6.50%, 09/15/23	4,416
1,515		Series 1609, Class LG, IF, 11.78%, 11/15/23	1,582
367		Series 1611, Class JA, FRN, 3.38%, 08/15/23	368
350		Series 1611, Class JB, IF, 14.50%, 08/15/23	367
48		Series 1612, Class SD, IF, 9.64%, 11/15/08	48
45		Series 1625, Class SD, IF, 8.51%, 12/15/08	45
1,872		Series 1642, Class PJ, 6.00%, 11/15/23	1,934
782		Series 1658, Class GZ, 7.00%, 01/15/24	823
12		Series 1659, Class SB, IF, 8.50%, 01/15/09	12
21		Series 1671, Class QC, IF, 10.00%, 02/15/24	26
104		Series 1685, Class Z, 6.00%, 11/15/23	104
24		Series 1686, Class SH, IF, 13.47%, 02/15/24	26
9		Series 1689, Class SD, IF, 10.85%, 10/15/23	9
560		Series 1695, Class EB, 7.00%, 03/15/24	598
101		Series 1698, Class SC, IF, 11.09%, 03/15/09	103
125		Series 1699, Class FC, FRN, 3.16%, 03/15/24	125
513		Series 1700, Class GA, PO, 02/15/24	439
1,401		Series 1706, Class K, 7.00%, 03/15/24	1,483
58		Series 1709, Class FA, FRN, 2.82%, 03/15/24	57
123		Series 1745, Class D, 7.50%, 08/15/24	131
1,512		Series 1798, Class F, 5.00%, 05/15/23	1,511
32		Series 1807, Class A, 6.00%, 11/15/08	32
22		Series 1807, Class G, 9.00%, 10/15/20	23
440		Series 1829, Class ZB, 6.50%, 03/15/26	462
70		Series 1844, Class E, 6.50%, 10/15/13	71
2,858		Series 1863, Class Z, 6.50%, 07/15/26	2,984
58		Series 1865, Class D, PO, 02/15/24	31
264		Series 1890, Class H, 7.50%, 09/15/26	282
649		Series 1899, Class ZE, 8.00%, 09/15/26	698
11		Series 1900, Class T, PO, 08/15/08	11
42		Series 1935, Class FL, FRN, 3.26%, 02/15/27	42
588		Series 1963, Class Z, 7.50%, 01/15/27	609
31		Series 1967, Class PC, PO, 10/15/08	31
88		Series 1970, Class PG, 7.25%, 07/15/27	88
825		Series 1981, Class Z, IO, 6.00%, 05/15/27	850
811		Series 1983, Class Z, 6.50%, 12/15/23	850
381		Series 1987, Class PE, 7.50%, 09/15/27	387
9		Series 2017, Class SE, IF, 12.21%, 12/15/08	9
857		Series 2019, Class Z, 6.50%, 12/15/27	897
474		Series 2025, Class PE, 6.30%, 01/15/13	485
316		Series 2033, Class SN, IF, IO, 16.70%, 03/15/24	158
831		Series 2038, Class PN, IO, 7.00%, 03/15/28	208
1,540		Series 2040, Class PE, 7.50%, 03/15/28	1,598
1,163		Series 2054, Class PV, 7.50%, 05/15/28	1,237
691		Series 2055, Class OE, 6.50%, 05/15/13	714
2,760		Series 2075, Class PH, 6.50%, 08/15/28	2,893
2,660		Series 2075, Class PM, 6.25%, 08/15/28	2,776
1,582		Series 2086, Class GB, 6.00%, 09/15/28	1,636
989		Series 2089, Class PJ, IO, 7.00%, 10/15/28	249
4,896		Series 2095, Class PE, 6.00%, 11/15/28	5,069
237		Series 2097, Class PV, 6.00%, 09/15/09	237
1,716		Series 2102, Class TC, 6.00%, 12/15/13	1,769
1,077		Series 2102, Class TU, 6.00%, 12/15/13	1,111
13,038		Series 2110, Class PG, 6.00%, 01/15/29	13,480
4,306		Series 2115, Class PE, 6.00%, 01/15/14	4,437
1,605		Series 2125, Class JZ, 6.00%, 02/15/29	1,658
2,710		Series 2126, Class CB, 6.25%, 02/15/29	2,824
285		Series 2132, Class SB, IF, 18.30%, 03/15/29	332
221		Series 2134, Class PI, IO, 6.50%, 03/15/19	44
116		Series 2135, Class UK, IO, 6.50%, 03/15/14	14
141		Series 2141, Class IO, IO, 7.00%, 04/15/29	35
55		Series 2143, Class CD, 6.00%, 02/15/28	56
297		Series 2163, Class PC, IO, 7.50%, 06/15/29	73
2,240		Series 2169, Class TB, 7.00%, 06/15/29	2,382
1,400		Series 2172, Class QC, 7.00%, 07/15/29	1,490
1,753		Series 2176, Class OJ, 7.00%, 08/15/29	1,837
232		Series 2189, Class SA, IF, 12.97%, 02/15/28	244
851		Series 2201, Class C, 8.00%, 11/15/29	898
670		Series 2209, Class TC, 8.00%, 01/15/30	703
999		Series 2210, Class Z, 8.00%, 01/15/30	1,054
219		Series 2224, Class CB, 8.00%, 03/15/30	228
808		Series 2230, Class Z, 8.00%, 04/15/30	868
624		Series 2234, Class PZ, 7.50%, 05/15/30	663
473		Series 2247, Class Z, 7.50%, 08/15/30	501
679		Series 2256, Class MC, 7.25%, 09/15/30	708
1,478		Series 2259, Class ZM, 7.00%, 10/15/30	1,537
53		Series 2261, Class ZY, 7.50%, 10/15/30	55
180		Series 2262, Class Z, 7.50%, 10/15/30	186
1,447		Series 2271, Class PC, 7.25%, 12/15/30	1,485
2,184		Series 2283, Class K, 6.50%, 12/15/23	2,322
932		Series 2296, Class PD, 7.00%, 03/15/31	981
275		Series 2306, Class K, PO, 05/15/24	221
649		Series 2306, Class SE, IF, IO, 6.93%, 05/15/24	125
957		Series 2313, Class LA, 6.50%, 05/15/31	1,004
395		Series 2323, Class VO, 6.00%, 10/15/22	400
1,811		Series 2325, Class PM, 7.00%, 06/15/31	1,940
4,888		Series 2344, Class QG, 6.00%, 08/15/16	5,061
10,911		Series 2344, Class ZD, 6.50%, 08/15/31	11,376
926		Series 2344, Class ZJ, 6.50%, 08/15/31	968
981		Series 2345, Class NE, 6.50%, 08/15/31	1,025
1,471		Series 2345, Class PQ, 6.50%, 08/15/16	1,539
1,214		Series 2351, Class PZ, 6.50%, 08/15/31	1,271
1,679		Series 2353, Class TD, 6.00%, 09/15/16	1,745
1,446		Series 2355, Class BP, 6.00%, 09/15/16	1,498
660		Series 2359, Class PM, 6.00%, 09/15/16	684
2,060		Series 2359, Class ZB, 8.50%, 06/15/31	2,270
2,724		Series 2360, Class PG, 6.00%, 09/15/16	2,818
592		Series 2362, Class PD, 6.50%, 06/15/20	596
671		Series 2363, Class PF, 6.00%, 09/15/16	694
1,216		Series 2366, Class MD, 6.00%, 10/15/16	1,232
1,791		Series 2367, Class ME, 6.50%, 10/15/31	1,863
4,772		Series 2391, Class QR, 5.50%, 12/15/16	4,873
883		Series 2391, Class VQ, 6.00%, 10/15/12	909
1,262		Series 2392, Class PV, 6.00%, 12/15/20	1,278
1,539		Series 2394, Class MC, 6.00%, 12/15/16	1,595
2,313		Series 2399, Class OH, 6.50%, 01/15/32	2,417
3,618		Series 2399, Class TH, 6.50%, 01/15/32	3,772
3,301		Series 2410, Class NG, 6.50%, 02/15/32	3,442
955		Series 2410, Class OE, 6.38%, 02/15/32	988
2,572		Series 2410, Class QS, IF, 12.96%, 02/15/32	2,633
810		Series 2410, Class QX, IF, IO, 6.14%, 02/15/32	110
346		Series 2412, Class SE, IF, 11.19%, 02/15/09	348
2,030		Series 2412, Class SP, IF, 11.07%, 02/15/32	2,049
4,589		Series 2420, Class XK, 6.50%, 02/15/32	4,796
1,792		Series 2423, Class MC, 7.00%, 03/15/32	1,882
1,936		Series 2423, Class MT, 7.00%, 03/15/32	2,034
1,936		Series 2423, Class TB, 6.50%, 03/15/32	2,026
1,449		Series 2425, Class OB, 6.00%, 03/15/17	1,501
3,360		Series 2430, Class WF, 6.50%, 03/15/32	3,522
2,781		Series 2434, Class TC, 7.00%, 04/15/32	2,920
840		Series 2435, Class CJ, 6.50%, 04/15/32	878
2,800		Series 2435, Class VH, 6.00%, 07/15/19	2,893
2,420		Series 2436, Class MC, 7.00%, 04/15/32	2,563
1,682		Series 2444, Class ES, IF, IO, 5.44%, 03/15/32	147
1,037		Series 2450, Class GZ, 7.00%, 05/15/32	1,086
1,346		Series 2450, Class SW, IF, IO, 5.49%, 03/15/32	119
3,636		Series 2455, Class GK, 6.50%, 05/15/32	3,815
1,205		Series 2458, Class QE, 5.50%, 06/15/17	1,230
3,990		Series 2460, Class VZ, 6.00%, 11/15/29	4,098
5,089		Series 2463, Class CE, 6.00%, 06/15/17	5,271
2,856		Series 2466, Class PG, 6.50%, 04/15/32	2,965
1,400		Series 2466, Class PH, 6.50%, 06/15/32	1,463
2,752		Series 2474, Class NR, 6.50%, 07/15/32	2,873
694		Series 2480, Class PV, 6.00%, 07/15/11	712
2,942		Series 2484, Class LZ, 6.50%, 07/15/32	3,075
832		Series 2488, Class WS, IF, 11.19%, 08/15/17	863
1,019		Series 2498, Class UD, 5.50%, 06/15/16	1,031
3,360		Series 2500, Class MC, 6.00%, 09/15/32	3,422
69		Series 2500, Class TD, 5.50%, 02/15/16	70
1,680		Series 2512, Class PG, 5.50%, 10/15/22	1,692
2,363		Series 2513, Class YO, PO, 02/15/32	2,054
5,194		Series 2515, Class DE, 4.00%, 03/15/32	4,986
1,885		Series 2518, Class PX, 5.50%, 09/15/13	1,927
523		Series 2519, Class BT, 8.50%, 09/15/31	565
511		Series 2521, Class PU, 5.50%, 05/15/10	519
2,551		Series 2527, Class VU, 5.50%, 10/15/13	2,600
2,520		Series 2535, Class BK, 5.50%, 12/15/22	2,559
3,360		Series 2537, Class TE, 5.50%, 12/15/17	3,416
1,229		Series 2541, Class GX, 5.50%, 02/15/17	1,248
2,000		Series 2543, Class LX, 5.00%, 12/15/17	2,008
2,800		Series 2543, Class YX, 6.00%, 12/15/32	2,859
3,640		Series 2544, Class HC, 6.00%, 12/15/32	3,738
3,763		Series 2552, Class ME, 6.00%, 01/15/33	3,861
1,985		Series 2565, Class MB, 6.00%, 05/15/30	2,030
1,904		Series 2567, Class QD, 6.00%, 02/15/33	1,944
645		Series 2571, Class SK, IF, 23.66%, 09/15/23	876
5,601		Series 2575, Class ME, 6.00%, 02/15/33	5,695
1,416		Series 2586, Class HD, 5.50%, 03/15/23	1,381
2,504		Series 2586, Class WI, IO, 6.50%, 03/15/33	565
2,051		Series 2594, Class VA, 6.00%, 03/15/14	2,101
4,307		Series 2594, Class VP, 6.00%, 02/15/14	4,392
5,265		Series 2594, Class VQ, 6.00%, 08/15/20	5,442
1,420		Series 2595, Class HC, 5.50%, 04/15/23	1,389
2,051		Series 2596, Class QG, 6.00%, 03/15/33	2,094
7,026		Series 2597, Class DS, IF, IO, 5.04%, 02/15/33	617
9,152		Series 2599, Class DS, IF, IO, 4.49%, 02/15/33	701
11,715		Series 2610, Class DS, IF, IO, 4.59%, 03/15/33	1,016
11,770		Series 2611, Class SH, IF, IO, 5.14%, 10/15/21	1,118
1,680		Series 2611, Class UH, 4.50%, 05/15/18	1,626
2,240		Series 2617, Class GR, 4.50%, 05/15/18	2,173
441		Series 2619, Class HR, 3.50%, 11/15/31	421
1,796		Series 2619, Class IM, IO, 5.00%, 10/15/21	229
795		Series 2624, Class IU, IO, 5.00%, 06/15/33	256
11,518		Series 2626, Class NS, IF, IO, 4.04%, 06/15/23	1,195
4,521		Series 2629, Class BY, IO, 4.50%, 03/15/18	586
706		Series 2630, Class KN, 2.50%, 04/15/13	704
6,360		Series 2631, Class LC, 4.50%, 06/15/18	6,181
20,662		Series 2636, Class Z, 4.50%, 06/15/18	19,941
3,263		Series 2637, Class SA, IF, IO, 3.59%, 06/15/18	195
920		Series 2638, Class DS, IF, 6.09%, 07/15/23	789
4,018		Series 2638, Class SA, IF, IO, 4.59%, 11/15/16	271
1,232		Series 2640, Class UG, IO, 5.00%, 01/15/32	324
1,051		Series 2640, Class UR, IO, 4.50%, 08/15/17	80
866		Series 2643, Class HI, IO, 4.50%, 12/15/16	65
3,933		Series 2649, Class QE, 4.50%, 08/15/17	3,922
1,659		Series 2650, Class PO, PO, 12/15/32	1,336
7,566		Series 2650, Class SO, PO, 12/15/32	6,063
19,010		Series 2651, Class VZ, 4.50%, 07/15/18	18,328
2,276		Series 2656, Class SH, IF, 14.06%, 02/15/25	2,469
4,000		Series 2658, Class PE, 4.50%, 11/15/16	3,994
844		Series 2663, Class EO, PO, 08/15/33	447
3,911		Series 2668, Class SB, IF, 4.96%, 10/15/15	3,727
2,800		Series 2672, Class ME, 5.00%, 11/15/22	2,797
917		Series 2672, Class SJ, IF, 4.92%, 09/15/16	855
9,351		Series 2675, Class CK, 4.00%, 09/15/18	8,774
1,795		Series 2676, Class TS, IF, 10.75%, 01/15/32	1,798
3,592		Series 2682, Class YS, IF, 4.76%, 10/15/33	2,438
390		Series 2683, Class VA, 5.50%, 02/15/21	398
16,000		Series 2684, Class PO, PO, 01/15/33	11,091
4,480		Series 2684, Class TO, PO, 10/15/33	2,112
1,862		Series 2686, Class GB, 5.00%, 05/15/20	1,885
4,568		Series 2686, Class NS, IF, IO, 5.09%, 10/15/21	437
2,685		Series 2691, Class WS, IF, 5.23%, 10/15/33	1,651
1,000		Series 2695, Class DE, 4.00%, 01/15/17	981
904		Series 2696, Class CO, PO, 10/15/18	692
1,884		Series 2697, Class LE, 4.50%, 11/15/20	1,885
1,791		Series 2702, Class PC, 5.00%, 01/15/23	1,790
1,809		Series 2705, Class SC, IF, 5.23%, 11/15/33	1,225
3,418		Series 2705, Class SD, IF, 5.77%, 11/15/33	2,556
6,900		Series 2707, Class QE, 4.50%, 11/15/18	6,667
2,240		Series 2715, Class OG, 5.00%, 01/15/23	2,215
4,480		Series 2716, Class UN, 4.50%, 12/15/23	4,235
2,240		Series 2720, Class PC, 5.00%, 12/15/23	2,235
1,563		Series 2721, Class PI, IO, 5.00%, 05/15/16	24
11,481		Series 2727, Class BS, IF, 5.30%, 01/15/34	6,677
400		Series 2727, Class PO, PO, 01/15/34	196
76		Series 2733, Class GF, FRN, 0.00%, 09/15/33	58
1,254		Series 2739, Class S, IF, 6.97%, 01/15/34	835
2,000		Series 2743, Class HC, 4.50%, 12/15/15	2,009
2,150		Series 2743, Class HD, 4.50%, 08/15/17	2,133
5,000		Series 2743, Class HE, 4.50%, 02/15/19	4,819
2,008		Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,216
363		Series 2744, Class PC, 5.50%, 01/15/31	365
2,535		Series 2744, Class PE, 5.50%, 02/15/34	2,586
4,827		Series 2744, Class TU, 5.50%, 05/15/32	4,865
518		Series 2749, Class PK, IO, 5.00%, 09/15/22	3
3,400		Series 2752, Class PD, 5.00%, 03/15/26	3,447
1,173		Series 2753, Class S, IF, 6.97%, 02/15/34	784
4,089		Series 2755, Class PA, PO, 02/15/29	3,548
3,644		Series 2755, Class SA, IF, 9.17%, 05/15/30	3,602
2,001		Series 2762, Class LO, PO, 03/15/34	1,095
2,000		Series 2764, Class UC, 5.00%, 05/15/27	2,028
1,675		Series 2766, Class SX, IF, 8.02%, 03/15/34	1,197
1,048		Series 2769, Class PO, PO, 03/15/34	497
675		Series 2771, Class FG, FRN, 0.00%, 03/15/34	396
5,526		Series 2776, Class SK, IF, 5.30%, 04/15/34	3,636
1,051		Series 2778, Class BS, IF, 9.46%, 04/15/34	800
9,990		Series 2778, Class US, IF, IO, 4.69%, 06/15/33	750
1,201		Series 2780, Class JG, 4.50%, 04/15/19	1,158
2,000		Series 2809, Class UB, 4.00%, 09/15/17	1,961
2,000		Series 2809, Class UC, 4.00%, 06/15/19	1,859
1,418		Series 2812, Class AB, 4.50%, 10/15/18	1,417
2,346		Series 2812, Class EL, 7.50%, 02/15/27	2,466
379		Series 2827, Class SQ, IF, 7.50%, 01/15/19	377
379		Series 2836, Class SG, IF, 8.06%, 05/15/34	287
1,190		Series 2838, Class FQ, FRN, 2.96%, 08/15/34	1,136
1,246		Series 2840, Class JO, PO, 06/15/23	940
81		Series 2841, Class GO, PO, 08/15/34	67
2,695		Series 2841, Class YA, 5.50%, 07/15/27	2,742
1,386		Series 2846, Class PO, PO, 08/15/34	845
903		Series 2849, Class PO, PO, 08/15/34	558
1,623		Series 2863, Class JA, 4.50%, 09/15/19	1,572
2,000		Series 2864, Class GB, 4.00%, 09/15/19	1,876
6,500		Series 2872, Class JD, 4.50%, 01/15/16	6,534
152		Series 2888, Class SL, IF, 7.37%, 11/15/34	127
1,627		Series 2890, Class DO, PO, 11/15/34	902
2,319		Series 2965, Class GD, 4.50%, 04/15/20	2,235
1,000		Series 2975, Class KO, PO, 05/15/35	551
1,712		Series 2989, Class PO, PO, 06/15/23	1,302
4,000		Series 2992, Class LB, 5.00%, 06/15/20	3,917
4,000		Series 2999, Class NC, 4.50%, 12/15/18	3,909
3,500		Series 2999, Class ND, 4.50%, 07/15/20	3,324
680		Series 3014, Class OD, PO, 08/15/35	420
780		Series 3044, Class VO, PO, 10/15/35	481
4,000		Series 3047, Class OB, 5.50%, 12/15/33	4,087
2,500		Series 3064, Class OB, 5.50%, 07/15/29	2,550
1,273		Series 3068, Class AO, PO, 01/15/35	1,056
4,157		Series 3081, Class CT, 5.50%, 04/15/24	4,219
5,144		Series 3100, Class MA, VAR, 7.67%, 12/15/35 (i)	4,569
1,003		Series 3101, Class EA, 6.00%, 06/15/20	1,017
2,414		Series 3117, Class EO, PO, 02/15/36	1,898
3,171		Series 3117, Class OK, PO, 02/15/36	2,295
105		Series 3122, Class ZB, 6.00%, 03/15/36	98
4,803		Series 3134, Class PO, PO, 03/15/36	3,653
5,736		Series 3138, Class PO, PO, 04/15/36	4,338
3,069		Series 3150, Class PO, PO, 05/15/36	2,402
1,280		Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,000
2,000		Series 3162, Class OB, 6.00%, 11/15/30	2,078
491		Series 3164, Class CF, FRN, 0.00%, 04/15/33	354
2,770		Series 3174, Class CA, 5.50%, 02/15/26	2,821
1,725		Series 3174, Class PX, 5.00%, 06/15/17	1,731
5,274		Series 3179, Class OA, PO, 07/15/36	4,176
1,311		Series 3189, Class SN, IF, 10.41%, 11/15/35	1,544
2,030		Series 3195, Class PD, 6.50%, 07/15/36	2,153
2,530		Series 3218, Class AO, PO, 09/15/36	1,946
2,172		Series 3233, Class OP, PO, 05/15/36	1,687
1,704		Series 3253, Class A, 5.00%, 08/15/20	1,725
2,419		Series 3256, Class PO, PO, 12/15/36	1,876
6,752		Series 3260, Class CS, IF, IO, 3.63%, 01/15/37	418
2,179		Series 3261, Class OA, PO, 01/15/37	1,700
3,079		Series 3274, Class JO, PO, 02/15/37	2,268
5,000		Series 3299, Class KB, 5.00%, 08/15/29	4,991
861		Series 3318, Class AO, PO, 05/15/37	641
895		Series 3325, Class OB, PO, 06/15/37	674
3,834		Series 3331, Class PO, PO, 06/15/37	2,969
4,000		Series 3334, Class MC, 5.00%, 04/15/33	3,929
8,782		Series 3344, Class SL, IF, IO, 4.09%, 07/15/37	537
4,653		Series 3356, Class PA, 6.00%, 11/15/26	4,781
2,000		Series 3361, Class EF, FRN, 3.11%, 08/15/35	1,820
49,499		Series 3430, Class AI, IO, 1.42%, 09/15/12	1,448
12		Federal Home Loan Mortgage Corp. STRIPS, Series 134, Class B, IO, 9.00%, 04/01/22	3
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,445		Series T - 41, Class 3A, VAR, 7.50%, 07/25/32	1,466
910		Series T - 51, Class 2A, VAR, 7.50%, 08/25/42	961
4,486		Series T - 54, Class 2A, 6.50%, 02/25/43	4,612
1,546		Series T - 54, Class 3A, 7.00%, 02/25/43	1,641
672		Series T - 58, Class APO, PO, 09/25/43	562
		Federal National Mortgage Association REMICS,
15		Series 1988 - 7, Class Z, 9.25%, 04/25/18	16
68		Series 1989 - 70, Class G, 8.00%, 10/25/19	73
24		Series 1989 - 78, Class H, 9.40%, 11/25/19	27
47		Series 1989 - 83, Class H, 8.50%, 11/25/19	51
47		Series 1989 - 89, Class H, 9.00%, 11/25/19	51
31		Series 1990 - 1, Class D, 8.80%, 01/25/20	34
7		Series 1990 - 60, Class K, 5.50%, 06/25/20	7
14		Series 1990 - 63, Class H, 9.50%, 06/25/20	15
15		Series 1990 - 93, Class G, 5.50%, 08/25/20	15
—	(h)	Series 1990 - 94, Class H, HB, 504.00%, 08/25/20	4
—	(h)	Series 1990 - 95, Class J, HB, 1,118.04%, 08/25/20	5
53		Series 1990 - 102, Class J, 6.50%, 08/25/20	55
111		Series 1990 - 120, Class H, 9.00%, 10/25/20	122
9		Series 1990 - 134, Class SC, IF, 17.99%, 11/25/20	11
—	(h)	Series 1990 - 140, Class K, HB, 652.15%, 12/25/20	6
—	(h)	Series 1991 - 7, Class K, HB, 910.80%, 02/25/21	2
42		Series 1991 - 24, Class Z, 5.00%, 03/25/21	42
34		Series 1992 - 38, Class Z, 7.50%, 02/25/22	35
8		Series 1992 - 101, Class J, 7.50%, 06/25/22	8
244		Series 1992 - 136, Class PK, 6.00%, 08/25/22	253
164		Series 1992 - 143, Class MA, 5.50%, 09/25/22	167
430		Series 1992 - 163, Class M, 7.75%, 09/25/22	462
710		Series 1992 - 188, Class PZ, 7.50%, 10/25/22	766
337		Series 1993 - 21, Class KA, 7.70%, 03/25/23	363
492		Series 1993 - 25, Class J, 7.50%, 03/25/23	528
128		Series 1993 - 27, Class SA, IF, 15.50%, 02/25/23	150
197		Series 1993 - 62, Class SA, IF, 12.88%, 04/25/23	229
1		Series 1993 - 107, Class F, FRN, 4.13%, 06/25/08	1
23		Series 1993 - 164, Class SC, IF, 11.42%, 09/25/08	23
104		Series 1993 - 165, Class SD, IF, 7.90%, 09/25/23	107
226		Series 1993 - 165, Class SK, IF, 12.50%, 09/25/23	257
436		Series 1993 - 167, Class GA, 7.00%, 09/25/23	450
8		Series 1993 - 175, Class SA, IF, 13.85%, 09/25/08	8
152		Series 1993 - 179, Class SB, IF, 15.40%, 10/25/23	182
101		Series 1993 - 179, Class SC, IF, 10.50%, 10/25/23	116
5		Series 1993 - 186, Class SA, IF, 9.25%, 09/25/08	5
24		Series 1993 - 190, Class S, IF, 9.43%, 10/25/08	24
9		Series 1993 - 196, Class FA, FRN, 4.18%, 10/25/08	10
5		Series 1993 - 196, Class SB, IF, 9.25%, 10/25/08	5
14		Series 1993 - 197, Class SB, IF, 9.19%, 10/25/08	14
583		Series 1993 - 199, Class FA, FRN, 2.96%, 10/25/23	583
287		Series 1993 - 205, Class H, PO, 09/25/23	240
537		Series 1993 - 220, Class SG, IF, 11.19%, 11/25/13	569
50		Series 1993 - 221, Class FH, FRN, 3.51%, 12/25/08	50
25		Series 1993 - 221, Class SE, IF, 9.50%, 12/25/08	25
369		Series 1993 - 225, Class UB, 6.50%, 12/25/23	387
95		Series 1993 - 230, Class FA, FRN, 3.01%, 12/25/23	96
10		Series 1993 - 233, Class SB, IF, 11.03%, 12/25/08	10
444		Series 1993 - 247, Class FE, FRN, 3.41%, 12/25/23	445
206		Series 1993 - 247, Class SU, IF, 9.67%, 12/25/23	233
814		Series 1993 - 250, Class Z, 7.00%, 12/25/23	854
2,742		Series 1993 - 257, Class C, PO, 06/25/23	2,502
17		Series 1994 - 12, Class FC, FRN, 4.33%, 01/25/09	17
1		Series 1994 - 13, Class SK, IF, 12.58%, 02/25/09	1
2		Series 1994 - 33, Class F, FRN, 2.81%, 03/25/09	1
32		Series 1994 - 33, Class FA, FRN, 4.28%, 03/25/09	32
175		Series 1994 - 34, Class DZ, 6.00%, 03/25/09	176
1,779		Series 1994 - 37, Class L, 6.50%, 03/25/24	1,863
8,458		Series 1994 - 40, Class Z, 6.50%, 03/25/24	8,869
78		Series 1994 - 55, Class G, 6.75%, 12/25/23	78
216		Series 1995 - 2, Class Z, 8.50%, 01/25/25	231
373		Series 1995 - 19, Class Z, 6.50%, 11/25/23	402
1,818		Series 1996 - 14, Class SE, IF, IO, 6.94%, 08/25/23	350
7		Series 1996 - 20, Class L, PO, 09/25/08	7
37		Series 1996 - 24, Class E, PO, 03/25/09	36
61		Series 1996 - 27, Class FC, FRN, 2.91%, 03/25/17	61
44		Series 1996 - 39, Class J, PO, 09/25/08	44
156		Series 1996 - 59, Class J, 6.50%, 08/25/22	163
1,665		Series 1997 - 20, Class IO, FRN, IO, 1.84%, 03/25/27	58
109		Series 1997 - 27, Class J, 7.50%, 04/18/27	113
178		Series 1997 - 29, Class J, 7.50%, 04/20/27	189
1,142		Series 1997 - 39, Class PD, 7.50%, 05/20/27	1,207
703		Series 1997 - 42, Class EN, 7.25%, 07/18/27	730
183		Series 1997 - 42, Class ZC, 6.50%, 07/18/27	190
30		Series 1997 - 51, Class PM, IO, 7.00%, 05/18/12	1
2,582		Series 1997 - 61, Class ZC, 7.00%, 02/25/23	2,730
490		Series 1997 - 81, Class PI, IO, 7.00%, 12/18/27	123
89		Series 1998 - 4, Class C, PO, 04/25/23	75
33		Series 1998 - 27, Class B, PO, 12/25/08	33
2,057		Series 1998 - 36, Class ZB, 6.00%, 07/18/28	2,124
625		Series 1998 - 43, Class SA, IF, IO, 14.46%, 04/25/23	217
1,014		Series 1998 - 66, Class SB, IF, IO, 5.76%, 12/25/28	131
496		Series 1999 - 17, Class C, 6.35%, 04/25/29	517
2,056		Series 1999 - 18, Class Z, 5.50%, 04/18/29	2,010
1,151		Series 1999 - 38, Class SK, IF, IO, 5.66%, 08/25/23	129
282		Series 1999 - 52, Class NS, IF, 16.68%, 10/25/23	323
695		Series 1999 - 62, Class PB, 7.50%, 12/18/29	745
2,215		Series 2000 - 2, Class ZE, 7.50%, 02/25/30	2,359
933		Series 2000 - 20, Class SA, IF, IO, 6.71%, 07/25/30	111
164		Series 2000 - 52, Class IO, IO, 8.50%, 01/25/31	44
1,000		Series 2001 - 4, Class PC, 7.00%, 03/25/21	1,062
873		Series 2001 - 5, Class OW, 6.00%, 03/25/16	897
711		Series 2001 - 7, Class PF, 7.00%, 03/25/31	749
2,816		Series 2001 - 7, Class PR, 6.00%, 03/25/16	2,934
3,303		Series 2001 - 10, Class PR, 6.00%, 04/25/16	3,430
1,741		Series 2001 - 30, Class PM, 7.00%, 07/25/31	1,836
1,217		Series 2001 - 31, Class VD, 6.00%, 05/25/31	1,255
3,199		Series 2001 - 33, Class ID, IO, 6.00%, 07/25/31	761
1,742		Series 2001 - 36, Class DE, 7.00%, 08/25/31	1,836
3,738		Series 2001 - 44, Class MY, 7.00%, 09/25/31	3,940
689		Series 2001 - 44, Class PD, 7.00%, 09/25/31	725
793		Series 2001 - 44, Class PU, 7.00%, 09/25/31	835
5,248		Series 2001 - 48, Class Z, 6.50%, 09/25/21	5,499
330		Series 2001 - 49, Class DQ, 6.00%, 11/25/15	332
724		Series 2001 - 49, Class Z, 6.50%, 09/25/31	757
551		Series 2001 - 52, Class KB, 6.50%, 10/25/31	576
329		Series 2001 - 52, Class XM, 6.50%, 11/25/10	337
2,028		Series 2001 - 52, Class XN, 6.50%, 11/25/15	2,125
985		Series 2001 - 61, Class VB, 7.00%, 12/25/16	989
4,965		Series 2001 - 61, Class Z, 7.00%, 11/25/31	5,181
1,018		Series 2001 - 71, Class MB, 6.00%, 12/25/16	1,053
2,276		Series 2001 - 71, Class QE, 6.00%, 12/25/16	2,355
526		Series 2001 - 72, Class SX, IF, 11.89%, 12/25/31	527
3,034		Series 2001 - 74, Class MB, 6.00%, 12/25/16	3,155
2,376		Series 2001 - 80, Class PE, 6.00%, 07/25/29	2,442
664		Series 2002 - 1, Class HC, 6.50%, 02/25/22	694
677		Series 2002 - 1, Class SA, IF, 17.41%, 02/25/32	769
444		Series 2002 - 1, Class UD, IF, 16.08%, 12/25/23	490
2,635		Series 2002 - 2, Class UC, 6.00%, 02/25/17	2,709
7,804		Series 2002 - 3, Class OG, 6.00%, 02/25/17	8,083
1,645		Series 2002 - 7, Class OG, 6.00%, 03/25/17	1,705
5,448		Series 2002 - 7, Class TG, 6.00%, 03/25/17	5,643
547		Series 2002 - 8, Class SR, IF, 11.46%, 03/25/09	565
16		Series 2002 - 9, Class VE, 6.50%, 12/25/12	16
1,288		Series 2002 - 11, Class QG, 5.50%, 03/25/17	1,311
5,394		Series 2002 - 13, Class SJ, IF, IO, 1.60%, 03/25/32	263
98		Series 2002 - 13, Class ST, IF, 10.00%, 03/25/32	109
8,729		Series 2002 - 16, Class PG, 6.00%, 04/25/17	9,034
9,941		Series 2002 - 18, Class PC, 5.50%, 04/25/17	10,147
1,674		Series 2002 - 19, Class PE, 6.00%, 04/25/17	1,732
296		Series 2002 - 21, Class LO, PO, 04/25/32	230
2,394		Series 2002 - 21, Class PE, 6.50%, 04/25/32	2,497
1,680		Series 2002 - 24, Class AJ, 6.00%, 04/25/17	1,741
5,651		Series 2002 - 28, Class PK, 6.50%, 05/25/32	5,896
1,669		Series 2002 - 37, Class Z, 6.50%, 06/25/32	1,706
19,163		Series 2002 - 38, Class QE, 6.00%, 06/25/17	19,835
1,120		Series 2002 - 42, Class C, 6.00%, 07/25/17	1,166
5,601		Series 2002 - 48, Class GH, 6.50%, 11/25/32	5,837
1,008		Series 2002 - 55, Class QE, 5.50%, 09/25/17	1,024
15,192		Series 2002 - 56, Class UC, 5.50%, 09/25/17	15,494
973		Series 2002 - 61, Class PE, 5.50%, 05/25/16	981
1,720		Series 2002 - 63, Class KC, 5.00%, 10/25/17	1,737
8,500		Series 2002 - 71, Class KM, 5.00%, 11/25/17	8,528
494		Series 2002 - 73, Class S, IF, 10.27%, 11/25/09	514
4,000		Series 2002 - 73, Class TE, 5.50%, 03/25/29	4,050
4,480		Series 2002 - 74, Class LD, 5.00%, 01/25/16	4,529
6,161		Series 2002 - 74, Class PD, 5.00%, 11/25/15	6,222
4,838		Series 2002 - 74, Class VB, 6.00%, 11/25/31	4,912
2,340		Series 2002 - 77, Class S, IF, 10.10%, 12/25/32	2,310
3,562		Series 2002 - 83, Class CS, 6.88%, 08/25/23	3,764
541		Series 2002 - 91, Class UH, IO, 5.50%, 06/25/22	79
585		Series 2002 - 93, Class PD, 3.50%, 02/25/29	582
4,621		Series 2002 - 94, Class BK, 5.50%, 01/25/18	4,707
1,220		Series 2003 - 8, Class SB, IF, IO, 5.26%, 03/25/16	55
2,642		Series 2003 - 9, Class NZ, 6.50%, 02/25/33	2,744
3,752		Series 2003 - 22, Class UD, 4.00%, 04/25/33	3,118
952		Series 2003 - 27, Class DW, 4.50%, 04/25/17	942
1,400		Series 2003 - 32, Class KC, 5.00%, 05/25/18	1,397
2,614		Series 2003 - 34, Class AX, 6.00%, 05/25/33	2,673
2,256		Series 2003 - 34, Class ED, 6.00%, 05/25/33	2,295
1,090		Series 2003 - 39, Class IO, IO, VAR, 6.00%, 05/25/33	261
1,960		Series 2003 - 39, Class LW, 5.50%, 05/25/23	1,930
2,800		Series 2003 - 41, Class PE, 5.50%, 05/25/23	2,863
1,092		Series 2003 - 42, Class GB, 4.00%, 05/25/33	979
1,120		Series 2003 - 47, Class PE, 5.75%, 06/25/33	1,109
1,641		Series 2003 - 52, Class SX, IF, 15.77%, 10/25/31	1,802
1,165		Series 2003 - 64, Class SX, IF, 6.68%, 07/25/33	855
1,568		Series 2003 - 65, Class CI, IO, 4.50%, 03/25/15	79
652		Series 2003 - 67, Class VQ, 7.00%, 01/25/19	700
571		Series 2003 - 68, Class QP, 3.00%, 07/25/22	539
2,594		Series 2003 - 71, Class DS, IF, 3.70%, 08/25/33	1,514
697		Series 2003 - 74, Class SH, IF, 5.86%, 08/25/33	452
14,415		Series 2003 - 80, Class SY, IF, IO, 5.26%, 06/25/23	1,655
1,580		Series 2003 - 81, Class LC, 4.50%, 09/25/18	1,531
2,000		Series 2003 - 82, Class VB, 5.50%, 08/25/33	2,004
7,281		Series 2003 - 83, Class PG, 5.00%, 06/25/23	7,266
1,835		Series 2003 - 91, Class SD, IF, 8.51%, 09/25/33	1,691
1,323		Series 2003 - 92, Class GA, 4.50%, 09/25/18	1,277
550		Series 2003 - 92, Class SH, IF, 6.44%, 09/25/18	496
3,360		Series 2003 - 106, Class US, IF, 5.49%, 11/25/23	2,482
449		Series 2003 - 106, Class WS, IF, 6.50%, 02/25/23	389
1,000		Series 2003 - 113, Class PC, 4.00%, 03/25/15	1,000
8,713		Series 2003 - 116, Class SB, IF, IO, 5.21%, 11/25/33	1,020
6,000		Series 2003 - 117, Class JB, 3.50%, 06/25/33	5,523
2,240		Series 2003 - 122, Class TE, 5.00%, 12/25/22	2,233
1,680		Series 2003 - 128, Class KE, 4.50%, 01/25/14	1,682
3,300		Series 2003 - 128, Class NG, 4.00%, 01/25/19	3,072
1,598		Series 2003 - 130, Class SX, IF, 7.93%, 01/25/34	1,558
1,430		Series 2003 - 132, Class OA, PO, 08/25/33	1,086
2,861		Series 2004 - 1, Class DL, 4.50%, 02/25/18	2,872
6,889		Series 2004 - 4, Class QI, IF, IO, 4.71%, 06/25/33	744
5,124		Series 2004 - 4, Class QM, IF, 9.42%, 06/25/33	4,934
3,618		Series 2004 - 10, Class SC, IF, 19.03%, 02/25/34	4,072
2,955		Series 2004 - 14, Class SD, IF, 5.49%, 03/25/34	1,895
2,460		Series 2004 - 21, Class CO, PO, 04/25/34	1,265
1,001		Series 2004 - 22, Class A, 4.00%, 04/25/19	944
1,680		Series 2004 - 25, Class PC, 5.50%, 01/25/34	1,702
7,263		Series 2004 - 25, Class SA, IF, 12.95%, 04/25/34	7,834
8,100		Series 2004 - 27, Class HB, 4.00%, 05/25/19	7,405
1,120		Series 2004 - 36, Class PC, 5.50%, 02/25/34	1,124
5,735		Series 2004 - 36, Class SA, IF, 12.95%, 05/25/34	6,008
2,559		Series 2004 - 36, Class SN, IF, 9.42%, 07/25/33	2,465
12,106		Series 2004 - 46, Class HS, IF, IO, 3.61%, 05/25/30	644
1,914		Series 2004 - 46, Class QB, IF, 14.43%, 05/25/34	1,922
2,472		Series 2004 - 51, Class SY, IF, 9.46%, 07/25/34	2,373
1,400		Series 2004 - 53, Class NC, 5.50%, 07/25/24	1,430
903		Series 2004 - 61, Class SK, IF, 8.50%, 11/25/32	911
1,120		Series 2004 - 76, Class CL, 4.00%, 10/25/19	1,051
2,154		Series 2004 - 79, Class SP, IF, 13.22%, 11/25/34	2,283
2,000		Series 2004 - 81, Class AC, 4.00%, 11/25/19	1,869
3,149		Series 2004 - 92, Class BX, 5.50%, 09/25/34	3,206
1,960		Series 2004 - 92, Class JO, PO, 12/25/34	1,860
1,447		Series 2005 - 27, Class TH, 5.50%, 07/25/31	1,472
824		Series 2005 - 47, Class AN, 5.00%, 12/25/16	832
803		Series 2005 - 52, Class PA, 6.50%, 06/25/35	836
8,388		Series 2005 - 56, Class S, IF, IO, 4.32%, 07/25/35	776
1,500		Series 2005 - 68, Class BC, 5.25%, 06/25/35	1,473
8,000		Series 2005 - 68, Class PG, 5.50%, 08/25/35	8,095
2,500		Series 2005 - 68, Class UC, 5.00%, 06/25/35	2,416
12,050		Series 2005 - 84, Class XM, 5.75%, 10/25/35	12,354
839		Series 2005 - 86, Class GB, 5.00%, 10/25/35	784
1,177		Series 2005 - 98, Class GO, PO, 11/25/35	639
1,000		Series 2005 - 109, Class PC, 6.00%, 12/25/35	1,036
26,000		Series 2005 - 110, Class GJ, 5.50%, 11/25/30	26,468
17,500		Series 2005 - 110, Class GK, 5.50%, 08/25/34	17,423
5,659		Series 2005 - 110, Class GL, 5.50%, 12/25/35	5,470
2,840		Series 2005 - 110, Class MN, 5.50%, 06/25/35	2,861
2,500		Series 2005 - 116, Class PB, 6.00%, 04/25/34	2,594
851		Series 2005 - 123, Class LO, PO, 01/25/36	492
1,956		Series 2006 - 16, Class OA, PO, 03/25/36	1,502
2,843		Series 2006 - 22, Class AO, PO, 04/25/36	2,174
2,000		Series 2006 - 39, Class WC, 5.50%, 01/25/36	1,993
2,206		Series 2006 - 43, Class PO, PO, 06/25/36	1,691
3,910		Series 2006 - 44, Class GO, PO, 06/25/36	3,061
11,959		Series 2006 - 44, Class P, PO, 12/25/33	9,262
2,000		Series 2006 - 46, Class UC, 5.50%, 12/25/35	1,990
1,599		Series 2006 - 58, Class AP, PO, 07/25/36	1,290
2,415		Series 2006 - 58, Class PO, PO, 07/25/36	1,903
6,734		Series 2006 - 59, Class QO, PO, 01/25/33	5,320
3,793		Series 2006 - 65, Class QO, PO, 07/25/36	2,965
7,950		Series 2006 - 72, Class GO, PO, 08/25/36	6,196
9,000		Series 2006 - 77, Class PC, 6.50%, 08/25/36	9,554
3,222		Series 2006 - 90, Class AO, PO, 09/25/36	2,542
1,159		Series 2006 - 102, Class PA, 5.00%, 08/25/26	1,174
1,056		Series 2006 - 109, Class PO, PO, 11/25/36	834
8,670		Series 2006 - 110, Class PO, PO, 11/25/36	6,550
2,598		Series 2006 - 115, Class OK, PO, 12/25/36	1,933
4,338		Series 2006 - 119, Class PO, PO, 12/25/36	3,422
1,300		Series 2006 - 128, Class BP, 5.50%, 01/25/37	1,286
2,052		Series 2006 - 128, Class PO, PO, 01/25/37	1,542
3,516		Series 2007 - 2, Class FA, FRN, 2.59%, 02/25/37	3,451
22,809		Series 2007 - 7, Class SG, IF, IO, 4.11%, 08/25/36	1,825
3,746		Series 2007 - 14, Class OP, PO, 03/25/37	2,830
7,816		Series 2007 - 22, Class SC, IF, IO, 3.69%, 03/25/37	499
35,945		Series 2007 - 35, Class SI, IF, IO, 3.71%, 04/25/37	2,332
1,500		Series 2007 - 47, Class PC, 5.00%, 07/25/33	1,476
9,068		Series 2007 - 54, Class WI, IF, IO, 3.71%, 06/25/37	659
2,000		Series 2007 - 79, Class PC, 5.00%, 01/25/32	1,966
4,464		Series 2007 - 84, Class PG, 6.00%, 12/25/36	4,578
16,953		Series 2007 - 106, Class A7, VAR, 6.25%, 10/25/37	16,980
38,765		Series 2008 - 16, Class IS, IF, IO, 3.81%, 03/25/38	3,024
2		Series G - 17, Class S, HB, 833.28%, 06/25/21	36
143		Series G - 28, Class S, IF, 12.69%, 09/25/21	168
108		Series G - 35, Class M, 8.75%, 10/25/21	118
44		Series G - 51, Class SA, IF, 20.55%, 12/25/21	55
161		Series G92 - 15, Class Z, 7.00%, 01/25/22	165
–	(h)	Series G92 - 27, Class SQ, IF, HB, 9,002.40%, 05/25/22	41
563		Series G92 - 35, Class E, 7.50%, 07/25/22	601
–	(h)	Series G92 - 35, Class G, IO, HB, 1,184.78%, 07/25/22	12
62		Series G92 - 42, Class Z, 7.00%, 07/25/22	66
2,967		Series G92 - 44, Class ZQ, 8.00%, 07/25/22	3,190
1,724		Series G92 - 45, Class Z, 6.00%, 08/25/22	1,796
86		Series G92 - 52, Class FD, FRN, 2.43%, 09/25/22	84
768		Series G92 - 54, Class ZQ, 7.50%, 09/25/22	821
94		Series G92 - 59, Class F, FRN, 3.98%, 10/25/22	91
177		Series G92 - 61, Class Z, 7.00%, 10/25/22	186
144		Series G92 - 62, Class B, PO, 10/25/22	121
631		Series G93 - 1, Class KA, 7.90%, 01/25/23	682
137		Series G93 - 5, Class Z, 6.50%, 02/25/23	143
177		Series G93 - 14, Class J, 6.50%, 03/25/23	184
437		Series G93 - 17, Class SI, IF, 6.00%, 04/25/23	426
413		Series G93 - 27, Class FD, FRN, 3.29%, 08/25/23	410
98		Series G93 - 37, Class H, PO, 09/25/23	84
128		Series G95 - 1, Class C, 8.80%, 01/25/25	141
		Federal National Mortgage Association STRIPS,
16		Series 23, Class 2, IO, 10.00%, 09/01/17	4
2		Series 50, Class 2, IO, 10.50%, 03/01/19	1
68		Series 218, Class 2, IO, 7.50%, 04/01/23	16
57		Series 265, Class 2, 9.00%, 03/01/24	61
1,730		Series 329, Class 1, PO, 01/01/33	1,276
2,062		Series 340, Class 1, PO, 09/01/33	1,466
–	(h)	Series K, Class 2, HB, 256.00%, 11/01/08	–	(h)
		Federal National Mortgage Association Whole Loan,
474		Series 2002 - W5, Class A10, IF, IO, 5.71%, 11/25/30	24
82		Series 2002 - W5, Class A7, 6.25%, 08/25/30	82
2,657		Series 2003 - W1, Class 1A1, 6.50%, 12/25/42	2,716
889		Series 2003 - W1, Class 2A, 7.50%, 12/25/42	923
460		Series 2003 - W4, Class 2A, 6.50%, 10/25/42	484
3,199		Series 2004 - W2, Class 2A2, 7.00%, 02/25/44	3,419
		Government National Mortgage Association,
2,130		Series 1994 - 3, Class PQ, 7.49%, 07/16/24	2,260
1,282		Series 1994 - 4, Class KQ, 7.99%, 07/16/24	1,355
6,721		Series 1994 - 7, Class PQ, 6.50%, 10/16/24	7,077
1,009		Series 1996 - 16, Class E, 7.50%, 08/16/26	1,060
1,546		Series 1997 - 8, Class PN, 7.50%, 05/16/27	1,629
341		Series 1997 - 11, Class D, 7.50%, 07/20/27	354
809		Series 1998 - 26, Class K, 7.50%, 09/17/25	859
4,733		Series 1999 - 4, Class ZB, 6.00%, 02/20/29	4,881
4,088		Series 1999 - 10, Class ZC, 6.50%, 04/20/29	4,277
472		Series 1999 - 15, Class E, 6.50%, 01/16/29	482
755		Series 1999 - 30, Class S, IF, IO, 6.10%, 08/16/29	73
45		Series 1999 - 33, Class SM, IF, 9.20%, 09/16/29	49
861		Series 1999 - 40, Class ZW, 7.50%, 11/20/29	917
1,359		Series 1999 - 41, Class Z, 8.00%, 11/16/29	1,443
377		Series 1999 - 44, Class PC, 7.50%, 12/20/29	402
6,169		Series 1999 - 44, Class ZC, 8.50%, 12/16/29	6,818
1,205		Series 1999 - 44, Class ZG, 8.00%, 12/20/29	1,280
960		Series 2000 - 6, Class Z, 7.50%, 02/20/30	1,022
468		Series 2000 - 9, Class Z, 8.00%, 06/20/30	503
5,011		Series 2000 - 9, Class ZJ, 8.50%, 02/16/30	5,445
897		Series 2000 - 12, Class ST, IF, 25.36%, 02/16/30	1,266
1,099		Series 2000 - 14, Class PD, 7.00%, 02/16/30	1,158
316		Series 2000 - 16, Class ZN, 7.50%, 02/16/30	338
6,659		Series 2000 - 21, Class Z, 9.00%, 03/16/30	7,312
1,007		Series 2000 - 26, Class TZ, 8.50%, 09/20/30	1,112
335		Series 2000 - 26, Class Z, 7.75%, 09/20/30	334
67		Series 2000 - 30, Class ST, IF, 11.05%, 12/16/22	76
995		Series 2000 - 31, Class Z, 9.00%, 10/20/30	1,095
280		Series 2000 - 34, Class SG, IF, IO, 6.05%, 10/20/30	34
572		Series 2000 - 35, Class ZA, 9.00%, 11/20/30	619
82		Series 2000 - 36, Class IK, IO, 9.00%, 11/16/30	21
419		Series 2000 - 37, Class B, 8.00%, 12/20/30	433
229		Series 2000 - 38, Class AH, 7.15%, 12/20/30	235
441		Series 2001 - 4, Class SJ, IF, IO, 5.65%, 01/19/30	46
746		Series 2001 - 6, Class SD, IF, IO, 6.05%, 03/16/31	75
1,108		Series 2001 - 7, Class PK, 6.50%, 03/20/31	1,157
3,068		Series 2001 - 8, Class Z, 6.50%, 03/20/31	3,199
51		Series 2001 - 32, Class WA, IF, 13.93%, 07/20/31	54
739		Series 2001 - 35, Class SA, IF, IO, 5.75%, 08/16/31	75
596		Series 2001 - 36, Class S, IF, IO, 5.55%, 08/16/31	61
49		Series 2001 - 60, Class VP, 6.50%, 07/20/17	49
2,800		Series 2001 - 64, Class MQ, 6.50%, 12/20/31	2,914
723		Series 2002 - 3, Class SP, IF, IO, 4.89%, 01/16/32	68
1,299		Series 2002 - 7, Class PG, 6.50%, 01/20/32	1,356
3,224		Series 2002 - 24, Class AG, IF, IO, 5.45%, 04/16/32	396
305		Series 2002 - 24, Class SB, IF, 8.17%, 04/16/32	294
7,802		Series 2002 - 31, Class SE, IF, IO, 5.00%, 04/16/30	828
2,583		Series 2002 - 40, Class UK, 6.50%, 06/20/32	2,706
126		Series 2002 - 41, Class SV, IF, 9.00%, 06/16/32	134
9,769		Series 2002 - 45, Class QE, 6.50%, 06/20/32	10,199
3,756		Series 2002 - 47, Class PG, 6.50%, 07/16/32	3,934
6,299		Series 2002 - 47, Class ZA, 6.50%, 07/20/32	6,496
179		Series 2002 - 51, Class SG, IF, 21.76%, 04/20/31	218
4,629		Series 2002 - 52, Class GH, 6.50%, 07/20/32	4,844
1,557		Series 2002 - 54, Class GB, 6.50%, 08/20/32	1,627
2,114		Series 2002 - 70, Class AV, 6.00%, 03/20/12	2,171
5,361		Series 2002 - 70, Class PS, IF, IO, 5.22%, 08/20/32	554
1,411		Series 2002 - 75, Class PB, 6.00%, 11/20/32	1,446
1,132		Series 2002 - 79, Class KV, 6.00%, 11/20/13	1,158
855		Series 2002 - 80, Class EB, 7.00%, 01/20/32	868
2,470		Series 2002 - 88, Class VA, 6.00%, 12/20/17	2,532
2,253		Series 2003 - 4, Class NI, IO, 5.50%, 01/20/32	270
1,306		Series 2003 - 4, Class NY, 5.50%, 12/20/13	1,332
3,816		Series 2003 - 11, Class SK, IF, IO, 5.20%, 02/16/33	417
1,774		Series 2003 - 12, Class SP, IF, IO, 5.22%, 02/20/33	204
411		Series 2003 - 24, Class PO, PO, 03/16/33	331
1,960		Series 2003 - 40, Class TC, 7.50%, 03/20/33	2,103
1,960		Series 2003 - 40, Class TJ, 6.50%, 03/20/33	2,057
1,120		Series 2003 - 46, Class MG, 6.50%, 05/20/33	1,176
2,072		Series 2003 - 46, Class TC, 6.50%, 03/20/33	2,160
1,371		Series 2003 - 52, Class AP, PO, 06/16/33	1,035
3,196		Series 2003 - 58, Class BE, 6.50%, 01/20/33	3,335
4,361		Series 2003 - 76, Class LS, IF, IO, 4.72%, 09/20/31	325
489		Series 2003 - 90, Class PO, PO, 10/20/33	398
754		Series 2003 - 95, Class SC, IF, IO, 4.50%, 09/17/31	12
1,820		Series 2003 - 98, Class PC, 5.00%, 02/20/29	1,845
5,966		Series 2003 - 112, Class SA, IF, IO, 4.05%, 12/16/33	529
13,434		Series 2004 - 11, Class SW, IF, IO, 3.02%, 02/20/34	765
1,264		Series 2004 - 27, Class VJ, 6.00%, 02/20/15	1,307
1,589		Series 2004 - 28, Class S, IF, 12.77%, 04/16/34	1,636
22,940		Series 2004 - 68, Class SA, IF, IO, 4.32%, 05/20/31	1,485
2,382		Series 2004 - 73, Class AE, IF, 9.70%, 08/17/34	2,344
16,305		Series 2004 - 73, Class JL, IF, IO, 4.05%, 09/16/34	1,557
3,277		Series 2004 - 83, Class AP, IF, 8.85%, 10/16/34	3,309
29,484		Series 2005 - 3, Class SK, IF, IO, 4.27%, 01/20/35	2,769
30,300		Series 2005 - 17, Class SL, IF, IO, 4.22%, 07/20/34	2,842
4,436		Series 2005 - 44, Class SP, IF, 7.24%, 10/20/34	4,276
3,684		Series 2005 - 56, Class IC, IO, 5.50%, 07/20/35	879
6,810		Series 2005 - 69, Class SY, IF, IO, 4.27%, 11/20/33	834
1,638		Series 2006 - 57, Class PZ, 5.57%, 10/20/36	1,613
10,602		Series 2007 - 17, Class JO, PO, 04/16/37	8,092
3,327		Series 2007 - 28, Class BO, PO, 05/20/37	2,594
7,667		Series 2007 - 49, Class NO, PO, 12/20/35	6,371
16,836		Series 2007 - 57, Class PO, PO, 03/20/37	13,192
14,371		Series 2007 - 74, Class SL, IF, IO, 4.04%, 11/16/37	1,079
6,133		Series 2008 - 20, Class PO, PO, 09/20/37	4,714
29,012		Series 2008 - 25, Class SB, IF, IO, 4.42%, 03/20/38	2,518
16,830		Series 2008 - 32, Class PI, IO, 5.50%, 10/16/37	3,506
5,000		Series 2008 - 36, Class AY, 5.00%, 04/16/23	4,923
3,600		Series 2008 - 43, Class NA, 5.50%, 11/20/37	3,641
		Vendee Mortgage Trust,
1,369		Series 1994 - 1, Class 1, VAR, 5.62%, 02/15/24	1,387
12,615		Series 1994 - 1, Class 2ZB, 6.50%, 02/15/24	13,441
2,015		Series 1996 - 1, Class 1Z, 6.75%, 02/15/26	2,108
1,310		Series 1996 - 2, Class 1Z, 6.75%, 06/15/26	1,390
2,985		Series 1997 - 1, Class 2Z, 7.50%, 02/15/27	3,245
3,724		Series 1998 - 1, Class 2E, 7.00%, 03/15/28	3,929

			1,384,338

		Non-Agency — 14.7%
1,906		ABN Amro Mortgage Corp., Series 2003 - 9, Class A2, 4.50%, 08/25/18	1,842
18,000		American General Mortgage Loan Trust, Series 2006 - 1, Class A2, VAR, 5.75%, 12/25/35 (e)	17,585
7,000		American Home Mortgage Investment Trust, Series 2005 - 3, Class 2A4, FRN, 4.85%, 09/25/35	5,747
		Banc of America Alternative Loan Trust,
598		Series 2003 - 1, Class A, PO, 02/25/33	372
1,017		Series 2003 - 11, Class PO, PO, 01/25/34	619
809		Series 2004 - 6, Class 15, PO, 07/25/19	560
1,433		Series 2005 - 5, Class 1CB1, 5.50%, 06/25/35	1,157
		Banc of America Funding Corp.,
2,912		Series 2003 - 3, Class 1A33, 5.50%, 10/25/33	2,761
1,654		Series 2004 - 1, Class PO, PO, 03/25/34	934
3,000		Series 2005 - 6, Class 2A7, 5.50%, 10/25/35	2,846
3,140		Series 2005 - 7, Class 30PO, PO, 11/25/35	1,816
1,423		Series 2005 - 8, Class 30PO, PO, 01/25/36	820
6,053		Series 2005 - E, Class 4A1, FRN, 4.11%, 03/20/35	5,935
3,583		Series 2006 - 1, Class X, PO, 01/25/36	2,086
		Banc of America Mortgage Securities, Inc.,
2,220		Series 2003 - 5, Class 3A1, 7.50%, 02/25/31	2,238
649		Series 2003 - 7, Class A2, 4.75%, 09/25/18	628
11,733		Series 2003 - 8, Class 3A3, 5.50%, 11/25/33	11,499
1,115		Series 2003 - 8, Class APO, PO, 11/25/33	782
14,549		Series 2004 - 3, Class 15, IO, VAR, 0.22%, 04/25/19	96
627		Series 2004 - 4, Class APO, PO, 05/25/34	368
3,238		Series 2004 - 5, Class 2A2, 5.50%, 06/25/34	2,679
2,015		Series 2004 - 6, Class 2A7, 5.50%, 07/25/34	1,935
2,538		Series 2004 - 6, Class APO, PO, 07/25/34	1,534
470		Series 2004 - 8, Class 5, PO, 05/25/32	267
1,299		Series 2004 - 8, Class X, PO, 10/25/34	749
784		Series 2004 - 9, Class 3, PO, 09/25/32	447
8,581		Series 2004 - E, Class 2A5, FRN, 4.11%, 06/25/34	8,188
5,595		Series 2004 - J, Class 3A1, FRN, 5.07%, 11/25/34	5,483
		Bear Stearns Adjustable Rate Mortgage Trust,
1,334		Series 2003 - 7, Class 3A, VAR, 4.95%, 10/25/33 (y) (i)	1,293
69		Series 2004 - 4, Class A4, VAR, 3.57%, 06/25/34 (y)	69
18,048		Series 2006 - 1, Class A1, FRN, 4.63%, 02/25/36 (y)	17,245
2,603		Cendant Mortgage Corp., Series 2003 - 8, Class 1P, PO, 10/25/33	1,550
2,196		Chase Mortgage Finance Corp., Series 2003 - S6, Class A1, 5.00%, 06/25/18	2,134
		Citicorp Mortgage Securities, Inc.,
583		Series 1993 - 14, Class A3, FRN, 4.00%, 11/25/23	558
7,253		Series 2004 - 1, Class 3A1, 4.75%, 01/25/34	7,026
7,358		Series 2004 - 2, Class A1, 5.00%, 03/25/34	7,222
1,567		Series 2004 - 5, Class 2A5, 4.50%, 08/25/34	1,492
7,233		Series 2004 - 8, Class 1A1, 5.50%, 10/25/34	6,958
5,000		Series 2006 - 4, Class 1A2, 6.00%, 08/25/36	4,546
		Citigroup Mortgage Loan Trust, Inc.,
1,198		Series 2003 - 1, Class 2, PO, 10/25/33	703
609		Series 2003 - 1, Class 2A6, PO, 10/25/33	283
1,001		Series 2003 - 1, Class PO3, PO, 09/25/33	591
229		Series 2003 - 1, Class WPO1, PO, 06/25/16	200
1,045		Series 2003 - UP3, Class A3, 7.00%, 09/25/33	1,056
4,404		Series 2003 - UST1, Class A1, 5.50%, 12/25/18	4,350
1,365		Series 2003 - UST1, Class PO1, PO, 12/25/18	1,032
678		Series 2003 - UST1, Class PO3, PO, 12/25/18	527
770		Series 2005 - 1, Class 2A1A, VAR, 6.65%, 04/25/35	725
3,007		Series 2005 - 5, Class 1A2, FRN, 5.42%, 08/25/35	2,446
		Countrywide Alternative Loan Trust,
2,079		Series 2002 - 8, Class A4, 6.50%, 07/25/32	2,082
594		Series 2002 - 17, Class A7, 2.50%, 01/25/33	578
998		Series 2003 - 6T2, Class A6, 5.50%, 06/25/33	808
6,411		Series 2004 - 2CB, Class 1A9, 5.75%, 03/25/34	5,681
2,630		Series 2004 - 14T2, Class A5, 5.50%, 08/25/34	2,191
532		Series 2004 - 18CB, Class 2A2, 5.13%, 09/25/34	530
9,000		Series 2004 - 18CB, Class 2A4, 5.70%, 09/25/34	8,038
2,788		Series 2005 - 5R, Class A1, 5.25%, 12/25/18	2,686
36,085		Series 2005 - 22T1, Class A2, IF, IO, 2.68%, 06/25/35	1,068
1,667		Series 2005 - 26CB, Class A10, IF, 8.71%, 07/25/35	1,677
8,000		Series 2005 - 28CB, Class 1A4, 5.50%, 08/25/35	6,556
582		Series 2005 - 28CB, Class 1A5, 5.50%, 08/25/35	554
595		Series 2005 - 28CB, Class 3A5, 6.00%, 08/25/35	569
8,000		Series 2005 - 54CB, Class 1A11, 5.50%, 11/25/35	6,970
1,282		Series 2005 - 54CB, Class 1A7, 5.50%, 11/25/35	1,255
2,938		Series 2005 - 64CB, Class 1A9, 5.50%, 12/25/35	2,285
25,708		Series 2005 - J1, Class 1A4, IF, IO, 2.71%, 02/25/35	744
7,000		Series 2007 - 21CB, Class 1A5, 6.00%, 09/25/37 (i)	4,789
1,500		Series 2007 - 21CB, Class 2A6, 6.00%, 09/25/37 (i)	989
		Countrywide Home Loan Mortgage Pass-Through Trust,
7,039		Series 2002 - 22, Class A20, 6.25%, 10/25/32	7,025
6,917		Series 2003 - 26, Class 1A6, 3.50%, 08/25/33	5,918
3,652		Series 2003 - 29, Class A1, 5.50%, 08/25/33	3,354
873		Series 2003 - 34, Class A11, 5.25%, 09/25/33	729
1,120		Series 2003 - 44, Class A9, PO, 10/25/33	557
773		Series 2003 - 57, Class A6, 5.50%, 01/25/34	772
929		Series 2003 - J2, Class A17, IF, IO, 5.01%, 04/25/33	79
4,951		Series 2003 - J7, Class 4A3, IF, 6.70%, 08/25/18	4,751
681		Series 2004 - 7, Class 2A1, FRN, 4.03%, 06/25/34	670
1,282		Series 2004 - HYB1, Class 2A, VAR, 4.21%, 05/20/34	1,219
5,074		Series 2004 - HYB3, Class 2A, VAR, 4.08%, 06/20/34	5,075
2,853		Series 2004 - HYB6, Class A3, VAR, 5.09%, 11/20/34	2,709
4,575		Series 2004 - J6, Class 2A1, 4.75%, 07/25/14	4,525
2,029		Series 2004 - J8, Class 1A2, 4.75%, 11/25/19	1,934
1,574		Series 2005 - 14, Class A2, 5.50%, 07/25/35	1,482
1,989		Series 2005 - 16, Class A21, 5.50%, 09/25/35	1,992
1,000		Series 2005 - 16, Class A23, 5.50%, 09/25/35	937
7,640		Series 2005 - 22, Class 2A1, FRN, 5.25%, 11/25/35	6,985
		CS First Boston Mortgage Securities Corp.,
7,178		Series 2003 - 23, Class 1P, PO, 10/25/33	4,412
4,401		Series 2003 - 23, Class 2A5, 5.00%, 10/25/18	4,015
13,446		Series 2003 - 23, Class 3A10, 5.75%, 09/25/33	13,375
1,826		Series 2003 - 25, Class 2A1, 4.50%, 10/25/18	1,701
621		Series 2004 - 5, Class 5P, PO, 08/25/19	432
1,561		Series 2005 - 9, Class AP, PO, 10/25/35	985
854		Series 2005 - 10, Class AP, PO, 11/25/35	479
5,722		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005 - 3, Class 1A1, VAR, 5.32%, 06/25/20	5,401
136		First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class IO, IO, 10.97%, 04/25/17	32
71		First Boston Mortgage Securities Corp. STRIPS, Series C, Class PO, PO, 04/25/17	63
2,894		First Horizon Alternative Mortgage Securities, Series 2005 - FA8, Class 1A19, 5.50%, 11/25/35	2,314
		First Horizon Asset Securities, Inc.,
867		Series 2003 - 7, Class 2A1, 4.50%, 09/25/18	824
2,713		Series 2003 - 9, Class 1A6, 5.50%, 11/25/33	2,175
4,771		Series 2004 - AR2, Class 2A1, FRN, 4.58%, 05/25/34	4,633
6,975		Series 2004 - AR7, Class 2A1, FRN, 4.92%, 02/25/35	6,836
9,341		Series 2005 - AR1, Class 2A2, FRN, 5.00%, 04/25/35	8,920
		GMAC Mortgage Corp. Loan Trust,
3,032		Series 2003 - J7, Class A10, 5.50%, 11/25/33	2,858
4,054		Series 2003 - J7, Class A2, 4.50%, 11/25/33	3,937
1,864		Series 2003 - J8, Class A, 5.25%, 12/25/33	1,697
2,213		Series 2004 - J1, Class A15, 5.25%, 04/25/34	2,199
5,017		Series 2005 - AR3, Class 3A3, VAR, 4.85%, 06/19/35	4,956
5,000		Series 2005 - AR3, Class 3A4, VAR, 4.85%, 06/19/35	4,773
		GSR Mortgage Loan Trust,
1,362		Series 2003 - 3F, Class 4A3, 5.75%, 04/25/33	1,270
3,286		Series 2003 - 6F, Class A2, FRN, 2.79%, 09/25/32	3,035
6,619		Series 2004 - 9, Class 5A5, VAR, 3.90%, 08/25/34	6,325
4,300		Series 2004 - 6F, Class 3A4, 6.50%, 05/25/34	4,166
3,435		Series 2004 - 10F, Class 1A1, 4.50%, 08/25/19	3,391
1,792		Series 2004 - 10F, Class 2A1, 5.00%, 08/25/19	1,749
826		Series 2004 - 13F, Class 3A3, 6.00%, 11/25/34	741
390		Series 2004 - 15F, Class AP, PO, 12/25/34	274
7,788		Series 2005 - 7F, Class 3A9, 6.00%, 09/25/35	7,105
924		Series 2005 - AR6, Class 3A1, FRN, 4.56%, 09/25/35	879
3,000		Series 2006 - 1F, Class 1A3, 5.50%, 02/25/36	2,711
9,614		Series 2006 - 1F, Class 2A4, 6.00%, 02/25/36	8,797
3,696		Series 2006 - 2F, Class 2A15, 5.75%, 02/25/36	3,677
13,000		Series 2007 - 1F, Class 2A4, 5.50%, 01/25/37	11,351
243		Impac Secured Assets CMN Owner Trust, Series 2004 - 3, Class 1A4, FRN, 2.79%, 11/25/34	182
43,770		Indymac Index Mortgage Loan Trust, Series 2005 - AR11, Class A7, FRN, IO, 0.71%, 08/25/35	564
		Lehman Mortgage Trust,
5,362		Series 2006 - 2, Class 1A1, VAR, 6.49%, 04/25/36	5,413
2,500		Series 2007 - 6, Class 1A8, 6.00%, 07/25/37	2,024
9,765		Series 2008 - 2, Class 1A6, 6.00%, 03/25/38	8,632
		MASTR Adjustable Rate Mortgages Trust,
6,681		Series 2004 - 13, Class 2A1, FRN, 3.82%, 04/21/34	6,669
12,000		Series 2004 - 13, Class 3A6, FRN, 3.79%, 11/21/34	11,610
1,954		Series 2004 - 15, Class 3A1, VAR, 6.86%, 12/25/34	1,831
		MASTR Alternative Loans Trust,
1,149		Series 2003 - 9, Class 8A1, 6.00%, 01/25/34	1,033
3,094		Series 2004 - 3, Class 2A1, 6.25%, 04/25/34	2,900
1,613		Series 2004 - 6, Class 30, PO, 07/25/34	941
943		Series 2004 - 6, Class 7A1, 6.00%, 07/25/34	880
1,261		Series 2004 - 7, Class 30PO, PO, 08/25/34	739
5,322		Series 2004 - 8, Class 6A1, 5.50%, 09/25/19	5,017
1,689		Series 2004 - 10, Class 1A1, 4.50%, 09/25/19	1,566
7,507		Series 2005 - 6, Class 3A1, 5.50%, 11/25/20	7,435
		MASTR Asset Securitization Trust,
725		Series 2003 - 1, Class 2A12, 5.00%, 06/25/30	725
1,635		Series 2003 - 2, Class 2A1, 4.50%, 03/25/18	1,542
2,000		Series 2003 - 2, Class 2A10, 4.50%, 03/25/18	1,781
902		Series 2003 - 4, Class 2A2, 5.00%, 05/25/18	898
1,219		Series 2003 - 11, Class 6A2, 4.00%, 12/25/33	1,205
1,123		Series 2003 - 12, Class 30, PO, 12/25/33	686
3,792		Series 2003 - 12, Class 6A1, 5.00%, 12/25/33	3,508
729		Series 2004 - 1, Class 30, PO, 02/25/34	457
996		Series 2004 - 4, Class 3A1, 4.50%, 04/25/19	958
1,339		Series 2004 - 6, Class 15, PO, 05/25/19	1,003
7,433		Series 2004 - 8, Class 1A1, 4.75%, 08/25/19	6,885
738		Series 2004 - 8, Class PO, PO, 08/25/19	511
3,917		Series 2004 - 9, Class 5A1, 5.25%, 09/25/19	3,858
2,300		Series 2006 - 2, Class 1A30, 6.00%, 06/25/36	1,868
9,826		MASTR Resecuritization Trust, Series 2005 - PO, Class 3PO, PO, 05/28/35 (e)	6,321
843		Medallion Trust, (Australia), Series 2004 - 1G, Class A1, FRN, 2.77%, 05/25/35	797
237		Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	256
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 1,371.60%, 04/20/21	1
3,526		MortgageIT Trust, Series 2005 - 1, Class 1A1, FRN, 2.71%, 02/25/35	3,289
		Nomura Asset Acceptance Corp.,
1,880		Series 2003 - A1, Class A1, 5.50%, 05/25/33	1,741
1,245		Series 2003 - A1, Class A2, 6.00%, 05/25/33	1,122
103		Series 2003 - A1, Class A5, 7.00%, 04/25/33	99
278		Series 2003 - A1, Class A7, 5.00%, 04/25/18	260
1,597		Series 2004 - R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,614
		Paine Webber CMO Trust,
14		Series H, Class 4, 8.75%, 04/01/18	15
54		Series P, Class 4, 8.50%, 08/01/19	54
2,968		Prime Mortgage Trust, Series 2004 - R1, Class A4, PO, 07/27/33	2,317
		Residential Accredit Loans, Inc.,
4,370		Series 2001 - QS19, Class A2, 6.00%, 12/25/16	4,347
1,058		Series 2002 - QS16, Class A3, IF, 11.62%, 10/25/17	1,108
3,300		Series 2002 - QS8, Class A5, 6.25%, 06/25/17	3,290
2,589		Series 2003 - QR19, Class CB4, 5.75%, 10/25/33	2,371
4,606		Series 2003 - QS12, Class A2A, IF, IO, 5.21%, 06/25/18	554
1,402		Series 2003 - QS12, Class A5, IO, 5.00%, 06/25/18	192
9,726		Series 2003 - QS14, Class A1, 5.00%, 07/25/18	9,234
3,366		Series 2003 - QS18, Class A1, 5.00%, 09/25/18	3,179
2,222		Series 2003 - QS3, Class A2, IF, 11.24%, 02/25/18	2,299
2,028		Series 2003 - QS3, Class A8, IF, IO, 5.21%, 02/25/18	196
5,315		Series 2003 - QS9, Class A3, IF, IO, 5.16%, 05/25/18	617
1,680		Series 2004 - QS8, Class A2, 5.00%, 06/25/34	1,611
3,000		Series 2005 - QA6, Class A32, VAR, 5.63%, 05/25/35	2,265
2,159		Series 2005 - QA7, Class A21, VAR, 4.82%, 07/25/35	1,846
766		Series 2006 - QS4, Class A7, IF, 12.22%, 04/25/36	894
1,127		Series 2007 - QS1, Class 1A1, 6.00%, 01/25/37	1,088
		Residential Asset Securitization Trust,
8,753		Series 2003 - A08, Class A5, 4.25%, 10/25/18	8,035
1,792		Series 2003 - A13, Class A3, 5.50%, 01/25/34	1,655
441		Series 2003 - A14, Class A1, 4.75%, 02/25/19	410
1,131		Series 2005 - A11, Class PO, PO, 10/25/35	647
4,762		Series 2006 - A04, Class 2A5, 6.00%, 05/25/36	4,585
		Residential Funding Mortgage Securities I,
6,604		Series 2003 - S07, Class A17, 4.00%, 05/25/33	6,032
2,240		Series 2003 - S12, Class 4A5, 4.50%, 12/25/32	2,110
1,680		Series 2003 - S13, Class A3, 5.50%, 06/25/33	1,414
1,684		Series 2003 - S14, Class A4, PO, 07/25/18	1,232
4,799		Series 2003 - S16, Class A3, 5.00%, 09/25/18	4,664
686		Series 2004 - S06, Class 2A6, PO, 06/25/34	437
2,502		Series 2005 - SA4, Class 1A1, VAR, 4.96%, 09/25/35	2,418
386		Residential Funding Securities LLC, Series 2003 - RM2, Class AP3, PO, 05/25/33	239
1		Rural Housing Trust, Series 1987 - 1, Class 3B, 7.33%, 04/01/26	1
		Salomon Brothers Mortgage Securities VII, Inc.,
22		Series 2000 - UP1, Class A2, 8.00%, 09/25/30	22
543		Series 2003 - UP2, Class PO1, PO, 12/25/18	440
4,200		Structured Adjustable Rate Mortgage Loan Trust, Series 2004 - 6, Class 5A4, VAR, 4.97%, 06/25/34	3,813
		Structured Asset Securities Corp.,
205		Series 2002 - 10H, Class 1AP, PO, 05/25/32	173
3,120		Series 2003 - 8, Class 1A2, 5.00%, 04/25/18	3,032
2,945		Series 2003 - 21, Class 1A3, 5.50%, 07/25/33	2,594
13,584		Series 2003 - 29, Class 1A1, 4.75%, 09/25/18	13,048
2,017		Series 2003 - 30, Class 1A1, 5.50%, 10/25/33	1,987
2,198		Series 2003 - 31A, Class B1, VAR, 4.82%, 10/25/33 (i)	1,888
11,285		Series 2004 - 20, Class 1A3, 5.25%, 11/25/34	10,531
		WaMu Mortgage Pass-Through Certificates,
8,295		Series 2003 - S08, Class A4, 4.50%, 09/25/18	7,673
1,946		Series 2003 - S08, Class A5, 4.50%, 09/25/18	1,763
2,240		Series 2003 - S08, Class A6, 4.50%, 09/25/18	2,167
1,237		Series 2003 - S09, Class P, PO, 10/25/33	697
2,428		Series 2003 - S10, Class A2, 5.00%, 10/25/18	2,320
746		Series 2003 - S10, Class A6, PO, 10/25/18	442
807		Series 2004 - AR3, Class A2, VAR, 4.24%, 06/25/34	781
1,226		Series 2004 - RS2, Class A4, 5.00%, 11/25/33	889
877		Series 2006 - AR10, Class 2P, VAR, 0.00%, 09/25/36	621
2,000		Series 2006 - AR8, Class 1A2, VAR, 5.88%, 08/25/46	1,911
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
9,775		Series 2005 - 1, Class 1A1, 5.50%, 03/25/35	9,216
630		Series 2005 - 1, Class CP, PO, 03/25/35	361
36,308		Series 2005 - 2, Class 1A4, IF, IO, 2.66%, 04/25/35	1,074
9,646		Series 2005 - 2, Class 2A3, IF, IO, 2.61%, 04/25/35	280
7,000		Series 2005 - 4, Class CB7, 5.50%, 06/25/35	5,740
3,153		Series 2005 - 6, Class 2A4, 5.50%, 08/25/35	2,734
1,455		Series 2006 - 1, Class 3A2, 5.75%, 02/25/36	1,320
858		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002 - MS12, Class A, 6.50%, 05/25/32	841
1,434		Wells Fargo Alternative Loan Trust, Series 2007 - PA3, Class 1A2, 5.75%, 07/25/37	888
		Wells Fargo Mortgage Backed Securities Trust,
1,400		Series 2003 - 8, Class A9, 4.50%, 08/25/18	1,348
3,360		Series 2003 - 11, Class 1A4, 4.75%, 10/25/18	3,259
1,368		Series 2003 - 11, Class 1APO, PO, 10/25/18	969
2,800		Series 2003 - 13, Class A7, 4.50%, 11/25/18	2,672
2,040		Series 2003 - 16, Class 2A1, 4.50%, 12/25/18	1,937
1,634		Series 2003 - 17, Class 2A4, 5.50%, 01/25/34	1,619
1,641		Series 2003 - K, Class 1A2, FRN, 4.49%, 11/25/33	1,555
2,928		Series 2004 - 7, Class 2A1, 4.50%, 07/25/19	2,824
2,442		Series 2004 - 7, Class 2A2, 5.00%, 07/25/19	2,379
6,807		Series 2004 - BB, Class A4, FRN, 4.56%, 01/25/35	6,623
5,584		Series 2004 - EE, Class 3A1, FRN, 4.01%, 12/25/34	5,508
4,761		Series 2004 - P, Class 2A1, FRN, 4.23%, 09/25/34	4,610
4,200		Series 2004 - S, Class A5, FRN, 3.54%, 09/25/34	4,172
1,632		Series 2005 - 14, Class 2A, PO, 12/25/35	916
987		Series 2005 - AR10, Class 2A4, FRN, 4.11%, 06/25/35	980
2,202		Series 2006 - 5, Class 1A1, 5.25%, 04/25/36	2,194
1,550		Series 2007 - 7, Class A7, 6.00%, 06/25/37	1,418
11,000		Series 2007 - 9, Class 1A8, 5.50%, 07/25/37	8,941
11,439		Series 2007 - 11, Class A14, 6.00%, 08/25/37	10,872

			691,449

		Total Collateralized Mortgage Obligations (Cost $2,102,480)	2,075,787

		Commercial Mortgage-Backed Securities — 1.7%
7,500		Banc of America Commercial Mortgage, Inc., Series 2005 - 6, Class ASB, VAR, 5.18%, 09/10/47	7,309
		Bear Stearns Commercial Mortgage Securities,
18		Series 2000 - WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	18
3,050		Series 2005 - PWR9, Class AAB, 4.80%, 09/11/42 (y)	2,941
4,640		Series 2006 - PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	4,596
1,716		Series 2006 - PW14, Class A1, 5.04%, 12/11/38 (y)	1,718
3,381		Citigroup Commercial Mortgage Trust, Series 2006 - C4, Class A1, VAR, 5.73%, 03/15/49	3,427
		CS First Boston Mortgage Securities Corp.,
4,217		Series 1998 - C2, Class A2, 6.30%, 11/15/30	4,239
6,000		Series 2004 - 4, Class 3A5, 5.50%, 08/25/34	5,838
922		DLJ Commercial Mortgage Corp., Series 1999 - CG2, Class A1B, VAR, 7.30%, 06/10/32	942
3,200		LB-UBS Commercial Mortgage Trust, Series 2008 - C1, Class A2, VAR, 6.15%, 04/15/41	3,224
		Merrill Lynch Mortgage Investors, Inc.,
13,885		Series 2005 - A2, Class A1, VAR, 4.49%, 02/25/35	12,803
660		Series 2005 - A8, Class A1B1, VAR, 5.25%, 08/25/36	632
		Merrill Lynch Mortgage Trust,
2,500		Series 2005 - LC1, Class A4, VAR, 5.29%, 01/12/44	2,454
5,100		Series 2005 - MCP1, Class ASB, VAR, 4.67%, 06/12/43	4,920
3,950		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006 - 1, Class A4, VAR, 5.42%, 02/12/39	3,902
		Morgan Stanley Capital I,
1,768		Series 2006 - IQ12, Class A1, 5.26%, 12/15/43	1,779
1,184		Series 2006 - T23, Class A1, 5.68%, 08/12/41	1,203
25		Morgan Stanley Dean Witter Capital I, Series 2002 - TOP7, Class A2, 5.98%, 01/15/39	26
10,500		TIAA Seasoned Commercial Mortgage Trust, Series 2007 - C4, Class A3, VAR, 6.10%, 08/15/39	10,547
7,585		Wachovia Bank Commercial Mortgage Trust, Series 2004 - C15, Class A2, 4.04%, 10/15/41	7,508

		Total Commercial Mortgage- Backed Securities (Cost $81,907)	80,026

		Corporate Bonds — 15.6%
		Aerospace & Defense — 0.1%
1,250		Honeywell International, Inc., 5.30%, 03/01/18	1,233
1,600		Northrop Grumman Corp., 7.13%, 02/15/11	1,699
749		Systems 2001 AT LLC, (Cayman Islands), 7.16%, 12/15/11 (e)	774
5		United Technologies Corp., 6.10%, 05/15/12	5

			3,711

		Air Freight & Logistics — 0.0% (g)
1,350		United Parcel Service, Inc., 5.50%, 01/15/18	1,367

		Airlines — 0.1%
538		American Airlines Pass Through Trust 1999, Series 99-1, 7.02%, 10/15/09 (c)	531
		Continental Airlines, Inc.,
1,400		Series 99-2, 7.06%, 09/15/09	1,382
444		7.26%, 03/15/20	431
750		7.49%, 10/02/10	726
		UAL Pass-Through Trust,
287		Series 01 - 1, 6.07%, 03/01/13	288
381		Series 01 - 1, 6.20%, 09/01/08	373

			3,731

		Automobiles — 0.1%
4,426		Daimler Finance North America LLC, 7.20%, 09/01/09	4,564

		Beverages — 0.1%
		Anheuser-Busch Cos, Inc.,
800		5.50%, 01/15/18	774
1,100		5.75%, 04/01/36	1,005
1,250		Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	1,403

			3,182

		Capital Markets — 2.1%
		Bear Stearns Cos., Inc. (The),
6,321		3.25%, 03/25/09 (y)	6,236
1,000		5.70%, 11/15/14 (y)	976
2,650		6.40%, 10/02/17 (y)	2,661
1,150		7.25%, 02/01/18 (y)	1,223
		Credit Suisse USA, Inc.,
616		4.70%, 06/01/09	620
1,200		4.88%, 01/15/15	1,149
1,400		5.50%, 08/15/13	1,401
8,639		6.13%, 11/15/11	8,891
		Goldman Sachs Group, Inc. (The),
1,865		3.88%, 01/15/09	1,865
2,096		4.75%, 07/15/13	2,045
1,000		5.15%, 01/15/14	971
1,535		5.25%, 10/15/13	1,506
10		5.70%, 09/01/12	10
9,000		5.95%, 01/18/18	8,808
650		6.15%, 04/01/18	643
3,142		6.60%, 01/15/12	3,265
560		6.65%, 05/15/09	575
1,600		6.75%, 10/01/37	1,501
6,329		6.88%, 01/15/11	6,639
286		7.35%, 10/01/09	296
		Lehman Brothers Holdings, Inc.,
2,090		Series MTNG, 4.80%, 03/13/14	1,893
800		5.75%, 05/17/13	770
2,300		6.00%, 07/19/12 (c)	2,231
2,167		6.63%, 01/18/12	2,163
400		6.75%, 12/28/17	377
370		7.88%, 11/01/09	380
		Merrill Lynch & Co., Inc.,
1,120		3.13%, 07/15/08	1,118
2,912		Series MTNC, 4.13%, 01/15/09	2,884
500		4.79%, 08/04/10	490
2,625		5.45%, 07/15/14	2,493
1,000		5.70%, 05/02/17	903
550		6.05%, 08/15/12	544
4,190		6.15%, 04/25/13	4,116
2,535		6.40%, 08/28/17	2,416
3,415		6.88%, 04/25/18	3,348
		Morgan Stanley,
728		4.25%, 05/15/10 (c)	711
2,133		4.75%, 04/01/14	1,966
1,000		5.30%, 03/01/13	974
1,300		5.75%, 08/31/12	1,284
3,612		6.60%, 04/01/12	3,685
1,000		6.63%, 04/01/18	984
7,421		6.75%, 04/15/11	7,591
504		8.00%, 06/15/10	523
1,904		State Street Corp., 7.65%, 06/15/10	2,007
		UBS AG, (Switzerland),
1,900		5.75%, 04/25/18	1,851
825		5.88%, 12/20/17	820

			99,803

		Chemicals — 0.3%
600		Air Products & Chemicals, Inc., 4.15%, 02/01/13	585
1,680		Dow Capital BV, (Netherlands), 8.50%, 06/08/10	1,800
		Dow Chemical Co. (The),
450		6.00%, 10/01/12	462
1,345		7.38%, 11/01/29 (c)	1,455
580		Dow Chemical Co. (The) , 6.13%, 02/01/11	599
500		EI Du Pont de Nemours & Co., 4.88%, 04/30/14	494
3,050		Monsanto Co., 7.38%, 08/15/12	3,343
1,150		Potash Corp. of Saskatchewan, (Canada), 4.88%, 03/01/13	1,136
		Praxair, Inc.,
1,500		4.63%, 03/30/15	1,454
1,295		5.25%, 11/15/14	1,296

			12,624

		Commercial Banks — 1.6%
1,000		Bank of America Corp., 5.63%, 10/14/16	981
		Barclays Bank plc, (United Kingdom),
1,900		5.45%, 09/12/12	1,932
3,200		6.05%, 12/04/17 (e)	3,127
1,500		Cadets Trust, 4.80%, 07/15/13 (e)	1,419
350		Fifth Third Bancorp, 5.45%, 01/15/17	318
308		HSBC Holdings plc, (United Kingdom), 7.35%, 11/27/32	307
1,750		Huntington National Bank (The), 8.00%, 04/01/10	1,808
		KEY Bank N.A.,
3,150		5.50%, 09/17/12	3,047
700		7.50%, 09/15/08	707
		Keycorp,
2,296		Series MTNG, 4.70%, 05/21/09	2,289
1,400		6.50%, 05/14/13	1,374
3,500		M&T Bank Corp., 6.63%, 12/04/17	3,432
2,250		Marshall & Ilsley Corp., 5.35%, 04/01/11	2,231
1,500		National City Bank, FRN, 2.93%, 01/21/10	1,406
1,800		PNC Funding Corp., 5.25%, 11/15/15	1,674
3,105		Popular North America, Inc., 4.70%, 06/30/09	3,074
1,200		Regions Financial Corp., 7.38%, 12/10/37	1,061
2,232		Royal Bank of Canada, 3.88%, 05/04/09	2,239
505		SunTrust Bank, 7.25%, 03/15/18	519
		SunTrust Banks, Inc.,
3,515		5.25%, 11/05/12	3,413
1,000		6.00%, 09/11/17	946
1,120		6.38%, 04/01/11	1,145
		U.S. Bank N.A.,
690		6.38%, 08/01/11	723
3,080		7.13%, 12/01/09	3,212
1,400		US Bancorp, 7.50%, 06/01/26	1,479
		Wachovia Bank N.A.,
2,700		6.60%, 01/15/38	2,496
1,064		7.80%, 08/18/10	1,122
		Wachovia Corp.,
2,688		3.50%, 08/15/08	2,686
2,037		3.63%, 02/17/09	2,024
1,400		4.88%, 02/15/14	1,328
1,500		5.50%, 05/01/13	1,484
7,600		5.75%, 02/01/18 (c)	7,339
		Wells Fargo & Co.,
2,932		3.13%, 04/01/09 (c)	2,925
2,340		4.20%, 01/15/10	2,347
1,000		5.00%, 11/15/14	972
5,000		5.63%, 12/11/17	4,992
2,856		Wells Fargo Bank N.A., 7.55%, 06/21/10	3,029

			76,607

		Communications Equipment — 0.0% (g)
1,100		Cisco Systems, Inc., 5.50%, 02/22/16	1,114

		Computers & Peripherals — 0.2%
		Hewlett-Packard Co.,
1,000		4.50%, 03/01/13	989
1,500		5.40%, 03/01/17	1,482

		International Business Machines Corp.,
1,568		5.39%, 01/22/09	1,587
3,500		5.70%, 09/14/17	3,558
660		6.22%, 08/01/27	663

			8,279

		Consumer Finance — 0.8%
1,120		American General Finance Corp., 5.38%, 10/01/12	1,083
238		Capital One Bank USA N.A., 5.75%, 09/15/10	238
		Capital One Financial Corp.,
900		5.70%, 09/15/11	869
2,365		6.25%, 11/15/13	2,323
900		6.75%, 09/15/17	902
		HSBC Finance Corp.,
1,400		4.75%, 05/15/09	1,407
2,000		5.00%, 06/30/15 (c)	1,908
1,100		5.25%, 01/15/14	1,083
1,000		5.50%, 01/19/16	968
10,092		5.88%, 02/01/09	10,203
280		6.38%, 11/27/12	288
1,680		6.40%, 06/17/08	1,682
3,176		6.50%, 11/15/08	3,213
468		6.75%, 05/15/11	480
		International Lease Finance Corp.,
689		5.88%, 05/01/13	675
480		6.38%, 03/15/09	487
4,300		6.38%, 03/25/13	4,298
450		John Deere Capital Corp., 4.50%, 04/03/13	444
		SLM Corp.,
3,200		4.00%, 01/15/10	2,971
1,400		Series MTNA, 5.38%, 01/15/13	1,221
784		Toyota Motor Credit Corp., 2.88%, 08/01/08 (c)	783
952		Washington Mutual Finance Corp., 6.88%, 05/15/11	987

			38,513

		Diversified Financial Services — 3.4%
2,000		Allstate Life Global Funding Trusts, 5.38%, 04/30/13	2,002
		Associates Corp. of North America,
1,400		7.95%, 02/15/10	1,457
2,484		8.15%, 08/01/09	2,588
1,470		8.55%, 07/15/09	1,534
		Bank of America Corp.,
4,500		4.90%, 05/01/13	4,440
5,915		5.65%, 05/01/18	5,732
1,484		7.40%, 01/15/11	1,565
7,373		7.80%, 02/15/10	7,759
1,300		BHP Billiton Finance USA Ltd., (Australia), 5.40%, 03/29/17	1,252
		Caterpillar Financial Services Corp.,
1,450		4.85%, 12/07/12	1,446
750		5.45%, 04/15/18	743
600		5.50%, 03/15/16 (c)	600
		CIT Group, Inc.,
2,100		5.00%, 02/13/14	1,710
3,000		7.63%, 11/30/12 (c)	2,762
		Citigroup, Inc.,
1,000		4.70%, 05/29/15	924
1,000		5.50%, 02/15/17	935
3,292		5.63%, 08/27/12	3,284
3,000		6.00%, 08/15/17	2,942
1,750		6.13%, 11/21/17	1,730
4,500		6.13%, 05/15/18	4,414
420		6.20%, 03/15/09	425
500		Conoco Funding Co., (Canada), 7.25%, 10/15/31	568
1,000		ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	1,024
		General Electric Capital Corp.,
2,000		4.38%, 11/21/11	1,993
1,176		4.63%, 09/15/09	1,190
12,500		4.80%, 05/01/13	12,428
13,500		5.25%, 10/19/12	13,708
15,000		5.63%, 05/01/18	14,817
11,757		Series MTNA, 5.88%, 02/15/12	12,155
1,900		5.88%, 01/14/38	1,726
3,697		Series MTNA, 6.00%, 06/15/12	3,851
4,649		6.13%, 02/22/11	4,840
4,416		Series MTNA, 6.75%, 03/15/32	4,468
4,000		Genworth Global Funding Trusts, 5.20%, 10/08/10	3,999
2,095		Goldman Sachs Group, Inc. (The), 6.35%, 02/15/34	1,809
		John Hancock Global Funding II,
1,400		3.50%, 01/30/09 (e)	1,398
1,512		7.90%, 07/02/10 (e) (c)	1,615
2,464		MassMutual Global Funding II, 3.50%, 03/15/10 (e)	2,440
3,000		National Rural Utilities Cooperative Finance Corp., 4.75%, 03/01/14	2,941
		New York Life Global Funding,
1,330		3.88%, 01/15/09 (e)	1,335
3,300		4.65%, 05/09/13 (e)	3,256
3,920		5.38%, 09/15/13 (e)	3,945
2,100		Pricoa Global Funding I, 3.90%, 12/15/08 (e)	2,090
		Principal Life Global Funding I,
1,400		2.80%, 06/26/08 (e)	1,399
6,021		6.25%, 02/15/12 (e)	6,298
		Textron Financial Corp.,
1,630		5.13%, 02/03/11	1,648
1,900		5.40%, 04/28/13	1,879

			159,064

		Diversified Telecommunication Services — 1.6%
		AT&T, Inc.,
5,400		4.95%, 01/15/13	5,384
850		5.10%, 09/15/14	843
800		5.50%, 02/01/18 (c)	782
1,300		5.60%, 05/15/18	1,279
2,295		5.63%, 06/15/16	2,295
5,000		6.30%, 01/15/38	4,801
1,288		Bellsouth Capital Funding Corp., 7.75%, 02/15/10	1,359
700		BellSouth Corp., 5.20%, 09/15/14	696
1,772		Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,829
		British Telecommunications plc, (United Kingdom),
5,000		5.15%, 01/15/13	4,891
4,466		8.63%, 12/15/10	4,840
		Deutsche Telekom International Finance BV, (Netherlands),
785		5.25%, 07/22/13	771
200		8.25%, 06/15/30	238
		France Telecom S.A.,
4,695		7.75%, 03/01/11	5,027
1,000		8.50%, 03/01/31	1,250
1,120		GTE Corp., 7.51%, 04/01/09	1,153
3,164		Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	3,258
		Sprint Capital Corp.,
1,665		6.90%, 05/01/19	1,415
1,680		7.63%, 01/30/11	1,625
560		8.38%, 03/15/12	545
1,534		8.75%, 03/15/32	1,385
		Telecom Italia Capital S.A., (Luxembourg),
1,415		4.00%, 11/15/08	1,410
2,100		4.95%, 09/30/14	1,933
1,600		5.25%, 11/15/13	1,527
1,875		7.00%, 06/04/18	1,881
3,300		Telefonica Emisiones SAU, (Spain), 5.86%, 02/04/13	3,327
1,512		TELUS Corp., (Canada), 8.00%, 06/01/11	1,632
		Verizon Communications, Inc.,
1,000		5.50%, 02/15/18	976
250		5.55%, 02/15/16	249
3,650		Verizon Florida LLC, 6.13%, 01/15/13	3,741
		Verizon Global Funding Corp.,
4,621		7.25%, 12/01/10	4,944
1,540		7.38%, 09/01/12	1,669
823		Verizon Maryland, Inc., 6.13%, 03/01/12	843
600		Verizon New England, Inc., 4.75%, 10/01/13	577
880		Verizon New York, Inc., 7.38%, 04/01/32	923
1,232		Verizon Pennsylvania, Inc., 8.35%, 12/15/30	1,404
1,193		Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,159

			73,861

		Electric Utilities — 0.9%
		Alabama Power Co.,
392		4.70%, 12/01/10	397
700		6.13%, 05/15/38	693
392		Appalachian Power Co., 6.60%, 05/01/09	399
1,110		Arizona Public Service Co., 4.65%, 05/15/15	971
1,260		Carolina Power & Light Co., 5.13%, 09/15/13	1,279
1,300		CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,294
430		CenterPoint Energy Resources Corp., 6.13%, 11/01/17	421
1,400		Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	1,540
1,300		Columbus Southern Power Co., 6.05%, 05/01/18	1,284
750		Connecticut Light & Power Co., 5.65%, 05/01/18	743
2,800		Duke Energy Carolinas LLC, 4.20%, 10/01/08 (c)	2,804
2,814		Exelon Generation Co. LLC, 6.95%, 06/15/11	2,918
		Florida Power & Light Co.,
500		5.95%, 10/01/33 (c)	489
1,000		5.95%, 02/01/38	976
500		Florida Power Corp., 4.80%, 03/01/13	500
237		Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	233
550		Midamerican Energy Co., 5.30%, 03/15/18	537
2,560		Nisource Finance Corp., 6.15%, 03/01/13	2,551
1,650		Pacific Gas & Electric Co., 5.63%, 11/30/17	1,647
1,600		Pacificorp, 4.30%, 09/15/08	1,600
800		Peco Energy Co., 5.35%, 03/01/18	788
675		Pepco Holdings, Inc., 6.45%, 08/15/12	696
1,320		Potomac Electric Power Co., 6.50%, 11/15/37	1,303
		PSEG Power LLC,
2,190		5.50%, 12/01/15	2,125
1,322		7.75%, 04/15/11	1,411
1,255		8.63%, 04/15/31	1,519
3,350		Public Service Co. of Oklahoma, 6.63%, 11/15/37	3,117
645		Southern California Edison Co., 5.95%, 02/01/38	629
		Virginia Electric and Power Co.,
2,150		5.10%, 11/30/12	2,163
3,600		5.40%, 04/30/18	3,501
800		5.95%, 09/15/17	811

			41,339

		Electronic Equipment & Instruments — 0.0% (g)
1,000		Arrow Electronics, Inc., 6.88%, 07/01/13	1,040

		Food & Staples Retailing — 0.2%
1,680		Kroger Co. (The), 8.05%, 02/01/10	1,764
2,930		Safeway, Inc., 4.13%, 11/01/08	2,933
		Wal-Mart Stores, Inc.,
1,260		4.25%, 04/15/13	1,251
1,200		5.25%, 09/01/35	1,039
1,050		6.20%, 04/15/38	1,032
700		7.55%, 02/15/30	783

			8,802

		Food Products — 0.3%
		Kellogg Co.,
1,300		4.25%, 03/06/13	1,262
2,100		5.13%, 12/03/12	2,121
		Kraft Foods, Inc.,
3,050		6.13%, 02/01/18	2,983
2,400		6.13%, 08/23/18	2,342
1,600		6.88%, 02/01/38	1,555
2,700		6.88%, 01/26/39	2,611

			12,874

		Gas Utilities — 0.1%
220		Atmos Energy Corp., 5.13%, 01/15/13	215
1,008		KeySpan Gas East Corp., 7.88%, 02/01/10	1,063
1,600		Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	1,700
		TransCanada Pipelines Ltd.,
1,150		4.00%, 06/15/13	1,096
1,500		6.20%, 10/15/37	1,376

			5,450

		Health Care Equipment & Supplies — 0.0% (g)
400		Baxter International, Inc., 4.63%, 03/15/15	382

		Hotels, Restaurants & Leisure — 0.0% (g)
1,725		McDonald’s Corp., 4.30%, 03/01/13	1,703

		Household Durables — 0.0% (g)
1,485		Centex Corp., 5.70%, 05/15/14	1,307

		Household Products — 0.0% (g)
840		Procter & Gamble-ESOP, Series A, 9.36%, 01/01/21	1,053

		Industrial Conglomerates — 0.0% (g)
1,100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.75%, 10/17/16 (e)	1,097

		Insurance — 1.0%
		American International Group, Inc.,
2,184		4.25%, 05/15/13	2,044
2,500		5.45%, 05/18/17	2,369
1,425		5.60%, 10/18/16 (c)	1,375
3,248		ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	3,139
3,360		ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	3,349
		Berkshire Hathaway Finance Corp.,
2,800		4.60%, 05/15/13 (e)	2,786
5,500		5.40%, 05/15/18 (e)	5,488
930		Chubb Corp., 5.75%, 05/15/18	913
2,520		Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	2,606
2,980		Liberty Mutual Group, Inc., 5.75%, 03/15/14 (e) (c)	2,864
2,500		MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	2,366
		Metropolitan Life Global Funding I,
1,624		5.20%, 09/18/13 (e)	1,594
750		5.75%, 07/25/11 (e)	777
3,360		Monumental Global Funding II, 4.38%, 07/30/09 (e)	3,339
		Nationwide Financial Services,
1,130		5.90%, 07/01/12	1,120
1,182		6.25%, 11/15/11	1,201
		Pacific Life Global Funding,
848		3.75%, 01/15/09 (e)	848
2,000		5.15%, 04/15/13 (e)	1,972
2,500		Principal Life Income Funding Trusts, 5.30%, 12/14/12	2,496
		Protective Life Secured Trusts,
1,199		4.00%, 10/07/09	1,189
3,360		4.00%, 04/01/11	3,185
870		Travelers Cos, Inc. (The), 5.80%, 05/15/18	854

			47,874

		Machinery — 0.1%
2,300		Eaton Corp., 5.60%, 05/15/18	2,257
600		Parker Hannifin Corp., 5.50%, 05/15/18	594

			2,851

		Media — 0.6%
5,847		Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	6,448
4,088		Comcast Cable Holdings LLC, 9.80%, 02/01/12	4,478
		Comcast Corp.,
2,095		5.50%, 03/15/11	2,089
1,100		5.90%, 03/15/16	1,096
1,022		COX Communications, Inc., 7.75%, 11/01/10	1,077
2,415		Historic TW, Inc., 9.15%, 02/01/23	2,804
900		News America, Inc., 7.25%, 05/18/18	956
1,337		TCI Communications, Inc., 7.13%, 02/15/28	1,332
1,200		Time Warner Cable, Inc., 5.85%, 05/01/17	1,151
		Time Warner Entertainment Co. LP,
2,020		8.38%, 03/15/23	2,209
1,288		10.15%, 05/01/12	1,463
255		Time Warner, Inc., 7.70%, 05/01/32	267

			25,370

		Metals & Mining — 0.0% (g)
1,385		Alcoa, Inc., 5.55%, 02/01/17	1,321

		Multiline Retail — 0.1%
1,800		Nordstrom, Inc., 7.00%, 01/15/38	1,735
1,250		Target Corp., 7.00%, 01/15/38	1,304

			3,039

		Multi-Utilities — 0.3%
1,113		Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,157
2,100		DTE Energy Co., Series A, 6.65%, 04/15/09	2,139
		Duke Energy Carolinas LLC,
1,400		5.10%, 04/15/18 (c)	1,364
2,016		5.63%, 11/30/12	2,078
625		Public Service Electric & Gas Co., 5.30%, 05/01/18	613
		Spectra Energy Capital LLC,
2,000		5.50%, 03/01/14	1,942
250		5.67%, 08/15/14	245
3,645		6.25%, 02/15/13	3,704
980		8.00%, 10/01/19	1,080

			14,322

		Oil, Gas & Consumable Fuels — 0.4%
455		Alberta Energy Co. Ltd., (Canada), 7.38%, 11/01/31	485
2,000		Canadian Natural Resources Ltd., (Canada), 6.75%, 02/01/39	2,034
		ConocoPhillips,
1,200		5.20%, 05/15/18	1,181
1,200		5.90%, 05/15/38	1,172
2,520		8.75%, 05/25/10	2,755
1,155		Husky Energy, Inc., (Canada), 6.15%, 06/15/19	1,142
1,230		Kerr-McGee Corp., 6.95%, 07/01/24	1,285
		Marathon Oil Corp.,
1,800		5.90%, 03/15/18	1,780
2,400		6.00%, 10/01/17	2,395
2,000		Petro-Canada, 6.80%, 05/15/38	1,956
2,045		Pioneer Natural Resources Co., 5.88%, 07/15/16	1,881
300		Tosco Corp., 7.80%, 01/01/27	353
2,300		XTO Energy, Inc., 4.63%, 06/15/13	2,227

			20,646

		Paper & Forest Products — 0.1%
		International Paper Co.,
1,904		4.00%, 04/01/10	1,860
879		4.25%, 01/15/09	877
216		5.85%, 10/30/12	207
700		Weyerhaeuser Co., 6.75%, 03/15/12	723

			3,667

		Pharmaceuticals — 0.2%
350		Abbott Laboratories, 6.15%, 11/30/37	349
2,700		AstraZeneca plc, (United Kingdom), 5.40%, 06/01/14	2,763
		GlaxoSmithKline Capital, Inc.,
2,250		4.85%, 05/15/13	2,241
2,100		6.38%, 05/15/38	2,074
865		Schering-Plough Corp., 6.00%, 09/15/17	856
790		Wyeth, 6.45%, 02/01/24	800

			9,083

		Real Estate Investment Trusts (REITs) — 0.1%
1,750		HRPT Properties Trust, 6.65%, 01/15/18	1,644
		Simon Property Group LP,
1,500		5.63%, 08/15/14	1,453
420		6.10%, 05/01/16	414

			3,511

		Real Estate Management & Development — 0.0% (g)
392		ERP Operating LP, 4.75%, 06/15/09	390

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
1,375		6.13%, 03/15/09	1,391
1,425		7.13%, 12/15/10	1,498
300		7.29%, 06/01/36	316
400		Erac USA Finance Co., 6.38%, 10/15/17 (e)	357
		Norfolk Southern Corp.,
299		5.59%, 05/17/25	272
871		5.64%, 05/17/29	782
326		7.25%, 02/15/31	351
34		7.80%, 05/15/27	38
		Union Pacific Corp.,
1,600		5.65%, 05/01/17	1,572
1,250		5.70%, 08/15/18	1,233

			7,810

		Software — 0.1%
		Oracle Corp.,
1,700		5.25%, 01/15/16	1,684
2,800		5.75%, 04/15/18	2,783
850		6.50%, 04/15/38	848

			5,315

		Specialty Retail — 0.0% (g)
1,440		Home Depot, Inc., 5.40%, 03/01/16	1,355

		Thrifts & Mortgage Finance — 0.3%
784		Bank United, 8.00%, 03/15/09	763
		Countrywide Home Loans, Inc.,
3,080		4.00%, 03/22/11	2,758
230		4.13%, 09/15/09 (i)	212
1,400		Wachovia Mortgage FSB, 4.50%, 06/15/09	1,401
980		Washington Mutual Bank, 6.88%, 06/15/11	916
		Washington Mutual, Inc.,
2,921		4.20%, 01/15/10	2,687
1,000		4.63%, 04/01/14	820
1,000		5.25%, 09/15/17	840
1,500		7.25%, 11/01/17	1,335

			11,732

		Water Utilities — 0.0% (g)
1,500		American Water Capital Corp., 6.09%, 10/15/17 (e)	1,477

		Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.,
4,047		7.88%, 03/01/11	4,335
1,215		8.75%, 03/01/31	1,451
2,500		Sprint Nextel Corp., 6.00%, 12/01/16	2,063
1,650		Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15
			1,582

			9,431

		Total Corporate Bonds (Cost $738,257)	730,661

		Foreign Government Securities — 0.5%
		Mexico Government International Bond,
2,313		4.63%, 10/08/08	2,323
2,035		5.88%, 01/15/14	2,134
2,105		6.38%, 01/16/13	2,250
4,881		7.50%, 04/08/33	5,772
2,925		8.30%, 08/15/31	3,744
		Province of Quebec, (Canada),
560		SUB, 7.37%, 03/06/26	681
6,441		Series PA, 5.75%, 02/15/09 (c)	6,536

		Total Foreign Government Securities (Cost $21,455)	23,440

		Mortgage Pass-Through Securities — 13.0%
		Federal Home Loan Mortgage Corp.,
3,725		ARM, 4.14%, 04/01/34	3,708
2,226		ARM, 4.30%, 12/01/33	2,255
1,919		ARM, 5.05%, 08/01/35	1,939
564		ARM, 5.16%, 09/01/32	568
3,505		ARM, 5.43%, 07/01/37	3,578
1,583		ARM, 5.57%, 01/01/37	1,618
2,860		ARM, 5.69%, 11/01/36	2,920
6,355		ARM, 5.89%, 10/01/36	6,507
871		ARM, 5.91%, 02/01/37	890
196		ARM, 6.36%, 07/01/19	198
129		ARM, 6.49%, 04/01/30	131
–	(h)	7.50%, 07/01/16	–	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
11,085		4.00%, 04/01/14 - 05/01/19	10,709
884		4.50%, 08/01/18	867
38,631		5.00%, 10/01/17 - 12/01/17	38,687
21,997		5.50%, 06/01/17 - 06/01/20	22,350
35,600		6.00%, 04/01/18 - 03/01/22	36,654
12,614		6.50%, 08/01/16 - 03/01/22	13,096
125		7.00%, 04/01/17	130
23		7.50%, 09/01/10	23
406		7.50%, 04/01/11 - 11/01/15	420
130		8.50%, 11/01/15	144
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
780		6.00%, 12/01/22	798
4,220		6.50%, 11/01/22 - 06/01/37	4,366
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
39,375		5.00%, 01/01/34 - 03/01/35	38,184
9,122		5.50%, 10/01/33 - 07/01/35	9,094
3,502		6.00%, 10/01/29 - 01/01/34	3,579
3,680		6.50%, 11/01/36	3,804
5,068		6.50%, 08/01/29 - 11/01/34	5,274
508		7.00%, 07/01/32 - 08/01/32	538
79		Federal Home Loan Mortgage Corp. Gold Pools, Other, Single Family, 7.00%, 07/01/29	83
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
44		12.00%, 08/01/15 - 07/01/19	48
		Federal National Mortgage Association,
3,027		ARM, 3.75%, 08/01/33	3,023
1,194		ARM, 4.07%, 04/01/34	1,194
1,866		ARM, 4.11%, 09/01/33	1,862
1,049		ARM, 4.12%, 01/01/34	1,045
3,271		ARM, 4.22%, 09/01/33	3,302
642		ARM, 4.27%, 05/01/35	641
1,596		ARM, 4.47%, 11/01/34	1,605
452		ARM, 4.48%, 07/01/34	463
667		ARM, 4.52%, 01/01/36	676
6,942		ARM, 4.67%, 04/01/35	6,924
1,585		ARM, 4.70%, 08/01/35	1,595
2,368		ARM, 4.74%, 11/01/34	2,395
2,327		ARM, 4.79%, 09/01/35	2,349
330		ARM, 4.81%, 09/01/27	331
14,684		ARM, 4.83%, 01/01/35	14,850
2,680		ARM, 4.88%, 01/01/34	2,712
320		ARM, 4.89%, 03/01/29	321
2,985		ARM, 4.92%, 08/01/34 - 02/01/35	3,006
3,537		ARM, 4.98%, 03/01/35	3,577
3,996		ARM, 5.00%, 08/01/34 - 01/01/35	4,079
3,237		ARM, 5.01%, 05/01/35	3,279
3,427		ARM, 5.12%, 11/01/33	3,491
4,009		ARM, 5.15%, 10/01/34	4,008
1,568		ARM, 5.22%, 02/01/36	1,601
2,674		ARM, 5.29%, 09/01/36	2,723
24		ARM, 5.44%, 01/01/19	24
4,190		ARM, 5.45%, 06/01/36	4,197
72		ARM, 5.93%, 03/01/19	72
2,168		ARM, 8.00%, 10/01/34	2,205
3,648		Federal National Mortgage Association REMICS, ARM, 5.69%, 01/01/37	3,736
		Federal National Mortgage Association, 15 Year, Single Family,
921		3.50%, 04/01/19	855
14,152		4.00%, 07/01/18 - 12/01/20	13,499
66,310		4.50%, 06/01/18 - 12/01/19	65,068
57,229		5.00%, 12/01/16 - 09/01/19	57,311
62,670		5.50%, 02/01/18 - 06/01/20	63,714
12,062		6.00%, 06/01/16 - 07/01/21	12,412
1,166		6.50%, 03/01/17 - 08/01/20	1,212
1,358		7.00%, 03/01/17 - 09/01/17	1,423
118		7.50%, 03/01/17	123
49		8.00%, 11/01/15	51
274		8.00%, 11/01/12	287
		Federal National Mortgage Association, 20 Year, Single Family,
1,826		6.00%, 02/01/14 - 04/01/24	1,868
3,711		6.50%, 12/01/22 - 03/01/29	3,857
		Federal National Mortgage Association, 30 Year, Single Family,
5,020		4.50%, 11/01/33 - 02/01/35	4,693
31,092		5.00%, 06/01/33 - 09/01/35	30,143
19,148		5.50%, 02/01/33 - 03/01/34	19,084
4,952		6.00%, 12/01/28 - 09/01/33	5,054
4,644		6.50%, 08/01/31 - 01/01/36	4,838
1,263		7.00%, 04/01/17 - 03/01/36	1,335
1,154		7.50%, 07/01/30 - 01/01/37	1,218
2,099		8.00%, 03/01/27 - 11/01/28	2,279
111		9.00%, 04/01/25 - 04/01/26	122
69		9.50%, 07/01/28	76
44		12.50%, 01/01/16	48
		Federal National Mortgage Association, Other,
2,223		4.50%, 11/01/14	2,211
1,178		5.00%, 08/01/34	1,186
2,049		5.50%, 06/01/12 - 09/01/17	2,069
346		6.00%, 09/01/33	353
1,734		6.50%, 05/01/22 - 04/01/36	1,795
1,337		7.00%, 02/01/33 - 12/01/36	1,396
182		8.00%, 06/01/28	198
79		9.00%, 05/01/18	86
		Federal National Mortgage Association, Other, Single Family,
3,042		4.00%, 03/01/14	2,987
1,437		5.00%, 12/01/32	1,390
389		10.89%, 04/15/19	443
		Government National Mortgage Association II, 30 Year, Single Family,
50		8.00%, 08/20/26 - 09/20/26	54
		Government National Mortgage Association, 15 Year, Single Family,
520		6.50%, 06/15/17 - 12/15/17	540
829		8.00%, 01/15/16	880
		Government National Mortgage Association, 30 Year, Single Family,
4,098		5.50%, 06/15/33 - 09/15/34	4,109
1,497		6.50%, 03/15/28 - 04/15/33	1,553
2,476		7.00%, 02/15/33 - 04/15/37	2,632
391		7.50%, 11/15/22 - 11/15/31	420
220		8.00%, 09/15/22 - 09/20/28	239
100		8.00%, 11/20/26 - 11/20/27	109
95		8.50%, 05/20/25	105
9		9.00%, 12/15/16	10

		Total Mortgage Pass-Through Securities (Cost $609,726)	609,781

		Municipal Bond — 0.1%
2,350		State of Illinois, Taxable Pension, 5.10%, 06/01/33 (Cost $2,350)	2,199

		Supranational — 0.0% (g)
560		Corp. Andina de Fomento, (Supranational), 5.20%, 05/21/13 (Cost $559)	553

		U.S. Government Agency Securities — 0.7%
16,553		Federal Home Loan Bank System, 4.72%, 09/20/12	16,537
1,260		Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	1,340
5		Federal Housing Authority, 7.43%, 08/01/20	5
		Federal National Mortgage Association,
2,240		5.50%, 03/15/11 (c)	2,362
1,778		6.13%, 03/15/12	1,915
4,822		6.25%, 02/01/11	5,078
5,881		7.25%, 01/15/10	6,266

		Total U.S. Government Agency Securities (Cost $32,906)	33,503

		U.S. Treasury Obligations — 16.1%
		U.S. Treasury Bond,
4,685		6.13%, 11/15/27 (c)	5,513
1,000		6.25%, 08/15/23 (c)	1,175
1,142		7.50%, 11/15/16 (c)	1,422
1,680		7.63%, 02/15/25 (c)	2,255
8,717		7.88%, 02/15/21 (m)	11,538
4,870		8.75%, 05/15/17 (c)	6,543
4,789		8.75%, 08/15/20 (c)	6,711
336		8.88%, 02/15/19	467
4,094		9.88%, 11/15/15 (m)	5,690
3,650		11.25%, 02/15/15 (m)	5,279
		U.S. Treasury Bonds,
1,120		7.13%, 02/15/23	1,418
24,490		7.25%, 08/15/22 (m)	31,225
13,721		11.75%, 11/15/14 (m)	15,480
44,945		12.00%, 08/15/13 (m)	45,791
3,095		12.50%, 08/15/14 (m)	3,451
		U.S. Treasury Bonds Coupon STRIPS,
1,500		11/15/08 (c)	1,486
2,165		05/15/09 (c)	2,119
4,000		11/15/09 (c)	3,858
5,070		02/15/10 (c)	4,858
22,233		02/15/11 (c)	20,563
13,820		08/15/11 (c)	12,551
8,792		05/15/12 (c)	7,773
36,586		02/15/13 (c)	31,106
27,671		08/15/13 (c)	23,042
6,750		11/15/13	5,548
13,834		02/15/17	9,545
14,250		02/15/18 (c)	9,333
2,275		05/15/20 (c)	1,299
21,507		11/15/12 (c)	18,517
25,553		02/15/14 (m)	20,744
13,929		05/15/14 (m)	11,191
21,764		08/15/14 (m)	17,284
23,774		11/15/14 (c)	18,659
25,409		02/15/15 (m)	19,678
5,395		05/15/15 (c)	4,122
20,193		08/15/15 (c)	15,203
32,813		11/15/15 (c)	24,390
68,923		02/15/16 (c)	50,724
18,972		05/15/16 (c)	13,706
2,632		08/15/16 (c)	1,878
7,161		11/15/16 (c)	5,015
39,075		05/15/17 (c)	26,535
11,100		11/15/17 (c)	7,349
46,499		05/15/18 (c)	30,064
19,672		02/15/19 (c)	12,129
1,008		02/15/22 (c)	521
7,869		02/15/23 (c)	3,851
		U.S. Treasury Bonds Principal STRIPS,
8,096		11/15/15 (c)	6,035
5,317		11/15/09 (c)	5,121
16,850		11/15/12	14,571
13,345		U.S. Treasury Inflation Indexed Bond, 3.63%, 04/15/28 (m)	16,512
		U.S. Treasury Inflation Indexed Bonds,
3,645		3.88%, 01/15/09 (c)	3,760
22,026		4.25%, 01/15/10 (c)	23,552
		U.S. Treasury Notes,
560		3.13%, 09/15/08 (c)	562
1,000		3.38%, 10/15/09	1,013
12,925		3.50%, 08/15/09 (c)	13,093
4,000		3.50%, 02/15/10 (c)	4,063
12,290		4.00%, 06/15/09 (c)	12,508
3,645		4.00%, 02/15/14 (c)	3,734
3,300		4.63%, 10/31/11 (c)	3,460
6,805		4.75%, 05/15/14 (c)	7,251
500		4.88%, 05/15/09 (c)	512
7,500		5.00%, 07/31/08 (c)	7,537
4,000		6.00%, 08/15/09	4,170
45,216		6.50%, 02/15/10 (m)	48,141

		Total U.S. Treasury Obligations (Cost $729,173)	754,194

SHARES

		Common Stock - 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		Dynegy, Inc., Class A (Cost $—) (a)	8

		Total Long-Term Investments Cost 4,396,792)	4,385,005

		Short-Term Investment — 5.8%

		Investment Company — 5.8%
270,729		JPMorgan Liquid Assets Money Market Fund, Institutional Class 12/31/49 (m) (b) (Cost $270,729)	270,729

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 4.8%

		Asset-Backed Security — 0.1%
3,882		GSAA Trust, Series 2006 - 3, Class A1, FRN, 2.47%, 06/25/08 (i)	3,882

		Corporate Notes — 3.6%
2,000		Allstate Life Global Funding Trusts, FRN, 2.42%, 08/27/08	2,000
2,000		Allstate Life Global Funding Trusts, FRN, 2.42%, 08/27/08	2,000
10,000		American Express Centurion Bank, FRN, 2.91%, 09/17/08	9,995
11,000		Banque Federative du Credit Mutuel, (France), FRN, 2.56%, 08/13/08	11,000
11,500		BBVA Senior Finance S.A., (Spain), FRN, 2.95%, 03/12/10	11,500
2,500		Beta Finance, Inc., FRN, 2.13%, 02/20/09 (s) (i)	2,465
5,500		Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	5,500
8,000		Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	8,000
2,000		Fifth Third Bancorp, FRN, Series 1, 2.41%, 08/22/08	2,000
10,000		General Electric Capital Corp., FRN, 2.15%, 03/12/10	9,793
9,200		Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	9,200
		Corporate Notes — Continued
11,000		Metropolitan Life Global Funding I, FRN, 2.43%, 08/21/08	11,000
10,000		Monumental Global Funding III, FRN, 2.69%, 05/24/10	9,770
15,000		National Australia Bank Ltd. (Australia), 3.22%, 02/06/09	15,000
9,000		Pricoa Global Funding I, FRN, 2.16%, 12/15/09	9,000
5,000		Pricoa Global Funding I, FRN, 2.39%, 08/27/08	5,000
12,000		Santander U.S. Debt S.A. Unipersonal, FRN, 2.96%, 10/21/08	11,996
15,000		Svenska HandelsBanken AB, (Sweden), FRN, 2.94%, 02/06/09	15,000
10,000		Ulster Bank Ltd., FRN, 2.65%, 07/25/08 (i)	10,000
7,500		World Savings Bank FSB, FRN, 2.54%, 06/20/08	7,500

			167,719

		Repurchase Agreements — 1.1%
15,000		Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $15,000, collateralized by U.S. Government Agency Mortgages	15,000
17,744		Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $17,744, collateralized by U.S. Government Agency Mortgages	17,744
20,000		Morgan Stanley, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $20,000, collateralized by U.S. Government Agency Mortgages	20,000

			52,744

		Total Investments of Cash Collateral for Securities on Loan (Cost $224,818)	224,345

		Total Investments — 104.2% (Cost $4,892,339 )	4,880,079
		Liabilities in Excess of Other Assets — (4.2)%	(198,449)

		NET ASSETS — 100.0%	$4,681,630

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,322
Aggregate gross unrealized depreciation	(96,582)

Net unrealized appreciation/depreciation	($12,260)

Federal income tax cost of investments	$4,892,339

ABBREVIATIONS AND DEFINITIONS :

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
GMAC	-	General Motors Acceptance Corp.
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Core Bond Fund
Level 1	$ 323,481	$ -	$ -	$ -
Level 2	4,556,598	-	-	-
Level 3	-	-	-	-
Total	$ 4,880,079	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 97.3%
	Asset-Backed Securities — 2.1%
1,490	AmeriCredit Automobile Receivables Trust, Series 2008 - AF, Class A4, 6.96%, 10/14/14	1,481
977	Ameriquest Mortgage Securities, Inc., Series 2003 - 13, Class AF6, SUB, 5.09%, 01/25/34	919
147	BankBoston Home Equity Loan Trust, Series 1998 - 1, Class A6, 6.35%, 02/25/13	132
	Bear Stearns Asset Backed Securities Trust,
1,456	Series 2003 - SD2, Class 2A, FRN, 5.78%, 06/25/43 (y)	1,338
2,156	Series 2006 - SD1, Class A, FRN, 2.76%, 04/25/36 (y) (i)	1,722
	Capital One Auto Finance Trust,
1,000	Series 2007 - C, Class A2B, FRN, 2.93%, 05/17/10	984
1,500	Series 2007 - C, Class A3A, 5.13%, 04/16/12	1,405
1,254	Capital One Prime Auto Receivables Trust, Series 2006 - 2, Class A3, 4.98%, 09/15/10	1,261
1,372	Citibank Credit Card Issuance Trust, Series 2007 - A3, Class A3, 6.15%, 06/15/39	1,321
570	CNH Equipment Trust, Series 2008 - B, Class A3A, 4.78%, 07/16/12	569
901	Community Program Loan Trust, Series 1987 - A, Class A4, 4.50%, 10/01/18	890
	Countrywide Asset-Backed Certificates,
2,240	Series 2004 - 6, Class M1, FRN, 2.99%, 10/25/34 (i)	1,970
230	Series 2004 - 13, Class MV8, FRN, 4.09%, 01/25/35 (i)	107
977	Credit-Based Asset Servicing and Securitization LLC, Series 2006 - CB1, Class AF2, SUB, 5.24%, 01/25/36	938
148	CS First Boston Mortgage Securities Corp., Series 2002 - HE4, Class AF, 5.51%, 08/25/32 (i)	138
	Long Beach Mortgage Loan Trust,
68	Series 2004 - 2, Class B, FRN, 5.89%, 06/25/34 (e) (i)	3
80	Series 2004 - 5, Class M6, FRN, 4.89%, 09/25/34	16
1,000	MBNA Credit Card Master Note Trust, Series 2003 - C1, Class C1, FRN, 4.21%, 06/15/12	977
2,153	Morgan Stanley ABS Capital I, Series 2003 - SD1, Class M1, FRN, 3.89%, 03/25/33 (i)	1,888
1,000	New Century Home Equity Loan Trust, Series 2003 - 5, Class AI6, SUB, 5.50%, 11/25/33	796
1,500	Unipac IX LLC, 13.00%, 04/11/13 (f) (i)	1,455
570	Wachovia Auto Owner Trust, Series 2006 - A, Class A3, 5.35%, 02/22/11	575

	Total Asset-Backed Securities (Cost $21,842)	20,885

	Collateralized Mortgage Obligations — 31.7%
	Agency CMO — 20.3%
1,451	Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.27%, 12/28/12	1,448
	Federal Home Loan Mortgage Corp. -Government National Mortgage Association,
349	Series 23, Class KZ, 6.50%, 11/25/23	366
2,310	Series 24, Class J, 6.25%, 11/25/23	2,385
393	Series 31, Class Z, 8.00%, 04/25/24	434
	Federal Home Loan Mortgage Corp. REMICS,
69	Series 11, Class D, 9.50%, 07/15/19	73
32	Series 38, Class D, 9.50%, 05/15/20	35
16	Series 81, Class A, 8.13%, 11/15/20	17
44	Series 84, Class F, 9.20%, 10/15/20	47
24	Series 109, Class I, 9.10%, 01/15/21	25
7	Series 198, Class Z, 8.50%, 09/15/22	8
267	Series 201, Class Z, 8.00%, 02/15/23	267
85	Series 1254, Class N, 8.00%, 04/15/22	85
285	Series 1316, Class Z, 8.00%, 06/15/22	300
86	Series 1343, Class LB, 7.50%, 08/15/22	86
175	Series 1456, Class Z, 7.50%, 01/15/23	178
32	Series 1538, Class J, 6.50%, 06/15/08	32
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,055
54	Series 1556, Class H, 6.50%, 08/15/13	56
8	Series 1561, Class J, 6.50%, 08/15/08	8
420	Series 1577, Class PV, 6.50%, 09/15/23	444
174	Series 1595, Class D, 7.00%, 10/15/13	181
110	Series 1611, Class JC, IF, 10.00%, 08/15/23	115
2,521	Series 1628, Class LZ, 6.50%, 12/15/23	2,640
126	Series 1630, Class PJ, 6.00%, 05/15/23	126
1,000	Series 1630, Class PK, 6.00%, 11/15/23	1,038
72	Series 1667, Class B, 6.00%, 01/15/09	72
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	20
83	Series 1796, Class B, 6.50%, 12/15/08	83
242	Series 2022, Class PE, 6.50%, 01/15/28	252
1,645	Series 2036, Class PG, 6.50%, 01/15/28	1,716
1,187	Series 2055, Class OE, 6.50%, 05/15/13	1,226
227	Series 2089, Class PJ, IO, 7.00%, 10/15/28	57
6,205	Series 2091, Class PG, 6.00%, 11/15/28	6,413
291	Series 2123, Class PE, 6.00%, 12/15/27	292
44	Series 2132, Class PD, 6.00%, 11/15/27	44
608	Series 2201, Class C, 8.00%, 11/15/29	642
172	Series 2261, Class ZY, 7.50%, 10/15/30	176
2,177	Series 2293, Class ZA, 6.00%, 03/15/31	2,253
357	Series 2297, Class NB, 6.00%, 03/15/16	369
352	Series 2310, Class Z, 6.00%, 04/15/31	364
128	Series 2313, Class LA, 6.50%, 05/15/31	134
3,098	Series 2330, Class PE, 6.50%, 06/15/31	3,236
1,138	Series 2344, Class QG, 6.00%, 08/15/16	1,179
1,215	Series 2345, Class PQ, 6.50%, 08/15/16	1,271
1,005	Series 2368, Class TG, 6.00%, 10/15/16	1,040
2,014	Series 2394, Class MC, 6.00%, 12/15/16	2,087
754	Series 2399, Class PG, 6.00%, 01/15/17	783
300	Series 2410, Class QB, 6.25%, 02/15/32	313
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,048
1,850	Series 2466, Class DH, 6.50%, 06/15/32	1,931
2,000	Series 2543, Class YX, 6.00%, 12/15/32	2,042
794	Series 2557, Class WJ, 5.00%, 07/15/14	800
584	Series 2564, Class BM, 4.50%, 02/15/33	530
341	Series 2602, Class BX, 3.50%, 12/15/22	323
1,515	Series 2613, Class H, 4.50%, 05/15/18	1,451
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,940
1,277	Series 2630, Class KX, 4.05%, 06/15/18	1,177
6,236	Series 2636, Class Z, 4.50%, 06/15/18	6,018
8,176	Series 2641, Class SK, IF, IO, 4.68%, 01/15/18	756
938	Series 2656, Class AC, 6.00%, 08/15/33	960
1,048	Series 2668, Class SB, IF, 4.96%, 10/15/15	998
2,909	Series 2686, Class GB, 5.00%, 05/15/20	2,945
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,683
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,891
487	Series 2755, Class SA, IF, 9.17%, 05/15/30	482
1,730	Series 2756, Class NA, 5.00%, 02/15/24	1,722
942	Series 2761, Class SM, IF, 9.17%, 01/15/33	833

3,000	Series 2762, Class LD, 5.00%, 10/15/27	3,043
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,930
2,000	Series 2764, Class UC, 5.00%, 05/15/27	2,028
1,142	Series 2776, Class SK, IF, 5.30%, 04/15/34	752
302	Series 2811, Class PO, PO, 06/15/34	194
451	Series 2827, Class SQ, IF, 7.50%, 01/15/19	449
4,703	Series 2888, Class IN, IO, 5.00%, 10/15/18	542
599	Series 2958, Class KB, 5.50%, 04/15/35	604
1,371	Series 3005, Class PV, IF, 8.78%, 10/15/33	1,409
691	Series 3031, Class BN, IF, 11.88%, 08/15/35	571
982	Series 3059, Class B, 5.00%, 02/15/35	920
1,000	Series 3064, Class OG, 5.50%, 06/15/34	1,003
1,610	Series 3117, Class EO, PO, 02/15/36	1,265
3,002	Series 3134, Class PO, PO, 03/15/36	2,283
869	Series 3138, Class PO, PO, 04/15/36	657
1,731	Series 3152, Class MO, PO, 03/15/36	1,319
990	Series 3205, Class PA, 6.00%, 04/15/27	1,015
12,432	Series 3305, Class IW, IF, IO, 3.94%, 04/15/37	844
959	Series 3331, Class PO, PO, 06/15/37	742
279	Series 3436, Class GO, PO, 05/15/37	193
400	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T - 54, Class 2A, 6.50%, 02/25/43	412
1,287	Federal National Mortgage Association Interest STRIPS, Series 266, Class 2, IO, 7.50%, 08/01/24	323
	Federal National Mortgage Association REMICS,
25	Series 1988 - 13, Class C, 9.30%, 05/25/18	27
254	Series 1989 - 72, Class E, 9.35%, 10/25/19	282
9	Series 1989 - 98, Class H, 11.50%, 12/25/19	10
15	Series 1990 - 1, Class D, 8.80%, 01/25/20	17
22	Series 1990 - 110, Class H, 8.75%, 09/25/20	24
14	Series 1990 - 117, Class E, 8.95%, 10/25/20	15
146	Series 1991 - 141, Class PZ, 8.00%, 10/25/21	158
68	Series 1992 - 31, Class M, 7.75%, 03/25/22	74
78	Series 1992 - 79, Class Z, 9.00%, 06/25/22	86
68	Series 1992 - 101, Class J, 7.50%, 06/25/22	69
769	Series 1992 - 188, Class PZ, 7.50%, 10/25/22	829
62	Series 1993 - 23, Class PZ, 7.50%, 03/25/23	66
506	Series 1993 - 56, Class PZ, 7.00%, 05/25/23	536
311	Series 1993 - 60, Class Z, 7.00%, 05/25/23	329
596	Series 1993 - 79, Class PL, 7.00%, 06/25/23	631
934	Series 1993 - 141, Class Z, 7.00%, 08/25/23	963
485	Series 1993 - 149, Class M, 7.00%, 08/25/23	513
259	Series 1993 - 160, Class AJ, 6.50%, 04/25/23	262
1,858	Series 1993 - 160, Class ZA, 6.50%, 09/25/23	1,956
163	Series 1993 - 165, Class SA, IF, 13.63%, 09/25/23	179
52	Series 1993 - 175, Class PG, 6.50%, 09/25/08	52
17	Series 1993 - 205, Class H, PO, 09/25/23	14
120	Series 1993 - 255, Class E, 7.10%, 12/25/23	129
380	Series 1993 - 257, Class C, PO, 06/25/23	347
712	Series 1994 - 1, Class L, 6.50%, 01/25/14	736
4,458	Series 1994 - 23, Class PX, 6.00%, 08/25/23	4,611
297	Series 1994 - 28, Class K, 6.50%, 08/25/23	298
10	Series 1994 - 32, Class Z, 6.50%, 03/25/09	10
235	Series 1994 - 65, Class PK, PO, 04/25/24	195
368	Series 1995 - 4, Class Z, 7.50%, 10/25/22	406
10	Series 1995 - 19, Class K, 6.50%, 09/25/08	10
649	Series 1995 - 19, Class Z, 6.50%, 11/25/23	699
206	Series 1996 - 59, Class K, 6.50%, 07/25/23	212
248	Series 1997 - 11, Class E, 7.00%, 03/18/27	262
97	Series 1997 - 27, Class J, 7.50%, 04/18/27	101
2,362	Series 1997 - 37, Class SM, IF, IO, 5.59%, 12/25/22	277
500	Series 1997 - 42, Class EG, 8.00%, 07/18/27	564
1,671	Series 1997 - 63, Class ZA, 6.50%, 09/18/27	1,758
2,306	Series 1999 - 47, Class JZ, 8.00%, 09/18/29	2,485
675	Series 2000 - 8, Class Z, 7.50%, 02/20/30	720
1,299	Series 2001 - 4, Class PC, 7.00%, 03/25/21	1,379
779	Series 2001 - 5, Class OW, 6.00%, 03/25/16	801
1,558	Series 2001 - 36, Class ST, IF, IO, 6.11%, 11/25/30	229
1,000	Series 2002 - 11, Class QG, 5.50%, 03/25/17	1,018
5,000	Series 2002 - 18, Class PC, 5.50%, 04/25/17	5,104
1,000	Series 2002 - 55, Class QE, 5.50%, 09/25/17	1,016
457	Series 2002 - 61, Class PE, 5.50%, 05/25/16	461
1,433	Series 2002 - 63, Class KC, 5.00%, 10/25/17	1,447
2,000	Series 2002 - 74, Class PD, 5.00%, 11/25/15	2,020
2,500	Series 2003 - 8, Class QD, 5.00%, 09/25/16	2,529
2,000	Series 2003 - 47, Class PE, 5.75%, 06/25/33	1,981
481	Series 2003 - 60, Class DA, 4.25%, 06/25/21	477
727	Series 2003 - 64, Class KS, IF, 6.01%, 07/25/18	690
2,256	Series 2003 - 73, Class GA, 3.50%, 05/25/31	2,168
2,000	Series 2003 - 83, Class PG, 5.00%, 06/25/23	1,996
109	Series 2003 - 91, Class SD, IF, 8.51%, 09/25/33	101
2,000	Series 2003 - 106, Class WE, 4.50%, 11/25/22	1,938
1,000	Series 2003 - 128, Class KE, 4.50%, 01/25/14	1,001
9,247	Series 2003 - 128, Class NG, 4.00%, 01/25/19	8,607
1,000	Series 2004 - 8, Class GD, 4.50%, 10/25/32	969
1,000	Series 2004 - 21, Class AE, 4.00%, 04/25/19	924
224	Series 2004 - 22, Class A, 4.00%, 04/25/19	211
191	Series 2004 - 29, Class WS, IF, 5.82%, 02/25/19	173
1,000	Series 2004 - 53, Class NC, 5.50%, 07/25/24	1,021
1,000	Series 2004 - 101, Class PD, 5.00%, 06/25/30	1,000
2,080	Series 2005 - 48, Class OM, 5.00%, 03/25/30	2,100
2,275	Series 2005 - 59, Class PC, 5.50%, 03/25/31	2,293
6,800	Series 2005 - 68, Class BC, 5.25%, 06/25/35	6,677
3,932	Series 2005 - 68, Class JK, 5.25%, 05/25/35	3,973
2,410	Series 2005 - 84, Class XM, 5.75%, 10/25/35	2,471
5,000	Series 2005 - 110, Class GJ, 5.50%, 11/25/30	5,090
1,000	Series 2005 - 116, Class PB, 6.00%, 04/25/34	1,038
934	Series 2006 - 22, Class AO, PO, 04/25/36	714
3,912	Series 2006 - 46, Class LI, IO, 6.00%, 02/25/34	635
1,980	Series 2006 - 59, Class QO, PO, 01/25/33	1,565
2,500	Series 2006 - 77, Class PC, 6.50%, 08/25/36	2,654
1,951	Series 2006 - 110, Class PO, PO, 11/25/36	1,474
9,379	Series 2007 - 22, Class SC, IF, IO, 3.69%, 03/25/37	599
1,600	Series 2007 - 79, Class PC, 5.00%, 01/25/32	1,573
56	Series G - 29, Class O, 8.50%, 09/25/21	59
308	Series G92 - 15, Class Z, 7.00%, 01/25/22	316
37	Series G92 - 30, Class Z, 7.00%, 06/25/22	39
77	Series G92 - 62, Class B, PO, 10/25/22	65
571	Federal National Mortgage Association Whole Loan, Series 2004 - W2, Class 2A2, 7.00%, 02/25/44	610
	Government National Mortgage Association,
287	Series 1997 - 7, Class ZA, 9.00%, 05/16/27	318

337	Series 1997 - 8, Class PN, 7.50%, 05/16/27	356
81	Series 1999 - 43, Class TA, IF, 9.35%, 11/16/29	88
809	Series 1999 - 44, Class ZG, 8.00%, 12/20/29	859
1,477	Series 2000 - 1, Class PK, 8.00%, 01/16/30	1,569
482	Series 2000 - 9, Class Z, 8.00%, 06/20/30	518
393	Series 2000 - 26, Class Z, 7.75%, 09/20/30	392
2,762	Series 2002 - 4, Class TD, 7.00%, 01/20/32	2,930
2,093	Series 2002 - 45, Class QE, 6.50%, 06/20/32	2,185
117	Series 2002 - 47, Class HM, 6.00%, 07/16/32	120
3,370	Series 2003 - 4, Class TI, IO, 5.50%, 05/16/31	383
564	Series 2003 - 116, Class JO, PO, 12/20/33	358
14,272	Series 2004 - 59, Class SG, IF, IO, 4.02%, 07/20/34	1,233
14,800	Series 2004 - 68, Class SA, IF, IO, 4.32%, 05/20/31	958
99	Series 2004 - 73, Class AE, IF, 9.70%, 08/17/34	97
10,036	Series 2004 - 105, Class SN, IF, IO, 3.62%, 12/20/34	670
977	Series 2005 - 56, Class IC, IO, 5.50%, 07/20/35	233
998	Series 2007 - 17, Class JO, PO, 04/16/37	762
1,295	Series 2008 - 43, Class NA, 5.50%, 11/20/37	1,310
	Vendee Mortgage Trust,
1,632	Series 1996 - 2, Class 1Z, 6.75%, 06/15/26	1,732
4,352	Series 1998 - 1, Class 2E, 7.00%, 03/15/28	4,592
364	Series 1999 - 1, Class 2Z, 6.50%, 01/15/29	383

		206,663

	Non-Agency — 11.4%
409	ABN Amro Mortgage Corp., Series 2003 - 7, Class A3, 4.50%, 07/25/18	389
3,000	Adjustable Rate Mortgage Trust, Series 2005 - 2, Class 6M1, FRN, 2.78%, 06/25/35 (i)	2,111
4,943	American Home Mortgage Investment Trust, Series 2005 - 3, Class 2A4, FRN, 4.85%, 09/25/35	4,058
	Banc of America Funding Corp.,
1,500	Series 2005 - 5, Class 3A5, 5.50%, 08/25/35	1,281
872	Series 2005 - 7, Class 30PO, PO, 11/25/35	505
3,027	Series 2005 - E, Class 4A1, FRN, 4.11%, 03/20/35	2,968
	Banc of America Mortgage Securities, Inc.,
1,159	Series 2003 - 7, Class A2, 4.75%, 09/25/18	1,122
1,088	Series 2004 - 2, Class 2A4, 5.50%, 03/25/34	997
6,082	Series 2004 - 3, Class 2A1, 5.50%, 04/25/34	5,804
1,000	Series 2004 - 7, Class 2A2, 5.75%, 08/25/34	959
567	Series 2004 - 8, Class XPO, PO, 10/25/34	327
126	Series 2004 - 11, Class 15PO, PO, 01/25/20	90
400	Series 2005 - 1, Class 15PO, PO, 02/25/20	244
504	Series 2005 - 1, Class 1A17, 5.50%, 02/25/35	441
551	Series 2005 - 10, Class 15PO, PO, 11/25/20	333
752	Series 2005 - 11, Class 15PO, PO, 12/25/20	471
1,144	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003 - 7, Class 3A, VAR, 4.95%, 10/25/33 (y) (i)	1,108
18	Bear Stearns Mortgage Securities, Inc., Series 1997 - 6, Class 1A, VAR, 6.68%, 03/25/31 (y)	17
2,198	Cendant Mortgage Corp., Series 2003 - 8, Class 1A8, 5.25%, 10/25/33	2,121
2,015	Citicorp Mortgage Securities, Inc., Series 2004 - 1, Class 3A1, 4.75%, 01/25/34	1,952
247	Citigroup Mortgage Loan Trust, Inc., Series 2003 - UST1, Class PO3, PO, 12/25/18	192
	Countrywide Alternative Loan Trust,
967	Series 2003 - J3, Class 2A1, 6.25%, 12/25/33 (i)	897
3,913	Series 2004 - 16CB, Class 2A2, 5.00%, 08/25/19	3,759
500	Series 2004 - 18CB, Class 2A4, 5.70%, 09/25/34	447
2,338	Series 2004 - 22CB, Class 1A1, 6.00%, 10/25/34	2,229
1,248	Series 2005 - 5R, Class A1, 5.25%, 12/25/18	1,203
800	Series 2005 - 23CB, Class A2, 5.50%, 07/25/35	524
5,000	Series 2005 - 54CB, Class 1A11, 5.50%, 11/25/35	4,356
2,000	Series 2005 - 86CB, Class A11, 5.50%, 02/25/36	1,580
65	Series 2005 - J1, Class 4A1, 6.00%, 08/25/17	61
579	Series 2005 - J6, Class 2A1, 5.50%, 07/25/25	561
100	Series 2005 - J7, Class 1A9, 5.50%, 07/25/35	78
	Countrywide Home Loan Mortgage Pass-Through Trust,
937	Series 2002 - 32, Class 1A18, 6.00%, 01/25/33	937
274	Series 2002 - 35, Class 2A10, 6.00%, 02/25/33	279
275	Series 2002 - 39, Class A17, 5.00%, 02/25/33	273
310	Series 2003 - J7, Class 2A13, 5.00%, 08/25/33	271
1,455	Series 2004 - 3, Class A25, 5.75%, 04/25/34	1,393
139	Series 2005 - 13, Class A1, 5.50%, 06/25/35	138
3,322	Series 2005 - 22, Class 2A1, FRN, 5.25%, 11/25/35	3,037
	CS First Boston Mortgage Securities Corp.,
1,000	Series 2005 - 1, Class 1A16, 5.50%, 02/25/35	911
500	Series 2005 - 10, Class 10A4, 6.00%, 11/25/35	392
881	Series 2005 - 10, Class 6A13, 5.50%, 11/25/35	701
262	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005 - 3, Class 4APO, PO, 06/25/35	149
2,915	Federal Express Corp. 1996 Pass Through Trust, 7.85%, 01/30/15	2,944
1,009	First Horizon Alternative Mortgage Securities, Series 2004 - AA3, Class A1, FRN, 5.30%, 09/25/34	929
1,137	First Horizon Asset Securities, Inc., Series 2004 - AR7, Class 2A1, FRN, 4.92%, 02/25/35	1,114
	GSR Mortgage Loan Trust,
1,200	Series 2004 - 6F, Class 3A4, 6.50%, 05/25/34	1,163
1,000	Series 2007 - 2F, Class 2A7, 5.75%, 02/25/37	889
1,394	Impac CMB Trust, Series 2004 - 10, Class 3A2, FRN, 2.79%, 03/25/35	1,111
47	Impac Secured Assets CMN Owner Trust, Series 2003 - 2, Class A1, 5.50%, 08/25/33	42
1,888	JP Morgan Mortgage Trust, Series 2004 - S2, Class 4A5, 6.00%, 11/25/34	1,664
909	MASTR Adjustable Rate Mortgages Trust, Series 2004 - 13, Class 2A1, FRN, 3.82%, 04/21/34	907
	MASTR Alternative Loans Trust,
460	Series 2003 - 8, Class 3A1, 5.50%, 12/25/33	419
92	Series 2004 - 6, Class 6A1, 6.50%, 07/25/34	86
296	Series 2004 - 7, Class 30PO, PO, 08/25/34	174
124	Series 2004 - 7, Class 3A1, 6.50%, 08/25/34	115
1,597	Series 2004 - 8, Class 6A1, 5.50%, 09/25/19	1,505
3,318	Series 2004 - 10, Class 1A1, 4.50%, 09/25/19	3,075
692	Series 2004 - 11, Class 8A3, 5.50%, 11/25/19	658
130	Series 2005 - 1, Class 5A1, 5.50%, 01/25/20	119
	MASTR Asset Securitization Trust,
1,073	Series 2003 - 4, Class 2A2, 5.00%, 05/25/18	1,069
254	Series 2003 - 6, Class 8A1, 5.50%, 07/25/33	241
1,231	Series 2003 - 10, Class 3A1, 5.50%, 11/25/33	1,185
1,066	Series 2003 - 11, Class 3A1, 4.50%, 12/25/18	1,014
316	Series 2004 - 6, Class 15, PO, 05/25/19	237
627	Series 2004 - 8, Class PO, PO, 08/25/19	434
804	Series 2004 - 10, Class 1A1, 4.50%, 10/25/19	777
756	MASTR Resecuritization Trust, Series 2005 - PO, Class 3PO, PO, 05/28/35 (e)	486
3,702	Merrill Lynch Mortgage Investors, Inc., Series 2005 - A6, Class 2A2, FRN, 2.67%, 08/25/35 (i)	3,257
702	MortgageIT Trust, Series 2005 - 1, Class 1A1, FRN, 2.71%, 02/25/35	655
	Nomura Asset Acceptance Corp.,
535	Series 2004 - R2, Class A1, VAR, 6.50%, 10/25/34 (e)	540
2,033	Series 2005 - AR1, Class 1A1, VAR, 5.09%, 02/25/35 (i)	1,708

	Paine Webber CMO Trust,
21	Series H, Class 4, 8.75%, 04/01/18	23
1	Series J, Class 3, 8.80%, 05/01/18	1
20	Series L, Class 4, 8.95%, 07/01/18	21
	Residential Accredit Loans, Inc.,
1,945	Series 2003 - QS14, Class A1, 5.00%, 07/25/18	1,847
1,550	Series 2004 - QS8, Class A2, 5.00%, 06/25/34	1,486
1,041	Series 2005 - QA7, Class A21, VAR, 4.82%, 07/25/35	890
4,000	Series 2005 - QS5, Class A4, 5.75%, 04/25/35	2,618
	Residential Funding Mortgage Securities I,
1,241	Series 2003 - S07, Class A17, 4.00%, 05/25/33	1,134
2,096	Series 2004 - S4, Class 2A7, 4.50%, 04/25/19	2,011
910	Series 2005 - SA4, Class 1A1, VAR, 4.96%, 09/25/35	879
3,470	Series 2006 - S1, Class 1A8, 5.75%, 01/25/36	2,587
846	Residential Funding Securities LLC, Series 2003 - RM2, Class AII, 5.00%, 05/25/18	815
1,025	Structured Adjustable Rate Mortgage Loan Trust, Series 2004 - 14, Class 1A, VAR, 6.07%, 10/25/34	967
	Structured Asset Securities Corp.,
703	Series 2003 - 21, Class 1A3, 5.50%, 07/25/33	619
1,462	Series 2003 - 31A, Class B1, VAR, 4.82%, 10/25/33 (i)	1,256
	WaMu Mortgage Pass-Through Certificates,
1,557	Series 2002 - S4, Class A4, 6.50%, 10/19/29	1,564
1,144	Series 2002 - S8, Class 2A7, 5.25%, 01/25/18	1,120
538	Series 2004 - AR3, Class A1, VAR, 3.92%, 06/25/34	532
1,221	Series 2004 - AR3, Class A2, VAR, 4.24%, 06/25/34	1,182
1,900	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005 - 4, Class CB7, 5.50%, 06/25/35	1,558
	Wells Fargo Mortgage Backed Securities Trust,
708	Series 2003 - 8, Class A9, 4.50%, 08/25/18	682
411	Series 2003 - 10, Class A1, 4.50%, 09/25/18	391
500	Series 2003 - 11, Class 1A4, 4.75%, 10/25/18	485
407	Series 2003 - 17, Class 2A9, PO, 01/25/34	188
1,024	Series 2003 - 18, Class A1, 5.50%, 12/25/33	996
320	Series 2004 - DD, Class 2A8, FRN, 4.49%, 01/25/35	225
1,641	Series 2004 - EE, Class 3A1, FRN, 4.01%, 12/25/34	1,618
1,082	Series 2004 - P, Class 2A1, FRN, 4.23%, 09/25/34	1,048
275	Series 2004 - Q, Class 1A3, FRN, 4.89%, 09/25/34	237
1,731	Series 2004 - Q, Class 2A2, FRN, 4.87%, 09/25/34	1,497
2,475	Series 2004 - S, Class A5, FRN, 3.54%, 09/25/34	2,459
2,175	Series 2005 - 9, Class 2A10, 5.25%, 10/25/35	1,675
1,311	Series 2006 - AR11, Class A4, VAR, 5.52%, 08/25/36	1,287

		116,081

	Total Collateralized Mortgage Obligations (Cost $326,575)	322,744

	Commercial Mortgage-Backed Securities — 2.5%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005 - 6, Class ASB, VAR, 5.18%, 09/10/47	1,949
	Bear Stearns Commercial Mortgage Securities,
55	Series 2000 - WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	55
1,000	Series 2004 - T14, Class A3, 4.80%, 01/12/41 (y)	999
640	Series 2005 - PWR7, Class A3, VAR, 5.12%, 02/11/41 (y)	624
2,570	Series 2006 - PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	2,546
949	CS First Boston Mortgage Securities Corp., Series 1998 - C2, Class A2, 6.30%, 11/15/30	954
	DLJ Commercial Mortgage Corp.,
4,148	Series 1999 - CG2, Class A1B, VAR, 7.30%, 06/10/32	4,236
1,907	Series 2000 - CF1, Class A1B, 7.62%, 06/10/33	1,990
1,325	First Union National Bank Commercial Mortgage, Series 2001 - C2, Class A2, 6.66%, 01/12/43	1,379
580	LB-UBS Commercial Mortgage Trust, Series 2008 - C1, Class A2, VAR, 6.15%, 04/15/41	584
1,750	Merrill Lynch Mortgage Trust, Series 2005 - LC1, Class A4, VAR, 5.29%, 01/12/44	1,718
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006 - 1, Class A4, VAR, 5.42%, 02/12/39	1,729
1,769	Morgan Stanley Capital I, Series 2006 - T23, Class A1, 5.68%, 08/12/41	1,796
3,250	TIAA Seasoned Commercial Mortgage Trust, Series 2007 - C4, Class A3, VAR, 6.10%, 08/15/39	3,265
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2004 - C15, Class A2, 4.04%, 10/15/41	1,980

	Total Commercial Mortgage- Backed Securities (Cost $26,205)	25,804

	Corporate Bonds — 37.9%
	Aerospace & Defense — 0.7%
1,000	Esterline Technologies Corp., 6.63%, 03/01/17	1,010
1,250	Honeywell International, Inc., 5.30%, 03/01/18	1,233
1,500	L-3 Communications Corp., 6.38%, 10/15/15	1,445
1,000	McDonnell Douglas Corp., 9.75%, 04/01/12	1,167
750	Moog, Inc., 6.25%, 01/15/15	724
918	Systems 2001 AT LLC, (Cayman Islands), 7.16%, 12/15/11 (e)	949
1,150	United Technologies Corp., 6.13%, 07/15/38	1,126

		7,654

	Air Freight & Logistics — 0.2%
1,000	Federal Express Corp., 9.65%, 06/15/12	1,151
925	United Parcel Service, Inc., 5.50%, 01/15/18	937

		2,088

	Airlines — 0.4%
	American Airlines, Inc.,
500	6.82%, 05/23/11 (i)	457
934	10.18%, 01/02/13 (i)	766
	Continental Airlines, Inc.,
378	7.88%, 07/02/18	302
251	9.56%, 09/01/19 (i)	225
434	9.80%, 04/01/21	382
	Delta Air Lines, Inc.,
225	7.11%, 09/18/11	213
97	8.02%, 08/10/22	84
98	8.95%, 08/10/14 (c) (i)	85
610	10.00%, 12/05/14 (e) (d)	244
1,521	United Airlines, Inc., 7.34%, 07/02/19 (e)	1,194

		3,952

	Auto Components — 0.1%
	American Tire Distributors, Inc.,
500	10.75%, 04/01/13	475
500	FRN, 8.95%, 04/01/12	460
1,000	Delphi Corp., 7.13%, 05/01/29 (c) (d)	410

		1,345

	Automobiles — 0.2%
2,000	Daimler Finance North America LLC, 7.30%, 01/15/12	2,121
500	Ford Motor Co., 9.22%, 09/15/21	396

		2,517

	Beverages — 0.3%
	Anheuser-Busch Cos, Inc.,
325	5.50%, 01/15/18	314
550	5.75%, 04/01/36	503
	Coca-Cola Enterprises, Inc.,
400	6.95%, 11/15/26	432
458	8.50%, 02/01/12	514
	Constellation Brands, Inc.,
1,500	7.25%, 05/15/17 (c)	1,481
300	8.38%, 12/15/14	314

		3,558

	Building Products — 0.2%
1,500	Associated Materials, Inc., SUB, 0.00%, 03/01/14 (c)	1,024
805	Gibraltar Industries, Inc., 8.00%, 12/01/15	676

		1,700

	Capital Markets — 3.5%
	Bear Stearns Cos., Inc. (The),
1,000	3.25%, 03/25/09 (y)	986
2,000	4.50%, 10/28/10 (y)	1,973
940	6.40%, 10/02/17 (y)	944
370	7.25%, 02/01/18 (y)	394
1,610	Credit Suisse, (Switzerland), 5.00%, 05/15/13	1,581
	Credit Suisse USA, Inc.,
500	5.50%, 08/15/13	500
1,690	6.13%, 11/15/11	1,740
1,000	FMR LLC, 4.75%, 03/01/13 (e)	980

	Goldman Sachs Group, Inc. (The),
650	5.15%, 01/15/14	631
780	5.25%, 10/15/13	765
450	5.75%, 10/01/16	441
2,070	5.95%, 01/18/18	2,026
2,000	6.60%, 01/15/12	2,078
530	6.75%, 10/01/37	497
1,500	6.88%, 01/15/11	1,574
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/09	231
1,000	5.75%, 05/17/13	962
950	6.50%, 07/19/17	882
750	6.88%, 07/17/37	648
295	8.50%, 08/01/15	313
	Merrill Lynch & Co., Inc.,
2,750	3.13%, 07/15/08	2,746
1,900	Series MTNC, 4.13%, 01/15/09	1,881
1,100	4.79%, 08/04/10	1,078
900	5.70%, 05/02/17	813
1,700	6.88%, 04/25/18	1,666
	Morgan Stanley,
1,750	4.25%, 05/15/10	1,708
1,000	5.30%, 03/01/13	974
1,000	6.60%, 04/01/12	1,021
300	6.63%, 04/01/18	295
1,850	6.75%, 04/15/11	1,892
	UBS AG, (Switzerland),
900	5.75%, 04/25/18	877
450	5.88%, 12/20/17	447

		35,544

	Chemicals — 1.3%
1,000	Air Products & Chemicals, Inc., 4.15%, 02/01/13	975
1,000	Dow Capital BV, (Netherlands), 8.50%, 06/08/10	1,071
355	Dow Chemical Co. (The), 7.38%, 11/01/29	384
2,055	EI Du Pont de Nemours & Co., 4.13%, 03/06/13	1,988
1,000	Monsanto Co., 7.38%, 08/15/12	1,096
	Mosaic Co. (The),
875	7.63%, 12/01/14 (e)	923
625	7.88%, 12/01/16 (e)	678
1,500	PolyOne Corp., 8.88%, 05/01/12	1,541
	Potash Corp. of Saskatchewan, (Canada),
450	4.88%, 03/01/13	445
960	7.75%, 05/31/11	1,039
	Praxair, Inc.,
735	4.63%, 03/30/15	712
650	5.25%, 11/15/14	651
1,000	6.38%, 04/01/12	1,058
945	Westlake Chemical Corp., 6.63%, 01/15/16 (c)	813

		13,374

	Commercial Banks — 3.5%
250	Bankers Trust Corp., 7.25%, 10/15/11	265
	Barclays Bank plc, (United Kingdom),
900	5.45%, 09/12/12	915
980	6.05%, 12/04/17 (e)	958
1,000	BB&T Corp., 6.50%, 08/01/11	1,024
1,750	Branch Banking & Trust Co., 4.88%, 01/15/13	1,703
650	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.65%, 09/07/11	645
120	CS International for City of Kiev Ukraine, 8.25%, 11/26/12 (e)	123
1,000	Fifth Third Bancorp, 5.45%, 01/15/17	907
1,000	FleetBoston Financial Corp., 7.38%, 12/01/09	1,040
400	HSBC Holdings plc, (United Kingdom), 7.35%, 11/27/32	399
2,000	Huntington National Bank (The), 8.00%, 04/01/10	2,066
700	KeyBank N.A., 5.70%, 08/15/12 (c)	684
720	Keycorp, 6.50%, 05/14/13	707
1,000	M&T Bank Corp., 6.63%, 12/04/17	981
	Marshall & Ilsley Corp.,
1,740	4.38%, 08/01/09	1,696
370	5.35%, 04/01/11	367
500	Mellon Funding Corp., 6.38%, 02/15/10	517
	National City Bank,
1,500	4.63%, 05/01/13	1,253
145	FRN, 2.93%, 01/21/10	136
200	National City Corp., 3.13%, 04/30/09	190
1,500	National Westminster Bank plc, (United Kingdom), 7.38%, 10/01/09	1,550
1,250	PNC Funding Corp., 5.25%, 11/15/15	1,162
1,170	Regions Financial Corp., 7.38%, 12/10/37	1,034
1,085	Royal Bank of Canada, 3.88%, 05/04/09	1,088
2,500	SunTrust Banks, Inc., 6.00%, 02/15/26	2,093
500	UnionBanCal Corp., 5.25%, 12/16/13	469
2,000	US Bancorp, 7.50%, 06/01/26	2,113
350	VTB Capital SA, (Russia), 6.25%, 06/30/35	337
	Wachovia Bank N.A.,
2,110	5.60%, 03/15/16	2,042
500	6.60%, 01/15/38	462
1,535	Wachovia Corp., 5.75%, 02/01/18	1,482
	Wells Fargo & Co.,
1,000	4.20%, 01/15/10	1,003
1,100	5.30%, 08/26/11 (c)	1,119
1,665	5.63%, 12/11/17	1,662
500	6.38%, 08/01/11	515
1,000	Wells Fargo Bank N.A., 6.45%, 02/01/11	1,051

		35,758

	Commercial Services & Supplies — 0.5%
	Allied Waste North America, Inc.,
800	6.88%, 06/01/17 (c)	774
1,009	7.13%, 05/15/16 (c)	991
	Corrections Corp. of America,
750	6.25%, 03/15/13	739
1,050	6.75%, 01/31/14	1,047
250	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	236
500	Mac-Gray Corp., 7.63%, 08/15/15	488
300	Pitney Bowes, Inc., 3.88%, 06/15/13	281
	Quebecor World Capital Corp., (Canada),
500	6.13%, 11/15/13 (c) (d)	248
500	8.75%, 03/15/16 (c) (d)	290

		5,094

	Communications Equipment — 0.3%
	Cisco Systems, Inc.,
328	5.25%, 02/22/11	337
2,430	5.50%, 02/22/16	2,461

		2,798

	Computers & Peripherals — 0.5%
	Hewlett-Packard Co.,
500	5.40%, 03/01/17	494
250	5.50%, 03/01/18	247
	International Business Machines Corp.,
1,000	5.39%, 01/22/09	1,012
1,300	5.70%, 09/14/17	1,322
650	7.00%, 10/30/25	706
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.80%, 10/01/16	949

		4,730

	Construction & Engineering — 0.1%
750	United Rentals North America, Inc., 6.50%, 02/15/12	692

	Consumer Finance — 1.1%
	Capital One Financial Corp.,
500	6.25%, 11/15/13	491
450	6.75%, 09/15/17	451
1,500	Ford Motor Credit Co. LLC, 7.38%, 10/28/09 (c)	1,461
1,000	GMAC LLC, 7.25%, 03/02/11	856
	HSBC Finance Corp.,
1,000	5.00%, 06/30/15	954
2,200	5.88%, 02/01/09	2,224
500	6.38%, 11/27/12	515
1,000	6.50%, 11/15/08	1,012
	International Lease Finance Corp.,
210	5.88%, 05/01/13	206
445	6.38%, 03/15/09	451
	John Deere Capital Corp.,
500	4.40%, 07/15/09	502
1,000	4.63%, 04/15/09	1,005
265	5.35%, 04/03/18	261
1,225	SLM Corp., 4.00%, 01/15/10	1,137

		11,526

	Containers & Packaging — 0.4%
750	Ball Corp., 6.88%, 12/15/12 (c)	761
800	Berry Plastics Corp., FRN, 7.57%, 02/15/15 (e) (c)	776
	Constar International, Inc.,
500	11.00%, 12/01/12	283
2,000	FRN, 6.05%, 02/15/12	1,730
250	Portola Packaging, Inc., 8.25%, 02/01/12 (c)	125

		3,675

	Distributors — 0.1%
750	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	728

	Diversified Consumer Services — 0.2%
	Service Corp. International,
500	6.75%, 04/01/15	482
400	7.00%, 06/15/17 (c)	388
1,583	Stewart Enterprises, Inc., 6.25%, 02/15/13	1,500

		2,370

	Diversified Financial Services — 4.4%
515	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	516
	Associates Corp. of North America,
500	7.95%, 02/15/10	520
2,000	8.15%, 08/01/09	2,084
	Bank of America Corp.,
1,500	6.98%, 03/07/37	1,630
1,000	7.40%, 01/15/11	1,054
500	7.80%, 09/15/16	544
2,900	7.80%, 02/15/10	3,052
	BHP Billiton Finance USA Ltd., (Australia),
570	4.80%, 04/15/13	559
760	5.00%, 12/15/10	771
575	5.40%, 03/29/17	554
280	Canadian Pacific Ltd., (Canada), 9.45%, 08/01/21	336
	Caterpillar Financial Services Corp.,
800	4.85%, 12/07/12	798
850	5.45%, 04/15/18	842
	CIT Group, Inc.,
350	5.00%, 02/13/14	285
1,000	5.00%, 02/01/15	806
1,325	6.88%, 11/01/09 (c)	1,236
785	7.63%, 11/30/12 (c)	723
	Citigroup, Inc.,
1,550	5.50%, 02/15/17	1,449
1,350	6.00%, 08/15/17	1,324
625	6.13%, 08/25/36	552
1,125	6.88%, 03/05/38	1,102
425	Conoco Funding Co., (Canada), 7.25%, 10/15/31	483
	General Electric Capital Corp.,
1,000	4.38%, 11/21/11	996
1,115	5.63%, 05/01/18	1,102
2,910	Series MTNA, 5.88%, 02/15/12	3,008
3,000	5.88%, 01/14/38	2,726
1,540	Series MTNA, 6.00%, 06/15/12	1,604
1,750	6.13%, 02/22/11	1,822
1,100	Series MTNA, 6.75%, 03/15/32	1,113
855	Genworth Global Funding Trusts, 5.20%, 10/08/10	855
2,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	1,997
1,000	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	990
260	National Gas Co of Trinidad & Tobago Ltd., (Trinidad and Tobago), 6.05%, 01/15/36	233
	National Rural Utilities Cooperative Finance Corp.,
385	4.75%, 03/01/14	377
400	7.25%, 03/01/12	427
	New York Life Global Funding,
1,000	3.88%, 01/15/09 (e)	1,003
1,680	4.65%, 05/09/13 (e)	1,658
300	Principal Life Global Funding I, 5.25%, 01/15/13 (e)	295
375	Southern Star Central Corp., 6.75%, 03/01/16	361
400	Stena AB, (Sweden), 7.50%, 11/01/13	400
	Textron Financial Corp.,
1,615	4.60%, 05/03/10	1,628
500	5.40%, 04/28/13	495

		44,310

	Diversified Telecommunication Services — 1.9%
900	AT&T Corp., 8.00%, 11/15/31	1,038
	AT&T, Inc.,
215	5.60%, 05/15/18	211
2,500	6.30%, 01/15/38	2,401
	BellSouth Corp.,
1,285	5.20%, 09/15/14	1,278
100	6.88%, 10/15/31	101
1,800	Cincinnati Bell, Inc., 7.25%, 07/15/13	1,795
1,500	Citizens Communications Co., 6.25%, 01/15/13 (c)	1,410
1,000	Deutsche Telekom International Finance BV, (Netherlands), 8.25%, 06/15/30	1,191
314	Nynex Corp., 9.55%, 05/01/10	327
250	Qwest Communications International, Inc., FRN, 6.18%, 02/15/09	247
1,000	Qwest Corp., 7.88%, 09/01/11 (c)	1,017
	Sprint Capital Corp.,
370	8.38%, 03/15/12 (c)	360
800	8.75%, 03/15/32	722
500	Telecom Italia Capital S.A., (Luxembourg), 5.25%, 11/15/13	477
1,250	TELUS Corp., (Canada), 8.00%, 06/01/11	1,349
267	United Telephone Co. of Florida, 8.38%, 01/15/25	269
400	Verizon Communications, Inc., 6.90%, 04/15/38	416
500	Verizon New York, Inc., 6.13%, 01/15/10	512
2,000	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	2,280
	Windstream Corp.,
525	8.13%, 08/01/13	537
1,250	8.63%, 08/01/16	1,292

		19,230

	Electric Utilities — 2.2%
500	Alabama Power Co., 6.13%, 05/15/38	495
	Carolina Power & Light Co.,
1,250	5.13%, 09/15/13	1,269
500	6.30%, 04/01/38	500
1,000	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	995
1,000	Consolidated Edison Co. of New York, Inc., 4.70%, 06/15/09	1,006
	Duke Energy Carolinas LLC,
1,000	4.20%, 10/01/08 (c)	1,002
1,100	6.05%, 04/15/38	1,078
1,170	Florida Power & Light Co., 5.95%, 02/01/38	1,142
425	Florida Power Corp., 4.80%, 03/01/13	425
399	FPL Energy National Wind, 6.13%, 03/25/19 (e)	401
534	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	530
870	Georgia Power Co., 5.40%, 06/01/18	862
100	Ipalco Enterprises, Inc., 7.25%, 04/01/16 (e)	100
855	Midamerican Energy Co., 5.30%, 03/15/18	835
800	Midamerican Funding LLC, 6.75%, 03/01/11	842
	Nevada Power Co.,
125	6.50%, 04/15/12	129
375	8.25%, 06/01/11	402
1,000	Pacific Gas & Electric Co., 5.63%, 11/30/17	998
	Pacificorp,
1,900	5.75%, 04/01/37	1,774
250	7.24%, 08/16/23	275
	Peco Energy Co.,
1,870	5.35%, 03/01/18	1,842
500	5.95%, 11/01/11	517
360	Potomac Electric Power Co., 6.50%, 11/15/37	356
1,400	PSEG Power LLC, 7.75%, 04/15/11	1,494
200	Public Service Co. of New Mexico, 7.95%, 05/15/18	204
1,100	Public Service Co. of Oklahoma, 6.63%, 11/15/37	1,023
750	Sierra Pacific Power Co., 6.25%, 04/15/12	765
	Southern California Edison Co.,
450	5.55%, 01/15/37	415
285	5.95%, 02/01/38	278

		21,954

	Electrical Equipment — 0.0% (g)
500	Belden, Inc., 7.00%, 03/15/17	488

	Electronic Equipment & Instruments — 0.3%
750	Arrow Electronics, Inc., 6.88%, 07/01/13	780
1,250	Flextronics International Ltd., (Singapore), 6.25%, 11/15/14 (c)	1,194
750	Sanmina-SCI Corp., FRN, 5.55%, 06/15/14 (e)	701

		2,675

	Energy Equipment & Services — 0.7%
	Bristow Group, Inc.,
500	6.13%, 06/15/13	482
1,100	7.50%, 09/15/17 (c)	1,128
451	Complete Production Services, Inc., 8.00%, 12/15/16	457
500	Key Energy Services, Inc., 8.38%, 12/01/14 (e) (c)	516
500	National Oilwell Varco, Inc., 6.13%, 08/15/15	498
1,733	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,809
500	PHI, Inc., 7.13%, 04/15/13	482
1,250	Pride International, Inc., 7.38%, 07/15/14	1,272

		6,644

	Food & Staples Retailing — 0.4%
1,000	Kroger Co. (The), 8.05%, 02/01/10	1,050
1,500	Rite Aid Corp., 7.50%, 03/01/17	1,367
	Wal-Mart Stores, Inc.,
500	5.25%, 09/01/35	433
1,000	6.20%, 04/15/38	982
260	7.55%, 02/15/30	291

		4,123

	Food Products — 0.8%
893	Eurofresh, 11.50%, 01/15/13 (e)	581
360	General Mills, Inc., 5.65%, 09/10/12	368
1,000	Grand Metropolitan Investment Corp., 7.45%, 04/15/35	1,119

1,000	Kellogg Co., 5.13%, 12/03/12	1,010
	Kraft Foods, Inc.,
800	6.13%, 02/01/18	782
575	6.88%, 02/01/38	559
1,700	Land O’ Lakes, Inc., 9.00%, 12/15/10	1,768
	Smithfield Foods, Inc.,
1,000	7.75%, 05/15/13	987
750	7.75%, 07/01/17	739

		7,913

	Gas Utilities — 0.6%
575	Atmos Energy Corp., 5.13%, 01/15/13	561
570	CenterPoint Energy Resources Corp., 6.63%, 11/01/37	527
1,000	KeySpan Gas East Corp., 7.88%, 02/01/10	1,055
850	Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	903
835	Southern California Gas Co., 4.38%, 01/15/11	836
210	Texas Eastern Transmission LP, 7.30%, 12/01/10	225
	TransCanada Pipelines Ltd.,
1,495	4.00%, 06/15/13	1,425
1,000	6.20%, 10/15/37	917

		6,449

	Health Care Equipment & Supplies — 0.3%
1,550	Baxter International, Inc., 4.63%, 03/15/15	1,479
500	Medical Services Co., FRN, 10.21%, 10/15/11	435
750	Medtronic, Inc., 4.75%, 09/15/15	715

		2,629

	Health Care Providers & Services — 0.5%
750	Community Health Systems, Inc., 8.88%, 07/15/15 (c)	774
1,000	FMC Finance III S.A., (Luxembourg), 6.88%, 07/15/17	990
350	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	364
	HCA, Inc.,
160	9.13%, 11/15/14	167
440	9.25%, 11/15/16	465
1,850	Omnicare, Inc., 6.75%, 12/15/13	1,734
500	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	530

		5,024

	Hotels, Restaurants & Leisure — 1.0%
750	Host Hotels & Resorts LP, 6.88%, 11/01/14	733
1,000	Host Marriott LP, 7.00%, 08/15/12	999
1,810	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 (e) (c)	1,674
3,775	McDonald’s Corp., 4.30%, 03/01/13	3,726
1,800	MGM Mirage, 6.88%, 04/01/16	1,543
900	Seminole Hard Rock Entertainment, Inc., FRN, 5.30%, 03/15/14 (e)	761
350	Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	338

		9,774

	Household Durables — 0.2%
	KB Home,
1,000	5.75%, 02/01/14	885
415	5.88%, 01/15/15 (c)	363
750	Meritage Homes Corp., 7.00%, 05/01/14	636

		1,884

	Household Products — 0.2%
375	Jarden Corp., 7.50%, 05/01/17 (c)	335
934	Procter & Gamble-ESOP, Series A, 9.36%, 01/01/21	1,170
500	Spectrum Brands, Inc., PIK, 11.50%, 10/02/13 (c)	445

		1,950

	Independent Power Producers & Energy Traders — 0.7%
1,591	AES Corp. (The), 8.75%, 05/15/13 (e)	1,653
750	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/08/16	754
	Edison Mission Energy,
500	7.00%, 05/15/17	489
800	7.20%, 05/15/19 (c)	780
500	7.75%, 06/15/16 (c)	512
2,013	Mirant Mid Atlantic LLC, 9.13%, 06/30/17	2,231
434	Ormat Funding Corp., 8.25%, 12/30/20	433
750	Reliant Energy, Inc., 7.88%, 06/15/17 (c)	754

		7,606

	Industrial Conglomerates — 0.2%
600	JB Poindexter & Co., Inc., 8.75%, 03/15/14 (c)	444
1,830	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.75%, 10/17/16 (e)	1,824

		2,268

	Insurance — 2.0%
419	AIG SunAmerica, Inc., 8.13%, 04/28/23	456
	American International Group, Inc.,
1,000	4.25%, 05/15/13	936
1,500	5.45%, 05/18/17	1,422
435	5.60%, 10/18/16	419
1,000	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	997
1,350	Berkshire Hathaway Finance Corp., 4.20%, 12/15/10 (c)	1,364
315	Chubb Corp., 5.75%, 05/15/18	309
1,800	Crum & Forster Holdings Corp., 7.75%, 05/01/17	1,719
1,650	Jackson National Life Global Funding, 5.38%, 05/08/13 (e)	1,629
2,550	MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	2,413
	Metropolitan Life Global Funding I,
875	5.20%, 09/18/13 (e)	859
600	5.75%, 07/25/11 (e)	622
1,350	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,342
770	Pacific Life Global Funding, 5.15%, 04/15/13 (e)	759
2,050	Principal Life Income Funding Trusts, 5.30%, 12/14/12	2,046
2,100	Protective Life Secured Trusts, 4.00%, 04/01/11	1,991
400	Torchmark Corp., 7.88%, 05/15/23	451
400	Travelers Cos, Inc. (The), 5.80%, 05/15/18	393

		20,127

	IT Services — 0.0% (g)
350	Unisys Corp., 8.00%, 10/15/12	315

	Leisure Equipment & Products — 0.1%
400	Brunswick Corp., 7.38%, 09/01/23	343
650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	598

		941

	Machinery — 0.5%
550	Eaton Corp., 5.60%, 05/15/18	540
270	Ingersoll-Rand Co., 7.20%, 06/01/25	303
500	Milacron Escrow Corp., 11.50%, 05/15/11	372
	Parker Hannifin Corp.,
175	5.50%, 05/15/18 (c)	173
440	6.25%, 05/15/38	439
185	SPX Corp., 7.63%, 12/15/14 (e)	192
500	Valmont Industries, Inc., 6.88%, 05/01/14	500
1,500	Wabtec Corp., 6.88%, 07/31/13	1,485
1,000	Wolverine Tube, Inc., 10.50%, 04/01/09 (c)	933

		4,937

	Marine — 0.1%
750	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14	711

	Media — 2.0%
2,004	Adelphia Communications Corp., 9.38%, 11/15/09 (d)	170
500	Block Communications, Inc., 8.25%, 12/15/15 (e)	480
	CBS Corp.,
700	7.70%, 07/30/10	733
750	8.63%, 08/01/12	793
500	CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.13%, 01/15/14 (c)	320
414	CCH I LLC / CCH I Capital Corp., 11.00%, 10/01/15 (c)	352
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	291
1,500	Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,643
850	Comcast Corp., 5.90%, 03/15/16	846
750	Dex Media West LLC/Dex Media Finance Co., 8.50%, 08/15/10	752
750	Dex Media, Inc., 8.00%, 11/15/13 (c)	596
	DirecTV Holdings LLC/DirecTV Financing Co.,
500	6.38%, 06/15/15 (c)	474
300	7.63%, 05/15/16 (e) (c)	299
1,000	8.38%, 03/15/13	1,033
750	Echostar DBS Corp., 7.00%, 10/01/13	726
1,000	Historic TW, Inc., 9.15%, 02/01/23	1,161
	Lamar Media Corp.,
900	6.63%, 08/15/15 (c)	848
800	News America Holdings, Inc., 7.75%, 01/20/24	852
600	News America, Inc., 6.75%, 01/09/38	626
500	RH Donnelley Corp., 8.88%, 01/15/16	343
1,000	Thomson Reuters Corp., (Canada), 4.25%, 08/15/09	993

		Time Warner Entertainment Co. LP,
	400	8.38%, 03/15/23	437
	1,000	8.88%, 10/01/12	1,101
	750	10.15%, 05/01/12	852
	1,800	Valassis Communications, Inc., 6.63%, 01/15/09 (c)	1,793
	1,750	Videotron Ltee, (Canada), 6.88%, 01/15/14	1,728

			20,242

		Metals & Mining — 0.5%
	370	Alcoa, Inc., 5.55%, 02/01/17	353
	1,086	California Steel Industries, Inc., 6.13%, 03/15/14	948
	1,500	FMG Finance Pty Ltd., (Australia), 10.63%, 09/01/16 (e)	1,740
	781	Newmont Gold Co Pass Through Trust, Series A1, 8.91%, 01/05/09	803
		Steel Dynamics, Inc.,
	1,500	6.75%, 04/01/15	1,466
	300	7.38%, 11/01/12 (e)	302

			5,612

		Multiline Retail — 0.1%
	1,000	Nordstrom, Inc., 7.00%, 01/15/38	964
	310	Target Corp., 7.00%, 01/15/38	323

			1,287

		Multi-Utilities — 0.2%
	1,000	Duke Energy Carolinas LLC, 5.63%, 11/30/12	1,031
	900	NorthWestern Corp., 5.88%, 11/01/14	880
	145	Public Service Electric & Gas Co., 5.30%, 05/01/18	142

			2,053

		Oil, Gas & Consumable Fuels — 1.5%
		Chesapeake Energy Corp.,
	250	6.88%, 01/15/16 (c)	245
	500	7.50%, 09/15/13 (c)	509
		ConocoPhillips,
	600	5.90%, 05/15/38	586
	3,000	8.75%, 05/25/10	3,280
	1,800	El Paso Corp., 6.88%, 06/15/14	1,806
		Gaz Capital S.A. for Gazprom, (Russia),
	100	7.29%, 08/16/37 (e)	97
	180	7.29%, 08/16/37	176
	1,139	Gazprom International S.A., (Russia), 7.20%, 02/01/20	1,161
	675	Holly Energy Partners LP, 6.25%, 03/01/15	619
	400	Marathon Oil Corp., 6.00%, 10/01/17	399
	1,000	OPTI Canada, Inc., 8.25%, 12/15/14	1,030
	500	Pacific Energy Partners LP/Pacific Energy Finance Corp., 7.13%, 06/15/14	503
	400	Petro-Canada, 6.80%, 05/15/38	391
	200	Plains Exploration & Production Co., 7.75%, 06/15/15	202
	250	Premcor Refining Group, Inc. (The), 7.50%, 06/15/15	260
	25	Range Resources Corp., 7.25%, 05/01/18	25
	500	Sabine Pass LNG LP, 7.25%, 11/30/13 (c)	464
	200	Southwestern Energy Co., 7.50%, 02/01/18 (e)	202
	1,000	Swift Energy Co., 7.13%, 06/01/17	948
	825	Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	827
	250	Williams Cos., Inc., 6.38%, 10/01/10 (e)	256
		Williams Partners LP/Williams Partners Finance Corp.,
	1,147	7.25%, 02/01/17	1,173
	500	7.50%, 06/15/11	525

			15,684

		Paper & Forest Products — 0.2%
	100	Abitibi-Consolidated Co. of Canada, 8.38%, 04/01/15 (c)	44
	410	Abitibi-Consolidated, Inc., (Canada), 8.85%, 08/01/30	160
	675	Cascades, Inc., (Canada), 7.25%, 02/15/13	594
		Domtar Corp.,
	500	7.13%, 08/15/15	477
	250	7.88%, 10/15/11 (c)	257
	875	Georgia-Pacific LLC, 7.13%, 01/15/17 (e)	864

			2,396

		Pharmaceuticals — 0.5%
	400	Abbott Laboratories, 6.15%, 11/30/37	399
		AstraZeneca plc, (United Kingdom),
	678	5.40%, 06/01/14	694
	504	5.40%, 09/15/12	513
	500	Elan Finance plc/Elan Finance Corp., (Ireland), FRN, 6.68%, 11/15/11	470
	920	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38	908
	1,000	Schering-Plough Corp., 6.55%, 09/15/37	975
	500	Valeant Pharmaceuticals International, 7.00%, 12/15/11	483
	555	Wyeth, 5.50%, 02/15/16	550

			4,992

		Real Estate Investment Trusts (REITs) — 0.2%
		HRPT Properties Trust,
	375	6.25%, 08/15/16	351
	300	6.65%, 01/15/18	282
		iStar Financial, Inc.,
	250	4.88%, 01/15/09	241
	250	6.00%, 12/15/10	229
		Simon Property Group LP,
	340	5.63%, 08/15/14	329
	905	6.10%, 05/01/16	893

			2,325

		Real Estate Management & Development — 0.1%
	250	ERP Operating LP, 4.75%, 06/15/09	249
	750	Forest City Enterprises, Inc., 7.63%, 06/01/15	699

			948

		Road & Rail — 0.4%
	350	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	300
	807	Burlington Northern and Santa Fe Railway Co. 2000 Pass Through Trust, Series 00-2, 7.91%, 01/15/20	886
	500	Burlington Northern Santa Fe Corp., 7.13%, 12/15/10	526
		Erac USA Finance Co.,
	250	6.38%, 10/15/17 (e)	223
	800	6.70%, 06/01/34 (e)	657
		Kansas City Southern de Mexico S.A. de C.V.,
	352	7.38%, 06/01/14	342
	350	7.63%, 12/01/13	344
	350	Union Pacific Corp., 4.88%, 01/15/15	334

			3,612

		Semiconductors & Semiconductor Equipment — 0.2%
	1,300	MagnaChip Semiconductor
		S.A./MagnaChip Semiconductor
		Finance Co., (Luxembourg),
		6.88%, 12/15/11 (c)	1,014
		NXP BV/NXP Funding LLC, (Netherlands),
	1,125	7.88%, 10/15/14	1,091
	375	FRN, 5.46%, 10/15/13 (c)	343

			2,448

		Software — 0.2%
		Oracle Corp.,
	1,000	5.25%, 01/15/16	991
	1,030	6.50%, 04/15/38	1,027

			2,018

		Specialty Retail — 0.2%
	1,000	ACE Hardware Corp., 9.13%, 06/01/16 (e) (c)	960
	500	Brown Shoe Co., Inc., 8.75%, 05/01/12	495
	775	Collective Brands, Inc., 8.25%, 08/01/13	694

			2,149

		Thrifts & Mortgage Finance — 0.5%
	700	Countrywide Home Loans, Inc., 4.00%, 03/22/11 (c)	627
	2,000	Wachovia Mortgage FSB, 4.50%, 06/15/09	2,001
		Washington Mutual, Inc.,
	2,375	4.20%, 01/15/10	2,185
	455	7.25%, 11/01/17	405

			5,218

		Tobacco — 0.1%
	750	Alliance One International, Inc., 11.00%, 05/15/12	773

		Water Utilities — 0.1%
	925	American Water Capital Corp., 6.09%, 10/15/17 (e)	911

		Wireless Telecommunication Services — 0.2%
	1,250	AT&T Wireless Services, Inc., 7.88%, 03/01/11	1,339
	250	Rural Cellular Corp., 8.25%, 03/15/12	259
	855	Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15	820

			2,418

		Total Corporate Bonds (Cost $394,581)	386,141

		Foreign Government Securities — 1.6%
EGP	1,520	Arab Republic of Egypt, 8.75%, 07/18/12 (e) (c)	279
	90	Citigroup Funding, Inc. (linked to Republic of Nigeria, VAR, 0.00%, 12/17/10), VAR, 12/17/10 (e) (i)	92

TRY	910		Credit Suisse, Nassau Branch (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11), Zero Coupon, 01/19/11	700
			Federal Republic of Brazil,
	105		6.00%, 01/17/17	111
	330		8.00%, 01/15/18	377
	97		8.25%, 01/20/34	123
	520		8.88%, 10/14/19	671
	125		12.25%, 03/06/30	217
	100		Government of Barbados, 6.63%, 12/05/35 (e)	93
			Government of Dominican
	546		Republic, 9.04%, 01/23/18 (e)	579
	680		Government of Ukraine, 6.58%, 11/21/16 (e)	662
BRL	1,825		HSBC Bank USA NA/New York NY (linked to Brazilian Real Notes, VAR, 0.00%, 01/01/17) 01/01/17 (i)	976
	100		IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	114
	200		National Development Co., (Brazil), 6.37%, 06/16/18 (e)	200
ARS	80		Notas del Banco Central de la Republica Argentina, 11.26%, 02/10/10	26
			Petroleos de Venezuela S.A.,
	570		5.38%, 04/12/27	326
	149		5.50%, 04/12/37	84
			Republic of Argentina,
ARS	2,663		VAR, 2.00%, 02/04/18	982
ARS	850		VAR, 2.00%, 09/30/14	261
	1,390		3.09%, 08/03/12	756
ARS	120		VAR, 5.83%, 12/31/33	40
	100		7.00%, 03/28/11	89
			Republic of Colombia,
	60		11.75%, 02/25/20	91
COP	305,000		12.00%, 10/22/15	184
	175		Republic of Costa Rica, 10.00%, 08/01/20	230
	315		Republic of Ecuador, 10.00%, 08/15/30	318
			Republic of El Salvador,
	179		7.65%, 06/15/35	191
	45		8.25%, 04/10/32 (e)	50
	380		Republic of Gabonese, 8.20%, 12/12/17 (e)	401
			Republic of Guatemala,
	173		8.13%, 10/06/34	202
	250		9.25%, 08/01/13	287
			Republic of Indonesia,
	498		6.75%, 03/10/14	511
	300		8.50%, 10/12/35	322
	150		Republic of Panama, 6.70%, 01/26/36	157
			Republic of Peru,
PEN	333		6.90%, 08/12/37	116
	83		8.38%, 05/03/16	100
	278		8.75%, 11/21/33	367
	288		9.88%, 02/06/15	364
			Republic of Philippines,
	175		7.75%, 01/14/31	194
	290		8.25%, 01/15/14	327
	175		Republic of Turkey, 6.88%, 03/17/36	159
			Republic of Uruguay,
	8,000		3.70%, 06/26/37	392
	170		7.63%, 03/21/36	179
			Republic of Venezuela,
	270		7.65%, 04/21/25	212
	562		9.38%, 01/13/34	494
	690		10.75%, 09/19/13	718
	350		RSHB Capital SA for OJSC Russian Agricultural Bank, 6.97%, 09/21/16	339
			Russian Federation,
	182		SUB, 7.50%, 03/31/30	207
	200		12.75%, 06/24/28	358
			United Mexican States, (Mexico),
MXN	2,000		8.00%, 12/19/13	194
MXN	2,000		10.00%, 12/05/24	225

			Total Foreign Government Securities (Cost $15,966)	15,647

			Mortgage Pass-Through Securities — 8.3%
	2,219		Federal Home Loan Mortgage Corp., ARM, 6.16%, 10/01/37	2,279
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	5,934		4.00%, 08/01/18 - 05/01/19	5,650
	1,620		6.50%, 07/01/14	1,695
	392		7.00%, 06/01/09 - 06/01/11	408
	114		7.50%, 09/01/10 - 05/01/11	118
	32		8.50%, 06/01/10	34
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	3,368		6.50%, 11/01/22 - 03/01/26	3,509
	834		7.00%, 01/01/27	879
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	686		4.00%, 09/01/33	626
	2,220		5.50%, 07/01/35	2,213
	486		6.00%, 02/01/29	497
	2,777		6.50%, 01/01/24 - 11/01/36	2,881
	1,751		7.00%, 09/01/24 - 10/01/36 (m)	1,854
	273		7.50%, 10/01/19 - 10/01/30	294
	249		8.00%, 08/01/27 - 03/01/30	271
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	582		7.00%, 12/01/14 - 03/01/16	599
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	10		7.50%, 02/01/17 - 06/01/17	10
	7		8.00%, 08/01/09 - 02/01/10	7
	—	(h)	9.25%, 05/01/12	—	(h)
	1		10.25%, 06/01/09	1
	24		12.00%, 08/01/15 - 07/01/19	27
	—	(h)	12.50%, 01/01/14	—	(h)
	1		13.00%, 06/01/14	1
	—	(h)	13.50%, 01/01/11	—	(h)
	—	(h)	14.50%, 12/01/10 - 03/01/11	1
	—	(h)	14.75%, 03/01/10	—	(h)
	1		15.00%, 03/01/11	1
			Federal National Mortgage Association,
	699		ARM, 4.12%, 01/01/34	696
	963		ARM, 4.27%, 05/01/35	962
	2,216		ARM, 5.81%, 04/01/37	2,267
	500		ARM, 5.90%, 06/01/37	512
	2,013		ARM, 6.16%, 07/01/37	2,067
	27		ARM, 6.75%, 10/01/33	27
			Federal National Mortgage Association, 15 Year, Single Family,
	11,006		3.50%, 09/01/18 - 07/01/19	10,274
	8,288		4.00%, 07/01/18 - 12/01/18	7,906
	833		4.50%, 07/01/18	819
	4,511		5.00%, 05/01/18 - 11/01/18	4,518
	919		5.50%, 08/01/17	935
	2,455		6.00%, 01/01/14 - 09/01/19	2,528
	287		6.50%, 05/01/13	298
	—	(h)	7.00%, 03/01/15	—	(h)
	71		7.50%, 02/01/12	72
	152		8.00%, 01/01/16	159
	240		8.50%, 11/01/11	247
	1,939		Federal National Mortgage Association, 20 Year, Single Family, 6.50%, 11/01/18	2,020
			Federal National Mortgage Association, 30 Year, Single Family,
	3,114		5.50%, 12/01/28 - 01/01/34	3,109
	3,791		5.50%, 03/01/34 - 08/01/34	3,776
	1,063		6.00%, 09/01/33 - 01/01/34	1,083
	1,373		6.50%, 04/01/28 - 08/01/29	1,430
	11		7.00%, 03/01/28	12
	173		7.50%, 09/01/25 - 03/01/27	187
	136		8.50%, 12/01/25	148
	9		9.00%, 01/01/19 - 04/01/25	9
	57		12.50%, 01/01/16	63
	1,927		Federal National Mortgage Association, 7 Year, Balloon, 3.50%, 09/01/10	1,921
			Federal National Mortgage Association, Other,
	5,600		4.00%, 09/01/13 (m)	5,516
	435		5.00%, 08/01/33	422
	1,542		6.50%, 04/01/36 - 07/01/36	1,593
	2,875		Federal National Mortgage Association, Other, Single Family, 5.00%, 12/01/32	2,780
			Government National Mortgage Association II, 30 Year, Single Family,
	31		6.50%, 02/20/29	32
	175		7.50%, 08/20/25 - 07/20/27	187
	21		8.00%, 08/20/26 - 09/20/26	23
	189		8.00%, 02/20/27 - 08/20/28	206
			Government National Mortgage Association, 30 Year, Single Family,
	808		6.50%, 02/15/28 - 10/15/29	839
	277		7.00%, 01/15/23 - 02/15/28	297
	241		7.25%, 07/15/21 - 01/15/28	257
	172		7.50%, 10/15/22 - 09/15/29	185
	11		7.75%, 02/15/27	12
	11		8.50%, 11/15/25	12
	241		9.00%, 04/15/16 - 01/15/25	264
	5		10.00%, 11/15/20	6
	4		13.00%, 01/15/15	4

			Total Mortgage Pass-Through Securities (Cost $84,499)	84,535

		Municipal Bond — 0.2%
1,960		State of Illinois, Taxable Pension, 5.10%, 06/01/33 (Cost $1,960)	1,834

		Supranational — 0.1%
600		Corp. Andina de Fomento, (Supranational), 5.20%, 05/21/13 (Cost $599)	592

		U.S. Government Agency Securities — 0.3%
8		Federal Housing Authority, 7.43%, 08/01/20	8
2,000		Federal National Mortgage Association, 8.20%, 03/10/16	2,478
508		New Valley Generation II, 5.57%, 05/01/20	530

		Total U.S. Government Agency Securities (Cost $2,438)	3,016

		U.S. Treasury Obligations — 9.1%
		U.S. Treasury Bonds,
6,500		2.13%, 04/30/10 (c)	6,442
5,000		7.13%, 02/15/23	6,327
2,700		7.25%, 08/15/22	3,442
8,275		8.00%, 11/15/21 (c)	11,129
11,500		8.13%, 05/15/21 (m)	15,550
8,500		8.13%, 08/15/21	11,520
2,500		8.88%, 08/15/17 (m)	3,396
5,000		9.00%, 11/15/18 (m)	6,980
5,125		9.13%, 05/15/18 (m)	7,169
		U.S. Treasury Bonds Coupon STRIPS,
308		05/15/13 (c)	259
2,000		11/15/14 (c)	1,570
2,425		11/15/15	1,802
3,900		05/15/16	2,818
13,290		05/15/17 (c)	9,025
4,000		11/15/17 (c)	2,648
1,040		05/15/18 (c)	672
1,320		U.S. Treasury Inflation Indexed Bond, 3.63%, 04/15/28	1,633
55		U.S. Treasury Notes, 4.38%, 11/15/08 (k)	56

		Total U.S. Treasury Obligations (Cost $81,967)	92,438

SHARES

		Common Stocks — 0.0% (g)

		Airlines — 0.0% (g)
6		Northwest Airlines Corp. (a) (c)	41

		Diversified Telecommunication Services — 0.0% (g)
2		AboveNet, Inc. (a) (i)	113
—	(h)	XO Holdings, Inc. (a)	—	(h)

			113
		Media — 0.0% (g)
1		Time Warner Cable, Inc., Class A (a)	29

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Common Stocks (Cost 779)	183

PRINCIPAL AMOUNT

		Loan Participations & Assignments — 3.5%

		Aerospace & Defense — 0.2%
107		Hawker Beechcraft Acquisition Company LLC, Letter of Credit, 4.70%, 03/26/14	100
1,832		Hawker Beechcraft Acquisition Company LLC, Term Loan, 4.70%, 03/26/14	1,717

			1,817

		Airlines — 0.1%
		Delta Air Lines, Inc., First Lien Term Loan,
55		4.68%, 04/30/12	46
935		4.90%, 04/30/12	790

			836

		Automobiles — 0.2%
995		DaimlerChrysler Financial, 1st Lien, 6.80%, 08/03/12	888
1,482		Ford Motor Co., Term Loan B, 5.80%, 12/15/13	1,276

			2,164

		Building Products — 0.3%
2,416		Associated Materials, Inc., Term Loan, 4.90%, 08/29/10	2,247
73		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 2.60%, 02/07/14	58
		Jacuzzi Brands Corp., 1st Lien Term B,
2		5.13%, 02/07/14	1
824		5.29%, 02/07/14	652

			2,958

		Chemicals — 0.0%
499		Millenium Inorganic Chemical, 1st Lien, 4.95%, 05/15/14 (i)	441

		Commercial Services & Supplies — 0.2%
		Clarke American Corp., Tranche B Term Loan,
1,905		5.20%, 04/01/14	1,596
591		5.20%, 04/01/14	495

			2,091

		Health Care Equipment & Supplies — 0.1%
995		Biomet, Inc., 1st Lien Term Loan, 5.70%, 03/15/15	968

		Health Care Providers & Services — 0.3%
680		Community Health Systems, Inc., Term Loan, 5.34%, 07/25/14	640
593		HCA, Inc., Term Loan B, 4.95%, 11/14/13	558
239		Iasis Healthcare, Delayed Draw Term Loan, 4.38%, 03/14/14	227
237		Iasis Healthcare, Term Loan B, 4.38%, 03/14/14	226
22		Iasis Healthcare, Term Loan B SY LC, 2.28%, 03/14/14	21
748		Vanguard Health Holding Co., Replacement Term Loan, 5.13%, 09/23/11	723

			2,395

		Hotels, Restaurants & Leisure — 0.3%
60		ARAMARK Corp., Letter of Credit Facility Deposit, 7.07%, 01/26/14	56
940		ARAMARK Corp., Term Loan, 4.57%, 01/26/14	884
1,000		Fontainebleau Las Vegas, Initial Term Loan, 6.26%, 06/06/14	850
176		Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 4.45%, 07/26/13	158
234		Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 4.45%, 07/26/13	210
584		Isle of Capri Casinos, Inc., Term Loan B, 4.45%, 07/26/13	524
667		Venetian Macau, Term Loan B, 4.95%, 05/25/13	644

			3,326

		Household Products — 0.2%
24		Spectrum Brands, Letter of Credit, 2.68%, 03/30/13	23
		Spectrum Brands, Term B Loan,
657		6.59%, 03/30/13	625
159		6.68%, 03/30/13	151
446		6.71%, 03/30/13	424
545		6.72%, 03/30/13	518
139		6.73%, 03/30/13	132

			1,873

		Independent Power Producers & Energy Traders — 0.6%
3,350		Calpine Corp., 1st Priority Term Loan, 5.58%, 03/29/14	3,239
293		NRG Energy, Inc., Credit-Linked Deposit, 2.60%, 06/08/14	282
		NRG Energy, Inc., Term Loan B,
1,879		4.20%, 06/08/14	1,803
		TXU, Initial Tranche B-2 Term Loan,
1,278		6.23%, 08/07/14	1,202
214		6.48%, 08/07/14	201

			6,727

		IT Services — 0.2%
995		CompuCom Systems, Term Loan, 5.89%, 08/23/14	886
		First Data Corp., Initial B1 Term Loan,
361		5.14%, 09/24/14	334
11		5.35%, 09/24/14	10
27		5.45%, 09/24/14	25
		First Data Corp., Initial B3 Term Loan,
557		5.35%, 09/24/14	517
40		5.45%, 09/24/14	37

			1,809

		Machinery — 0.2%
999		BOC Edwards, 1st Lien B Loan, 4.64%, 05/31/14	774
998		Charter Communications Operating LLC, 1st Lien, (United Kingdom), 5.26%, 03/06/14	887

			1,661

		Media — 0.3%
28		Cenveo Corp., Delayed Draw Term Loan, 4.35%, 06/21/13	26
970		Cenveo Corp., Term C, 4.35%, 06/21/13	915
		Idearc, Inc., Tranche B Term Loan,
64		4.39%, 11/17/14	53
1,432		4.70%, 11/17/14	1,192
696		Newport Television LLC, Term Loan B, 8.00%, 09/14/16	664
		Univision Communications, Inc., 1st Lien Initial Term Loan,
30		4.63%, 09/20/14	26
470		5.15%, 09/20/14	396

			3,272

		Paper & Forest Products — 0.2%
1,734		Abitibi - Consolidated, Term Loan, (Canada), 11.50%, 03/31/09	1,734
499		NewPage Corp., Term Loan, 6.31%, 11/01/14	497

			2,231

		Textiles, Apparel & Luxury Goods — 0.0%

450	Polymer Group, Inc., Term Loan B, 4.92%, 11/22/12	405

		405

	Wireless Telecommunication Services — 0.1%
995	Alltel Communications, Initial Tranche B3 Term Loan, 5.25%, 08/07/14	924

	Total Loan Participations & Assignments (Cost 36,676)	35,898

	Total Long-Term Investments Cost 994,087)	989,717

Number of Warrants

	Warrants — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc., Class CW10, expiring 09/08/10 (Strike Price $24.00) (a) (i)	22

	XO Holdings, Inc.,

1	Class Aexpiring 1/16/2010 (Strike Price $6.25) (a)	–	(h)
1	Class Bexpiring 1/16/2010 (Strike Price $7.50) (a)	–	(h)
1	Class Cexpiring 1/16/2010 (Strike Price $10.00) (a)	–	(h)
	Total Warrants (Cost 112)	22

SHARES

	Short-Term Investment — 2.2%

	Investment Company — 2.2%
22,700	JPMorgan Liquid Assets Money Market Fund, Institutional Class 12/31/49 (m) (b) (Cost $22,700)	22,700

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 5.5%

	Repurchase Agreements — 5.5%
11,500	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $11,502, collateralized by U.S. Government Agency Mortgages	11,500
11,132	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $11,134, collateralized by U.S. Government Agency Mortgages	11,132
11,000	Citigroup Global Markets, Inc., 2.39%, dated 05/30/08, due 06/02/08, repurchase price $11,002, collateralized by U.S. Government Agency Mortgages	11,000
11,000	Credit Suisse (USA) LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $11,002, collateralized by U.S. Government Agency Mortgages	11,000
11,500	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $11,503, collateralized by U.S. Government Agency Mortgages	11,500

	Total Investments of Cash Collateral for Securities on Loan (Cost $56,132)	56,132

	Total Investments — 105.0% (Cost $1,073,031 )	1,068,571

	Liabilities in Excess of Other Assets — (5.0)%	(50,601)

	NET ASSETS — 100.0%	$1,017,970

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$23,924
Aggregate gross unrealized depreciation		(28,384)

Net unrealized appreciation/depreciation		($4,460)

Federal income tax cost of investments		$1,073,031

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	Treasury Bond	September, 2008	$795	$(4)
17	10 Year U.S. Treasury Note	September, 2008	1,911	(7)

	Short Futures Outstanding
(21)	5 Year U.S. Treasury Note	September, 2008	(2,309)	7

				$(4)

ABBREVIATIONS AND DEFINITIONS:

ABS	-	Asset-Based Security
ARM	-	Adjustable Rate Mortgage
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CMO	-	Collateralized Mortgage Obligation
COP	-	Colombian Peso
EGP	-	Egyptian Pound
ESOP	-	Employee Stock Ownership Program
GMAC	-	General Motors Acceptance Corp.
IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
PIK	-	Payment-in Kind
PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
TRY	-	New Turkish Lira
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $1,455,000 which amounts to 0.1% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Core Plus Bond Fund

Level 1	$79,016	$7	$(11)

Level 2	988,078	—	(34)

Level 3	1,477	—	—

Total	$1,068,571	$7	$(45)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Core Plus Bond Fund

Balance as of 2/29/08	$50	$—

Realized gain (loss)	(110)	—

Change in unrealized appreciation (depreciation)	84	—

Net purchases (sales)	(2)	—

Net transfers in (out) of Level 3	1,455	—

Balance as of 05/31/08	$1,477	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 90.4%

	Collateralized Mortgage Obligations — 46.8%
	Agency CMO — 46.8%
	Federal Home Loan Mortgage Corp. REMICS,
172	Series 1343, Class LA, 8.00%, 08/15/22	186
1,229	Series 1367, Class K, 5.50%, 09/15/22	1,254
250	Series 1591, Class E, 10.00%, 10/15/23	282
46	Series 1604, Class MB, IF, 9.17%, 11/15/08	46
96	Series 1625, Class SC, IF, 9.41%, 12/15/08	97
2,305	Series 1633, Class Z, 6.50%, 12/15/23	2,422
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,170
8,837	Series 1785, Class A, 6.00%, 10/15/23	9,160
690	Series 1999, Class PU, 7.00%, 10/15/27	727
1,258	Series 2031, Class PG, 7.00%, 02/15/28	1,328
3,250	Series 2035, Class PC, 6.95%, 03/15/28	3,432
3,053	Series 2064, Class PD, 6.50%, 06/15/28 (m)	3,193
2,887	Series 2095, Class PE, 6.00%, 11/15/28	2,989
827	Series 2152, Class BD, 6.50%, 05/15/29	864
557	Series 2345, Class PQ, 6.50%, 08/15/16	583
3,047	Series 2367, Class ME, 6.50%, 10/15/31	3,168
13,171	Series 2480, Class EJ, 6.00%, 08/15/32	13,514
6,000	Series 2562, Class PG, 5.00%, 01/15/18	6,021
5,931	Series 2571, Class PV, 5.50%, 01/15/14	6,062
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,901
2,567	Series 2611, Class QZ, 5.00%, 05/15/33	2,316
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,809
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,927
1,392	Series 2647, Class A, 3.25%, 04/15/32	1,294
6,212	Series 2651, Class VZ, 4.50%, 07/15/18	5,990
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,942
10,000	Series 2684, Class PD, 5.00%, 03/15/29	10,074
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,338
8,588	Series 2727, Class PE, 4.50%, 07/15/32	8,349
5,000	Series 2749, Class TD, 5.00%, 06/15/21	5,044
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,493
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,784
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,797
4,241	Series 2882, Class QD, 4.50%, 07/15/34	4,154
6,352	Series 2927, Class GA, 5.50%, 10/15/34	6,456
5,000	Series 2929, Class PC, 5.00%, 01/15/28	5,062
5,500	Series 2931, Class QD, 4.50%, 02/15/20	5,285
15,672	Series 2976, Class HP, 4.50%, 01/15/33	15,556
10,600	Series 3036, Class ND, 5.00%, 05/15/34 (m)	10,334
5,194	Series 3045, Class HN, 4.50%, 09/15/33	5,150
3,960	Series 3085, Class VS, IF, 18.66%, 12/15/35	4,626
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,545
185	Federal Home Loan Mortgage Corp. STRIPS, Series 155, IO, 7.00%, 11/1/23	48
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,002	Series T - 54, Class 2A, 6.50%, 02/25/43	2,059
1,663	Series T - 56, Class A, PO, 05/25/43	1,189
	Federal National Mortgage Association Interest STRIPS,
5,335	Series 278, Class 1, VAR, 5.52%, 08/01/25	4,431

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 46.8%— Continued
2,711	Series 278, Class 3, VAR, 5.33%, 11/01/23	2,252
5,251	Series 343, Class 23, IO, 4.00%, 10/01/18	667
	Federal National Mortgage Association REMICS,
257	Series 1988 - 16, Class B, 9.50%, 06/25/18 (m)	283
208	Series 1990 - 57, Class J, 7.00%, 05/25/20 (m)	218
584	Series 1993 - 110, Class H, 6.50%, 05/25/23	611
457	Series 1993 - 146, Class E, PO, 05/25/23	385
7,400	Series 1993 - 155, Class PJ, 7.00%, 09/25/23	7,856
91	Series 1993 - 197, Class SC, IF, 8.30%, 10/25/08	91
87	Series 1993 - 205, Class H, PO, 09/25/23	72
124	Series 1993 - 217, Class H, PO, 08/25/23	107
94	Series 1993 - 228, Class G, PO, 09/25/23	78
10	Series 1994 - 13, Class SM, IF, 13.76%, 02/25/09	10
2,859	Series 1994 - 37, Class L, 6.50%, 03/25/24	2,995
9,094	Series 1994 - 43, Class PJ, 6.35%, 12/25/23	9,377
10,123	Series 1994 - 51, Class PV, 6.00%, 03/25/24	10,496
5,042	Series 1994 - 62, Class PJ, 7.00%, 01/25/24	5,263
774	Series 1994 - 86, Class PJ, 6.00%, 06/25/09	779
5,788	Series 1998 - 58, Class PC, 6.50%, 10/25/28	6,020
899	Series 2000 - 8, Class Z, 7.50%, 02/20/30	961
4,199	Series 2001 - 33, Class ID, IO, 6.00%, 07/25/31	999
1,631	Series 2002 - 2, Class UC, 6.00%, 02/25/17	1,677
2,905	Series 2002 - 3, Class PG, 5.50%, 02/25/17	2,965
6,502	Series 2002 - 73, Class OE, 5.00%, 11/25/17	6,498
4,360	Series 2002 - 86, Class EJ, 5.50%, 12/25/32	4,438
6,353	Series 2003 - 21, Class PZ, 4.50%, 03/25/33	5,274
15,200	Series 2003 - 35, Class MD, 5.00%, 11/25/16	15,369
1,347	Series 2003 - 67, Class SA, IF, HB, 29.95%, 10/25/31	1,812
5,000	Series 2003 - 70, Class BE, 3.50%, 12/25/25	4,982
5,000	Series 2003 - 74, Class VL, 5.50%, 11/25/22	4,995
20,000	Series 2003 - 81, Class MC, 5.00%, 12/25/32 (m)	19,864
10,000	Series 2003 - 128, Class DY, 4.50%, 01/25/24 (m)	9,442
4,768	Series 2004 - 46, Class QD, IF, 14.43%, 03/25/34	4,746
13,739	Series 2004 - 60, Class PA, 5.50%, 04/25/34	13,932
5,000	Series 2005 - 16, Class LC, 5.50%, 05/25/28	5,090
4,305	Series 2005 - 29, Class AK, 4.50%, 04/25/35	4,276
9,608	Series 2005 - 58, Class EP, 5.50%, 07/25/35	9,769
8,638	Series 2005 - 83, Class LA, 5.50%, 10/25/35	8,758
4,044	Series 2006 - 69, Class SP, IF, 9.71%, 05/25/30	3,993
792	Series 2006 - 81, Class FA, FRN, 2.74%, 09/25/36	780
8,670	Series 2006 - 110, Class PO, PO, 11/25/36	6,550
47	Series G92 - 35, Class EB, 7.50%, 07/25/22	50
616	Series G92 - 44, Class ZQ, 8.00%, 07/25/22	662
	Federal National Mortgage Association Whole Loan,
759	Series 1999 - W4, Class A9, 6.25%, 02/25/29	779
5,426	Series 2002 - W7, Class A4, 6.00%, 06/25/29	5,595
1,898	Series 2003 - W1, Class 1A1, 6.50%, 12/25/42	1,940
881	Series 2003 - W1, Class 2A, 7.50%, 12/25/42	916
8,175	Series 2003 - W18, Class 1A6, 5.37%, 08/25/43	7,991
2,150	Series 2005 - W1, Class 1A2, 6.50%, 10/25/44	2,054

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Agency CMO — 46.8%— Continued
		Government National Mortgage Association,
1,484		Series 1998 - 22, Class PD, 6.50%, 09/20/28	1,555
855		Series 1999 - 17, Class L, 6.00%, 05/20/29	885
6,000		Series 2001 - 10, Class PE, 6.50%, 03/16/31	6,327
5,838		Series 2001 - 64, Class PB, 6.50%, 12/20/31	6,156
32,389		Series 2003 - 59, Class XA, IO, VAR, 1.69%, 06/16/34	2,575
3,285		Series 2004 - 27, Class PD, 5.50%, 04/20/34	3,214
3,601		Series 2004 - 62, Class VA, 5.50%, 07/20/15	3,667
16,978		Series 2005 - 28, Class AJ, 5.50%, 04/20/35	17,249

			465,796

		Total Collateralized Mortgage Obligations (Cost $458,221)	465,796

		Mortgage Pass-Through Securities — 13.4%
		Federal Home Loan Mortgage Corp.,
10,376		ARM, 6.06%, 03/01/37	10,625
420		ARM, 6.28%, 01/01/27	422
46		ARM, 6.49%, 04/01/30	46
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,516		5.00%, 12/01/13 - 12/01/16	1,517
1,632		6.00%, 04/01/14	1,681
2,019		6.50%, 12/01/12 - 06/01/14	2,113
–	(h)	7.00%, 12/01/14	–	(h)
129		7.50%, 04/01/09 - 09/01/10	131
31		8.50%, 01/01/10	32
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,217		5.50%, 11/01/33	3,207
873		6.00%, 02/01/32	894
2,891		6.50%, 01/01/24 - 07/01/29	3,016
633		7.00%, 08/01/25 - 04/01/26 (m)	674
137		7.50%, 09/01/24 - 08/01/25	148
169		8.00%, 11/01/24 - 09/01/25	183
366		8.50%, 05/01/24 - 07/01/28	403
21		9.00%, 10/01/17 - 05/01/22	23
3,389		Federal Home Loan Mortgage Corp. Gold Pools, Other, 4.50%, 5/1/24	3,233
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
15		9.00%, 08/01/09 - 12/01/09	16
–	(h)	9.50%, 04/01/16	–	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
6,123		4.00%, 04/01/19	5,792
1,952		5.50%, 11/01/16	1,986
757		6.00%, 03/01/11 - 08/01/14	778
65		6.50%, 12/01/10	68
62		7.00%, 07/01/10	64
425		8.00%, 11/01/12	446
		Federal National Mortgage Association, 30 Year, Single Family,
4,489		4.50%, 03/01/38	4,189
7,785		5.00%, 11/01/33	7,553
59,390		5.50%, 02/01/29 - 05/01/36 (m)	59,156
8,128		6.00%, 07/01/36	8,256
1,659		6.50%, 06/01/26 - 04/01/32	1,726
468		7.00%, 02/01/24 - 08/01/25	498
478		7.50%, 03/01/30 - 04/01/30	515
5		9.00%, 12/01/24	6
298		10.00%, 10/01/16 - 11/01/21	333
		Federal National Mortgage Association, Other,
2,292		5.00%, 11/01/23	2,245
4,259		6.00%, 03/01/22 - 09/01/28	4,356
231		7.50%, 06/01/14 - 07/01/14	249
107		Government National Mortgage Association, ARM, 5.63%, 7/20/27 (m)	108
		Government National Mortgage Association, 30 Year, Single Family,
78		6.00%, 10/15/23	80
1,883		6.50%, 07/15/08 - 02/15/24 (m)	1,956
794		7.00%, 12/15/22 - 06/15/28	852
1,061		7.50%, 02/15/22 - 02/15/28	1,141

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Mortgage Pass-Through Securities— Continued
1,058	8.00%, 07/15/22 - 11/20/27	1,154
24	8.50%, 10/15/24	27
891	9.00%, 11/15/08 - 11/15/24	976
62	9.50%, 07/15/09 - 12/15/20	68
2	11.00%, 11/15/09	2

	Total Mortgage Pass-Through Securities (Cost $132,505)	132,944

	U.S. Government Agency Securities — 12.5%
	Federal National Mortgage Association,
21,000	Zero Coupon, 10/09/19	11,844
10,000	6.25%, 05/15/29	11,220
9,200	Federal National Mortgage Association STRIPS 5/29/26	3,561
26,153	Financing Corp. Fico, Series 12P, Zero Coupon, 12/6/18	15,936
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	27,797
15,000	04/15/28 (c)	5,511
	Resolution Funding STRIPS,
5,000	04/15/30	1,693
78,000	07/15/20	43,484
4,500	Tennessee Valley Authority STRIPS, 07/15/16	3,120

	Total U.S. Government Agency Securities (Cost $106,792)	124,166

	U.S. Treasury Obligations — 17.7%
	U.S. Treasury Bonds,
2,500	7.13%, 02/15/23	3,164
13,140	7.25%, 05/15/16 (c)	16,092
3,935	7.25%, 08/15/22	5,017
3,635	8.00%, 11/15/21 (c)	4,889
4,085	8.88%, 08/15/17 (c)	5,549
1,020	9.00%, 11/15/18	1,424
	U.S. Treasury Bonds Coupon STRIPS,
5,845	02/15/15 (c)	4,527
1,655	05/15/15 (c)	1,264
2,500	08/15/15 (c)	1,882
8,810	11/15/15 (c)	6,549
1,190	05/15/16	860
72,500	U.S. Treasury Bonds Principal STRIPS, 05/15/20	41,560
	U.S. Treasury Inflation Indexed Notes,
1,621	1.63%, 01/15/15	1,658
26,893	2.38%, 04/15/11 (c)	28,280
	U.S. Treasury Notes,
2,085	3.88%, 02/15/13	2,129
6,430	4.25%, 08/15/13 (c)	6,675
25,000	4.25%, 11/15/17	25,363
10,000	4.50%, 09/30/11 (c)	10,438
2,015	4.75%, 05/15/14 (c)	2,147
6,750	5.75%, 08/15/10 (c)	7,182

	Total U.S. Treasury Obligations (Cost $167,487)	176,649

	Total Long-Term Investments Cost 865,005)	899,555

SHARES

Short-Term Investment — 9.2%

Investment Company — 9.2%
91,874	JPMorgan U.S. Government Money Market Fund, Institutional Class, 2.25%, 12/31/49 (b) (Cost $91,874)	91,874

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Investments of Cash Collateral for Securities on Loan — 7.0%

	Repurchase Agreements — 7.0%
14,000	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $14,003, collateralized by U.S. Government Agency Mortgages	14,000
14,458	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $14,461, collateralized by U.S. Government Agency Mortgages	14,458
13,500	Citigroup Global Markets, Inc., 2.39%, dated 05/30/08, due 06/02/08, repurchase price $13,503, collateralized by U.S. Government Agency Mortgages	13,500

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Repurchase Agreements — Continued
13,500	Credit Suisse (USA) LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $13,503, collateralized by U.S. Government Agency Mortgages	13,500
14,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $14,003, collateralized by U.S. Government Agency Mortgages	14,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $69,458)	69,458

	Total Investments — 106.6% (Cost $1,026,337)	1,060,887

	Liabilities in Excess of Other Assets — (6.6)%	(65,373)

	NET ASSETS — 100.0%	$995,514

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,146
Aggregate gross unrealized depreciation	(4,596)

Net unrealized appreciation/depreciation	$34,550

Federal income tax cost of investments	$1,026,337

ABBREVIATIONS AND DEFINITIONS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Government Bond Fund

Level 1	$161,332	$—

Level 2	899,555	—

Level 3	—	—

Total	$1,060,887	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan High Yield Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 93.7%
	Asset-Backed Securities — 0.8%
1,250	Citigroup Mortgage Loan Trust, Inc., Series 2005 - HE3, Class M12, FRN, 4.39%, 09/25/35 (e) (i)	36
460	Countrywide Asset-Backed Certificates, Series 2004 - 13, Class MV8, FRN, 4.09%, 01/25/35 (i)	215
	Long Beach Mortgage Loan Trust,
478	Series 2004 - 2, Class B, FRN, 5.89%, 06/25/34 (e) (i)	19
160	Series 2004 - 5, Class M6, FRN, 4.89%, 09/25/34	32
10,419	TRAINS, VAR, 7.55%, 05/01/16 (e)	10,289
7,000	Unipac IX LLC, 13.00%, 04/11/13 (f) (i)	6,790

	Total Asset-Backed Securities (Cost $18,818)	17,381

	Convertible Bond — 0.1%
	Automobiles — 0.1%
2,000	Ford Motor Co., 4.25%, 12/15/36 (m) (Cost $2,192)	1,902

	Corporate Bonds — 77.8%
	Aerospace & Defense — 1.0%
417	Alliant Techsystems, Inc., 6.75%, 04/01/16	412
4,860	Esterline Technologies Corp., 6.63%, 03/01/17	4,908
	L-3 Communications Corp.,
4,000	Class 3, 5.88%, 01/15/15	3,790
11,650	6.38%, 10/15/15	11,228

		20,338

	Airlines — 1.6%
	American Airlines, Inc.,
586	3.06%, 09/28/08 (f) (i)	575
1,823	6.82%, 05/23/11 (i)	1,668
6,508	10.18%, 01/02/13 (i)	5,336
284	10.21%, 01/01/10 (i)	262
1,983	10.32%, 07/30/14 (e) (i)	1,487
	Continental Airlines, Inc.,
433	7.49%, 10/02/10	419
3,650	8.75%, 12/01/11 (c)	2,555
4,930	9.80%, 04/01/21 (m)	4,338
	Delta Air Lines, Inc.,
840	6.62%, 03/18/11	811
4,650	7.11%, 09/18/11	4,394
4,556	8.02%, 08/10/22	3,964
7,750	8.30%, 12/15/29 (c) (d)	126
2,847	8.95%, 08/10/14 (c) (i)	2,476
2,500	10.13%, 05/15/10 (d)	41
4,000	Northwest Airlines, Inc., 7.03%, 11/01/19	3,520
	United Airlines, Inc.,
1,125	7.34%, 07/02/19 (c) (e)	883
2,412	FRN, 6.97%, 07/02/14 (e) (i)	1,785

		34,640

	Auto Components — 1.0%
	American Tire Distributors, Inc.,
5,725	10.75%, 04/01/13 (c)	5,439
1,375	FRN, 8.95%, 04/01/12	1,265
11,900	Delphi Corp., 7.13%, 05/01/29 (c) (d)	4,879
1,700	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (c)	1,823
	TRW Automotive, Inc.,
2,000	7.00%, 03/15/14 (c) (e)	1,890
5,720	7.25%, 03/15/17 (c) (e)	5,348

		20,644

	Automobiles — 1.6%
1,000	Ford Holdings LLC, 9.30%, 03/01/30	770
	Ford Motor Co.,
2,200	7.13%, 11/15/25	1,452
10,235	7.45%, 07/16/31 (c)	7,088
1,489	9.22%, 09/15/21	1,180
4,650	9.98%, 02/15/47 (m)	3,790
	General Motors Corp.,
12,675	8.10%, 06/15/24 (m)	8,492
17,650	8.38%, 07/15/33 (c)	12,090

		34,862

	Beverages — 0.6%
	Constellation Brands, Inc.,
2,900	7.25%, 09/01/16 (c)	2,886
4,200	7.25%, 05/15/17	4,147
4,885	8.38%, 12/15/14 (c)	5,105

		12,138

	Building Products — 0.2%
	Associated Materials, Inc.,
614	9.75%, 04/15/12	611
1,750	SUB, 0.00%, 03/01/14 (c)	1,194
3,875	Gibraltar Industries, Inc., 8.00%, 12/01/15	3,255

		5,060

	Chemicals — 2.2%
500	M&G Finance Corp., 7.67%, 04/16/09 (f) (i)	495
	Mosaic Co. (The),
4,675	7.63%, 12/01/14 (e)	4,932
525	7.88%, 12/01/16 (e)	570
	PolyOne Corp.,
8,125	8.88%, 05/01/12 (e)	8,348
12,750	8.88%, 05/01/12 (c)	13,101
4,705	Sterling Chemicals, Inc., 10.25%, 04/01/15 (e)	4,705
5,350	Terra Capital, Inc., 7.00%, 02/01/17	5,316
175	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12 (c)	142
9,550	Westlake Chemical Corp., 6.63%, 01/15/16 (m)	8,213

		45,822

	Commercial Services & Supplies — 2.2%
	Allied Waste North America, Inc.,
2,250	5.75%, 02/15/11 (c)	2,202
1,200	6.13%, 02/15/14	1,169
4,400	6.88%, 06/01/17	4,257
5,870	7.13%, 05/15/16 (m)	5,767
1,750	7.25%, 03/15/15	1,737
4,000	7.88%, 04/15/13 (m)	4,090
2,000	Casella Waste Systems, Inc., 9.75%, 02/01/13	2,000
	Corrections Corp. of America,
1,671	6.25%, 03/15/13 (m)	1,646
2,150	6.75%, 01/31/14 (c)	2,145
2,025	7.50%, 05/01/11	2,040
1,050	FTI Consulting, Inc., 7.63%, 06/15/13	1,087
9,700	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	9,166
3,450	Mac-Gray Corp., 7.63%, 08/15/15	3,364
	Quebecor World Capital Corp., (Canada),
6,500	6.13%, 11/15/13 (d) (m)	3,218
3,925	8.75%, 03/15/16 (c) (d)	2,276

		46,164

	Communications Equipment — 0.2%
3,500	Nortel Networks Ltd., (Canada), 10.75%, 07/15/16 (e)	3,456

	Computers & Peripherals — 0.4%
9,825	Seagate Technology HDD Holdings, (Cayman Islands), 6.80%, 10/01/16	9,321

	Construction & Engineering — 0.6%
13,250	United Rentals North America, Inc., 6.50%, 02/15/12 (c)	12,223

	Consumer Finance — 2.1%
2,825	ACE Cash Express, Inc., 10.25%, 10/01/14 (e)	2,189
	Ford Motor Credit Co. LLC,
3,000	7.80%, 06/01/12	2,654
7,645	8.00%, 12/15/16 (m)	6,418
10,865	8.63%, 11/01/10 (m)	10,328
2,900	9.75%, 09/15/10	2,821
7,020	9.88%, 08/10/11	6,643
2,510	FRN, 5.46%, 01/13/12 (m)	2,121
	GMAC LLC,
400	6.63%, 05/15/12	322
8,500	6.75%, 12/01/14	6,581
850	7.00%, 02/01/12 (m)	694
5,960	8.00%, 11/01/31 (m)	4,566

		45,337

	Containers & Packaging — 1.8%
2,400	Ball Corp., 6.88%, 12/15/12 (c)	2,436
4,750	Berry Plastics Corp., FRN, 7.57%, 02/15/15 (c) (e)	4,607
5,125	Berry Plastics Holding Corp., 8.88%, 09/15/14 (c)	4,689
	Constar International, Inc.,
14,435	11.00%, 12/01/12 (c)	8,156
5,550	FRN, 6.05%, 02/15/12 (c)	4,801
	Owens Brockway Glass Container, Inc.,
2,500	6.75%, 12/01/14 (m)	2,531
3,000	8.25%, 05/15/13 (m)	3,105

4,450	Plastipak Holdings, Inc., 8.50%, 12/15/15 (e)	4,183
5,685	Portola Packaging, Inc., 8.25%, 02/01/12 (m)	2,843

		37,351

	Distributors — 0.8%
5,250	AmeriGas Partners LP, 7.25%, 05/20/15	5,106
1,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	1,600
10,224	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13 (c)	9,866

		16,572

	Diversified Consumer Services — 0.8%
1,000	Carriage Services, Inc., 7.88%, 01/15/15	985
	Service Corp. International,
925	6.75%, 04/01/15	893
3,650	7.00%, 06/15/17 (m)	3,541
1,700	7.38%, 10/01/14 (m)	1,708
2,200	7.88%, 02/01/13 (m)	2,189
8,167	Stewart Enterprises, Inc., 6.25%, 02/15/13	7,738

		17,054

	Diversified Financial Services — 0.0% (g)
5,600	IdleAire Technologies Corp., SUB, 0.00%, 12/15/12	175
600	Stena AB, (Sweden), 7.50%, 11/01/13	600

		775

	Diversified Telecommunication Services —2.8%
3,837	Cincinnati Bell, Inc., 7.25%, 07/15/13	3,827
	Citizens Communications Co.,
1,500	6.25%, 01/15/13	1,410
4,800	9.25%, 05/15/11 (m)	5,034
	Level 3 Financing, Inc.,
300	8.75%, 02/15/17 (c)	265
7,000	9.25%, 11/01/14 (m)	6,545
800	12.25%, 03/15/13 (c)	832
250	FRN, 6.70%, 02/15/15 (c)	210
1,145	PAETEC Holding Corp., 9.50%, 07/15/15	1,076
1,525	Qwest Communications International, Inc., 7.50%, 02/15/14 (m)	1,494
	Qwest Corp.,
1,000	6.50%, 06/01/17	928
1,000	7.50%, 10/01/14 (m)	995
11,300	7.63%, 06/15/15 (m)	11,243
7,000	7.88%, 09/01/11 (m)	7,123
6,975	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	7,219
	Windstream Corp.,
500	7.00%, 03/15/19	474
7,235	8.13%, 08/01/13	7,398
3,350	8.63%, 08/01/16	3,463

		59,536

	Electric Utilities — 0.3%
1,353	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	1,342
1,200	Ipalco Enterprises, Inc., 7.25%, 04/01/16 (e)	1,200
863	Nevada Power Co., 8.25%, 06/01/11	926
2,500	PNM Resources, Inc., 9.25%, 05/15/15	2,594
1,000	Public Service Co. of New Mexico, 7.95%, 05/15/18	1,021

		7,083

	Electrical Equipment — 0.4%
4,225	Baldor Electric Co., 8.63%, 02/15/17 (c)	4,310
1,750	Belden, Inc., 7.00%, 03/15/17	1,706
	General Cable Corp.,
1,730	7.13%, 04/01/17 (c)	1,687
1,800	FRN, 5.07%, 04/01/15	1,611

		9,314

	Electronic Equipment & Instruments — 1.2%
	Flextronics International Ltd., (Singapore),
8,075	6.25%, 11/15/14 (c)	7,712
800	6.50%, 05/15/13	788
4,180	Intcomex, Inc., 11.75%, 01/15/11 (c)	3,937
	Sanmina-SCI Corp.,
2,000	6.75%, 03/01/13 (c)	1,845
3,970	FRN, 5.55%, 06/15/14 (e)	3,712
6,725	Viasystems, Inc., 10.50%, 01/15/11	6,624

		24,618

	Energy Equipment & Services — 2.4%
	Bristow Group, Inc.,
3,950	6.13%, 06/15/13	3,812
450	7.50%, 09/15/17	461
6,225	Calfrac Holdings LP, 7.75%, 02/15/15 (e)	6,007
2,549	Complete Production Services, Inc., 8.00%, 12/15/16	2,581
6,000	Forbes Energy Services Ltd., (Bermuda), 11.00%, 02/15/15 (e)	6,090
7,500	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16 (e)	7,800
6,750	Key Energy Services, Inc., 8.38%, 12/01/14 (e) (c)	6,969
150	National Oilwell Varco, Inc., 6.13%, 08/15/15	150
1,162	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,212
7,701	PHI, Inc., 7.13%, 04/15/13	7,431
5,375	Pride International, Inc., 7.38%, 07/15/14 (m)	5,469
3,500	Seitel, Inc., 9.75%, 02/15/14	3,168

		51,150

	Food & Staples Retailing — 1.1%
6,250	Golden State Foods Corp., 9.24%, 01/10/12 (e) (i)	6,445
10,900	Rite Aid Corp., 7.50%, 03/01/17	9,933
1,900	Stater Brothers Holdings, 7.75%, 04/15/15	1,909
4,700	SUPERVALU, Inc., 7.50%, 11/15/14	4,841
650	Susser Holdings LLC, 10.63%, 12/15/13 (e)	670

		23,798

	Food Products — 2.9%
	Chiquita Brands International, Inc.,
14,182	7.50%, 11/01/14 (c)	12,551
2,400	8.88%, 12/01/15	2,220
5,630	Dean Foods Co., 7.00%, 06/01/16 (c)	5,250
	Dole Food Co., Inc.,
1,500	7.25%, 06/15/10 (c)	1,391
2,875	8.63%, 05/01/09	2,818
13,071	Eurofresh, 11.50%, 01/15/13 (e) (c)	8,496
6,715	Land O’ Lakes, Inc., 9.00%, 12/15/10 (m)	6,983
3,974	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 08/01/11	3,696
	Pilgrim’s Pride Corp.,
10,305	7.63%, 05/01/15 (m)	9,481
995	8.38%, 05/01/17 (c)	868
	Smithfield Foods, Inc.,
1,125	7.00%, 08/01/11	1,102
2,500	7.75%, 05/15/13	2,469
3,750	7.75%, 07/01/17 (c)	3,694

		61,019

	Health Care Equipment & Supplies — 1.6%
4,600	Bausch & Lomb, Inc., 9.88%, 11/01/15 (e) (c)	4,819
2,250	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (c)	2,154
10,185	LVB Acquisition Merger Sub, Inc., 10.00%, 10/15/17 (e)	10,923
18,180	Medical Services Co., FRN, 10.21%, 10/15/11 (m)	15,817

		33,713

	Health Care Providers & Services — 5.3%
8,730	Community Health Systems, Inc., 8.88%, 07/15/15	9,003
3,000	DaVita, Inc., 6.63%, 03/15/13	2,917
4,760	FMC Finance III S.A., (Luxembourg), 6.88%, 07/15/17	4,712
3,150	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	3,276
	HCA, Inc.,
2,550	6.30%, 10/01/12 (m)	2,340
1,275	6.75%, 07/15/13	1,154
2,050	9.13%, 11/15/14	2,142
14,400	9.25%, 11/15/16	15,210
3,150	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14 (c)	3,237
8,561	Multiplan, Inc., 10.38%, 04/15/16 (e)	8,390
	Omnicare, Inc.,
7,218	6.75%, 12/15/13	6,767
7,150	6.88%, 12/15/15	6,631

1,650	Psychiatric Solutions, Inc., 7.75%, 07/15/15	1,691
13,717	TeamHealth, Inc., 11.25%, 12/01/13 (m)	14,266
	Tenet Healthcare Corp.,
850	6.38%, 12/01/11 (c)	805
14,315	9.88%, 07/01/14 (m)	14,315
9,955	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (m)	10,229
	Ventas Realty LP/Ventas Capital Corp.,
2,500	6.75%, 04/01/17	2,475
3,250	9.00%, 05/01/12	3,445

		113,005

	Hotels, Restaurants & Leisure — 3.1%
700	FireKeepers Development Authority, 13.88%, 05/01/15 (e)	702
1,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.25%, 06/15/15 (c) (e)	727
200	Gaylord Entertainment Co., 6.75%, 11/15/14	180
700	Host Hotels & Resorts LP, 6.88%, 11/01/14	684
1,000	Host Marriott LP, 7.00%, 08/15/12 (c)	999
1,920	Isle of Capri Casinos, Inc., 7.00%, 03/01/14 (c)	1,464
1,000	Mandalay Resort Group, 6.38%, 12/15/11	949
9,750	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 (e)	9,019
	MGM Mirage, Inc.,
4,500	6.63%, 07/15/15	3,870
6,200	6.75%, 09/01/12	5,774
625	7.50%, 06/01/16 (c)	555
3,000	7.63%, 01/15/17	2,640
2,900	8.38%, 02/01/11	2,875
2,550	O’Charleys, Inc., 9.00%, 11/01/13 (c)	2,289
1,500	OSI Restaurant Partners, Inc., 10.00%, 06/15/15 (c) (e)	1,065
2,553	Pokagon Gaming Authority, 10.38%, 06/15/14 (c) (e)	2,764
1,994	San Pasqual Casino, 8.00%, 09/15/13 (e)	1,904
8,350	Seminole Hard Rock Entertainment, Inc., FRN, 5.30%, 03/15/14 (e)	7,056
4,375	Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e)	3,817
	Six Flags, Inc.,
1,775	9.63%, 06/01/14 (c)	1,100
3,300	9.75%, 04/15/13 (c)	2,162
4,250	True Temper Sports, Inc., 8.38%, 09/15/11 (c)	2,911
	Wynn Las Vegas Capital Corp.,
11,275	6.63%, 12/01/14	10,880

		66,386

	Household Durables — 0.5%
350	K Hovnanian Enterprises, Inc., 11.50%, 05/01/13 (e)	364
4,275	KB Home, 5.88%, 01/15/15	3,741
2,777	M/I Homes, Inc., 6.88%, 04/01/12 (c)	2,472
3,525	Meritage Homes Corp., 7.00%, 05/01/14	2,987

		9,564

	Household Products — 0.9%
2,900	Central Garden and Pet Co., 9.13%, 02/01/13 (c)	2,617
11,940	Jarden Corp., 7.50%, 05/01/17 (c)	10,657
	Spectrum Brands, Inc.,
5,966	7.38%, 02/01/15 (c)	4,057
2,876	PIK, 11.50%, 10/02/13 (c)	2,559

		19,890

	Independent Power Producers & Energy Traders — 6.6%
	AES Corp. (The),
1,500	8.00%, 10/15/17	1,506
2,000	8.00%, 06/01/20 (e)	1,965
18,407	8.75%, 05/15/13 (e)	19,120
5,000	Calpine Generating Co. LLC, FRN, 04/01/11 (d) (f)	738
	Dynegy Holdings, Inc.,
2,000	6.88%, 04/01/11	1,965
5,225	7.13%, 05/15/18	4,820
5,900	7.50%, 06/01/15	5,575
3,000	8.75%, 02/15/12	3,094
11,695	Dynegy Roseton/Danskammer Pass Through Trust, 7.67%, 11/08/16	11,754
	Edison Mission Energy,
5,200	7.00%, 05/15/17	5,083
2,925	7.20%, 05/15/19	2,852
5,400	7.75%, 06/15/16	5,535
3,300	Energy Future Holdings Corp., 10.88%, 11/01/17 (e)	3,440
	Midwest Generation LLC,
3,328	8.30%, 07/02/09 (m)	3,394
5,677	8.56%, 01/02/16	6,024
	Mirant Americas Generation LLC,
10,725	8.30%, 05/01/11	11,127
7,130	8.50%, 10/01/21	6,881
2,350	Mirant North America LLC, 7.38%, 12/31/13	2,368
	NRG Energy, Inc.,
1,650	7.25%, 02/01/14	1,617
4,000	7.38%, 02/01/16	3,900
4,375	7.38%, 01/15/17	4,277
2,690	Ormat Funding Corp., 8.25%, 12/30/20 (m)	2,683
	Reliant Energy, Inc.,
8,300	6.75%, 12/15/14	8,487
6,280	7.63%, 06/15/14	6,295
2,600	7.88%, 06/15/17 (c)	2,613
11,775	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	12,025

		139,138

	Industrial Conglomerates — 1.0%
4,000	Cookson plc, (United Kingdom), 6.97%, 11/01/09 (f) (i)	4,167
	Harland Clarke Holdings Corp.,
975	9.50%, 05/15/15	800
275	FRN, 7.43%, 05/15/15	207
16,115	JB Poindexter & Co., Inc., 8.75%, 03/15/14 (m)	11,925
	RBS Global, Inc./Rexnord Corp.,
3,975	8.88%, 09/01/16	3,836
575	9.50%, 08/01/14	576

		21,511

	Insurance — 0.6%
4,530	Crum & Forster Holdings Corp., 7.75%, 05/01/17	4,326
2,768	Fairfax Financial Holdings Ltd., (Canada), 7.75%, 06/15/17	2,699
	HUB International Holdings, Inc.,
4,250	9.00%, 12/15/14 (e)	3,697
2,150	10.25%, 06/15/15 (e)	1,591
1,000	USI Holdings Corp., FRN, 6.55%, 11/15/14 (e)	805

		13,118

	Internet & Catalog Retail — 0.1%
2,322	Visant Corp., 7.63%, 10/01/12	2,319

	IT Services — 0.5%
	Unisys Corp.,
9,150	8.00%, 10/15/12	8,235
2,500	12.50%, 01/15/16 (c)	2,575

		10,810

	Leisure Equipment & Products — 0.1%
2,650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	2,438

	Machinery — 1.3%
1,600	Chart Industries, Inc., 9.13%, 10/15/15	1,642
3,750	Gardner Denver, Inc., 8.00%, 05/01/13	3,778
6,730	Milacron Escrow Corp., 11.50%, 05/15/11	5,014
12,360	Polypore, Inc., 8.75%, 05/15/12 (m)	12,360
1,300	SPX Corp., 7.63%, 12/15/14 (e)	1,352
950	Valmont Industries, Inc., 6.88%, 05/01/14 (c)	950
2,300	Wolverine Tube, Inc., 10.50%, 04/01/09 (c)	2,145

		27,241

	Marine — 0.5%
2,000	Navios Maritime Holdings, Inc., (Marshall Islands), 9.50%, 12/15/14 (c)	2,060
8,560	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14	8,111

		10,171

	Media — 9.3%
	Adelphia Communications Corp.,
1,075	7.75%, 01/15/09	89
1,450	8.13%, 07/15/03 (d)	119
3,175	9.38%, 11/15/09 (c) (d)	270

3,500	10.88%, 10/01/10	289
9,055	Adelphia Recovery Trust, Series ACC-1, 12/31/49 (d)	634
1,500	Allbritton Communications Co., 7.75%, 12/15/12	1,504
4,150	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., 10.50%, 08/15/14	3,631
7,975	Block Communications, Inc., 8.25%, 12/15/15 (e)	7,656
2,000	Cablevision Systems Corp., 8.00%, 04/15/12	1,945
4,100	CanWest MediaWorks LP, (Canada), 9.25%, 08/01/15 (c) (e)	3,588
4,425	CCH I Holdings LLC / CCH I Holdings Capital Corp., 11.13%, 01/15/14 (m)	2,832
5,472	CCH I LLC / CCH I Capital Corp., 11.00%, 10/01/15 (m)	4,651
	CCH II LLC / CCH II Capital Corp.,
3,200	10.25%, 09/15/10 (m)	3,184
4,000	10.25%, 09/15/10 (m)	3,975
9,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (c)	8,550
2,385	Cenveo Corp., 7.88%, 12/01/13 (c)	2,069
	Charter Communications Operating LLC/Charter Communications Operating Capital,
2,000	8.38%, 04/30/14 (e)	1,965
3,000	10.88%, 09/15/14 (e)	3,210
	CSC Holdings, Inc.,
2,000	6.75%, 04/15/12	1,940
9,350	7.63%, 04/01/11	9,350
2,500	8.50%, 06/15/15 (e)	2,500
2,000	Dex Media West LLC/Dex Media Finance Co., 8.50%, 08/15/10	2,005
	DirecTV Holdings LLC/DirecTV Financing Co.,
8,775	6.38%, 06/15/15 (m)	8,325
6,000	7.63%, 05/15/16 (c) (e)	5,977
9,400	8.38%, 03/15/13 (m)	9,706
	Echostar DBS Corp.,
6,850	6.38%, 10/01/11	6,764
6,400	7.00%, 10/01/13	6,192
2,000	Entercom Radio LLC/Entercom Capital, Inc., 7.63%, 03/01/14	1,860
5,375	Fisher Communications, Inc., 8.63%, 09/15/14	5,536
7,140	Idearc, Inc., 8.00%, 11/15/16 (m)	5,105
	Intelsat Jackson Holdings Ltd., (Bermuda),
3,550	9.25%, 06/15/16	3,585
1,350	11.25%, 06/15/16	1,377
	Lamar Media Corp.,
8,295	6.63%, 08/15/15 (c)	7,818
1,800	7.25%, 01/01/13	1,773
625	LBI Media, Inc., SUB, 0.00%, 10/15/13	519
7,092	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13 (c)	6,773
5,960	Nexstar Broadcasting, Inc., 7.00%, 01/15/14 (m)	5,275
2,205	Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 0.00%, 04/01/13	2,150
3,750	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16	3,675
2,700	Quebecor World Capital Corp., (Canada), 9.75%, 01/15/15 (d)	1,566
	Radio One, Inc.,
2,800	6.38%, 02/15/13 (c)	2,114
1,000	8.88%, 07/01/11 (c)	841
	RH Donnelley Corp.,
4,325	6.88%, 01/15/13	2,898
5,375	8.88%, 01/15/16 (m)	3,682
450	8.88%, 10/15/17 (c) (e)	301
	Valassis Communications, Inc.,
2,000	6.63%, 01/15/09 (c)	1,993
13,765	8.25%, 03/01/15 (c)	12,870
500	Videotron Ltd., (Canada), 9.13%, 04/15/18 (e)	535
10,275	Videotron Ltee, (Canada), 6.88%, 01/15/14 (m)	10,147
	Virgin Media Finance plc, (United Kingdom),
3,450	8.75%, 04/15/14 (c)	3,390
8,086	9.13%, 08/15/16 (c)	7,924
2,000	XM Satellite Radio, Inc., 10.00%, 06/01/13	1,930

		198,557

	Metals & Mining — 1.2%
6,100	AK Steel Corp., 7.75%, 06/15/12	6,207
9,410	Arch Western Finance LLC, 6.75%, 07/01/13 (c)	9,292
3,000	California Steel Industries, Inc., 6.13%, 03/15/14	2,617
200	CII Carbon LLC, 11.13%, 11/15/15 (e)	198
2,900	FMG Finance Pty Ltd., (Australia), 10.63%, 09/01/16 (e)	3,364
1,000	Noranda Aluminum Acquisition Corp., PIK, 6.83%, 05/15/15 (e)	878
	Steel Dynamics, Inc.,
1,900	6.75%, 04/01/15	1,857
500	7.38%, 11/01/12 (e)	504

		24,917

	Multiline Retail — 0.1%
3,125	Dollar General Corp., 10.63%, 07/15/15 (c)	3,063

	Multi-Utilities — 0.1%
1,900	NorthWestern Corp., 5.88%, 11/01/14	1,858

	Oil, Gas & Consumable Fuels — 7.6%
5,035	Berry Petroleum Co., 8.88%, 11/01/16	5,161
	Chesapeake Energy Corp.,
500	6.38%, 06/15/15	479
900	6.88%, 01/15/16	884
2,600	7.50%, 06/15/14 (m)	2,616
2,400	7.63%, 07/15/13	2,442
160	Colorado Interstate Gas Co., 5.95%, 03/15/15 (c)	158
2,800	Copano Energy LLC/Copano Energy Finance Corp., 7.75%, 06/01/18 (e)	2,783
	El Paso Corp.,
4,000	6.88%, 06/15/14 (m)	4,014
3,400	7.25%, 06/01/18	3,412
1,500	7.88%, 06/15/12 (c)	1,564
4,250	El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e)	4,372
	Encore Acquisition Co.,
825	6.00%, 07/15/15	784
3,525	6.25%, 04/15/14	3,402
6,350	7.25%, 12/01/17 (c)	6,286
3,000	Ferrell Gas Co., 7.42%, 08/01/13 (f) (i)	2,852
	Forest Oil Corp.,
6,650	7.25%, 06/15/19 (c) (e)	6,534
11,543	Holly Energy Partners LP, 6.25%, 03/01/15	10,591
5,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (e)	5,087
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
2,452	6.88%, 11/01/14 (c)	2,385
1,650	8.75%, 04/15/18 (e)	1,728
	Massey Energy Co.,
6,915	6.63%, 11/15/10	6,898
3,625	6.88%, 12/15/13	3,570
	Newfield Exploration Co.,
3,300	6.63%, 09/01/14	3,201
1,625	7.13%, 05/15/18	1,603
500	Northwest Pipeline Corp., 7.00%, 06/15/16	522
4,480	OPTI Canada, Inc., 8.25%, 12/15/14 (c)	4,614
	Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750	6.25%, 09/15/15 (m)	736
4,250	7.13%, 06/15/14 (m)	4,273
	Plains Exploration & Production Co.,
3,500	7.63%, 06/01/18	3,518
1,500	7.75%, 06/15/15	1,511
1,535	Premcor Refining Group, Inc. (The), 7.50%, 06/15/15	1,598
	Range Resources Corp.,
400	7.25%, 05/01/18	406
12,525	7.50%, 05/15/16 (m)	12,775
11,750	Sabine Pass LNG LP, 7.25%, 11/30/13 (c)	10,898
1,750	SandRidge Energy, Inc., 8.00%, 06/01/18 (e)	1,772
1,700	Southwestern Energy Co., 7.50%, 02/01/18 (e)	1,718
9,965	Swift Energy Co., 7.13%, 06/01/17	9,442
	Tesoro Corp.,
3,358	6.25%, 11/01/12	3,169
2,000	6.63%, 11/01/15	1,838
7,400	W&T Offshore, Inc., 8.25%, 06/15/14 (c) (e)	7,141
	Williams Cos., Inc.,

2,325	6.38%, 10/01/10 (e)	2,383
1,600	7.63%, 07/15/19 (m)	1,718
2,175	8.13%, 03/15/12	2,360
1,500	FRN, 4.70%, 10/01/10 (e)	1,478
	Williams Partners LP/Williams
	Partners Finance Corp.,
2,345	7.25%, 02/01/17	2,398
1,600	7.50%, 06/15/11 (c)	1,680

		160,754

	Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada,
2,505	6.00%, 06/20/13	1,077
1,100	7.75%, 06/15/11 (c)	531
5,135	8.38%, 04/01/15 (c)	2,246
	Abitibi-Consolidated, Inc., (Canada),
680	8.55%, 08/01/10	374
1,945	8.85%, 08/01/30	759
4,150	Bowater Canada Finance Corp., 7.95%, 11/15/11 (c)	2,905
4,823	Cascades, Inc., (Canada), 7.25%, 02/15/13 (m)	4,244
	Domtar Corp.,
4,300	7.13%, 08/15/15 (c)	4,107
2,645	7.88%, 10/15/11	2,714
	Georgia-Pacific LLC,
3,590	7.00%, 01/15/15 (c) (e)	3,572
5,040	7.13%, 01/15/17 (e)	4,977
4,500	Jefferson Smurfit Corp., 8.25%, 10/01/12	4,140
	NewPage Corp.,
1,725	10.00%, 05/01/12 (c) (e)	1,837
4,200	12.00%, 05/01/13 (c)	4,442
	Smurfit-Stone Container Enterprises, Inc.,	1,138
1,320	8.00%, 03/15/17 (m)
2,000	8.38%, 07/01/12 (c)	1,860
	Verson Paper Holdings LLC / Verson Paper, Inc.,
3,000	9.13%, 08/01/14	3,083
3,625	11.38%, 08/01/16	3,670

		47,676

	Pharmaceuticals — 0.9%
5,733	Celtic Pharma Phinco B.V., 17.00%, 06/15/12 (i)	5,734
	Elan Finance plc/Elan Finance Corp., (Ireland),
8,830	7.75%, 11/15/11	8,631
4,160	FRN, 6.68%, 11/15/11	3,911
865	Valeant Pharmaceuticals International, 7.00%, 12/15/11	835

		19,111

	Road & Rail — 0.6%
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16 (c)	858
	Kansas City Southern de Mexico S.A. de C.V.,
1,454	7.38%, 06/01/14	1,414
1,960	7.63%, 12/01/13	1,923
4,450	Kansas City Southern Railway, 8.00%, 06/01/15 (c)	4,483
	Quality Distribution LLC/QD Capital Corp.,
2,275	9.00%, 11/15/10 (i) (m)	1,593
2,050	FRN, 7.21%, 01/15/12 (i) (m)	1,363

		11,634

	Semiconductors & Semiconductor Equipment — 2.2%
7,950	Amkor Technology, Inc., 7.13%, 03/15/11	7,751
	Freescale Semiconductor, Inc.,
4,425	8.88%, 12/15/14	3,916
2,000	FRN, 6.68%, 12/15/14 (c)	1,690
	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg),
2,775	6.88%, 12/15/11 (c)	2,165
4,100	8.00%, 12/15/14 (c) (m)	2,460
4,875	FRN, 6.05%, 12/15/11 (m)	3,729
	NXP BV/NXP Funding LLC, (Netherlands),
9,255	7.88%, 10/15/14 (c)	8,978
4,620	FRN, 5.46%, 10/15/13 (c)	4,227
2,219	Smart Modular Technologies, (Cayman Islands), FRN, 8.20%, 04/01/12	2,197
10,475	Spansion, Inc., FRN, 6.20%,
	06/01/13 (e)	7,647
	STATS ChipPAC Ltd.,
	(Singapore),
1,000	6.75%, 11/15/11	1,004
600	7.50%, 07/19/10 (c)	612

		46,376

	Specialty Retail — 1.4%
5,800	ACE Hardware Corp., 9.13%, 06/01/16 (c) (e)	5,568
1,650	Brown Shoe Co., Inc., 8.75%, 05/01/12	1,634
8,075	Collective Brands, Inc., 8.25%, 08/01/13	7,227
13,597	General Nutrition Centers, Inc., PIK, 7.20%, 03/15/14 (c)	11,897
3,250	Southern States Cooperative, Inc., 11.00%, 11/01/10 (e)	3,315

		29,641

	Textiles, Apparel & Luxury Goods — 0.4%
5,080	Broder Brothers Co., 11.25%, 10/15/10 (m)	3,340
4,925	Hanesbrands, Inc., FRN, 8.20%, 12/15/14	4,580

		7,920

	Tobacco — 0.4%
	Alliance One International, Inc.,
7,582	11.00%, 05/15/12	7,809
1,150	12.75%, 11/15/12	1,185

		8,994

	Trading Companies & Distributors — 0.2%
4,150	Interline Brands, Inc., 8.13%, 06/15/14 (c)	4,046

	Wireless Telecommunication Services — 0.9%
	Cricket Communications, Inc.,
3,635	9.38%, 11/01/14 (c) (e)	3,508
4,000	iPCS, Inc., FRN, 5.00%, 05/01/13	3,440
10,275	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (c)	9,877
4,000	Sprint Nextel Corp., 6.00%, 12/01/16	3,300

		20,125

	Total Corporate Bonds (Cost $1,735,205)	1,652,251

SHARES	SECURITY DESCRIPTION	VALUE($)

	Common Stocks — 0.3%
	Airlines — 0.1%
174	Delta Air Lines, Inc. (a) (c)	1,073

	Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc. (a) (i)	43
1	XO Holdings, Inc. (a)	1

		44

	Independent Power Producers & Energy Traders — 0.0% (g)
7	Mirant Corp. (a)	278

	Media — 0.2%
160	Time Warner Cable, Inc., Class A (a)	4,774

	Specialty Retail — 0.0% (g)
19	Mattress Discounters Corp. (a) (f) (i)	31

	Textiles, Apparel & Luxury Goods — 0.0%
66	WestPoint International, Inc. (a) (f)	—

	Total Common Stocks (Cost $12,840)	6,200

	Preferred Stocks — 0.0% (g)
	Media — 0.0% (g)
64	Spanish Broadcasting System Inc. (a)	—	(h)

1	Spanish Broadcasting System
	Inc., PIK, 10.75%, 10/15/08 (x)	585

	Total Preferred Stocks (Cost $751)	585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Loan Participations & Assignments — 14.7%
	Aerospace & Defense — 0.3%
347	Hawker Beechcraft Acquisition
	Company LLC, Letter of Credit, 4.70%, 03/26/14	325
5,949	Hawker Beechcraft Acquisition Company LLC, Term Loan, 4.70%, 03/26/14	5,578

		5,903

	Airlines — 0.2%
	Delta Air Lines, Inc., First Lien Term Loan,
285	4.68%, 04/30/12	240
4,863	4.90%, 04/30/12	4,105

		4,345

	Automobiles — 0.3%

2,985	DaimlerChrysler Financial, 1st Lien, 6.80%, 08/03/12	2,665
4,932	Ford Motor Co., Term Loan B, 5.80%, 12/15/13	4,246

		6,911

	Building Products — 0.3%
5,351	Associated Materials, Inc., Term Loan, 4.90%, 08/29/10	4,976
313	Jacuzzi Brands Corp., 1st Lien Letter of Credit, 2.60%, 02/07/14	248
	Jacuzzi Brands Corp., 1st Lien Term B,
7	5.13%, 02/07/14	6
3,512	5.29%, 02/07/14	2,777

		8,007

	Capital Markets — 0.2%
	LPL Holdings, Inc., Tranche C, D Term Loan,
4,901	4.70%, 06/28/13	4,594

	Chemicals — 0.8%
6,983	Millenium Inorganic Chemical, 1st Lien, 4.95%, 05/15/14 (i)	6,179
2,000	Millenium Inorganic Chemical, 2nd Lien, 8.45%, 05/15/14 (i)	1,533
5,921	Momentive Performance Materials, Inc., Term Loan B, 4.69%, 12/04/13	5,551
498	Texas PetroChemicals LP, Incremental Term Loan B, 5.25%, 06/27/13	463
	Texas PetroChemicals LP, Term Loan B,
617	5.25%, 06/27/13	574
857	5.44%, 06/27/13	797

		15,097

	Commercial Services & Supplies— 0.4%
	Clarke American Corp., Tranche B Term Loan,
8,221	5.20%, 04/01/14	6,887
2,550	5.20%, 04/01/14	2,137

		9,024

	Computers & Peripherals — 0.3%
2,955	Stratus Technologies, Inc., 1st Lien Term Loan, 6.45%, 03/29/11	2,216
4,023	Stratus Technologies, Inc., 2nd Lien Term Loan, 12.45%, 03/29/12	3,279

		5,495

	Construction & Engineering — 0.1%
	Rental Service Corp., 2nd Lien Initial Term Loan,
2,388	6.23%, 11/30/13	2,047

	Diversified Financial Services — 0.1%
	Checksmart Financial Co., Term Loan B,
1,482	5.29%, 05/01/13	734
2,884	5.45%, 05/01/13	1,427

		2,161

	Diversified Telecommunication Services—0.4%
4,874	CavTel Holdings LLC, Term Loan, (Germany), 10.50%, 03/24/12	3,981
	ML Level 3 Communications, Term Loan, (Germany),
714	4.80%, 03/13/14	657
286	4.96%, 03/13/14	263
314	PAETEC Holding Corp., 1st Lien, 4.88%, 02/28/13	304
3,337	Time Warner Telecom Holdings, Inc., Term Loan B, 4.39%, 10/06/13	3,183

		8,388

	Electrical Equipment — 0.2%
	Baldor Electric Co., Term Loan,
2,086	4.19%, 01/31/14	2,010
1,759	4.69%, 01/31/14	1,696

		3,706

	Electronic Equipment & Instruments — 0.1%
1,450	Isola Group S.A.R.L., 1st Lien, 7.45%, 12/18/13	1,247
750	Isola Group S.A.R.L., 2nd Lien, 10.65%, 12/18/13	660

		1,907

	Energy Equipment & Services — 0.2%
	Moreno Group LLC, Delayed Draw,
224	5.13%, 05/10/14	192
106	5.20%, 05/10/14	91
222	5.47%, 05/10/14	191
	Moreno Group LLC, Term Loan B,
1,494	5.13%, 05/10/14 (i)	1,285
1,250	5.53%, 05/10/14	1,075
1,667	5.71%, 01/30/09	1,434

		4,268

	Health Care Equipment & Supplies— 0.5%
8,955	Biomet, Inc., 1st Lien Term Loan, 5.70%, 03/15/15	8,714
	Onex Carestream, 1st Lien,
352	4.38%, 04/30/13	300
894	4.70%, 04/30/13	763
1,560	4.90%, 04/30/13	1,331

		11,108

	Health Care Providers & Services— 1.2%
4,308	Community Health Systems, Inc., Term Loan, 5.34%, 07/25/14	4,056
10,180	HCA, Inc., Term Loan B, 4.95%, 11/14/13	9,583
955	Iasis Healthcare, Delayed Draw Term Loan, 4.38%, 03/14/14	906
3,215	Iasis Healthcare, Term Loan B, 4.38%, 03/14/14	3,052
296	Iasis Healthcare, Term Loan B SY LC, 2.28%, 03/14/14	281
9,102	Vanguard Health Holding Co., Replacement Term Loan, 5.13%, 09/23/11	8,799

		26,677

	Hotels, Restaurants & Leisure —1.4%
597	ARAMARK Corp., Letter of Credit Facility Deposit, 7.07%, 01/26/14	561
9,403	ARAMARK Corp., Term Loan, 4.57%, 01/26/14	8,838
3,667	Fontainebleau Las Vegas, Initial Term Loan, 6.26%, 06/06/14	3,117
528	Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, 4.45%, 07/26/13	474
701	Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, 4.45%, 07/26/13	629
1,751	Isle of Capri Casinos, Inc., Term Loan B, 4.45%, 07/26/13	1,572
168	Outback Steakhouse, Prerefunded RC Commitment, 2.67%, 06/14/14	144
4,149	Outback Steakhouse, Term Loan B, 5.00%, 06/14/14	3,559
	Six Flags Theme Parks, Inc., Tranche B Term Loan,
342	4.60%, 05/25/13	307
4,941	4.65%, 05/25/13	4,216
18	4.65%, 05/25/13	16
1,647	5.33%, 05/25/13	1,405
	Venetian Macau, Term Loan B,
7,333	4.95%, 05/25/13	7,087

		31,925

	Household Products — 0.3%
329	Spectrum Brands, Letter of Credit, 2.68%, 03/30/13	313
	Spectrum Brands, Term B Loan,
2,474	6.59%, 03/30/13	2,351
597	6.68%, 03/30/13	568
1,680	6.71%, 03/30/13	1,596
2,053	6.72%, 03/30/13	1,951
523	6.73%, 03/30/13	497

		7,276

	Independent Power Producers & Energy Traders — 2.0%
27,539	Calpine Corp., 1st Priority Term Loan, 5.58%, 03/29/14	26,622
3,405	NRG Energy, Inc., Credit-Linked Deposit, 2.60%, 06/08/14	3,275
	NRG Energy, Inc., Term Loan B,
6,972	4.20%, 06/08/14	6,691
	TXU, Initial Tranche B-2 Term Loan,
1,706	6.23%, 08/07/14	1,604
286	6.48%, 08/07/14	269
	TXU, Initial Tranche B-3 Term Loan,
1,995	6.48%, 08/07/14	1,876

		40,337

	Industrial Conglomerates — 0.3%
1,393	Rexnord Corp., Incremental Tranche B-2 Term B Loan, 4.98%, 07/21/13	1,309
	Rexnord Corp., Term Loan B,
131	5.10%, 07/21/13	123
3,607	5.32%, 07/21/13	3,390

		4,822

	Insurance — 0.1%
283	HUB International, Delayed Draw Term Loan, 5.20%, 06/13/14	256
1,622	HUB International, Initial Term Loan B, 5.20%, 06/13/14	1,466

990	Swett & Crawford, 1st Lien, 4.97%, 04/03/14	752

		2,474

	IT Services — 0.6%
1,493	CompuCom Systems, Term Loan, 5.89%, 08/23/14	1,328
	First Data Corp., Initial B1 Term Loan,
2,524	5.14%, 09/24/14	2,339
77	5.35%, 09/24/14	71
186	5.45%, 09/24/14	172
	First Data Corp., Initial B3 Term Loan,
8,344	5.35%, 09/24/14	7,744
596	5.45%, 09/24/14	553

		12,207

	Machinery — 0.2%
7,023	BOC Edwards, 1st Lien B Loan, 4.64%, 05/31/14	4,668
	Chart Industries, Term Loan B,
14	4.44%, 10/17/12	13
97	7.19%, 10/17/12	94

		4,775

	Media — 2.7%
128	Cenveo Corp., Delayed Draw Term Loan, 4.35%, 06/21/13	121
4,359	Cenveo Corp., Term C, 4.35%, 06/21/13	4,114
	Idearc, Inc., Tranche B Term Loan,
233	4.39%, 11/17/14	194
5,238	4.70%, 11/17/14	4,358
1,000	Intelsat Bermuda Ltd., Term Loan, 5.20%, 02/02/14	1,006
6,350	Intelsat Corp., Term Loan, 9.25%, 08/15/14	6,223
13,728	Intelsat Subsidiary Holding Co., Ltd., Term Loan, 8.88%, 01/15/15	13,522
6,033	Newport Television LLC, Term Loan B, 8.00%, 09/14/16	5,754
2,239	Sirius Satellite Radio, Term Loan, 4.69%, 06/20/12	2,060
	Univision Communications, Inc., 1st Lien Initial Term Loan,
589	4.63%, 09/20/14	497
9,161	5.15%, 09/20/14	7,731
1,541	Univision Communications, Inc., 2nd Lien, 4.88%, 03/29/09	1,477
1,069	Valassis Communications, Inc., Delayed Draw Term Loan, 4.58%, 03/02/14	1,006
3,236	Valassis Communications, Inc., Term Loan B, 4.45%, 03/02/14	3,044
	WMG Acquisition Term Loan,
1,296	4.38%, 02/28/11	1,198
452	4.40%, 02/28/11	417
1,079	4.64%, 02/28/11	997
1,079	4.65%, 02/28/11	997
1,068	4.92%, 02/28/11	987

		55,703

	Multiline Retail — 0.1%
1,500	Dollar General Corp., Tranche B- 1 Term Loan, 5.65%, 07/06/14	1,385

	Oil, Gas & Consumable Fuels — 0.2%
	Atlas Pipeline Partners, Term Loan,
5,000	5.14%, 07/27/14	4,937

	Paper & Forest Products — 0.3%
4,423	Abitibi - Consolidated, Term Loan, (Canada), 11.50%, 03/31/09	4,420
1,995	NewPage Corp., Term Loan, 6.31%, 11/01/14	1,988

		6,408

	Specialty Retail — 0.3%
	General Nutrition Centers, Inc., Tranche B Term Loan,
3,553	4.94%, 09/16/13	3,269
4,362	4.95%, 09/16/13	4,013

		7,282

	Textiles, Apparel & Luxury Goods — 0.2%
	Polymer Group, Inc., Term Loan B,
4,835	4.92%, 11/22/12	4,351

	Wireless Telecommunication Services — 0.4%
1,990	Alltel Communications, Initial Tranche B3 Term Loan, 5.25%, 08/07/14	1,848
	MetroPCS Wireless, Inc., Tranche B Term Loan,
2,529	5.00%, 11/03/13	2,416
4,391	5.13%, 11/03/13	4,193

		8,457

	Total Loan Participations & Assignments (Cost $323,936)	311,977

	Total Long-Term Investments (Cost $2,093,742)	1,990,296

Number of Rights

Rights — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
59	WestPoint International, Inc., Zero Coupon,, expiring 06/08/18 (a) (f) (Cost $—)	—

Number of Warrants

		Warrants — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
6		IdleAire Technologies Corp., Zero Coupon,, expiring 12/15/15 (Strike Price $1.00) (a)	–

		Diversified Telecommunication Services — 0.0% (g)
–	(h)	AboveNet, Inc., expiring 09/08/10, (Strike Price $24.00) (a) (i)	10
		XO Holdings, Inc.,
2		Class A expiring 1/16/2010, (Strike Price $6.25) (a)	–	(h)
2		Class B expiring 1/16/2010, (Strike Price $7.50) (a)	–	(h)
2		Class C expiring 1/16/2010, (Strike Price $10.00) (a)	–	(h)

			10

		Total Warrants (Cost $–)	10

SHARES

Short-Term Investment — 5.0%
Investment Company — 5.0%
106,460	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $106,460)	106,460

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 11.2%
	Asset-Backed Securities — 0.3%
2,387	GSAA Trust, Series 2005 - 15, Class A1, FRN, 2.48%, 06/25/08 (i)	2,387
3,882	GSAA Trust, Series 2006 - 3, Class A1, FRN, 2.47%, 06/25/08 (i)	3,882

		6,269

	Corporate Notes — 4.6%
14,000	Banque Federative du Credit Mutuel, (France), FRN, 2.56%, 08/13/08	14,000
9,000	BBVA Senior Finance S.A., (Spain), FRN, 2.95%, 03/12/10	9,000
10,500	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	10,500
4,000	Citigroup Global Markets, Inc., FRN, 2.68%, 06/06/08 (i)	4,000
6,000	General Electric Capital Corp., FRN, 2.15%, 03/12/10	5,875
4,000	Goldman Sachs Group, Inc., FRN, 2.51%, 02/13/09	4,000
13,000	Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	13,000
2,000	Monumental Global Funding II, FRN, 2.15%, 03/26/10	1,950
11,000	Monumental Global Funding III, FRN, 2.69%, 05/24/10	11,000
5,000	Pricoa Global Funding I, FRN, 2.16%, 12/15/09	5,000
5,000	Pricoa Global Funding I, FRN, 2.39%, 08/27/08	5,000
4,700	Unicredito Italiano Bank Ireland plc (Ireland), FRN, 2.65%, 08/08/08	4,700
10,000	World Savings Bank FSB, FRN, 2.54%, 06/20/08	10,000

		98,025

	Repurchase Agreements — 6.3%
50,000	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $50,010, collateralized by U.S. Government Agency Mortgages	50,000

50,640	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $50,650, collateralized by U.S. Government Agency Mortgages	50,640
32,500	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $32,506, collateralized by U.S. Government Agency Mortgages	32,500

		133,140

	Total Investments of Cash Collateral for Securities on Loan (Cost $237,609)	237,434

	Total Investments — 109.9% (Cost $2,437,811)	2,334,200
	Liabilities in Excess of Other Assets — (9.9)%	(209,415)

	NET ASSETS — 100.0%	$2,124,785

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,903
Aggregate gross unrealized depreciation	(123,514)

Net unrealized appreciation/depreciation	$(103,611)

Federal income tax cost of investments	$2,437,811

ABBREVIATIONS AND DEFINITIONS:

GMAC	-	General Motors Acceptance Corp.
PIK	-	Payment-in Kind
SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $15,658,000 which amounts to 0.7% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
High Yield Bond Fund

Level 1	$245,768	$—	$—	$—

Level 2	2,072,774	—	—	—

Level 3	15,658	—	—	—

Total	$2,334,200	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
High Yield Bond Fund

Balance as of 02/29/08	$6,111	$—	$—	$—

Realized gain (loss)	(25)	—	—	—

Change in unrealized appreciation (depreciation)	(125)	—	—	—

Net purchases (sales)	(375)	—	—	—

Net transfers in (out) of Level 3	10,072	—	—	—

Balance as of 05/31/08	$15,658	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intermediate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 97.4%
		Asset-Backed Securities — 1.9%
1,595		American Express Credit Account Master Trust, Series 2004 - 3, Class A, 4.35%, 12/15/11	1,605
		AmeriCredit Automobile Receivables Trust,
200		Series 2008 - AF, Class A3, 5.68%, 12/12/12	200
400		Series 2008 - AF, Class A4, 6.96%, 10/14/14	398
185		Bear Stearns Asset Backed Securities Trust, Series 2006 - SD1, Class A,FRN, 2.76%, 04/25/36 (i) (y)	148
		Capital One Auto Finance Trust,
500		Series 2007 - C, Class A2B, FRN, 2.93%, 05/17/10	492
200		Series 2007 - C, Class A3A, 5.13%, 04/16/12	187
		Citibank Credit Card Issuance Trust,
3,390		Series 2002 - C2, Class C2, 6.95%, 02/18/14	3,314
1,400		Series 2005 - B1, Class B1, 4.40%, 09/15/10	1,403
		CNH Equipment Trust,
300		Series 2008 - B, Class A3A, 4.78%, 07/16/12	299
600		Series 2008 - B, Class A4A, 5.60%, 11/17/14	597
391		Credit-Based Asset Servicing and Securitization LLC, Series 2006 - CB1, Class AF2, SUB, 5.24%, 01/25/36	375
1,000		Ford Credit Auto Owner Trust, Series 2006 - B, Class A4, 5.25%, 09/15/11	1,010
591		GE Capital Mortgage Services, Inc., Series 1999 - HE1, Class M,VAR, 6.71%, 04/25/29 (i)	537
930		Household Automotive Trust, Series 2005 - 1, Class A4, 4.35%, 06/18/12	920
500		Household Credit Card Master Note Trust I, Series 2006 - 1, Class A, 5.10%, 06/15/12	503
150		Indymac Residential Asset Backed Trust, Series 2006 - A, Class A3, FRN, 2.59%, 03/25/36	132
250		Long Beach Mortgage Loan Trust, Series 2006 - 8, Class 2A2, FRN, 2.48%, 09/25/36	221
208		MASTR Asset Backed Securities Trust, Series 2006 - HE3, Class A1,FRN, 2.43%, 08/25/36	201
		MBNA Credit Card Master Note Trust,
2,393		Series 2002 - C1, Class C1, 6.80%, 07/15/14	2,337
997		Series 2003 - C1, Class C1, FRN, 4.21%, 06/15/12	974
1,755		MBNA Master Credit Card Trust, Series 1999 - J, Class C, 7.85%, 02/15/12 (e)	1,787
100		Renaissance Home Equity Loan Trust, Series 2007 - 2, Class AF2, 5.68%, 06/25/37	94
442		Structured Asset Securities Corp., Series 2002 - 23XS, Class A7, 6.08%, 11/25/32	358
200		Volkswagen Auto Loan Enhanced Trust, Series 2008 - 1, Class A3, 4.50%, 07/20/12	200

		Total Asset-Backed Securities (Cost $18,552)	18,292

		Collateralized Mortgage Obligations — 43.4%
		Agency CMO — 36.7%
734		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.27%, 12/28/12	733
587		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	611
		Federal Home Loan Mortgage Corp. REMICS,
72		Series 11, Class D, 9.50%, 07/15/19	76
1		Series 41, Class I, 84.00%, 05/15/20	3
34		Series 46, Class B, 7.80%, 09/15/20	36
11		Series 47, Class F, 10.00%, 06/15/20	12
1		Series 85, Class C, 8.60%, 01/15/21	1
31		Series 99, Class Z, 9.50%, 01/15/21	33
134		Series 114, Class H, 6.95%, 01/15/21	134
—	(h)	Series 204, Class E, IF, HB, 1,380.12%, 05/15/23	5
10		Series 1079, Class S, IF, 25.29%, 05/15/21	13
10		Series 1084, Class F, FRN, 3.51%, 05/15/21	10
7		Series 1084, Class S, IF, HB, 33.69%, 05/15/21	11
68		Series 1144, Class KB, 8.50%, 09/15/21	68
—	(h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	5
1		Series 1196, Class B, IF, HB, 860.40%, 01/15/22	13
107		Series 1206, Class IA, 7.00%, 03/15/22	114
863		Series 1212, Class IZ, 8.00%, 02/15/22	889
75		Series 1250, Class J, 7.00%, 05/15/22	78
206		Series 1343, Class LA, 8.00%, 08/15/22	223
906		Series 1466, Class PZ, 7.50%, 02/15/23	977
12		Series 1470, Class F, FRN, 4.28%, 02/15/23	12
367		Series 1491, Class I, 7.50%, 04/15/23	393
366		Series 1518, Class G, IF, 7.26%, 05/15/23	358
345		Series 1541, Class O, FRN, 3.13%, 07/15/23	336
4		Series 1544, Class J, IF, 11.65%, 07/15/08	4
2		Series 1549, Class K, 8.50%, 07/15/08	2
498		Series 1558, Class D, 6.50%, 07/15/23	510
22		Series 1586, Class M, 5.00%, 09/15/08	22
11		Series 1602, Class SA, IF, 14.42%, 10/15/23	13
15		Series 1604, Class SA, IF, 9.43%, 11/15/08	15
30		Series 1606, Class SC, IF, 13.11%, 11/15/08	30
1,784		Series 1607, Class H, 6.25%, 10/15/13	1,812
1,196		Series 1608, Class L, 6.50%, 09/15/23	1,257
1,162		Series 1609, Class LG, IF, 11.78%, 11/15/23	1,214
416		Series 1611, Class JA, FRN, 3.38%, 08/15/23	417
380		Series 1611, Class JB, IF, 14.50%, 08/15/23	399
581		Series 1624, Class KZ, 6.00%, 12/15/08	581
41		Series 1625, Class SD, IF, 8.51%, 12/15/08	41
16		Series 1671, Class L, 7.00%, 02/15/24	16
24		Series 1685, Class Z, 6.00%, 11/15/23	24
11		Series 1689, Class SD, IF, 10.85%, 10/15/23	11
80		Series 1698, Class SC, IF, 11.09%, 03/15/09	81
144		Series 1700, Class GA, PO, 02/15/24	123
1,595		Series 1706, Class K, 7.00%, 03/15/24	1,688
115		Series 1745, Class D, 7.50%, 08/15/24	123
404		Series 1798, Class F, 5.00%, 05/15/23	403
16		Series 1807, Class G, 9.00%, 10/15/20	17
12		Series 1900, Class T, PO, 08/15/08	12
1,586		Series 1927, Class PH, 7.50%, 01/15/27	1,680
17		Series 1967, Class PC, PO, 10/15/08	17
767		Series 1981, Class Z, IO, 6.00%, 05/15/27	790
227		Series 1987, Class PE, 7.50%, 09/15/27	231
6		Series 2017, Class SE, IF, 12.21%, 12/15/08	6
510		Series 2025, Class PE, 6.30%, 01/15/13	521
120		Series 2033, Class SN, IF, IO, 16.70%, 03/15/24	60
324		Series 2038, Class PN, IO, 7.00%, 03/15/28	81
1,436		Series 2040, Class PE, 7.50%, 03/15/28	1,490
527		Series 2056, Class TD, 6.50%, 05/15/18	552
2,108		Series 2063, Class PG, 6.50%, 06/15/28	2,201
278		Series 2064, Class TE, 7.00%, 06/15/28	293
1,440		Series 2075, Class PH, 6.50%, 08/15/28	1,510
1,196		Series 2075, Class PM, 6.25%, 08/15/28	1,248
362		Series 2089, Class PJ, IO, 7.00%, 10/15/28	91
133		Series 2097, Class PV, 6.00%, 09/15/09	133
279		Series 2102, Class TC, 6.00%, 12/15/13	288
1,143		Series 2125, Class JZ, 6.00%, 02/15/29	1,181
138		Series 2163, Class PC, IO, 7.50%, 06/15/29	34
1,994		Series 2169, Class TB, 7.00%, 06/15/29	2,121
798		Series 2172, Class QC, 7.00%, 07/15/29	849
9		Series 2196, Class TL, 7.50%, 11/15/29	10
485		Series 2201, Class C, 8.00%, 11/15/29	512
889		Series 2210, Class Z, 8.00%, 01/15/30	938
390		Series 2224, Class CB, 8.00%, 03/15/30	406
548		Series 2256, Class MC, 7.25%, 09/15/30	571
842		Series 2259, Class ZM, 7.00%, 10/15/30	876
639		Series 2271, Class PC, 7.25%, 12/15/30	655
798		Series 2283, Class K, 6.50%, 12/15/23	848
398		Series 2296, Class PD, 7.00%, 03/15/31	419
200		Series 2306, Class K, PO, 05/15/24	161
487		Series 2306, Class SE, IF, IO, 6.93%, 05/15/24	94
296		Series 2333, Class HC, 6.00%, 07/15/31	304
605		Series 2344, Class QG, 6.00%, 08/15/16	627
8,879		Series 2344, Class ZD, 6.50%, 08/15/31	9,257
1,088		Series 2344, Class ZJ, 6.50%, 08/15/31	1,138
844		Series 2345, Class NE, 6.50%, 08/15/31	881
969		Series 2345, Class PQ, 6.50%, 08/15/16	1,014
855		Series 2347, Class VP, 6.50%, 03/15/20	896
1,236		Series 2351, Class PZ, 6.50%, 08/15/31	1,294
5,180		Series 2353, Class TD, 6.00%, 09/15/16	5,385
686		Series 2355, Class BP, 6.00%, 09/15/16	711
776		Series 2360, Class PG, 6.00%, 09/15/16	803
109		Series 2362, Class PD, 6.50%, 06/15/20	109
693		Series 2366, Class MD, 6.00%, 10/15/16	702
1,259		Series 2391, Class QR, 5.50%, 12/15/16	1,285
1,258		Series 2391, Class VQ, 6.00%, 10/15/12	1,294
719		Series 2392, Class PV, 6.00%, 12/15/20	728
291		Series 2410, Class HC, 5.50%, 02/15/09	294
799		Series 2410, Class NG, 6.50%, 02/15/32	833
935		Series 2410, Class OE, 6.38%, 02/15/32	967
2,527		Series 2410, Class QS, IF, 12.96%, 02/15/32	2,586
358		Series 2410, Class QX, IF, IO, 6.14%, 02/15/32	49
164		Series 2412, Class SE, IF, 11.19%, 02/15/09	165
1,595		Series 2412, Class SP, IF, 11.07%, 02/15/32	1,610
408		Series 2423, Class MC, 7.00%, 03/15/32	429
827		Series 2423, Class MT, 7.00%, 03/15/32	869
2,014		Series 2423, Class TB, 6.50%, 03/15/32	2,107
3,394		Series 2434, Class TC, 7.00%, 04/15/32	3,564
957		Series 2435, Class CJ, 6.50%, 04/15/32	1,000
1,595		Series 2435, Class VH, 6.00%, 07/15/19	1,648
1,196		Series 2441, Class GF, 6.50%, 04/15/32	1,252
986		Series 2444, Class ES, IF, IO, 5.44%, 03/15/32	86
1,093		Series 2450, Class GZ, 7.00%, 05/15/32	1,145
394		Series 2450, Class SW, IF, IO, 5.49%, 03/15/32	35
2,273		Series 2460, Class VZ, 6.00%, 11/15/29	2,334
3,689		Series 2466, Class DH, 6.50%, 06/15/32	3,850
3,988		Series 2466, Class PG, 6.50%, 04/15/32	4,141
1,568		Series 2474, Class NR, 6.50%, 07/15/32	1,636
2,328		Series 2484, Class LZ, 6.50%, 07/15/32	2,433
1,328		Series 2498, Class UD, 5.50%, 06/15/16	1,344
2,393		Series 2500, Class MC, 6.00%, 09/15/32	2,437
99		Series 2500, Class TD, 5.50%, 02/15/16	99
1,846		Series 2508, Class AQ, 5.50%, 10/15/17	1,885
2,393		Series 2512, Class PG, 5.50%, 10/15/22	2,410
531		Series 2513, Class YO, PO, 02/15/32	462
2,219		Series 2515, Class DE, 4.00%, 03/15/32	2,130
194		Series 2519, Class BT, 8.50%, 09/15/31	210
1,363		Series 2527, Class VU, 5.50%, 10/15/13	1,389
1,196		Series 2535, Class BK, 5.50%, 12/15/22	1,215
1,675		Series 2537, Class TE, 5.50%, 12/15/17	1,703
2,662		Series 2543, Class YX, 6.00%, 12/15/32	2,718
1,140		Series 2557, Class WJ, 5.00%, 07/15/14	1,149
1,414		Series 2565, Class MB, 6.00%, 05/15/30	1,446
3,190		Series 2575, Class ME, 6.00%, 02/15/33	3,243
946		Series 2586, Class WI, IO, 6.50%, 03/15/33	214
3,408		Series 2594, Class VA, 6.00%, 03/15/14	3,491
1,416		Series 2594, Class VP, 6.00%, 02/15/14	1,444
1,595		Series 2594, Class VQ, 6.00%, 08/15/20	1,648
2,838		Series 2597, Class AD, 6.50%, 03/15/32	2,975
2,303		Series 2597, Class DS, IF, IO, 5.04%, 02/15/33	202
4,822		Series 2599, Class DS, IF, IO, 4.49%, 02/15/33	369
5,351		Series 2610, Class DS, IF, IO, 4.59%, 03/15/33	464
3,163		Series 2611, Class SH, IF, IO, 5.14%, 10/15/21	300
1,595		Series 2617, Class GR, 4.50%, 05/15/18	1,547
959		Series 2619, Class IM, IO, 5.00%, 10/15/21	122
1,000		Series 2628, Class WA, 4.00%, 07/15/28	985
265		Series 2630, Class KN, 2.50%, 04/15/13	264
2,198		Series 2631, Class LC, 4.50%, 06/15/18	2,136
798		Series 2640, Class VE, 3.25%, 07/15/22	701
237		Series 2643, Class HI, IO, 4.50%, 12/15/16	18
1,982		Series 2651, Class VZ, 4.50%, 07/15/18	1,911
933		Series 2656, Class SH, IF, 14.06%, 02/15/25	1,012
1,114		Series 2668, Class SB, IF, 4.96%, 10/15/15	1,061
798		Series 2672, Class ME, 5.00%, 11/15/22	797
1,994		Series 2675, Class CK, 4.00%, 09/15/18	1,871
1,421		Series 2682, Class YS, IF, 4.76%, 10/15/33	964
2,000		Series 2684, Class PO, PO, 01/15/33	1,387
957		Series 2684, Class TO, PO, 10/15/33	451
663		Series 2686, Class GB, 5.00%, 05/15/20	672
589		Series 2691, Class WS, IF, 5.23%, 10/15/33	362
1,000		Series 2695, Class DE, 4.00%, 01/15/17	981
471		Series 2697, Class LE, 4.50%, 11/15/20	471
859		Series 2705, Class SC, IF, 5.23%, 11/15/33	582
859		Series 2705, Class SD, IF, 5.77%, 11/15/33	642
500		Series 2707, Class QE, 4.50%, 11/15/18	483
5,822		Series 2727, Class BS, IF, 5.30%, 01/15/34	3,385
89		Series 2727, Class PO, PO, 01/15/34	44
54		Series 2733, Class GF, FRN, 0.00%, 09/15/33	41
344		Series 2739, Class S, IF, 6.97%, 01/15/34	229
589		Series 2744, Class FE, FRN, 0.00%, 02/15/34	357
517		Series 2744, Class PC, 5.50%, 01/15/31	519
1,991		Series 2744, Class PD, 5.50%, 08/15/33	2,033
1,595		Series 2744, Class TU, 5.50%, 05/15/32	1,608
151		Series 2749, Class PK, IO, 5.00%, 09/15/22	1
1,000		Series 2752, Class PD, 5.00%, 03/15/26	1,014
676		Series 2753, Class S, IF, 6.97%, 02/15/34	452
389		Series 2755, Class SA, IF, 9.17%, 05/15/30	384
233		Series 2769, Class PO, PO, 03/15/34	111
1,519		Series 2776, Class SK, IF, 5.30%, 04/15/34	999
1,418		Series 2812, Class AB, 4.50%, 10/15/18	1,417
493		Series 2846, Class PO, PO, 08/15/34	301
1,000		Series 2992, Class LB, 5.00%, 06/15/20	979
2,000		Series 2999, Class NC, 4.50%, 12/15/18	1,954
1,000		Series 2999, Class ND, 4.50%, 07/15/20	950
1,000		Series 3047, Class OB, 5.50%, 12/15/33	1,022
636		Series 3068, Class AO, PO, 01/15/35	528
805		Series 3117, Class EO, PO, 02/15/36	633
265		Series 3134, Class PO, PO, 03/15/36	202
869		Series 3138, Class PO, PO, 04/15/36	657
877		Series 3150, Class PO, PO, 05/15/36	686
384		Series 3158, Class LX, FRN, 0.00%, 05/15/36	300
1,000		Series 3162, Class OB, 6.00%, 11/15/30	1,039
575		Series 3179, Class OA, PO, 07/15/36	456
416		Series 3189, Class SN, IF, 10.41%, 11/15/35	490
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
297		Series T - 41, Class 3A, VAR, 7.50%, 07/25/32	302
259		Series T - 51, Class 2A, VAR, 7.50%, 08/25/42	273
2,555		Series T - 54, Class 2A, 6.50%, 02/25/43	2,627
881		Series T - 54, Class 3A, 7.00%, 02/25/43	935
240		Series T - 58, Class APO, PO, 09/25/43	200
		Federal National Mortgage Association REMICS,
21		Series 1988 - 7, Class Z, 9.25%, 04/25/18	23
97		Series 1989 - 70, Class G, 8.00%, 10/25/19	104
40		Series 1989 - 78, Class H, 9.40%, 11/25/19	44
33		Series 1989 - 83, Class H, 8.50%, 11/25/19	36
33		Series 1989 - 89, Class H, 9.00%, 11/25/19	37
11		Series 1990 - 1, Class D, 8.80%, 01/25/20	12
17		Series 1990 - 7, Class B, 8.50%, 01/25/20	19
17		Series 1990 - 60, Class K, 5.50%, 06/25/20	17
16		Series 1990 - 63, Class H, 9.50%, 06/25/20	18
18		Series 1990 - 93, Class G, 5.50%, 08/25/20	19
—	(h)	Series 1990 - 94, Class H, HB, 504.00%, 08/25/20	3
—	(h)	Series 1990 - 95, Class J, HB, 1,118.04%, 08/25/20	4
81		Series 1990 - 102, Class J, 6.50%, 08/25/20	85
39		Series 1990 - 120, Class H, 9.00%, 10/25/20	43
7		Series 1990 - 134, Class SC, IF, 17.99%, 11/25/20	9
—	(h)	Series 1990 - 140, Class K, HB, 652.15%, 12/25/20	7
—	(h)	Series 1991 - 7, Class K, HB, 910.80%, 02/25/21	1
52		Series 1991 - 42, Class S, IF, 13.46%, 05/25/21	58
15		Series 1992 - 33, Class F, FRN, 3.41%, 03/25/22	15
47		Series 1992 - 143, Class MA, 5.50%, 09/25/22	48
350		Series 1993 - 25, Class J, 7.50%, 03/25/23	376
2,198		Series 1993 - 37, Class PX, 7.00%, 03/25/23	2,272
725		Series 1993 - 54, Class Z, 7.00%, 04/25/23	769
152		Series 1993 - 62, Class SA, IF, 12.88%, 04/25/23	177
198		Series 1993 - 122, Class M, 6.50%, 07/25/23	207
77		Series 1993 - 165, Class SD, IF, 7.90%, 09/25/23	79
1		Series 1993 - 170, Class SE, IF, 13.37%, 09/25/08	1
5		Series 1993 - 175, Class SA, IF, 13.85%, 09/25/08	5
325		Series 1993 - 178, Class PK, 6.50%, 09/25/23	341
3,988		Series 1993 - 183, Class KA, 6.50%, 10/25/23	4,228
2,572		Series 1993 - 189, Class PL, 6.50%, 10/25/23	2,704
34		Series 1993 - 190, Class S, IF, 9.43%, 10/25/08	34
8		Series 1993 - 196, Class FA, FRN, 4.18%, 10/25/08	8
339		Series 1993 - 225, Class SG, IF, 17.33%, 12/25/13	372
543		Series 1993 - 247, Class SA, IF, 17.23%, 12/25/23	666
1,160		Series 1993 - 250, Class Z, 7.00%, 12/25/23	1,216
2,047		Series 1993 - 257, Class C, PO, 06/25/23	1,868
30		Series 1994 - 9, Class E, 11/25/23	26
37		Series 1994 - 12, Class FC, FRN, 4.33%, 01/25/09	37
1		Series 1994 - 13, Class SK, IF, 12.58%, 02/25/09	1
34		Series 1994 - 17, Class JB, 6.50%, 02/25/09	1
7		Series 1994 - 20, Class Z, 6.50%, 02/25/09	7
116		Series 1994 - 34, Class DZ, 6.00%, 03/25/09	116
111		Series 1994 - 55, Class G, 6.75%, 12/25/23	111
1,419		Series 1996 - 14, Class SE, IF, IO, 6.94%, 08/25/23	273
4		Series 1996 - 20, Class L, PO, 09/25/08	4
30		Series 1996 - 24, Class E, PO, 03/25/09	30
67		Series 1996 - 27, Class FC, FRN, 2.91%, 03/25/17	66
17		Series 1996 - 39, Class J, PO, 09/25/08	17
133		Series 1996 - 59, Class J, 6.50%, 08/25/22	139
813		Series 1996 - 59, Class K, 6.50%, 07/25/23	838
648		Series 1997 - 20, Class IB, FRN, 1.84%, 03/25/27	18
673		Series 1997 - 20, Class IO, FRN, IO, 1.84%, 03/25/27	23
310		Series 1997 - 27, Class J, 7.50%, 04/18/27	322
276		Series 1997 - 29, Class J, 7.50%, 04/20/27	294
587		Series 1997 - 39, Class PD, 7.50%, 05/20/27	620
267		Series 1997 - 81, Class PI, IO, 7.00%, 12/18/27	67
44		Series 1998 - 4, Class C, PO, 04/25/23	37
22		Series 1998 - 27, Class B, PO, 12/25/08	22
586		Series 1998 - 36, Class ZB, 6.00%, 07/18/28	605
1,577		Series 2000 - 2, Class ZE, 7.50%, 02/25/30	1,680
740		Series 2001 - 4, Class PC, 7.00%, 03/25/21	786
1,088		Series 2001 - 5, Class OW, 6.00%, 03/25/16	1,118
2,177		Series 2001 - 33, Class ID, IO, 6.00%, 07/25/31	518
1,526		Series 2001 - 36, Class DE, 7.00%, 08/25/31	1,609
393		Series 2001 - 44, Class PD, 7.00%, 09/25/31	413
1,976		Series 2001 - 48, Class Z, 6.50%, 09/25/21	2,071
441		Series 2001 - 49, Class Z, 6.50%, 09/25/31	462
585		Series 2001 - 52, Class XM, 6.50%, 11/25/10	600
982		Series 2001 - 61, Class VB, 7.00%, 12/25/16	986
472		Series 2001 - 71, Class GU, 6.00%, 05/25/14	473
1,449		Series 2001 - 71, Class MB, 6.00%, 12/25/16	1,500
1,806		Series 2001 - 71, Class QE, 6.00%, 12/25/16	1,869
10,154		Series 2001 - 74, Class MB, 6.00%, 12/25/16	10,562
1,001		Series 2001 - 80, Class PE, 6.00%, 07/25/29	1,028
382		Series 2001 - 81, Class LO, 01/25/32	292
946		Series 2002 - 1, Class HC, 6.50%, 02/25/22	989
365		Series 2002 - 1, Class SA, IF, 17.41%, 02/25/32	414
816		Series 2002 - 2, Class UC, 6.00%, 02/25/17	839
1,802		Series 2002 - 3, Class OG, 6.00%, 02/25/17	1,867
312		Series 2002 - 8, Class SR, IF, 11.46%, 03/25/09	322
4,865		Series 2002 - 18, Class PC, 5.50%, 04/25/17	4,966
1,218		Series 2002 - 21, Class PE, 6.50%, 04/25/32	1,270
1,595		Series 2002 - 24, Class AJ, 6.00%, 04/25/17	1,653
1,150		Series 2002 - 28, Class PK, 6.50%, 05/25/32	1,199
1,584		Series 2002 - 37, Class Z, 6.50%, 06/25/32	1,620
2,884		Series 2002 - 56, Class UC, 5.50%, 09/25/17	2,942
1,053		Series 2002 - 59, Class AC, 6.00%, 03/25/28	1,056
1,703		Series 2002 - 61, Class PE, 5.50%, 05/25/16	1,715
1,000		Series 2002 - 71, Class KM, 5.00%, 11/25/17	1,003
3,190		Series 2002 - 74, Class LD, 5.00%, 01/25/16	3,225
3,988		Series 2002 - 74, Class PD, 5.00%, 11/25/15	4,028
4,464		Series 2002 - 74, Class VB, 6.00%, 11/25/31	4,532
1,743		Series 2002 - 84, Class VB, 5.50%, 04/25/15	1,763
257		Series 2002 - 91, Class UH, IO, 5.50%, 06/25/22	38
1,595		Series 2002 - 94, Class BK, 5.50%, 01/25/18	1,625
1,158		Series 2003 - 8, Class SB, IF, IO, 5.26%, 03/25/16	53
798		Series 2003 - 22, Class UD, 4.00%, 04/25/33	663
640		Series 2003 - 34, Class GB, 6.00%, 03/25/33	646
1,199		Series 2003 - 34, Class GE, 6.00%, 05/25/33	1,220
296		Series 2003 - 39, Class IO, IO, VAR, 6.00%, 05/25/33	71
1,595		Series 2003 - 47, Class PE, 5.75%, 06/25/33	1,580
686		Series 2003 - 52, Class SX, IF, 15.77%, 10/25/31	753
664		Series 2003 - 64, Class SX, IF, 6.68%, 07/25/33	487
1,539		Series 2003 - 71, Class DS, IF, 3.70%, 08/25/33	898
4,852		Series 2003 - 80, Class SY, IF, IO, 5.26%, 06/25/23	557
1,595		Series 2003 - 83, Class PG, 5.00%, 06/25/23	1,592
436		Series 2003 - 91, Class SD, IF, 8.51%, 09/25/33	402
1,196		Series 2003 - 106, Class US, IF, 5.49%, 11/25/23	884
3,102		Series 2003 - 116, Class SB, IF, IO, 5.21%, 11/25/33	363
2,161		Series 2003 - 117, Class JB, 3.50%, 06/25/33	1,989
798		Series 2003 - 128, Class KE, 4.50%, 01/25/14	799
998		Series 2003 - 130, Class SX, IF, 7.93%, 01/25/34	973
1,288		Series 2004 - 10, Class SC, IF, 19.03%, 02/25/34	1,450
1,193		Series 2004 - 14, Class SD, IF, 5.49%, 03/25/34	765
1,000		Series 2004 - 21, Class AE, 4.00%, 04/25/19	924
250		Series 2004 - 21, Class CO, PO, 04/25/34	129
1,595		Series 2004 - 25, Class PC, 5.50%, 01/25/34	1,616
940		Series 2004 - 25, Class SA, IF, 12.95%, 04/25/34	1,014
1,037		Series 2004 - 36, Class PC, 5.50%, 02/25/34	1,040
1,492		Series 2004 - 36, Class SA, IF, 12.95%, 05/25/34	1,563
1,131		Series 2004 - 76, Class CL, 4.00%, 10/25/19	1,060
535		Series 2005 - 52, Class PA, 6.50%, 06/25/35	557
2,000		Series 2005 - 68, Class PG, 5.50%, 08/25/35	2,024
2,410		Series 2005 - 84, Class XM, 5.75%, 10/25/35	2,471
2,620		Series 2005 - 110, Class GJ, 5.50%, 11/25/30	2,667
812		Series 2006 - 22, Class AO, PO, 04/25/36	621
866		Series 2006 - 59, Class QO, PO, 01/25/33	684
790		Series 2006 - 65, Class QO, PO, 07/25/36	618
398		Series 2006 - 72, Class GO, PO, 08/25/36	310
1,500		Series 2006 - 77, Class PC, 6.50%, 08/25/36	1,592
1,734		Series 2006 - 110, Class PO, PO, 11/25/36	1,310
1,938		Series 2008 - 16, Class IS, IF, IO, 3.81%, 03/25/38	151
29		Series G - 14, Class L, 8.50%, 06/25/21	30
147		Series G - 18, Class Z, 8.75%, 06/25/21	161
44		Series G - 22, Class G, 6.00%, 12/25/16	45
102		Series G - 35, Class M, 8.75%, 10/25/21	112
—	(h)	Series G92 - 27, Class SQ, IF, HB, 9,002.40%, 05/25/22	16
434		Series G92 - 35, Class E, 7.50%, 07/25/22	462
25		Series G92 - 42, Class Z, 7.00%, 07/25/22	27
614		Series G92 - 44, Class ZQ, 8.00%, 07/25/22	660
469		Series G92 - 54, Class ZQ, 7.50%, 09/25/22	501
97		Series G93 - 5, Class Z, 6.50%, 02/25/23	101
103		Series G95 - 1, Class C, 8.80%, 01/25/25	113
		Federal National Mortgage Association STRIPS,
5		Series 50, Class 2, IO, 10.50%, 03/01/19	1
34		Series 218, Class 2, IO, 7.50%, 04/01/23	8
493		Series 329, Class 1, PO, 01/01/33	364
1,129		Series 340, Class 1, PO, 09/01/33	803
		Federal National Mortgage Association Whole Loan,
194		Series 2002 - W5, Class A10, IF, IO, 5.71%, 11/25/30	10
116		Series 2002 - W5, Class A7, 6.25%, 08/25/30	116
1,211		Series 2003 - W1, Class 1A1, 6.50%, 12/25/42	1,238
345		Series 2003 - W4, Class 2A, 6.50%, 10/25/42	362
1,048		Series 2004 - W2, Class 2A2, 7.00%, 02/25/44	1,120
		Government National Mortgage Association,
360		Series 1994 - 3, Class PQ, 7.49%, 07/16/24	382
1,268		Series 1994 - 4, Class KQ, 7.99%, 07/16/24	1,340
2,393		Series 1994 - 7, Class PQ, 6.50%, 10/16/24	2,520
500		Series 1995 - 3, Class DQ, 8.05%, 06/16/25	544
135		Series 1995 - 7, Class CQ, 7.50%, 09/16/25	144
1,045		Series 1996 - 16, Class E, 7.50%, 08/16/26	1,098
213		Series 1998 - 26, Class K, 7.50%, 09/17/25	227
3,495		Series 1999 - 4, Class ZB, 6.00%, 02/20/29	3,604
3,112		Series 1999 - 10, Class ZC, 6.50%, 04/20/29	3,256
434		Series 1999 - 30, Class S, IF, IO, 6.10%, 08/16/29	42
387		Series 1999 - 41, Class Z, 8.00%, 11/16/29	411
269		Series 1999 - 44, Class PC, 7.50%, 12/20/29	286
628		Series 2000 - 6, Class Z, 7.50%, 02/20/30	669
111		Series 2000 - 9, Class Z, 8.00%, 06/20/30	120
2,617		Series 2000 - 9, Class ZJ, 8.50%, 02/16/30	2,844
1,044		Series 2000 - 14, Class PD, 7.00%, 02/16/30	1,099
300		Series 2000 - 16, Class ZN, 7.50%, 02/16/30	321
1,593		Series 2000 - 37, Class B, 8.00%, 12/20/30	1,644
131		Series 2000 - 38, Class AH, 7.15%, 12/20/30	134
1,004		Series 2001 - 7, Class PK, 6.50%, 03/20/31	1,049
54		Series 2001 - 32, Class WA, IF, 13.93%, 07/20/31	57
1,595		Series 2001 - 64, Class MQ, 6.50%, 12/20/31	1,660
370		Series 2002 - 7, Class PG, 6.50%, 01/20/32	386
511		Series 2002 - 31, Class S, FRN, 6.20%, 01/16/31	59
1,415		Series 2002 - 40, Class UK, 6.50%, 06/20/32	1,482
6,121		Series 2002 - 45, Class QE, 6.50%, 06/20/32	6,390
1,507		Series 2002 - 47, Class PG, 6.50%, 07/16/32	1,578
1,595		Series 2002 - 47, Class PY, 6.00%, 07/20/32	1,630
1,692		Series 2002 - 47, Class ZA, 6.50%, 07/20/32	1,745
136		Series 2002 - 51, Class SG, IF, 21.76%, 04/20/31	166
798		Series 2002 - 54, Class GB, 6.50%, 08/20/32	835
461		Series 2002 - 79, Class KV, 6.00%, 11/20/13	472
4,690		Series 2002 - 88, Class VA, 6.00%, 12/20/17	4,808
1,070		Series 2003 - 4, Class NI, IO, 5.50%, 01/20/32	128
930		Series 2003 - 4, Class NY, 5.50%, 12/20/13	949
292		Series 2003 - 24, Class PO, PO, 03/16/33	236
1,196		Series 2003 - 40, Class TJ, 6.50%, 03/20/33	1,255
1,200		Series 2003 - 52, Class AP, PO, 06/16/33	906
209		Series 2003 - 95, Class SC, IF, IO, 4.50%, 09/17/31	3
249		Series 2004 - 28, Class S, IF, 12.77%, 04/16/34	257
525		Series 2004 - 73, Class AE, IF, 9.70%, 08/17/34	517
963		Series 2007 - 49, Class NO, PO, 12/20/35	800
1,487		Series 2007 - 57, Class PO, PO, 03/20/37	1,165
967		Series 2008 - 25, Class SB, IF, IO, 4.42%, 03/20/38	84
1,485		Series 2008 - 32, Class PI, IO, 5.50%, 10/16/37	309
1,000		Series 2008 - 36, Class AY, 5.00%, 04/16/23	985
		Vendee Mortgage Trust,
1,950		Series 1994 - 1, Class 1, VAR, 5.62%, 02/15/24	1,975
2,870		Series 1996 - 1, Class 1Z, 6.75%, 02/15/26	3,003
954		Series 1996 - 2, Class 1Z, 6.75%, 06/15/26	1,013
3,779		Series 1997 - 1, Class 2Z, 7.50%, 02/15/27	4,107
964		Series 1998 - 1, Class 2E, 7.00%, 03/15/28	1,017

			362,871

		Non-Agency — 6.7%
1,500		American Home Mortgage Investment Trust, Series 2005 - 3, Class 2A4, FRN, 4.85%, 09/25/35	1,231
332		Banc of America Alternative Loan Trust, Series 2003 - 11, Class PO, PO, 01/25/34	202
		Banc of America Funding Corp.,
429		Series 2004 - 1, Class PO, PO, 03/25/34	242
334		Series 2005 - 7, Class 30PO, PO, 11/25/35	193
1,513		Series 2005 - E, Class 4A1, FRN, 4.11%, 03/20/35	1,484
		Banc of America Mortgage Securities, Inc.,
344		Series 2003 - 8, Class APO, PO, 11/25/33	241
825		Series 2004 - 1, Class APO, 02/25/34	497
603		Series 2004 - 6, Class APO, PO, 07/25/34	365
827		Series 2004 - J, Class 3A1, FRN, 5.07%, 11/25/34	811
		Bear Stearns Adjustable Rate Mortgage Trust,
381		Series 2003 - 7, Class 3A, VAR, 4.95%, 10/25/33 (i) (y)	369
1,569		Series 2006 - 1, Class A1, FRN, 4.63%, 02/25/36 (y)	1,500
786		Cendant Mortgage Corp., Series 2004 - 1, Class P, 02/25/34	470
		Citicorp Mortgage Securities, Inc.,
2,015		Series 2004 - 1, Class 3A1, 4.75%, 01/25/34	1,952
1,254		Series 2004 - 5, Class 2A5, 4.50%, 08/25/34	1,194
		Citigroup Mortgage Loan Trust, Inc.,
744		Series 2003 - UP3, Class A3, 7.00%, 09/25/33	752
1,568		Series 2003 - UST1, Class A1, 5.50%, 12/25/18	1,548
292		Series 2003 - UST1, Class PO1, PO, 12/25/18	221
210		Series 2003 - UST1, Class PO3, PO, 12/25/18	163
257		Series 2005 - 1, Class 2A1A, VAR, 6.65%, 04/25/35	242
		Countrywide Alternative Loan Trust,
2,961		Series 2002 - 8, Class A4, 6.50%, 07/25/32	2,964
2,693		Series 2004 - 2CB, Class 1A9, 5.75%, 03/25/34	2,386
1,000		Series 2004 - 18CB, Class 2A4, 5.70%, 09/25/34	893
1,300		Series 2005 - 54CB, Class 1A11, 5.50%, 11/25/35	1,133
1,000		Series 2007 - 21CB, Class 1A5, 6.00%, 09/25/37 (i)	684
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,919		Series 2003 - 26, Class 1A6, 3.50%, 08/25/33	2,497
576		Series 2003 - J13, Class PO, 01/25/34	346
1,410		Series 2003 - J7, Class 4A3, IF, 6.70%, 08/25/18	1,353
375		Series 2004 - HYB3, Class 2A, VAR, 4.08%, 06/20/34	375
1,661		Series 2005 - 22, Class 2A1, FRN, 5.25%, 11/25/35	1,518
480		Series 2005 - R1, Class 2APO, 03/25/35 (e)	268
		CS First Boston Mortgage Securities Corp.,
139		Series 1997 - 2, Class A, 7.50%, 06/25/20 (e)	139
704		Series 2003 - 23, Class 2A5, 5.00%, 10/25/18	642
554		Deutsche Mortgage Securities, Inc., Series 2004 - 1, Class 2APO, 10/25/18	396
		First Horizon Asset Securities, Inc.,
2,116		Series 2004 - AR7, Class 2A1, FRN, 4.92%, 02/25/35	2,074
798		Series 2004 - AR7, Class 2A2, FRN, 4.92%, 02/25/35	785
1,601		Series 2005 - AR1, Class 2A2, FRN, 5.00%, 04/25/35	1,529
294		GMAC Mortgage Corp. Loan Trust, Series 2003 - J7, Class A10, 5.50%, 11/25/33	277
1,000		GSR Mortgage Loan Trust, Series 2006 - 1F, Class 1A3, 5.50%, 02/25/36	904
1,167		Indymac Index Mortgage Loan Trust, Series 2005 - AR11, Class A7, FRN, IO, 0.71%, 08/25/35	15
1,571		MASTR Adjustable Rate Mortgages Trust, Series 2004 - 13, Class 2A1, FRN, 3.82%, 04/21/34	1,568
		MASTR Alternative Loans Trust,
539		Series 2003 - 9, Class 8A1, 6.00%, 01/25/34	484
284		Series 2004 - 7, Class 30PO, PO, 08/25/34	166
722		Series 2004 - 10, Class 1A1, 4.50%, 09/25/19	669
		MASTR Asset Securitization Trust,
351		Series 2003 - 4, Class 2A2, 5.00%, 05/25/18	349
500		Series 2004 - 8, Class PO, PO, 08/25/19	347
1,890		MASTR Resecuritization Trust, Series 2005 - PO, Class 3PO, PO, 05/28/35 (e)	1,215
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 1,371.60%, 04/20/21	1
445		MortgageIT Trust, Series 2005 - 1, Class 1A1, FRN, 2.71%, 02/25/35	415
		Nomura Asset Acceptance Corp.,
908		Series 2003 - A1, Class A1, 5.50%, 05/25/33	841
665		Series 2003 - A1, Class A2, 6.00%, 05/25/33	599
55		Series 2003 - A1, Class A5, 7.00%, 04/25/33	53
569		Series 2004 - R2, Class A1, VAR, 6.50%, 10/25/34 (e)	575
1		Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	1
		Residential Accredit Loans, Inc.,
812		Series 2002 - QS16, Class A3, IF, 11.62%, 10/25/17	850
3,964		Series 2002 - QS8, Class A5, 6.25%, 06/25/17	3,952
1,362		Series 2003 - QS14, Class A1, 5.00%, 07/25/18	1,293
944		Series 2003 - QS3, Class A2, IF, 11.24%, 02/25/18	977
1,646		Series 2003 - QS3, Class A8, IF, IO, 5.21%, 02/25/18	159
4,037		Series 2003 - QS9, Class A3, IF, IO, 5.16%, 05/25/18	468
798		Series 2004 - QS8, Class A2, 5.00%, 06/25/34	765
		Residential Funding Mortgage Securities I,
798		Series 2003 - S12, Class 4A5, 4.50%, 12/25/32	752
1,980		Series 2003 - S7, Class A17, 4.00%, 05/25/33	1,808
1,137		Series 2005 - SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,099
—	(h)	Rural Housing Trust, Series 1987 - 1, Class 3B, 7.33%, 04/01/26	—	(h)
223		Salomon Brothers Mortgage Securities VII, Inc., Series 2003 - UP2, Class PO1, PO, 12/25/18	181
		WaMu Mortgage Pass-Through Certificates,
427		Series 2003 - S10, Class A6, PO, 10/25/18	253
905		Series 2004 - S3, Class 2A3, FRN, 12.26%, 07/25/34	939
1,000		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005 - 4, Class CB7, 5.50%, 06/25/35	820
366		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003 - MS7, Class P, 03/25/33	233
		Wells Fargo Mortgage Backed Securities Trust,
577		Series 2003 - 11, Class 1APO, PO, 10/25/18	409
1,595		Series 2003 - 13, Class A7, 4.50%, 11/25/18	1,522
702		Series 2003 - 17, Class 2A4, 5.50%, 01/25/34	696
994		Series 2004 - 7, Class 2A2, 5.00%, 07/25/19	968
2,714		Series 2004 - BB, Class A4, FRN, 4.56%, 01/25/35	2,641
872		Series 2004 - EE, Class 3A1, FRN, 4.01%, 12/25/34	860
1,994		Series 2004 - S, Class A5, FRN, 3.54%, 09/25/34	1,981

			65,764

		Total Collateralized Mortgage Obligations (Cost $433,449)	428,635

		Commercial Mortgage-Backed Securities — 1.7%
2,200		Banc of America Commercial Mortgage, Inc., Series 2005 - 6, Class ASB,VAR, 5.18%, 09/10/47	2,144
		Bear Stearns Commercial Mortgage Securities,
21		Series 2000 - WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	21
1,100		Series 2005 - PWR9, Class AAB, 4.80%, 09/11/42 (y)	1,061
1,420		Series 2006 - PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	1,406
858		Series 2006 - PW14, Class A1, 5.04%, 12/11/38 (y)	859
1,022		Citigroup Commercial Mortgage Trust, Series 2006 - C4, Class A1,VAR, 5.73%, 03/15/49	1,036
422		CS First Boston Mortgage Securities Corp., Series 1998 - C2, Class A2, 6.30%, 11/15/30	424
461		DLJ Commercial Mortgage Corp., Series 1999 - CG2, Class A1B,VAR, 7.30%, 06/10/32	471
750		LB-UBS Commercial Mortgage Trust, Series 2008 - C1, Class A2,VAR, 6.15%, 04/15/41	755
1,850		Merrill Lynch Mortgage Trust, Series 2005 - MCP1, Class ASB,VAR, 4.67%, 06/12/43	1,785
1,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006 - 1, Class A4,VAR, 5.42%, 02/12/39	988
		Morgan Stanley Capital I,
965		Series 2006 - IQ12, Class A1, 5.26%, 12/15/43	970
370		Series 2006 - T23, Class A1, 5.68%, 08/12/41	376
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007 - C4, Class A3,VAR, 6.10%, 08/15/39	1,004
3,190		Wachovia Bank Commercial Mortgage Trust, Series 2004 - C15, Class A2, 4.04%, 10/15/41	3,158

		Total Commercial Mortgage- Backed Securities (Cost $16,726)	16,458

		Corporate Bonds — 27.3%
		Aerospace & Defense — 0.2%
250		Honeywell International, Inc., 5.30%, 03/01/18	246
1,100		Northrop Grumman Corp., 7.13%, 02/15/11	1,168
655		Systems 2001 AT LLC, (Cayman Islands) 7.16%, 12/15/11 (e)	677

			2,091

		Air Freight & Logistics — 0.4%
3,002		Federal Express Corp. 1998 Pass Through Trust, Series 981A, 6.72%, 01/15/22	3,153
350		United Parcel Service, Inc., 5.50%, 01/15/18	354

			3,507

		Airlines — 0.2%
419		American Airlines Pass Through Trust 1999, Series 99-1, 7.02%, 10/15/09 (c)	414
		Continental Airlines, Inc.,
798		Series 99-2, 7.06%, 09/15/09	788
164		7.26%, 03/15/20	159
250		7.49%, 10/02/10	242
534		UAL Pass-Through Trust, Series 01 - 1, 6.07%, 03/01/13	535

			2,138

		Automobiles — 0.3%
2,791		Daimler Finance North America LLC, 7.20%, 09/01/09	2,878

		Beverages — 0.1%
200		Anheuser-Busch Cos, Inc., 5.50%, 01/15/18	193
400		Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	449

			642

		Capital Markets — 5.1%
		Bear Stearns Cos., Inc. (The),
4,785		3.25%, 03/25/09 (y)	4,721
250		7.25%, 02/01/18 (y)	266
		Credit Suisse USA, Inc.,
439		4.70%, 06/01/09	442
1,595		5.50%, 08/15/13	1,596
6,460		6.13%, 11/15/11	6,648
		Goldman Sachs Group, Inc. (The),
1,061		3.88%, 01/15/09	1,061
598		4.75%, 07/15/13	584
1,000		5.15%, 01/15/14	971
1,675		5.25%, 10/15/13	1,643
1,900		5.95%, 01/18/18	1,859
1,914		6.60%, 01/15/12	1,989
4,387		6.88%, 01/15/11	4,602
399		7.35%, 10/01/09	413
		Lehman Brothers Holdings, Inc.,
1,390		Series MTNG, 4.80%, 03/13/14	1,259
700		6.00%, 07/19/12	679
1,795		6.63%, 01/18/12	1,792
50		6.75%, 12/28/17	47
		Merrill Lynch & Co., Inc.,
798		3.13%, 07/15/08	797
1,196		Series MTNC, 4.13%, 01/15/09	1,184
700		Series MTNC, 5.00%, 01/15/15	646
1,098		5.45%, 07/15/14	1,043
1,005		6.15%, 04/25/13	987
667		6.40%, 08/28/17	636
683		6.88%, 04/25/18	669
		Morgan Stanley,
957		4.25%, 05/15/10	934
578		4.75%, 04/01/14	533
4,466		6.60%, 04/01/12	4,557
4,885		6.75%, 04/15/11	4,997
2,393		State Street Corp., 7.65%, 06/15/10	2,522
		UBS AG (Switzerland),
500		5.75%, 04/25/18	487
200		5.88%, 12/20/17	199

			50,763

		Chemicals — 0.3%
250		Air Products & Chemicals, Inc., 4.15%, 02/01/13	244
200		Dow Chemical Co. (The), 6.00%, 10/01/12	205
1,196		Dow Chemical Co. (The), 6.13%, 02/01/11	1,236
125		EI Du Pont de Nemours & Co., 4.13%, 03/06/13	121
700		Monsanto Co., 7.38%, 08/15/12	767
300		Potash Corp. of Saskatchewan, (Canada) 4.88%, 03/01/13	296
400		Praxair, Inc., 4.63%, 03/30/15	388

			3,257

		Commercial Banks — 2.8%
		Barclays Bank plc (United Kingdom),
100		5.45%, 09/12/12	102
500		6.05%, 12/04/17 (e)	488
598		Branch Banking & Trust Co., 4.88%, 01/15/13	582
1,100		Fifth Third Bancorp, 5.45%, 01/15/17	998
		Keycorp,
1,595		Series MTNG, 4.70%, 05/21/09	1,590
250		6.50%, 05/14/13	245
1,000		M&T Bank Corp., 6.63%, 12/04/17	981
500		Marshall & Ilsley Corp., 5.35%, 04/01/11	496
917		Mellon Funding Corp., 3.25%, 04/01/09	910
300		National City Bank, FRN, 2.93%, 01/21/10	281
600		PNC Funding Corp., 5.25%, 11/15/15	558
1,495		Royal Bank of Canada, (Canada) 3.88%, 05/04/09	1,500
		SunTrust Banks, Inc.,
500		5.25%, 11/05/12	486
901		6.38%, 04/01/11	921
3,988		U.S. Bank N.A., 7.13%, 12/01/09	4,160
798		Wachovia Bank N.A., 7.80%, 08/18/10	841
		Wachovia Corp.,
2,791		3.50%, 08/15/08	2,789
1,712		3.63%, 02/17/09	1,701
300		5.50%, 05/01/13	296
1,750		5.75%, 02/01/18	1,690
		Wells Fargo & Co.,
1,784		3.13%, 04/01/09 (c)	1,779
700		5.00%, 11/15/14	681
835		5.63%, 12/11/17	834
		Wells Fargo Bank N.A.,
319		6.45%, 02/01/11	335
2,472		7.55%, 06/21/10	2,622

			27,866

		Communications Equipment — 0.1%
400		Cisco Systems, Inc., 5.50%, 02/22/16 (c)	405

		Computers & Peripherals — 0.3%
1,025		Hewlett-Packard Co., 5.40%, 03/01/17	1,013
		International Business Machines Corp.,
1,117		5.39%, 01/22/09	1,131
450		5.70%, 09/14/17	457

			2,601

		Consumer Finance — 1.6%
359		American General Finance Corp., 5.38%, 10/01/12	347
279		Capital One Bank USA N.A., 5.75%, 09/15/10	279
		Capital One Financial Corp.,
275		5.70%, 09/15/11	266
740		6.25%, 11/15/13	727
		HSBC Finance Corp.,
798		4.75%, 05/15/09	802
500		5.25%, 01/15/14	492
500		5.50%, 01/19/16	484
4,583		5.88%, 02/01/09	4,634
798		6.38%, 11/27/12	821
798		6.50%, 11/15/08	807
1,783		6.75%, 05/15/11	1,830
		International Lease Finance Corp.,
598		5.88%, 05/01/13	585
1,000		6.38%, 03/25/13	1,000
		SLM Corp.,
600		4.00%, 01/15/10	557
1,037		Series MTNA, 5.38%, 01/15/13	904
798		Toyota Motor Credit Corp., 2.88%, 08/01/08 (c)	798
798		Washington Mutual Finance Corp., 6.88%, 05/15/11	827

			16,160

		Diversified Financial Services — 6.3%
500		Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (c)	500
4,367		Associates Corp. of North America, 8.15%, 08/01/09	4,549
		Bank of America Corp.,
1,000		4.90%, 05/01/13	987
1,505		5.65%, 05/01/18	1,458
1,595		7.40%, 01/15/11	1,682
5,580		7.80%, 02/15/10	5,872
300		BHP Billiton Finance USA Ltd., (Australia) 5.40%, 03/29/17	289
		Caterpillar Financial Services Corp.,
320		Series MTNF, 3.45%, 01/15/09	319
400		4.85%, 12/07/12	399
250		5.45%, 04/15/18	248
300		5.50%, 03/15/16	300
		CIT Group, Inc.,
650		5.00%, 02/13/14	529
600		7.63%, 11/30/12 (c)	553
		Citigroup, Inc.,
798		4.25%, 07/29/09	797
500		4.70%, 05/29/15	462
1,994		5.63%, 08/27/12	1,989
200		6.00%, 08/15/17 (c)	196
500		6.13%, 11/21/17	494
1,000		6.13%, 05/15/18	981
319		6.20%, 03/15/09	323
225		ConocoPhillips Canada Funding Co. I, (Canada) 5.63%, 10/15/16	230
		General Electric Capital Corp.,
1,096		4.63%, 09/15/09	1,109
3,000		4.80%, 05/01/13	2,983
2,500		5.25%, 10/19/12 (c)	2,539
1,500		5.40%, 02/15/17	1,456
3,000		5.63%, 05/01/18	2,964
6,163		Series MTNA, 5.88%, 02/15/12	6,371
2,725		Series MTNA, 6.00%, 06/15/12	2,838
2,034		6.13%, 02/22/11	2,117
800		Genworth Global Funding Trusts, 5.20%, 10/08/10	800
2,752		HSBC Finance Corp., 8.00%, 07/15/10	2,885
		John Hancock Global Funding II,
957		3.50%, 01/30/09 (e)	956
957		7.90%, 07/02/10 (c) (e)	1,022
1,595		MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,580
550		National Rural Utilities Cooperative Finance Corp., 4.75%, 03/01/14 (c)	539
		New York Life Global Funding,
877		3.88%, 01/15/09 (e)	880
300		4.65%, 05/09/13 (e)	296
1,994		5.38%, 09/15/13 (e)	2,007
		Principal Life Global Funding I,
798		2.80%, 06/26/08 (e)	797
3,015		6.25%, 02/15/12 (e)	3,154
		Textron Financial Corp.,
815		5.13%, 02/03/11	824
500		5.40%, 04/28/13	495

			61,769

		Diversified Telecommunication Services — 2.5%
		AT&T, Inc.,
2,900		4.95%, 01/15/13	2,891
400		5.10%, 09/15/14	397
225		5.50%, 02/01/18	220
500		BellSouth Corp., 5.20%, 09/15/14	497
702		Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	725
3,270		British Telecommunications plc, (United Kingdom) 8.63%, 12/15/10	3,544
2,313		France Telecom S.A., (France) 7.75%, 03/01/11	2,477
2,233		Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	2,300
94		Nynex Corp., 9.55%, 05/01/10	97
		Sprint Capital Corp.,
319		7.63%, 01/30/11	309
718		8.38%, 03/15/12	698
		Telecom Italia Capital S.A. (Luxembourg),
800		4.95%, 09/30/14	736
700		5.25%, 11/15/13	668
250		7.00%, 06/04/18	251
700		Telefonica Emisiones SAU, (Spain) 5.86%, 02/04/13	706
1,117		TELUS Corp., (Canada) 8.00%, 06/01/11	1,205
200		Verizon Communications, Inc., 5.50%, 02/15/18	195
798		Verizon Florida LLC, 6.13%, 01/15/13	818
4,187		Verizon Global Funding Corp., 7.25%, 12/01/10	4,480
300		Verizon New England, Inc., 4.75%, 10/01/13	288
1,595		Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,550

			25,052

		Electric Utilities — 0.9%
319		Alabama Power Co., 4.70%, 12/01/10	323
917		Carolina Power & Light Co., 5.13%, 09/15/13	931
550		CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	547
100		CenterPoint Energy Resources Corp., 6.13%, 11/01/17	98
300		Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	330
250		Columbus Southern Power Co., 6.05%, 05/01/18	247
175		Connecticut Light & Power Co., 5.65%, 05/01/18	173
1,795		Duke Energy Carolinas LLC, 4.20%, 10/01/08 (c)	1,798
1,595		Exelon Generation Co. LLC, 6.95%, 06/15/11	1,654
169		Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	165
150		Midamerican Energy Co., 5.30%, 03/15/18	147
330		Pacific Gas & Electric Co., 5.63%, 11/30/17	330
125		Pacificorp, 6.90%, 11/15/11	133
100		Peco Energy Co., 5.35%, 03/01/18	99
869		PSEG Power LLC, 7.75%, 04/15/11	927
		Virginia Electric and Power Co.,
400		5.10%, 11/30/12	402
1,000		5.40%, 04/30/18	973

			9,277

		Electronic Equipment & Instruments — 0.0% (g)
120		Arrow Electronics, Inc., 6.88%, 07/01/13	125

		Food & Staples Retailing — 0.2%
1,196		Kroger Co. (The), 8.05%, 02/01/10	1,255
560		Wal-Mart Stores, Inc., 4.25%, 04/15/13	556

			1,811

		Food Products — 0.3%
		Kellogg Co.,
200		4.25%, 03/06/13	194
500		5.13%, 12/03/12	505
		Kraft Foods, Inc.,
1,200		6.13%, 02/01/18	1,174
1,000		6.13%, 08/23/18	976

			2,849

		Gas Utilities — 0.3%
100		Atmos Energy Corp., 5.13%, 01/15/13	97
3,230		Enron Corp., 6.75%, 07/01/05 (d) (f)	—
638		KeySpan Gas East Corp., 7.88%, 02/01/10	673
350		Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	372
1,037		Southern California Gas Co., 4.80%, 10/01/12	1,033
70		Texas Eastern Transmission LP, 7.30%, 12/01/10	75
365		TransCanada Pipelines Ltd., (Canada) 4.00%, 06/15/13	348

			2,598

		Health Care Equipment & Supplies — 0.0% (g)
100		Baxter International, Inc., 4.63%, 03/15/15	95

		Hotels, Restaurants & Leisure — 0.0% (g)
300		McDonald’s Corp., 4.30%, 03/01/13	296

		Household Products — 0.0% (g)
187		Procter & Gamble-ESOP, Series A, 9.36%, 01/01/21	234

		Industrial Conglomerates — 0.0% (g)
250		Siemens Financieringsmaatschappij N.V., (Netherlands) 5.75%, 10/17/16 (e)	249

		Insurance — 1.7%
		American International Group, Inc.,
1,515		4.25%, 05/15/13	1,418
300		5.45%, 05/18/17	284
2,393		ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,312
1,795		ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	1,789
		Berkshire Hathaway Finance Corp.,
1,000		4.60%, 05/15/13 (e)	995
700		5.40%, 05/15/18 (e)	699
200		Chubb Corp., 5.75%, 05/15/18	196
1,595		Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,649
700		MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	663
873		Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	857
1,755		Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,744
479		Nationwide Financial Services, 6.25%, 11/15/11	487
		Pacific Life Global Funding,
917		3.75%, 01/15/09 (e)	917
500		5.15%, 04/15/13 (e)	493
		Protective Life Secured Trusts,
853		4.00%, 10/07/09	846
1,595		4.00%, 04/01/11	1,512
200		Travelers Cos, Inc. (The), 5.80%, 05/15/18	196

			17,057

		Machinery — 0.1%
350		Eaton Corp., 5.60%, 05/15/18	344
175		Parker Hannifin Corp., 5.50%, 05/15/18	173

			517

		Media — 0.7%
570		Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	628
2,951		Comcast Cable Holdings LLC, 9.80%, 02/01/12	3,233
		Comcast Corp.,
479		5.50%, 03/15/11	478
200		5.90%, 03/15/16	199
718		COX Communications, Inc., 7.75%, 11/01/10	757
500		Time Warner Cable, Inc., 5.85%, 05/01/17	480
877		Time Warner Entertainment Co. LP, 10.15%, 05/01/12	996

			6,771

		Metals & Mining — 0.1%
805		Alcoa, Inc., 5.55%, 02/01/17	768

		Multiline Retail — 0.1%
600		Target Corp., 6.00%, 01/15/18	608

		Multi-Utilities — 0.4%
766		Dominion Resources, Inc., Series B, 6.25%, 06/30/12	796
798		DTE Energy Co., Series A, 6.65%, 04/15/09	813
1,595		Duke Energy Carolinas LLC, 5.63%, 11/30/12	1,644
200		Public Service Electric & Gas Co., 5.30%, 05/01/18	196
		Spectra Energy Capital LLC,
700		5.50%, 03/01/14	680
100		5.67%, 08/15/14	98

			4,227

		Oil, Gas & Consumable Fuels — 0.4%
400		Canadian Natural Resources Ltd., (Canada) 5.90%, 02/01/18	400
		ConocoPhillips,
300		5.20%, 05/15/18	295
1,874		8.75%, 05/25/10	2,049
		Marathon Oil Corp.,
500		5.90%, 03/15/18	494
400		6.00%, 10/01/17	399
700		XTO Energy, Inc., 4.63%, 06/15/13	678

			4,315

		Paper & Forest Products — 0.2%
		International Paper Co.,
1,316		4.00%, 04/01/10	1,285
514		4.25%, 01/15/09	513
160		Weyerhaeuser Co., 6.75%, 03/15/12	165

			1,963

		Pharmaceuticals — 0.2%
500		AstraZeneca plc, (United Kingdom) 5.40%, 06/01/14	511
850		GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	847
175		Schering-Plough Corp., 6.00%, 09/15/17	173

			1,531

		Real Estate Investment Trusts (REITs) — 0.1%
300		HRPT Properties Trust, 6.65%, 01/15/18	282
		Simon Property Group LP,
275		5.63%, 08/15/14	266
100		6.10%, 05/01/16	99

			647

		Real Estate Management & Development — 0.0% (g)
319		ERP Operating LP, 4.75%, 06/15/09	318

		Road & Rail — 0.3%
		Burlington Northern Santa Fe Corp.,
785		6.13%, 03/15/09	794
798		7.13%, 12/15/10	839
135		Norfolk Southern Corp., 7.70%, 05/15/17	152
		Union Pacific Corp.,
175		4.88%, 01/15/15	167
200		5.65%, 05/01/17	196
450		5.70%, 08/15/18	444

			2,592

		Software — 0.1%
		Oracle Corp.,
620		5.25%, 01/15/16	614
600		5.75%, 04/15/18	597

			1,211

		Specialty Retail — 0.0% (g)
350		Home Depot, Inc., 5.40%, 03/01/16	329

		Thrifts & Mortgage Finance — 0.7%
3,190		Countrywide Home Loans, Inc., 4.00%, 03/22/11	2,857
1,196		Wachovia Mortgage FSB, 4.50%, 06/15/09	1,197
		Washington Mutual Bank,
299		5.65%, 08/15/14	259
1,196		6.88%, 06/15/11	1,118
		Washington Mutual, Inc.,
1,085		4.20%, 01/15/10	998
300		7.25%, 11/01/17	267

			6,696

		Water Utilities — 0.0% (g)
300		American Water Capital Corp., 6.09%, 10/15/17 (e)	296

		Wireless Telecommunication Services — 0.3%
1,436		New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,538
1,650		Sprint Nextel Corp., 6.00%, 12/01/16	1,361
400		Vodafone Group plc, (United Kingdom) 5.00%, 09/15/15	384

			3,283

		Total Corporate Bonds (Cost $273,428)	269,792

		Foreign Government Securities — 0.6%
		Mexico Government International Bond (Mexico),
1,475		4.63%, 10/08/08 (c)	1,482
1,293		6.38%, 01/16/13	1,382
850		6.63%, 03/03/15	927
2,393		Province of Quebec, Series PA, (Canada), 5.75%, 02/15/09 (c)	2,428

		Total Foreign Government Securities (Cost $6,046)	6,219

		Mortgage Pass-Through Securities — 5.4%
		Federal Home Loan Mortgage Corp.,
344		ARM, 6.28%, 01/01/27	346
72		ARM, 7.13%, 07/01/26	72
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,779		4.00%, 05/01/14 - 08/01/18	1,716
701		4.50%, 10/01/18	687
824		5.00%, 12/01/17	825
204		5.50%, 06/01/17	207
280		6.00%, 04/01/18	288
174		6.50%, 05/01/17	181
1,428		6.50%, 04/01/18	1,482
170		7.00%, 08/01/10 - 09/01/12 (m)	178
45		7.50%, 10/01/14	46
80		7.50%, 08/01/08 - 07/01/11	82
37		8.50%, 01/01/10	39
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
208		6.00%, 12/01/22	213
361		6.50%, 11/01/22	376
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,480		5.50%, 07/01/35	1,475
907		6.00%, 01/01/34	924
98		7.00%, 04/01/22 - 04/01/26	104
69		7.50%, 08/01/25	75
86		8.00%, 07/01/20 - 11/01/24	93
229		8.50%, 07/01/28	253
10		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.50%, 12/01/13	11
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
45		12.00%, 08/01/15 - 07/01/19	49
		Federal National Mortgage Association,
426		ARM, 4.63%, 09/01/34	432
162		ARM, 4.81%, 09/01/27	163
1,501		ARM, 4.83%, 01/01/35	1,518
170		ARM, 4.89%, 03/01/29	170
1,496		ARM, 5.45%, 06/01/36	1,499
66		ARM, 5.93%, 03/01/19	66
31		ARM, 6.57%, 06/01/26	32
17		ARM, 6.79%, 08/01/19	18
		Federal National Mortgage Association, 15 Year, Single Family,
1,765		4.00%, 07/01/18	1,684
4,889		4.50%, 08/01/18 - 03/01/19	4,803
5,313		4.50%, 05/01/18 - 11/01/19	5,214
5,524		5.00%, 12/01/16 - 04/01/19	5,534
1,913		5.00%, 10/01/19	1,915
492		5.50%, 01/01/20	501
325		6.50%, 03/01/17 - 08/01/20	338
1,214		6.50%, 12/01/10 - 03/01/18	1,261
21		7.00%, 06/01/10	22
252		7.50%, 10/01/12	264
190		8.00%, 11/01/12	199
279		Federal National Mortgage Association, 20 Year, Single Family, 6.50%, 03/01/29	289
		Federal National Mortgage Association, 30 Year, Single Family,
2,111		5.00%, 11/01/33 - 12/01/34	2,048
3,098		5.50%, 04/01/33 - 12/01/33	3,088
1,436		6.00%, 12/01/32 - 09/01/33	1,465
548		6.50%, 08/01/31	571
269		7.00%, 07/01/25 - 09/01/27	287
34		7.00%, 08/01/32	36
149		7.50%, 11/01/22 - 05/01/25	161
474		8.00%, 06/01/27 - 11/01/28	515
36		8.00%, 03/01/21 - 05/01/24	39
289		8.50%, 07/01/24 - 02/01/30	317
214		9.00%, 09/01/19 - 12/01/30	235
11		9.00%, 04/01/26	12
62		9.50%, 12/01/18	69
28		10.00%, 02/01/24	32
37		12.50%, 01/01/16	41
		Federal National Mortgage Association, Other,
747		4.00%, 09/01/13	736
422		4.50%, 11/01/14	419
152		6.00%, 09/01/33	155
861		6.50%, 04/01/25	895
		Government National Mortgage Association II, 30 Year, Single Family,
57		8.00%, 08/20/26 - 09/20/26	63
25		8.00%, 06/20/28 - 08/20/28	27
		Government National Mortgage Association, 15 Year, Single Family,
328		6.00%, 10/15/17	338
21		6.50%, 07/15/09	21
78		7.50%, 02/15/12 - 03/15/12	81
5		8.00%, 05/15/09 - 10/15/09	5
341		8.00%, 01/15/16	362
		Government National Mortgage Association, 30 Year, Single Family,
1,500		6.00%, 03/20/28 - 11/15/28	1,535
1,029		6.50%, 01/15/24 - 09/15/28	1,070
331		6.50%, 02/15/33	344
1,259		7.00%, 08/15/23 - 02/15/24	1,351
414		7.00%, 06/15/33	446
185		7.50%, 11/15/22 - 09/20/28	198
185		7.50%, 01/15/26 - 06/15/32	199
165		8.00%, 05/15/22 - 10/20/28	180
161		8.00%, 09/15/22 - 08/15/28	175
190		8.50%, 03/15/17 - 04/20/25	209
62		8.50%, 05/20/25	68
106		9.00%, 01/15/09 - 11/15/24	116
202		9.50%, 10/15/09 - 12/15/25	224
91		12.00%, 11/15/19	102

		Total Mortgage Pass-Through Securities (Cost $53,193)	53,879

		Supranational — 0.0% (g)
160		Corp. Andina de Fomento, 5.20%, 05/21/13	158
80		Inter-American Development Bank, 8.40%, 09/01/09	85

		Total Supranational (Cost $240)	243

		U.S. Government Agency Securities — 1.4%
		Federal Home Loan Bank System,
5,267		4.72%, 09/20/12	5,262
798		6.21%, 06/02/09	825
387		Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (c)	417
		Federal National Mortgage Association,
3,190		5.50%, 03/15/11 (c)	3,364
957		6.13%, 03/15/12	1,031
2,672		6.25%, 02/01/11	2,813

		Total U.S. Government Agency Securities (Cost $13,436)	13,712

		U.S. Treasury Obligations — 15.7%
		U.S. Treasury Bonds,
18,227		11.75%, 11/15/14 (m)	20,564
15,114		12.00%, 08/15/13 (m)	15,398
1,042		12.50%, 08/15/14 (m)	1,162
		U.S. Treasury Bonds Coupon STRIPS,
500		02/15/10 (c)	479
12,348		02/15/11 (c)	11,421
2,000		08/15/11	1,816
3,150		05/15/12 (c)	2,785
7,976		02/15/13	6,781
1,596		08/15/13 (m)	1,329
798		11/15/13	656
239		02/15/12	212
399		08/15/12	347
4,625		11/15/12 (c)	3,982
15,773		02/15/14 (m)	12,804
8,184		05/15/14 (m)	6,576
15,798		08/15/14 (m)	12,546
9,437		11/15/14 (m)	7,407
300		02/15/15 (c)	232
4,500		05/15/15 (c)	3,438
498		08/15/15 (c)	375
8,048		11/15/15 (c)	5,982
18,889		02/15/16 (c)	13,901
3,478		05/15/16 (c)	2,513
1,595		08/15/16 (c)	1,138
4,000		05/15/17 (c)	2,716
1,050		02/15/18 (c)	688
		U.S. Treasury Bonds Principal STRIPS,
4,982		11/15/09	4,798
6,360		11/15/12 (c)	5,500
6,976		U.S. Treasury Inflation Indexed Bonds, 4.25%, 01/15/10 (c)	7,459
		U.S. Treasury Notes,
400		3.63%, 07/15/09	406
100		4.00%, 06/15/09	102

		Total U.S. Treasury Obligations (Cost $155,098)	155,513

		Total Long-Term Investments Cost 970,168)	962,743

SHARES

Short-Term Investment — 2.1%
Investment Company — 2.1%
21,241	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $21,241)	21,241

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 4.4%
	Corporate Notes — 2.9%
4,000	Banque Federative du Credit Mutuel, (France), FRN, 2.56%, 08/13/08	4,000
3,500	BBVA Senior Finance S.A., (Spain), FRN, 2.95%, 03/12/10	3,500
4,000	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	4,000
2,000	CDC Financial Products, Inc., FRN, 2.53%, 06/06/08	2,000
1,000	Citigroup Global Markets, Inc., FRN, 2.68%, 06/06/08	1,000
3,000	General Electric Capital Corp., FRN, 2.15%, 03/12/10	2,938
5,000	Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	5,000
3,500	Monumental Global Funding III, FRN, 2.69%, 05/24/10	3,419
3,000	Pricoa Global Funding I, FRN, 2.16%, 12/15/09	3,000

		28,857

	Repurchase Agreements — 1.5%
5,970	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $5,971, collateralized by U.S. Government Agency Mortgages	5,970
5,204	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $5,205, collateralized by U.S. Government Agency Mortgages	5,204
3,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $3,001, collateralized by U.S. Government Agency Mortgages	3,000

		14,174

	Total Investments of Cash Collateral for Securities on Loan (Cost $43,173)	43,031

	Total Investments — 103.9% (Cost $1,034,582)	1,027,015

	Liabilities in Excess of Other Assets — (3.9)%	(38,373)

	NET ASSETS — 100.0%	$988,642

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,982
Aggregate gross unrealized depreciation	(24,549)

Net unrealized appreciation/depreciation	($7,567)

Federal income tax cost of investments	$1,034,582

ABBREVIATIONS AND DEFINITIONS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
GMAC	-	General Motors Acceptance Corp.
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Intermediate Bond Fund

Level 1	$35,415	$—	$—	$—

Level 2	991,600	—	—	—

Level 3	—	—	—	—

Total	$1,027,015	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.0%
	Municipal Bonds — 99.0%

	Arizona — 1.0%
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	787

	California — 3.5%
	San Marcos Public Facilities Authority, Custody Receipts,
1,715	Rev., Zero Coupon, 01/01/19 (p)	1,082
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,745

		2,827

	Colorado — 1.0%
1,000	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/15 (p)	759

	Kansas — 2.5%
1,600	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,258
1,000	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	752

		2,010

	Kentucky — 82.0%
	Boone County, School District Finance Corp., School Building,
1,000	Series B, Rev., FSA, 5.38%, 08/01/10 (p)	1,071
1,740	Series B, Rev., 5.38%, 08/01/10 (m) (p)	1,864
1,010	City of Bowling Green, GO, 5.25%, 06/01/10	1,065
	City of Richmond, Water, Gas & Sewer,
100	Series A, Rev., MBIA, 5.00%, 07/07/08	102
255	Series B, Rev., MBIA, 5.00%, 07/07/08	261
	Fayette County, School District Finance Corp.,
2,000	Rev., 5.38%, 09/15/09 (p)	2,103
1,000	Rev., 5.50%, 09/15/09 (p)	1,053
1,645	Rev., 5.50%, 06/01/10 (p)	1,762
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/07/08	451
	Hardin County, School District Finance Corp.,
2,465	Rev., 5.50%, 02/01/10 (p)	2,618
1,000	Jefferson County Capital Projects Corp., Series A, Rev., FSA, 4.25%, 06/01/17	962
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 07/07/08	941
	Jefferson County, School District Finance Corp.,
2,160	Series A, Rev., FSA, 4.50%, 07/01/16	2,205
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,048
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,360
1,000	Series B, Rev., FSA, 5.25%, 07/01/09 (p)	1,045
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,161
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.00%, 10/01/16	1,534
1,500	Series A, Rev., AMBAC, 5.00%, 10/01/17	1,626
1,000	Series B, Rev., 5.00%, 10/01/17	1,069
1,000	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., MBIA, 5.25%, 09/01/17	1,048
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.75%, 11/01/09 (p)	2,101
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,592

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Kentucky — Continued
1,000	Kentucky State Property & Buildings Commission, Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,060
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,093
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/11	1,430
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., AMBAC, 5.50%, 08/01/20	1,122
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,117
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., MBIA, 5.00%, 08/01/21	1,069
1,175	Rev., MBIA, 5.00%, 08/01/22	1,253
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.00%, 08/01/15 (p)	1,659
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., FGIC, 5.00%, 03/01/17	1,047
2,250	Rev., FGIC, 5.00%, 03/01/17	2,339
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., FSA, 5.00%, 11/01/18	1,606
1,000	Kentucky State Turnpike Authority, Series B, Rev., AMBAC, 5.00%, 07/01/16	1,093
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	958
70	Kentucky State Turnpike Authority, Resource Recovery, Rev., 6.63%, 07/01/08 (p)	70
	Kentucky State Turnpike Authority, Revitalization Projects,
1,000	Rev., AMBAC, 5.50%, 07/01/09	1,036
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,079
25	Kentucky State Turnpike Authority, Toll Road, Rev., 6.13%, 07/01/08 (p)	25
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.00%, 07/01/11	1,060
1,000	Series D, GO, MBIA, 4.00%, 11/01/16	1,008
1,495	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.00%, 11/15/16	1,657
	Louisville & Jefferson County, Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,061
1,500	Series A, Rev., Assured Guaranty Ltd., 5.00%, 05/15/18	1,592
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,555
	Louisville & Jefferson County, Regional Airport Authority,
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,079
1,420	Series A, Rev., MBIA, 6.00%, 07/07/08	1,451
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.00%, 07/01/15	988
1,000	Rev., AMBAC, 5.00%, 07/01/15	985
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/10	1,051
860	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	877
1,060	Oldham County, School District Finance Corp., Rev., MBIA, 5.00%, 05/01/14	1,121

		65,583

	Louisiana — 5.2%
315	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 07/07/08	320
1,000	Louisiana Public Facilities Authority, CR, Multi-Family Carriage, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	609
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA VEREX, Zero Coupon, 10/01/15 (p)	3,254

		4,183

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Puerto Rico — 2.9%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17	1,025
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,313

		2,338

	Texas — 0.9%
1,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	717

	Total Long-Term Investments (Cost $75,913)	79,204

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
818	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $818)	818

	Total Investments — 100.0% (Cost $76,731)	80,022

	Other Assets in Excess of Liabilities — 0.0% (g)	16

	NET ASSETS — 100.0%	$80,038

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,711
Aggregate gross unrealized depreciation	(420)

Net unrealized appreciation/depreciation	3,291

Federal income tax cost of investments	$76,731

ABBREVIATIONS AND DEFINITIONS:

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
COLL	-	Collateral
COP	-	Certificate of Participation
CR	-	Custodial Receipts
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FGIC	-	Financial Guaranty Insurance Co.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IBC	-	Insured Bond Certificates
IDA	-	Industrial Development Authority
MBIA	-	Municipal Bond Insurance Association
PRIV	-
MTGS		Private Mortgages
Rev.	-	Revenue Bond
VA	-	Veterans Administration
VEREX	-	Verex Assurance, Inc.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

JPMorgan Kentucky Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Kentucky Municipal Bond Fund

Level 1	$818	$—	$—	$—

Level 2	79,204	—	—	—

Level 3	—	—	—	—

Total	$80,022	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Certificate of Deposits — 25.7%
48,000	Abbey National Treasury Service plc, Series YCD, FRN, 2.90%, 08/20/08	48,000
	Allied Irish Banks plc
30,000	2.98%, 09/02/08	30,000
180,000	2.98%, 11/03/08	180,000
18,000	3.00%, 07/29/08	18,000
21,000	Bank of Ireland, 3.05%, 08/26/08	21,000
	Bank of Scotland plc, (United Kingdom)
50,000	FRN, 2.84%, 07/17/08	50,000
55,000	2.98%, 08/21/08	55,000
30,000	3.28%, 06/06/08	30,000
60,000	4.40%, 07/08/08	60,000
122,000	Barclays Bank plc, (United Kingdom), 3.75%, 07/18/08	122,000
	Barclays Capital, Inc.
50,000	3.02%, 02/25/09	50,000
58,000	5.41%, 07/10/08	58,000
20,000	BNP Paribas, (France), 2.95%, 08/25/08	20,000
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France)
64,000	3.01%, 08/04/08	64,001
90,000	3.10%, 11/03/08	90,004
	Calyon N.A. Co.
62,000	2.75%, 10/06/08	62,000
95,000	2.98%, 10/31/08	95,000
16,000	4.90%, 06/10/08	16,005
	Credit Industriel et Commercial
50,000	2.80%, 06/27/08	50,000
100,000	2.91%, 06/27/08	100,001
60,000	2.99%, 08/12/08	60,000
65,000	3.02%, 10/21/08	65,003
95,000	3.09%, 12/02/08	95,002
13,000	3.24%, 07/22/08	13,000
55,000	Depfa Bank plc, 3.25%, 07/23/08	55,000
105,000	Natexis Banques Populaires, U.S. Finance Co., 3.17%, 10/23/08	105,000
100,000	National Bank of Canada, 3.28%, 07/29/08	100,000
62,000	Sanpaolo IMI S.p.A., FRN, 3.26%, 06/05/08	62,000
80,000	Santander Central, 3.00%, 10/27/08	80,000
80,000	Skandinaviska Enskilda Banken AB, 3.06%, 10/27/08	80,000
	Societe Generale
37,000	2.82%, 11/24/08	37,000
50,000	2.82%, 11/28/08	50,000
50,000	3.05%, 09/02/08	50,000
85,000	3.05%, 10/28/08	85,000
30,000	3.05%, 02/27/09	30,000
61,000	3.10%, 08/08/08	61,000
62,000	3.73%, 07/22/08	62,000
60,000	5.42%, 06/12/08	60,000
	UBS AG
80,000	2.76%, 09/12/08	80,000
33,000	4.29%, 06/09/08	33,000
75,000	4.66%, 08/29/08	75,000
	Ulster Bank Ireland
62,000	2.75%, 10/09/08	62,000
42,000	2.81%, 08/22/08	42,000
61,000	3.74%, 07/22/08	61,000
44,000	4.26%, 06/11/08	44,000

	Total Certificate of Deposits (Cost $2,766,016)	2,766,016

	Commercial Paper - 31.5%
52,000	Amstel Funding Corp., 3.02%, 07/22/08 (e)	51,779
54,000	Anglo Irish, 3.02%, 06/23/08	53,901
31,000	ANZ National International Ltd., (United Kingdom), FRN, 2.90%, 08/27/08 (e)	31,000
	ASB Finance Ltd. (New Zealand),
30,000	2.94%, 10/07/08 (e)	29,692
23,000	3.00%, 02/23/09	22,503
	Atlantis One Funding Corp.,
400,000	2.50%, 06/02/08 (e)	399,972
25,000	3.05%, 10/29/08	24,688
	Bank of Ireland (Ireland),
52,000	2.97%, 07/21/08 (e)	51,787
100,000	2.97%, 07/25/08 (e)	99,557
5,000	3.02%, 07/24/08 (e)	4,978
	Belmont Funding LLC,
100,000	2.71%, 06/19/08 (e)	99,865
200,000	2.75%, 06/02/08 (e)	199,985
60,000	BNZ International Funding Ltd., 2.98%, 08/20/08	59,609
	CIESCO LLC,
130,000	2.94%, 08/13/08 (e)	129,236
25,000	2.96%, 08/11/08	24,856
67,000	CRC Funding LLC, 3.00%, 09/03/08	66,483
	Curzon Funding Ltd.,
100,000	3.10%, 09/08/08 (e)	99,161
25,000	3.21%, 07/30/08	24,870
25,000	3.23%, 07/28/08	24,873
10,000	4.53%, 07/07/08 (e)	9,956
70,900	Depfa Bank plc, 4.31%, 07/07/08	70,601
20,000	DnB NOR Bank ASA, 3.02%, 07/15/08	19,927
56,000	Ebbets Funding LLC, 3.28%, 07/22/08	55,742
100,000	Elysian Funding LLC, 3.23%, 07/22/08 (e)	99,547
82,000	Eureka Securitization, Inc., 3.02%, 07/28/08	81,610
65,000	Fenway Funding Corp. LLC, FRN, 3.03%, 06/12/08	65,000
	Foxboro Funding Ltd.,
61,000	FRN, 3.03%, 06/12/08	61,000
	Galleon Capital LLC,
47,510	3.09%, 07/23/08	47,299
59,000	3.10%, 07/25/08	58,728
30,000	Grampian Funding LLC, 4.53%, 07/01/08	29,889
50,000	Liberty Street Funding Corp., 2.69%, 09/02/08	49,657
45,000	LMA Americas LLC, 2.58%, 06/23/08	44,929
170,000	Market Street Funding Corp., 2.55%, 06/02/08	169,988
39,000	Morgan Stanley & Co., Inc., 4.57%, 07/03/08	38,845
10,000	Nationwide Building Society, 2.99%, 08/27/08	9,929
110,000	Picaros Funding LLC, 3.11%, 10/20/08	108,682
	Raiffeisen Zentralbank Oesterreich AG (Austria),
100,000	2.62%, 06/17/08 (e)	99,884
20,000	2.97%, 08/26/08 (e)	19,860
55,000	St. George Bank Ltd., 3.02%, 06/05/08	54,982
	Swedbank Hypotek AB (Sweden),
100,000	3.08%, 08/20/08	99,327
60,000	4.07%, 06/16/08	59,900
16,677	4.32%, 07/08/08	16,604
	Tasman Funding, Inc.,
25,000	3.07%, 08/26/08	24,818
20,000	3.14%, 08/22/08 (e)	19,858
60,000	3.33%, 07/11/08	59,780
100,000	3.55%, 07/28/08	99,443
50,000	Thames Asset Global Securitization, Inc., 3.08%, 07/07/08	49,847
	UBS Finance Delaware LLC,
100,000	2.83%, 11/24/08	98,636
113,000	3.00%, 08/01/08	112,434
	Westpac Trust Securities Ltd.,
45,000	FRN, 3.02%, 07/30/08	45,000
14,000	FRN, 3.10%, 08/05/08	14,000

	Total Commercial Paper (Cost $3,394,497)	3,394,497

	Corporate Notes — 24.2%
	Capital Markets — 0.4%
40,000	Merrill Lynch & Co., Inc., FRN, 2.80%, 06/04/08	40,000

	Commercial Banks — 16.0%
42,000	ABN Amro Bank N.V., (Netherlands), FRN, 3.10%, 07/30/08 (e)	42,000
50,000	ANZ National International Ltd., (New Zealand), FRN, 2.71%, 06/09/08 (e)	50,000
	Australia & New Zealand Banking Group Ltd.
50,000	FRN, 2.42%, 06/24/08 (e)	50,000
27,000	FRN, 3.35%, 06/02/08 (e)	27,000
70,000	Bank of Ireland, Series XMTn,
	FRN, 2.49%, 06/19/08 (e)	70,000
175,000	Bank of Scotland plc, (United Kingdom), FRN, 2.90%, 06/02/08 (e)	175,000
254,000	Bayerische Landesbank-Hessen, FRN, 2.45%, 06/26/08	254,000
	BNP Paribas, (France)
30,000	FRN, 2.39%, 06/26/08 (e)	30,000
46,000	FRN, 2.90%, 08/13/08	46,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid, (Spain), FRN, 2.97%, 07/21/08 (e)	25,000
25,000	Citigroup Funding, Inc., FRN, 2.68%, 08/13/08	25,000

	Credit Agricole S.A., (France)
33,000	FRN, 2.57%, 06/24/08 (e)	33,000
45,000	FRN, 2.91%, 07/23/08 (e)	45,000
50,000	HSBC USA, Inc., FRN, 2.52%, 06/16/08	50,000
100,000	Kommunalkredit Austria AG, FRN, 2.46%, 06/23/08 (e)	100,000
51,000	Rabobank Nederland N.V., (Netherlands), FRN, 2.90%, 08/11/08 (e)	51,000
	Royal Bank of Scotland plc, (United Kingdom)
190,000	FRN, 2.48%, 06/23/08 (e)	190,002
30,000	FRN, 2.90%, 07/15/08 (e)	30,000
15,000	Societe Generale, (France), FRN, 2.80%, 06/02/08 (e)	15,000
50,000	Svenska Handelsbanken AB, (Sweden), FRN, 2.54%, 06/16/08 (e)	50,000
30,000	UBS AG, (Switzerland), FRN, 2.48%, 06/16/08	30,000
90,000	Wachovia Bank, N.A., FRN, 2.91%, 07/04/08	90,000
	Wells Fargo & Co.
45,000	FRN, 2.65%, 06/19/08	45,000
75,000	FRN, 2.77%, 06/03/08	75,000
	Westpac Banking Corp.
22,000	FRN, 2.71%, 06/09/08 (e)	22,000
100,000	FRN, 3.27%, 06/17/08 (e)	100,000

		1,720,002

	Diversified Financial Services — 5.7%
30,000	Allstate Life Global Funding Trusts, FRN, 2.74%, 06/04/08	30,000
25,000	Beta Finance, Inc., FRN, 2.68%, 08/20/08 (e) (i) (s)	25,000
30,000	CC USA, Inc., 5.37%, 06/09/08 (e) (i) (s)	30,000
	General Electric Capital Corp.
150,000	FRN, 2.76%, 06/09/08	150,000
40,000	3.50%, 02/02/09	40,180
15,000	K2 (USA) LLC, 5.36%, 06/09/08 (e) (i) (s)	15,000
80,000	Premium Asset Trust, Series 2003-5, FRN, 3.00%, 06/02/08 (e) (i)	80,000
	Sigma Finance, Inc.
90,000	FRN, 2.09%, 06/02/08 (e) (i) (s)	90,000
25,000	FRN, 2.73%, 08/07/08 (e) (i) (s)	24,999
77,677	Steers Delaware Business Trust, Series 2006-1, FRN, 2.39%, 06/25/08 (e) (i)	77,677
50,000	Structured Asset Repackaged Trust, FRN, 2.59%, 06/16/08 (e) (i)	50,000

		612,856

	Insurance — 0.3%
32,300	Hartford Life Global Funding Trusts, FRN, 2.53%, 06/16/08	32,300

	Thrifts & Mortgage Finance — 1.8%
199,000	CAM U.S. Finance SA Sociedad Unipersonal, (Spain), FRN, 2.70%, 07/03/08 (e)	199,000

	Total Corporate Notes (Cost $2,604,158 )	2,604,158

	Master Note — 0.9%
100,000	Citigroup Global Markets Holdings, Inc., FRN, 2.68%, 06/02/08 (Cost $100,000)	100,000

	Repurchase Agreements — 3.4%
164,289	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $164,321, collateralized by U.S. Government Agency Securities with a value of $167,575	164,289
200,000	Citigroup, Inc., 2.53%, dated 05/30/08, due 06/02/08, repurchase price $200,042, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000

	Total Repurchase Agreements (Cost $364,289 )	364,289

	Time Deposits — 17.4%
300,000	Bank of Tokyo Mitsubishi, 2.40%, 06/03/08	300,000
425,000	BNP Paribas, 2.48%, 06/02/08	425,000
430,000	Dexia Bank, 2.50%, 06/02/08	430,000
520,000	Landesbanken Baden, 2.90%, 06/02/08	520,000
200,000	Natexis Banques Populaires, 2.90%, 06/02/08	200,000

	Total Time Deposits (Cost $1,875,000 )	1,875,000

	U.S. Government Agency Security — 0.8%
90,000	Federal National Mortgage Association, FRN, 2.25%, 06/02/08,FRN, 2.25%, 06/02/08 (Cost $90,000)	90,000
	Total Investments — 103.9% (Cost $11,193,960)*	11,193,960
	Liabilities in Excess of Other Assets — (3.9)%	(420,041)

	NET ASSETS — 100.0%	$10,773,919

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Liquid Assets MM Fund

Level 1	$2,339,289	$—	$—	$—

Level 2	8,854,671	—	—	—

Level 3	—	—	—	—

Total	$11,193,960	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.0%
	Municipal Bonds — 96.0%
	California — 1.5%
1,000	State of California, Variable Purpose, GO, 5.00%, 09/01/16	1,067

	Georgia — 1.3%
1,000	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/23	959

	Hawaii — 1.5%
1,000	State of Hawaii, Series DK, GO, 5.00%, 05/01/18	1,070

	Louisiana — 86.1%
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/11	1,048
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/12	1,166
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,175
495	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	533
1,000	City of New Orleans, Sewer Service, Rev., MBIA, 5.00%, 07/07/08	958
1,000	City of Shreveport, GO, FSA, 4.00%, 04/01/18	1,007
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,033
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,047
	East Baton Rouge Parish, Public Improvement, Sales & Use Tax,
2,310	Series ST-A, Rev., FGIC, 5.50%, 02/01/09 (p)	2,386
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.00%, 12/01/15	1,030
	Lafayette Parish, Public Improvement, Sales Tax,
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,244
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,069
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,663
	Louisiana Housing Finance Agency, Single Family Mortgage,
5	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 06/01/15	5
285	Series B-2, Rev., AMT, GNMA/FNMA FHA/VA MTGS, 4.80%, 07/07/08	287
5	Series D-2, Rev., AMT, GNMA/FNMA COLL, 6.10%, 07/07/08	5
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,245
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.00%, 05/01/17	1,875
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,191
1,000	Series A, Rev., MBIA, 5.13%, 03/01/09	1,025
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,024
1,220	Series A, Rev., MBIA, 5.50%, 03/01/09	1,256
	Louisiana Public Facilities Authority, CR, Multi-Family Carriage,
8,000	Series A, Rev., FHLMC, Zero Coupon, 02/01/20 (p)	4,770
7,000	Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	4,263
2,495	Louisiana Public Facilities Authority, Department of Public Safety, JT Emergency, Rev., FSA, 5.50%, 08/01/11 (p)	2,704
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,596

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Louisiana — Continued
95	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., 5.00%, 06/01/08 (p)	95
	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project,
1,000	Rev., FGIC, 5.00%, 04/01/15	1,017
500	Rev., FSA, 6.00%, 10/01/10 (p)	541
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.00%, 06/01/17	1,065
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,055
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.13%, 07/07/08	1,001
250	Orleans Parish, School Board, GO, FGIC, 5.30%, 07/07/08	250
555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	575
1,000	Ouachita Parish, Hospital Service District 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/10 (p)	1,064
1,675	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.63%, 04/01/11	1,760
275	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08 (i)	275
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,600
1,000	Series A, GO, FGIC, 5.50%, 05/15/11	1,053
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,065
250	Series B, GO, MBIA, 5.60%, 08/01/08	251
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,869
1,500	Series C, GO, FSA, 5.00%, 05/01/16	1,628
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.50%, 03/01/11	1,146

		61,915

	Massachusetts — 1.5%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.00%, 08/01/16	1,090

	Ohio — 4.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.00%, 12/01/17	1,056
	Ohio Housing Finance Agency, Hillwood II Project,
585	Rev., AMT, GNMA COLL, 4.38%, 05/20/11	594
1,245	Rev., AMT, GNMA COLL, 4.70%, 05/20/16	1,280

		2,930

	Total Long-Term Investments (Cost $65,163)	69,031

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 8.2%
	Investment Company — 8.2%
5,920	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $5,920)	5,920

	Total Investments — 104.2%
	(Cost $71,083)	74,951

	Liabilities in Excess of Other Assets — (4.2)%	(3,023)

	NET ASSETS — 100.0%	$71,928

Percentages indicated are based on net assets.

JPMorgan Louisiana Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,998
Aggregate gross unrealized depreciation	(130)

Net unrealized appreciation/depreciation	3,868

Federal income tax cost of investments	$71,083

ABBREVIATIONS AND DEFINITIONS :

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
COLL	-	Collateral
CR	-	Custodial Receipts
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FGIC	-	Financial Guaranty Insurance Co.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MBIA	-	Municipal Bond Insurance Association
MTGS	-	Mortgages
Rev.	-	Revenue Bond
SO	-	Special Obligation
VA	-	Veterans Administration

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Louisiana Municipal Bond Fund
Level 1	$5,920	$—	$—	$—

Level 2	69,031	—	—	—

Level 3	—	—	—	—

Total	$74,951	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Arizona — 1.1%
2,600	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 01/01/18	2,763

	Colorado — 0.7%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,699

	Florida — 0.8%
2,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR XLCA, 5.00%, 10/01/15	2,022

	Georgia — 1.2%
2,790	State of Georgia, Series B, GO, 5.00%, 05/01/12	3,003

	Michigan — 84.6%
2,500	Battle Creek, Tax Allocation, MBIA, 5.00%, 11/01/08	2,522
2,300	Caledonia Community Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/15	2,431
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,768
	Chelsea Economic Development Corp., United Methodist Retirement,
2,000	Rev., 5.40%, 11/15/08	1,950
1,075	Rev., 5.40%, 11/15/08	1,080
2,840	Chippewa Valley Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/13	3,076
4,000	City of Dearborn School District, GO, FGIC Q-SBLF, 5.00%, 05/01/17	4,318
	City of Detroit,
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,650
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,571
4,015	Series B, Rev., VAR, MBIA, 5.25%, 07/01/17	4,288
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,123
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	4,098
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	988
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.00%, 07/01/16	3,253
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 07/07/08	1,822
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,585
2,075	East Grand Rapids Public School District, GO, FSA Q- SBLF, 5.00%, 05/01/14	2,217
1,000	East Lansing School District, School Building Site, GO, Q- SBLF, 5.40%, 05/01/10 (p)	1,056
1,000	Ecorse Public School District, GO, FSA Q-SBLF, 5.25%, 05/01/15	1,080
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,178
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.00%, 11/01/14 (p)	1,100
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,110
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14	1,083
1,060	Grand Ledge Public School District, GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,113
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,448
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,157
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,827
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,580
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,728
	Jackson Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,168
1,710	GO, FSA, Zero Coupon, 06/01/17	1,167
2,060	GO, FSA, Zero Coupon, 06/01/18	1,329
1,200	GO, FSA, Zero Coupon, 06/01/19	730
	Jackson Public Schools, School Building & Site,
1,620	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,731
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,199
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,493
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,507
1,790	Lake Orion Community School District, Series A, GO, FGIC Q- SBLF, 5.75%, 05/01/10 (p)	1,902
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,311
470	Livingston County Building Authority, GO, 5.80%, 07/01/08	471
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,936
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	1,009
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.50%, 12/01/10 (p)	1,235
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.50%, 09/01/11	1,311
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.30%, 09/01/10	1,237
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.75%, 12/01/08	1,006
1,500	Series XVII-F, Rev., AMBAC, 4.20%, 03/01/09	1,509
2,500	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.88%, 10/01/10 (p)	2,720
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.00%, 10/01/14	1,348
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,130
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,318
	Michigan State Building Authority, Facilities Program,
2,675	Series 1, Rev., 5.25%, 10/15/09	2,757
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,362
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.38%, 07/07/08 (p)	1,005
3,795	Series U, Rev., 5.63%, 07/07/08 (p)	3,843
6,875	Series W, Rev., FSA, 5.25%, 07/07/08 (p)	6,958
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.00%, 07/15/14	2,101
1,030	Series A, Rev., 5.00%, 07/15/17	1,068
2,215	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., FSA, 5.38%, 07/07/08	2,220

	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,500	Rev., MBIA, 5.00%, 05/15/15	1,558
1,000	Rev., 5.00%, 11/15/15	1,058
1,000	Rev., 5.00%, 11/15/16	1,053
500	Rev., 5.00%, 11/15/17	518
1,000	Rev., 5.00%, 11/15/17	1,026
	Michigan State Housing Development Authority, Weston Limited Obligation,
1,090	Series A, Rev., GNMA COLL, 4.10%, 12/20/14	1,050
1,880	Series A, Rev., GNMA COLL, 4.60%, 12/20/14	1,733
	Michigan State Trunk Line,
3,000	Rev., FSA, 5.00%, 11/01/16	3,294
1,000	Rev., FSA, 5.25%, 11/01/20	1,121
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,404
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., Assured Guaranty, 5.25%, 10/15/18	1,624
1,055	Midland County Building Authority, Rev., FSA, 5.00%, 10/01/15	1,159
1,210	Newaygo Public Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,266
1,000	North Kent Sewer Authority, Rev., MBIA, 5.00%, 11/01/16	1,057
150	Northwestern Michigan College, Improvement, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09	155
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,537
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,786
1,070	Otsego Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/17	1,162
1,000	Otsego Public School District, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14 (p)	1,095
400	Paw Paw Public School District, GO, FGIC Q-SBLF, 6.50%, 05/01/09	414
1,910	Pinckney Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,032
	Rochester Community School District,
5,000	GO, FSA Q-SBLF, 5.00%, 05/01/14	5,414
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,065
1,000	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,058
	South Lyon Community Schools, School Building & Site,
1,375	GO, FGIC, 5.25%, 11/01/12 (p)	1,502
1,935	Series II, GO, FGIC Q-SBLF, 5.00%, 05/01/15	2,032
	South Macomb Disposal Authority,
2,675	Rev., AMBAC, 5.38%, 09/01/10 (p)	2,850
1,500	South Redford School District, School Building & Site, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,575
	Southfield Library Building Authority,
1,450	GO, MBIA, 5.00%, 05/01/15	1,541
1,560	GO, MBIA, 5.00%, 05/01/15	1,649
	Southfield Public Schools, School Building & Site,
3,100	Series B, GO, FSA Q-SBLF, 5.13%, 05/01/14 (p)	3,415
	State of Michigan,
3,000	Rev., FSA, 5.25%, 11/01/16	3,348
4,500	Rev., FSA, 5.25%, 11/01/17	5,034
3,130	Rev., FSA, 5.25%, 05/15/18	3,488
1,000	Rev., FSA, 5.25%, 05/15/21	1,116
2,000	COP, AMBAC, 5.50%, 06/01/10 (p)	2,123
1,345	State of Michigan, Environmental Program, Series A, GO, 5.00%, 05/01/14	1,467
945	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Series A, Rev., RADIAN-IBCC, 5.60%, 07/07/08 (p)	995
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,089
	University of Michigan, Hospital,
6,000	Series A-1, Rev., 5.25%, 06/30/08	6,072
1,000	Series D, Rev., 5.00%, 12/01/10	1,056
	Utica Community Schools, School Building & Site,
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,095
2,050	GO, MBIA Q-SBLF, 5.00%, 05/01/16	2,246
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,096
1,500	Wayne Charter County, Airport, Series D, Rev., FGIC, 5.25%, 12/01/09	1,535
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,201
	Wayne State University,
2,000	Rev., FGIC, 5.25%, 11/15/09	2,069
2,000	Rev., FGIC, 5.38%, 11/15/09	2,077
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,119
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,044
1,000	Willow Run Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,058
1,500	Wyandotte Electric, Rev., MBIA, 4.00%, 10/01/08	1,519
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,048

		208,379

	New Jersey — 1.3%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Bonds, Series A, Rev., FGIC, 5.00%, 06/15/15	3,205

	Puerto Rico — 1.0%
2,195	Commonwealth of Puerto Rico, GO, MBIA, 6.25%, 07/01/12	2,406

	Tennessee — 1.3%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/14	3,215

	Texas — 5.5%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,332
1,500	City of San Antonio, Rev., MBIA, 5.00%, 05/15/15	1,583
1,000	Conroe Independent School District, Series C, GO, PSF- GTD, 5.00%, 02/15/15	1,053
4,000	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	4,339
3,000	Texas State Transportation Commission, Series A, Rev., 5.25%, 04/01/14	3,312

		13,619

	Washington — 0.6%
1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,570

	Total Long-Term Investments (Cost $235,555)	241,881

SHARES

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
3,188	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $3,188)	3,188

	Total Investments — 99.4% (Cost $238,743)	245,069

	Other Assets in Excess of Liabilities — 0.6%	1,418

	NET ASSETS — 100.0%	$246,487

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,029
Aggregate gross unrealized depreciation	(703)

Net unrealized appreciation/depreciation	$6,326

Federal income tax cost of investments	$238,743

ABBREVIATIONS AND DEFINITIONS:

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
COLL	-	Collateral
COP	-	Certificate of Participation
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
IBCC	-	Insured Bond Custodial Certificate
MBIA	-	Municipal Bond Insurance Association
PSF	-	Public School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
Rev.	-	Revenue Bond
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Michigan Municipal Bond Fund

Level 1	$3,188	$—	$—	$—

Level 2	241,881	—	—	—

Level 3	—	—	—	—

Total	$245,069	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Commercial Paper — 6.0% (n)
	Michigan — 6.0%
3,500	Michigan State Housing Development Authority, 1.50%, 06/02/08	3,500
5,000	Michigan State Public School Building Authority, 1.70%, 08/07/08	5,000

	Total Commercial Paper (Cost $8,500)	8,500

	Daily Demand Notes — 5.1%
	Michigan — 5.1%
	Michigan State Hospital Finance Authority, Trinity Health Credit,
200	Series E, Rev., VRDO, 1.30%, 06/02/08	200
520	Series F, Rev., VRDO, 1.30%, 06/02/08	520
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 1.50%, 06/02/08	1,200
1,300	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, FSA, 1.26%, 06/02/08	1,300
2,600	Michigan State University, Series A, Rev., VRDO, 1.50%, 06/02/08	2,600
1,315	Michigan Strategic Fund, Air Products & Chemicals Inc., Rev., VRDO, 1.60%, 06/02/08	1,315
100	University of Michigan, Hospital, Series A, Rev., VRDO, 1.60%, 06/02/08	100

	Total Daily Demand Notes (Cost $7,235)	7,235

	Monthly Demand Notes — 1.7%
	Michigan — 1.7%
1,900	Michigan State Job Development Authority, East Lansing Residence, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.00%, 06/10/08	1,900
500	Michigan State Job Development Authority, Kentwood Residence, Rev., LOC: Wells Fargo Bank N.A., 2.00%, 06/10/08	500

	Total Monthly Demand Notes (Cost $2,400)	2,400

	Municipal Notes & Bonds — 6.0%
	Michigan — 5.3%
3,900	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	3,912
560	Michigan Municipal Bond Authority, Clean Water Revolving Funding, Rev., 5.25%, 10/01/08	566
3,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	3,010

		7,488

	Puerto Rico — 0.7%
1,000	Commonwealth of Puerto Rico, TRAN, Rev., LOC: Wachovia Bank N.A., 4.25%, 07/30/08	1,001

	Total Municipal Notes & Bonds (Cost $8,489)	8,489

	Weekly Demand Notes — 81.2%
	Michigan — 78.4
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/05/08	920
1,220	Series 2005-33, Rev., VRDO, AMBAC, 2.62%, 06/05/08	1,220
3,295	Series 2006-1, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/05/08 (m)	3,295
1,500	Austin Trust Various States, Series 2008-1096, GO, VRDO, MBIA, Q-SBLF, LIQ: Bank of America, 1.72%, 06/05/08	1,500
3,990	Dearborn School District, Series PT-2641, GO, VRDO, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 1.62%, 06/03/08	3,990
2,685	Deutsche Bank Spears/Lifers Trust Various States, Series DB-516, GO, VRDO, LIQ: Deutsche Bank A.G., 1.63%, 06/05/08	2,685
2,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., 1.64%, 06/05/08	2,000
1,000	Grand Rapids Development, IDR, Clipper Belt Lacer Co., Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/05/08	1,000
410	Hartland Consolidated School District, Series 1204, GO, VRDO, Q-SBLF, LIQ: Morgan Stanley Municipal Funding, 1.62%, 06/05/08	410
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	2,555
3,850	Jackson County Hospital Finance Authority, W.A. Foote Memorial Hospital, Rev., VRDO, Assured Guaranty, 1.66%, 06/05/08	3,850
	Lehman Municipal Trust Receipts, Various Projects,
3,175	Series 104W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.38%, 06/04/08	3,175
3,000	Series P58W, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 2.83%, 06/04/08	3,000
348	Michigan State Building Authority, Series 907, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	348
	Michigan State Housing Development Authority,
6,000	Series B, Rev., VRDO, AMT, 1.86%, 06/04/08	6,000
900	Series C, Rev., VRDO, 1.66%, 06/04/08	900
305	Series C, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.70%, 06/03/08	305
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.56%, 06/05/08	1,700
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	1,700
2,400	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	2,400
2,870	Michigan State Housing Development Authority, Multi-Family Housing, Teal Run, Series A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	2,870
2,000	Michigan State Housing Development Authority, Rental Housing, Series MT-267, Rev., VRDO, FSA, LIQ: Merrill Lynch International, 1.67%, 06/03/08	2,000
1,855	Michigan State University, Series 2000-A, Rev., VRDO, 1.66%, 06/04/08	1,855

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,175	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	1,175
700	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 1.82%, 06/03/08	700
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.65%, 06/04/08	1,000
915	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 1.75%, 06/03/08	915
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/05/08	4,170
255	Michigan Strategic Fund, Dennenlease LC Project, Rev., VRDO, LOC: LaSalle State Bank N.A., 2.00%, 06/05/08	255
1,545	Michigan Strategic Fund, DOU-FORM Acquisition Project, Rev., VRDO, LOC: First Union National Bank, 1.94%, 06/03/08	1,545
370	Michigan Strategic Fund, E & L Meat Project, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/06/08	370
385	Michigan Strategic Fund, Ferris Coffee & Nut Co. Project, Rev., VRDO, LOC: Old Kent Bank, 1.75%, 06/05/08	385
1,935	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.75%, 06/03/08	1,935
1,000	Michigan Strategic Fund, Imperial Metal Products Co. Project, Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/05/08	1,000
1,200	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: LaSalle Bank N.A., 1.65%, 06/03/08	1,200
1,200	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	1,200
2,145	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VRDO, LOC: Fifth Third Bank, 1.75%, 06/05/08	2,145
345	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	345
840	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	840
1,800	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	1,800
2,355	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 1.75%, 06/05/08	2,355
925	Michigan Strategic Fund, Saginaw Products Corp. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	925
2,375	Michigan Strategic Fund, Solid Waste Disposal Trust, Floating Rate Trust Receipts, Series F-II, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.38%, 06/04/08	2,375
843	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 1.70%, 06/04/08	843
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.70%, 06/03/08	1,820
2,220	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/03/08	2,220
1,545	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 1.72%, 06/05/08	1,545
650	Oakland County, EDC, IBC North America, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	650
2,500	Oakland County, EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 1.83%, 06/03/08	2,500
7,000	RBC Municipal Products, Inc. Trust, Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.87%, 06/03/08	7,000
5,375	State of Michigan, Series 530, COP, VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 1.77%, 06/05/08	5,375
1,030	State of Michigan, Comprehensive Transportation, Series PT-2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.63%, 06/03/08	1,030
	Wayne Country Airport Authority,
6,500	Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.67%, 06/03/08	6,500
375	Series RR-II-R-12055, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.96%, 06/05/08	375
2,500	Western Michigan University, Series 2630, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	2,500
2,220	Whitmore Lake Public School District, Series ROCS-RR-II-R-4515, GO, VRDO, Q-SBLF, LIQ: Citigroup Financial Products, 1.60%, 06/05/08	2,220

		110,891

	Puerto Rico — 2.8%
3,975	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	3,975

	Total Weekly Demand Notes (Cost $114,866)	114,866

	Total Investments — 100.0% (Cost $141,490) *	141,490
	Liabilities in Excess of Other Assets — 0.0% (g)	68

	Net Assets — 100.0%	$141,558

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
EDC	Economic Development Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

(g)	Amount rounds to less than 0.1%.
(m)

All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Michigan Municipal Money Market Fund

Level 1	$—	$—

Level 2	141,490	—

Level 3	—	—

Total	$141,490	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 95.1%

		Asset-Backed Securities — 0.6%
616		Bear Stearns Asset Backed Securities Trust, Series 2006 - SD1, Class A, FRN, 2.76%, 4/25/36 (y) (i)	492
500		Capital One Auto Finance Trust, Series 2007 - C, Class A2B, FRN, 2.93%, 5/17/10	492
391		Credit-Based Asset Servicing and Securitization LLC, Series 2006 - CB1, Class AF2, SUB, 5.24%, 1/25/36	375
200		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006 - FF17, Class A4, FRN, 2.49%, 12/25/36	165
500		Indymac Residential Asset Backed Trust, Series 2006 - A, Class A3, FRN, 2.59%, 3/25/36	439
500		Long Beach Mortgage Loan Trust, Series 2006 - 8, Class 2A2, FRN, 2.48%, 9/25/36	442
416		MASTR Asset Backed Securities Trust, Series 2006 - HE3, Class A1, FRN, 2.43%, 8/25/36	402
700		New Century Home Equity Loan Trust, Series 2003 - 5, Class AI6, SUB, 5.50%, 11/25/33	557
500		Renaissance Home Equity Loan Trust, Series 2007 - 2, Class AF2, 5.68%, 6/25/37	470
579		Residential Asset Mortgage Products, Inc., Series 2004 - RS8, Class AI6, SUB, 4.98%, 8/25/34	505
1,767		Structured Asset Securities Corp., Series 2002 - 23XS, Class A7, 6.08%, 11/25/32	1,434

		Total Asset-Backed Securities (Cost $6,010)	5,773

		Collateralized Mortgage Obligations — 72.0%
		Agency CMO — 44.4%
		Federal Home Loan Mortgage Corp. REMICS,
71		Series 11, Class D, 9.50%, 07/15/19	75
28		Series 22, Class C, 9.50%, 04/15/20	30
39		Series 23, Class F, 9.60%, 04/15/20	41
30		Series 30, Class D, 9.50%, 02/15/20	31
1		Series 41, Class I, 84.00%, 05/15/20	3
18		Series 47, Class F, 10.00%, 06/15/20	20
213		Series 77, Class H, 8.50%, 09/15/20	230
6		Series 81, Class A, 8.13%, 11/15/20	6
16		Series 84, Class F, 9.20%, 10/15/20	17
15		Series 99, Class Z, 9.50%, 01/15/21	16
—	(h)	Series 180, Class J, HB, 1,010.00%, 09/15/21	1
—	(h)	Series 186, Class I, HB, 1,009.50%, 08/15/21	2
—	(h)	Series 189, Class K, HB, 1,009.50%, 10/15/21	1
—	(h)	Series 204, Class E, IF, HB, 1,380.12%, 05/15/23	13
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	3
8		Series 1065, Class J, 9.00%, 04/15/21	9
22		Series 1079, Class S, IF, 25.29%, 05/15/21	31
—	(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/21	2
13		Series 1084, Class F, FRN, 3.51%, 05/15/21	13
9		Series 1084, Class S, IF, HB, 33.69%, 05/15/21	15
16		Series 1133, Class H, 7.00%, 09/15/21	17
30		Series 1144, Class KB, 8.50%, 09/15/21	30
—	(h)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	4
23		Series 1179, Class H, 7.50%, 11/15/21	24
1		Series 1196, Class B, IF, HB, 860.40%, 01/15/22	11
44		Series 1254, Class N, 8.00%, 04/15/22	44
89		Series 1343, Class LA, 8.00%, 08/15/22	96
45		Series 1343, Class LB, 7.50%, 08/15/22	45
171		Series 1374, Class Z, 7.00%, 10/15/22	177

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
46	Series 1395, Class G, 6.00%, 10/15/22	46
419	Series 1401, Class J, 7.00%, 10/15/22	443
543	Series 1466, Class PZ, 7.50%, 02/15/23	586
16	Series 1470, Class F, FRN, 4.28%, 02/15/23	16
18	Series 1505, Class QB, IF, 14.79%, 05/15/23	20
175	Series 1518, Class G, IF, 7.26%, 05/15/23	171
138	Series 1526, Class L, 6.50%, 06/15/23	145
20	Series 1540, Class IA, 7.00%, 06/15/13	21
201	Series 1541, Class O, FRN, 3.13%, 07/15/23	196
1,554	Series 1543, Class VM, 6.90%, 04/15/23	1,586
4	Series 1544, Class J, IF, 11.65%, 07/15/08	4
1	Series 1549, Class K, 8.50%, 07/15/08	1
47	Series 1560, Class PN, 7.00%, 12/15/12	47
45	Series 1570, Class F, FRN, 4.78%, 08/15/23	44
112	Series 1570, Class SA, IF, 14.86%, 08/15/23	134
477	Series 1578, Class K, 6.90%, 09/15/23	501
54	Series 1578, Class V, IO, 7.00%, 09/15/23	12
1,059	Series 1591, Class PV, 6.25%, 10/15/23	1,105
326	Series 1596, Class D, 6.50%, 10/15/13	336
15	Series 1602, Class SA, IF, 14.42%, 10/15/23	17
6	Series 1606, Class M, FRN, 2.79%, 11/15/08	6
19	Series 1606, Class SC, IF, 13.11%, 11/15/08	20
419	Series 1609, Class LG, IF, 11.78%, 11/15/23	438
162	Series 1611, Class JA, FRN, 3.38%, 08/15/23	162
1,588	Series 1628, Class LZ, 6.50%, 12/15/23	1,663
685	Series 1638, Class H, 6.50%, 12/15/23	727
1,036	Series 1644, Class K, 6.75%, 12/15/23	1,102
9	Series 1647, Class PK, 6.50%, 12/15/08	9
25	Series 1649, Class S, IF, 11.31%, 12/15/08	25
1,565	Series 1658, Class GZ, 7.00%, 01/15/24	1,645
6	Series 1671, Class QC, IF, 10.00%, 02/15/24	7
678	Series 1677, Class Z, 7.50%, 07/15/23	733
10	Series 1686, Class SH, IF, 13.47%, 02/15/24	10
37	Series 1688, Class W, 7.25%, 03/15/14	39
4	Series 1689, Class SD, IF, 10.85%,
	10/15/23	4
518	Series 1695, Class EB, 7.00%, 03/15/24	553
17	Series 1698, Class SC, IF, 11.09%, 03/15/09	18
77	Series 1699, Class FC, FRN, 3.16%, 03/15/24	77
75	Series 1745, Class D, 7.50%, 08/15/24	80
1,895	Series 1760, Class ZD, FRN, 3.17%, 02/15/24	1,851
262	Series 1798, Class F, 5.00%, 05/15/23	262
22	Series 1807, Class A, 6.00%, 11/15/08	22
14	Series 1807, Class G, 9.00%, 10/15/20	15
1,663	Series 1813, Class I, PO, 11/15/23	1,241
6,430	Series 1813, Class J, IF, IO, 3.75%, 11/15/23	614
509	Series 1829, Class ZB, 6.50%, 03/15/26	535
39	Series 1844, Class E, 6.50%, 10/15/13	39
914	Series 1863, Class Z, 6.50%, 07/15/26	955
6	Series 1865, Class D, PO, 02/15/24	3
224	Series 1899, Class ZE, 8.00%, 09/15/26	241

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
3	Series 1900, Class T, PO, 08/15/08	3
218	Series 1963, Class Z, 7.50%, 01/15/27	225
58	Series 1985, Class PR, IO, 8.00%, 07/15/27	15
98	Series 1987, Class PE, 7.50%, 09/15/27	100
83	Series 2025, Class PE, 6.30%, 01/15/13	85
51	Series 2033, Class SN, IF, IO, 16.70%, 03/15/24	25
66	Series 2038, Class PN, IO, 7.00%, 03/15/28	16
518	Series 2040, Class PE, 7.50%, 03/15/28	538
79	Series 2042, Class T, 7.00%, 03/15/28	83
369	Series 2055, Class OE, 6.50%, 05/15/13	381
257	Series 2060, Class Z, 6.50%, 05/15/28	269
691	Series 2061, Class DC, IO, 6.50%, 06/15/28	151
1,559	Series 2075, Class PH, 6.50%, 08/15/28	1,634
488	Series 2086, Class GB, 6.00%, 09/15/28	504
97	Series 2089, Class PJ, IO, 7.00%, 10/15/28	24
1,359	Series 2102, Class TC, 6.00%, 12/15/13 (m)	1,401
854	Series 2102, Class TU, 6.00%, 12/15/13 (m)	881
1,391	Series 2110, Class PG, 6.00%, 01/15/29	1,438
940	Series 2111, Class SB, IF, IO, 4.99%, 01/15/29	87
780	Series 2115, Class PE, 6.00%, 01/15/14	804
495	Series 2125, Class JZ, 6.00%, 02/15/29	511
8	Series 2132, Class PD, 6.00%, 11/15/27	8
168	Series 2132, Class SB, IF, 18.30%, 03/15/29	195
250	Series 2132, Class ZL, 6.50%, 03/15/29	262
31	Series 2135, Class UK, IO, 6.50%, 03/15/14	4
32	Series 2141, Class IO, IO, 7.00%, 04/15/29	8
73	Series 2163, Class PC, IO, 7.50%, 06/15/29	18
171	Series 2178, Class PB, 7.00%, 08/15/29	179
78	Series 2189, Class SA, IF, 12.97%, 02/15/28	82
252	Series 2201, Class C, 8.00%, 11/15/29	266
769	Series 2209, Class TC, 8.00%, 01/15/30	808
346	Series 2210, Class Z, 8.00%, 01/15/30	366
152	Series 2224, Class CB, 8.00%, 03/15/30	158
88	Series 2247, Class Z, 7.50%, 08/15/30	93
296	Series 2254, Class Z, 9.00%, 09/15/30	303
419	Series 2256, Class MC, 7.25%, 09/15/30	436
715	Series 2259, Class ZM, 7.00%, 10/15/30	744
736	Series 2271, Class PC, 7.25%, 12/15/30	755
518	Series 2283, Class K, 6.50%, 12/15/23	551
259	Series 2296, Class PD, 7.00%, 03/15/31	272
968	Series 2303, Class ZN, 8.50%, 04/15/29	1,069
113	Series 2306, Class K, PO, 05/15/24	91
282	Series 2306, Class SE, IF, IO, 6.93%, 05/15/24	54
759	Series 2323, Class VO, 6.00%, 10/15/22	769
1,572	Series 2344, Class QG, 6.00%, 08/15/16	1,628
2,066	Series 2344, Class ZD, 6.50%, 08/15/31	2,154
214	Series 2344, Class ZJ, 6.50%, 08/15/31	224
164	Series 2345, Class NE, 6.50%, 08/15/31	172
556	Series 2347, Class VP, 6.50%, 03/15/20	582
583	Series 2353, Class TD, 6.00%, 09/15/16	606

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
557	Series 2355, Class BP, 6.00%, 09/15/16	577
461	Series 2358, Class PD, 6.00%, 09/15/16	478
916	Series 2359, Class PM, 6.00%, 09/15/16	949
456	Series 2359, Class ZB, 8.50%, 06/15/31	502
1,039	Series 2360, Class PG, 6.00%, 09/15/16	1,075
149	Series 2362, Class PD, 6.50%, 06/15/20	150
322	Series 2363, Class PF, 6.00%, 09/15/16	334
563	Series 2366, Class MD, 6.00%, 10/15/16	570
150	Series 2368, Class AS, IF, 14.39%, 10/15/31	165
416	Series 2368, Class TG, 6.00%, 10/15/16	431
166	Series 2372, Class F, FRN, 3.01%, 10/15/31	166
167	Series 2383, Class FD, FRN, 3.01%, 11/15/31	166
305	Series 2388, Class UZ, 8.50%, 06/15/31	335
252	Series 2389, Class VA, 6.00%, 02/15/11	255
2,778	Series 2391, Class QR, 5.50%, 12/15/16	2,837
584	Series 2392, Class PV, 6.00%, 12/15/20	591
261	Series 2394, Class MC, 6.00%, 12/15/16	270
837	Series 2399, Class TH, 6.50%, 01/15/32	872
283	Series 2410, Class HC, 5.50%, 02/15/09	287
442	Series 2410, Class OE, 6.38%, 02/15/32	457
656	Series 2410, Class QS, IF, 12.96%, 02/15/32	672
291	Series 2410, Class QX, IF, IO, 6.14%, 02/15/32	39
256	Series 2412, Class SE, IF, 11.19%, 02/15/09	258
442	Series 2423, Class MC, 7.00%, 03/15/32	464
537	Series 2423, Class MT, 7.00%, 03/15/32	565
670	Series 2425, Class OB, 6.00%, 03/15/17	694
735	Series 2434, Class TC, 7.00%, 04/15/32	772
1,301	Series 2436, Class MC, 7.00%, 04/15/32	1,378
384	Series 2444, Class ES, IF, IO, 5.44%, 03/15/32	34
384	Series 2450, Class GZ, 7.00%, 05/15/32	402
435	Series 2450, Class SW, IF, IO, 5.49%, 03/15/32	38
1,463	Series 2458, Class QE, 5.50%, 06/15/17	1,495
1,107	Series 2460, Class VZ, 6.00%, 11/15/29	1,137
861	Series 2462, Class NB, 6.50%, 06/15/22	914
125	Series 2470, Class SL, IF, 9.00%, 01/15/27	132
1,075	Series 2474, Class SJ, IF, IO, 5.14%, 07/15/17	88
428	Series 2480, Class PV, 6.00%, 07/15/11	439
690	Series 2498, Class UD, 5.50%, 06/15/16	698
51	Series 2500, Class TD, 5.50%, 02/15/16	51
920	Series 2513, Class YO, PO, 02/15/32	799
1,441	Series 2515, Class DE, 4.00%, 03/15/32	1,383
196	Series 2517, Class SE, IF, 9.96%, 10/15/09	203
263	Series 2519, Class BT, 8.50%, 09/15/31	284
885	Series 2527, Class VU, 5.50%, 10/15/13	902
1,036	Series 2533, Class HB, 5.50%, 12/15/17	1,056
829	Series 2535, Class BK, 5.50%, 12/15/22	842
379	Series 2541, Class GX, 5.50%, 02/15/17	385
1,513	Series 2553, Class GF, FRN, 2.91%, 02/15/17	1,509
617	Series 2557, Class WJ, 5.00%, 07/15/14	622
612	Series 2565, Class MB, 6.00%, 05/15/30	626

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
296	Series 2571, Class SK, IF, 23.66%, 09/15/23	402
968	Series 2586, Class WI, IO, 6.50%, 03/15/33	219
1,818	Series 2594, Class VA, 6.00%, 03/15/14	1,862
613	Series 2594, Class VP, 6.00%, 02/15/14	625
935	Series 2597, Class DS, IF, IO, 5.04%, 02/15/33	82
1,439	Series 2599, Class DS, IF, IO, 4.49%, 02/15/33	110
1,328	Series 2610, Class DS, IF, IO, 4.59%, 03/15/33	115
3,080	Series 2611, Class SH, IF, IO, 5.14%, 10/15/21	293
1,036	Series 2611, Class UH, 4.50%, 05/15/18	1,002
2,330	Series 2617, Class GR, 4.50%, 05/15/18	2,260
369	Series 2624, Class IU, IO, 5.00%, 06/15/33	119
6,390	Series 2626, Class NS, IF, IO, 4.04%, 06/15/23	663
544	Series 2630, Class KN, 2.50%, 04/15/13	542
2,071	Series 2631, Class LC, 4.50%, 06/15/18	2,013
1,973	Series 2637, Class SA, IF, IO, 3.59%, 06/15/18	118
491	Series 2640, Class UG, IO, 5.00%, 01/15/32	129
648	Series 2640, Class UR, IO, 4.50%, 08/15/17	49
5,362	Series 2641, Class WI, IO, 5.00%, 01/15/33	820
416	Series 2643, Class HI, IO, 4.50%, 12/15/16	31
1,000	Series 2649, Class IG, IO, 5.00%, 11/15/31	256
2,471	Series 2650, Class PO, PO, 12/15/32	1,989
4,071	Series 2650, Class SO, PO, 12/15/32	3,263
854	Series 2656, Class SH, IF, 14.06%, 02/15/25	927
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,013
391	Series 2663, Class EO, PO, 08/15/33	207
2,938	Series 2668, Class SB, IF, 4.96%, 10/15/15	2,799
1,036	Series 2672, Class ME, 5.00%, 11/15/22	1,035
509	Series 2672, Class SJ, IF, 4.92%, 09/15/16	475
6,732	Series 2675, Class CK, 4.00%, 09/15/18 (m)	6,317
1,255	Series 2682, Class YS, IF, 4.76%, 10/15/33	852
221	Series 2683, Class VA, 5.50%, 02/15/21	225
11,562	Series 2684, Class PO, PO, 01/15/33	8,014
1,346	Series 2684, Class TO, PO, 10/15/33	635
3,487	Series 2686, Class GB, 5.00%, 05/15/20	3,530
1,862	Series 2686, Class NS, IF, IO, 5.09%, 10/15/21	178
955	Series 2691, Class WS, IF, 5.23%, 10/15/33	587
292	Series 2694, Class BA, 4.00%, 06/15/31	278
1,554	Series 2702, Class PC, 5.00%, 01/15/23	1,554
558	Series 2705, Class SC, IF, 5.23%, 11/15/33	378
1,320	Series 2705, Class SD, IF, 5.77%, 11/15/33	987
2,589	Series 2715, Class OG, 5.00%, 01/15/23	2,560
3,679	Series 2716, Class UN, 4.50%, 12/15/23	3,478
2,071	Series 2720, Class PC, 5.00%, 12/15/23	2,066
460	Series 2721, Class PI, IO, 5.00%, 05/15/16	7
3,108	Series 2727, Class BS, IF, 5.30%, 01/15/34	1,807
104	Series 2727, Class PO, PO, 01/15/34	51
46	Series 2733, Class GF, FRN, 0.00%, 09/15/33	35
402	Series 2739, Class S, IF, 6.97%, 01/15/34	268
574	Series 2744, Class FE, FRN, 0.00%, 02/15/34	348
483	Series 2744, Class PC, 5.50%, 01/15/31	485

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
3,904	Series 2744, Class PD, 5.50%, 08/15/33	3,988
400	Series 2744, Class QO, PO, 02/15/34	241
2,071	Series 2744, Class TU, 5.50%, 05/15/32	2,087
177	Series 2749, Class PK, IO, 5.00%, 09/15/22	1
439	Series 2753, Class S, IF, 6.97%, 02/15/34	294
5,425	Series 2755, Class PA, PO, 02/15/29	4,708
884	Series 2755, Class SA, IF, 9.17%, 05/15/30	873
672	Series 2756, Class NA, 5.00%, 02/15/24	669
2,000	Series 2760, Class IB, IO, 5.00%, 11/15/27	165
603	Series 2762, Class LO, PO, 03/15/34	330
685	Series 2764, Class OE, 4.50%, 03/15/19	661
309	Series 2769, Class PO, PO, 03/15/34	147
266	Series 2774, Class QO, PO, 04/15/34	139
1,183	Series 2776, Class SK, IF, 5.30%, 04/15/34	779
245	Series 2777, Class DV, 6.50%, 11/15/17	257
243	Series 2778, Class BS, IF, 9.46%, 04/15/34	185
1,944	Series 2780, Class JG, 4.50%, 04/15/19	1,874
1,678	Series 2780, Class YC, 5.00%, 04/15/19	1,668
563	Series 2801, Class BS, IF, 9.07%, 05/15/34	520
1,418	Series 2812, Class AB, 4.50%, 10/15/18	1,417
2,607	Series 2812, Class EL, 7.50%, 02/15/27	2,740
503	Series 2827, Class NT, IF, 8.00%, 01/15/22	506
2,808	Series 2827, Class PS, IF, IO, 4.79%, 04/15/28	88
371	Series 2827, Class SQ, IF, 7.50%, 01/15/19	369
558	Series 2838, Class FQ, FRN, 2.96%, 08/15/34	533
449	Series 2841, Class YA, 5.50%, 07/15/27	457
534	Series 2846, Class PO, PO, 08/15/34	326
541	Series 2863, Class JA, 4.50%, 09/15/19	524
1,370	Series 2864, Class GB, 4.00%, 09/15/19	1,285
1,724	Series 2967, Class JI, IO, 5.00%, 04/15/20	275
1,031	Series 2971, Class GB, 5.00%, 11/15/16	1,050
685	Series 2971, Class GC, 5.00%, 07/15/18	693
271	Series 2975, Class KO, PO, 05/15/35	149
939	Series 2989, Class PO, PO, 06/15/23	715
421	Series 2996, Class FD, FRN, 2.76%, 06/15/35	407
1,000	Series 2999, Class NC, 4.50%, 12/15/18	977
532	Series 3000, Class JF, FRN, 2.91%, 04/15/35	515
2,739	Series 3047, Class OB, 5.50%, 12/15/33	2,798
239	Series 3063, Class ST 11/15/35	237
4,631	Series 3068, Class QB, 4.50%, 06/15/20	4,524
2,500	Series 3100, Class MA, VAR, 7.67%, 12/15/35 (i)	2,220
687	Series 3101, Class EA, 6.00%, 06/15/20	697
1,653	Series 3117, Class EO, PO, 02/15/36	1,300
1,900	Series 3117, Class OK, PO, 02/15/36	1,375
1,937	Series 3118, Class DM, 5.00%, 02/15/24	1,833
71	Series 3122, Class ZB, 6.00%, 03/15/36	66
1,380	Series 3134, Class PO, PO, 03/15/36	1,049
1,583	Series 3138, Class PO, PO, 04/15/36	1,197
2,102	Series 3150, Class PO, PO, 05/15/36	1,645
1,731	Series 3152, Class MO, PO, 03/15/36	1,319

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Agency CMO — 44.4% — Continued
921		Series 3158, Class LX, FRN, 0.00%, 05/15/36	719
1,000		Series 3162, Class OB, 6.00%, 11/15/30	1,039
336		Series 3164, Class CF, FRN, 0.00%, 04/15/33	242
1,119		Series 3174, Class PX, 5.00%, 06/15/17	1,123
2,364		Series 3179, Class OA, PO, 07/15/36	1,872
884		Series 3189, Class SN, IF, 10.41%, 11/15/35	1,040
1,480		Series 3195, Class PD, 6.50%, 07/15/36	1,570
2,302		Series 3260, Class CS, IF, IO, 3.63%, 01/15/37	142
1,924		Series 3274, Class JO, PO, 02/15/37	1,418
4,000		Series 3299, Class KB, 5.00%, 08/15/29	3,993
3,000		Series 3334, Class MC, 5.00%, 04/15/33	2,947
9,628		Series 3342, Class HI, IF, IO, 3.49%, 07/15/37	568
931		Series 3356, Class PA, 6.00%, 11/15/26	956
3,211		Series 3422, Class LI, IO, 5.00%, 02/15/23	475
20,789		Series 3430, Class AI, IO, 1.42%, 09/15/12	608
2,476		Series R012, Class AI, IO, 5.50%, 12/15/20	468
		Federal Home Loan Mortgage Corp. STRIPS,
6		Series 1, Class B, IO, 8.00%, 10/15/18	1
3		Series 16, Class B, IO, 10.00%, 06/01/20	1
28		Series 134, Class B, IO, 9.00%, 04/01/22	6
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
618		Series T - 41, Class 3A, VAR, 7.50%, 07/25/32 (m)	627
168		Series T - 51, Class 2A, VAR, 7.50%, 08/25/42	178
1,348		Series T - 54, Class 2A, 6.50%, 02/25/43	1,386
381		Series T - 54, Class 3A, 7.00%, 02/25/43	404
350		Series T - 58, Class APO, PO, 09/25/43	293
138		Series T-51, Class 1A, VAR, 6.50%, 09/25/43	140
76		Federal National Mortgage Association Grantor Trust, Series 2001 - T10, Class PO, PO, 12/25/41	50
		Federal National Mortgage Association REMICS,
128		Series 1988 - 7, Class Z, 9.25%, 04/25/18	137
7		Series 1988 - 11, Class D, PO, 05/25/18	6
726		Series 1988 - 21, Class G, 9.50%, 08/25/18	797
7		Series 1988 - 29, Class B, 9.50%, 12/25/18	8
13		Series 1989 - 19, Class A, 10.30%, 04/25/19	14
11		Series 1989 - 21, Class G, 10.45%, 04/25/19	12
31		Series 1989 - 27, Class Y, 6.90%, 06/25/19	32
31		Series 1989 - 70, Class G, 8.00%, 10/25/19	34
15		Series 1989 - 78, Class H, 9.40%, 11/25/19	16
14		Series 1989 - 89, Class H, 9.00%, 11/25/19	16
11		Series 1990 - 60, Class K, 5.50%, 06/25/20	11
12		Series 1990 - 93, Class G, 5.50%, 08/25/20	12
—	(h)	Series 1990 - 95, Class J, HB, 1,118.04%, 08/25/20	7
59		Series 1990 - 102, Class J, 6.50%, 08/25/20	61
9		Series 1990 - 134, Class SC, IF, 17.99%, 11/25/20	11
1		Series 1990 - 140, Class K, HB, 652.15%, 12/25/20	10
—	(h)	Series 1991 - 7, Class K, HB, 910.80%, 02/25/21	2
640		Series 1991 - 44, Class G, 8.50%, 05/25/21	695
—	(h)	Series 1991 - 60, Class PM, HB, 1,009.00%, 06/25/21	4

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
240	Series 1992 - 7, Class Q, 8.00%, 01/25/18	243
9	Series 1992 - 33, Class F, FRN, 3.41%, 03/25/22	9
31	Series 1992 - 38, Class Z, 7.50%, 02/25/22	32
125	Series 1992 - 73, Class H, 7.50%, 05/25/22	129
23	Series 1992 - 101, Class J, 7.50%, 06/25/22	24
498	Series 1992 - 188, Class PZ, 7.50%, 10/25/22	537
546	Series 1993 - 25, Class J, 7.50%, 03/25/23	586
237	Series 1993 - 27, Class S, IF, 6.14%, 02/25/23	228
105	Series 1993 - 31, Class K, 7.50%, 03/25/23	112
1,030	Series 1993 - 54, Class Z, 7.00%, 04/25/23	1,092
55	Series 1993 - 62, Class SA, IF, 12.88%, 04/25/23	64
51	Series 1993 - 97, Class FA, FRN, 3.66%, 05/25/23	52
29	Series 1993 - 108, Class D, PO, 02/25/23	26
2	Series 1993 - 131, Class Z, 7.00%, 07/25/08	2
127	Series 1993 - 162, Class F, FRN, 3.36%, 08/25/23	127
3	Series 1993 - 164, Class SA, IF, 11.42%, 09/25/08	3
21	Series 1993 - 165, Class SD, IF, 7.90%, 09/25/23	21
310	Series 1993 - 167, Class GA, 7.00%, 09/25/23	320
2	Series 1993 - 175, Class SA, IF, 13.85%, 09/25/08	2
202	Series 1993 - 179, Class SB, IF, 15.40%, 10/25/23	242
17	Series 1993 - 190, Class S, IF, 9.43%, 10/25/08	17
6	Series 1993 - 192, Class SC, IF, 7.50%, 10/25/08	6
2	Series 1993 - 196, Class FA, FRN, 4.18%, 10/25/08	2
3	Series 1993 - 196, Class SA, IF, 13.82%, 10/25/08	3
2	Series 1993 - 196, Class SB, IF, 9.25%, 10/25/08	2
16	Series 1993 - 204, Class PE, IO, 6.50%, 05/25/23	1
397	Series 1993 - 220, Class SG, IF, 11.19%, 11/25/13	421
98	Series 1993 - 225, Class SG, IF, 17.33%, 12/25/13	108
39	Series 1993 - 228, Class G, PO, 09/25/23	32
25	Series 1993 - 230, Class FA, FRN, 3.01%, 12/25/23	25
13	Series 1993 - 233, Class SC, IF, 11.59%, 12/25/08	13
45	Series 1993 - 234, Class SC, IF, 9.96%, 12/25/08	46
753	Series 1993 - 250, Class Z, 7.00%, 12/25/23	790
346	Series 1993 - 257, Class C, PO, 06/25/23	316
3	Series 1994 - 13, Class SK, IF, 12.58%, 02/25/09	3
115	Series 1994 - 34, Class DZ, 6.00%, 03/25/09	116
329	Series 1994 - 37, Class L, 6.50%, 03/25/24	345
69	Series 1995 - 2, Class Z, 8.50%, 01/25/25	73
691	Series 1996 - 14, Class SE, IF, IO, 6.94%, 08/25/23	133
5	Series 1996 - 20, Class L, PO, 09/25/08	5
29	Series 1996 - 59, Class J, 6.50%, 08/25/22	30
218	Series 1997 - 20, Class IO, FRN, IO, 1.84%, 03/25/27	8
52	Series 1997 - 24, Class Z, 8.00%, 04/18/27	56
50	Series 1997 - 27, Class J, 7.50%, 04/18/27	52
51	Series 1997 - 81, Class PI, IO, 7.00%, 12/18/27	13
188	Series 1998 - 36, Class J, 6.00%, 07/18/28	190
1,142	Series 1998 - 36, Class ZB, 6.00%, 07/18/28	1,179
433	Series 1998 - 43, Class SA, IF, IO, 14.46%, 04/25/23	151
328	Series 1999 - 57, Class Z, 7.50%, 12/25/19	353
322	Series 1999 - 62, Class PB, 7.50%, 12/18/29	345

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
47	Series 2000 - 52, Class IO, IO, 8.50%, 01/25/31	13
2,171	Series 2001 - 4, Class ZA, 6.50%, 03/25/31	2,277
404	Series 2001 - 5, Class OW, 6.00%, 03/25/16	415
337	Series 2001 - 7, Class PF, 7.00%, 03/25/31	355
1,125	Series 2001 - 31, Class VD, 6.00%, 05/25/31	1,161
652	Series 2001 - 33, Class ID, IO, 6.00%, 07/25/31	155
570	Series 2001 - 36, Class DE, 7.00%, 08/25/31	601
319	Series 2001 - 44, Class PD, 7.00%, 09/25/31	335
587	Series 2001 - 44, Class PU, 7.00%, 09/25/31	618
163	Series 2001 - 49, Class DQ, 6.00%, 11/25/15	164
1,004	Series 2001 - 49, Class LZ, 8.50%, 07/25/31	1,105
469	Series 2001 - 52, Class XN, 6.50%, 11/25/15	491
364	Series 2001 - 61, Class VB, 7.00%, 12/25/16	366
1,313	Series 2001 - 61, Class Z, 7.00%, 11/25/31	1,370
893	Series 2001 - 71, Class QE, 6.00%, 12/25/16	924
487	Series 2001 - 72, Class SX, IF, 11.89%, 12/25/31	487
468	Series 2001 - 74, Class MB, 6.00%, 12/25/16	487
410	Series 2002 - 1, Class HC, 6.50%, 02/25/22	428
203	Series 2002 - 1, Class SA, IF, 17.41%, 02/25/32	231
329	Series 2002 - 1, Class UD, IF, 16.08%, 12/25/23	362
1,003	Series 2002 - 3, Class PG, 5.50%, 02/25/17	1,024
243	Series 2002 - 8, Class SR, IF, 11.46%, 03/25/09	251
374	Series 2002 - 9, Class ST, IF, 13.58%, 03/25/17	415
10	Series 2002 - 9, Class VE, 6.50%, 12/25/12	10
2,071	Series 2002 - 11, Class QG, 5.50%, 03/25/17	2,107
1,865	Series 2002 - 13, Class SJ, IF, IO, 1.60%, 03/25/32	91
128	Series 2002 - 13, Class ST, IF, 10.00%, 03/25/32	142
4,661	Series 2002 - 18, Class PC, 5.50%, 04/25/17	4,758
929	Series 2002 - 19, Class PE, 6.00%, 04/25/17	961
257	Series 2002 - 37, Class Z, 6.50%, 06/25/32	263
1,554	Series 2002 - 55, Class QE, 5.50%, 09/25/17	1,579
6,034	Series 2002 - 56, Class UC, 5.50%, 09/25/17 (m)	6,154
407	Series 2002 - 59, Class AC, 6.00%, 03/25/28	408
931	Series 2002 - 62, Class ZE, 5.50%, 11/25/17	961
1,146	Series 2002 - 63, Class KC, 5.00%, 10/25/17	1,158
932	Series 2002 - 63, Class LB, 5.50%, 10/25/17	950
2,500	Series 2002 - 71, Class KM, 5.00%, 11/25/17	2,508
293	Series 2002 - 73, Class S, IF, 10.27%, 11/25/09	305
2,071	Series 2002 - 74, Class LD, 5.00%, 01/25/16	2,094
1,554	Series 2002 - 74, Class PD, 5.00%, 11/25/15	1,569
1,074	Series 2002 - 74, Class VB, 6.00%, 11/25/31	1,090
1,010	Series 2002 - 77, Class S, IF, 10.10%, 12/25/32	997
85	Series 2002 - 91, Class UH, IO, 5.50%, 06/25/22	12
752	Series 2003 - 8, Class SB, IF, IO, 5.26%, 03/25/16	34
1,036	Series 2003 - 22, Class UD, 4.00%, 04/25/33	861
1,036	Series 2003 - 27, Class DW, 4.50%, 04/25/17	1,026
384	Series 2003 - 39, Class IO, IO, VAR, 6.00%, 05/25/33	92
2,408	Series 2003 - 41, Class PE, 5.50%, 05/25/23	2,462
253	Series 2003 - 52, Class SX, IF, 15.77%, 10/25/31	278
777	Series 2003 - 65, Class CI, IO, 4.50%, 03/25/15	39

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 44.4% — Continued
307	Series 2003 - 67, Class VQ, 7.00%, 01/25/19	330
1,477	Series 2003 - 68, Class QP, 3.00%, 07/25/22	1,396
483	Series 2003 - 73, Class GA, 3.50%, 05/25/31	464
720	Series 2003 - 73, Class PB, 4.50%, 08/25/18	701
210	Series 2003 - 74, Class SH, IF, 5.86%, 08/25/33	136
209	Series 2003 - 79, Class NM, 4.00%, 05/25/22	205
6,544	Series 2003 - 80, Class SY, IF, IO, 5.26%, 06/25/23	751
1,036	Series 2003 - 81, Class LC, 4.50%, 09/25/18	1,004
3,001	Series 2003 - 83, Class PG, 5.00%, 06/25/23	2,995
518	Series 2003 - 86, Class PX, 4.50%, 02/25/17	518
566	Series 2003 - 91, Class SD, IF, 8.51%, 09/25/33	521
320	Series 2003 - 92, Class SH, IF, 6.44%, 09/25/18	289
432	Series 2003 - 106, Class PO, PO, 08/25/17	377
1,295	Series 2003 - 106, Class US, IF, 5.49%, 11/25/23	956
685	Series 2003 - 106, Class WE, 4.50%, 11/25/22	664
1,027	Series 2003 - 113, Class PC, 4.00%, 03/25/15	1,027
3,062	Series 2003 - 116, Class SB, IF, IO, 5.21%, 11/25/33	359
2,739	Series 2003 - 117, Class JB, 3.50%, 06/25/33	2,522
777	Series 2003 - 122, Class TE, 5.00%, 12/25/22	775
1,036	Series 2003 - 128, Class KE, 4.50%, 01/25/14	1,037
1,166	Series 2003 - 130, Class SX, IF, 7.93%, 01/25/34	1,137
818	Series 2003 - 132, Class OA, PO, 08/25/33	622
997	Series 2004 - 1, Class DL, 4.50%, 02/25/18	1,001
2,316	Series 2004 - 4, Class QI, IF, IO, 4.71%, 06/25/33	250
579	Series 2004 - 4, Class QM, IF, 9.42%, 06/25/33	558
1,429	Series 2004 - 10, Class SC, IF, 19.03%, 02/25/34	1,608
1,162	Series 2004 - 14, Class SD, IF, 5.49%, 03/25/34	745
1,430	Series 2004 - 21, Class CO, PO, 04/25/34	735
926	Series 2004 - 22, Class A, 4.00%, 04/25/19	873
1,036	Series 2004 - 25, Class PB, 5.50%, 05/25/32	1,056
777	Series 2004 - 25, Class PC, 5.50%, 01/25/34	787
2,076	Series 2004 - 25, Class SA, IF, 12.95%, 04/25/34	2,240
1,370	Series 2004 - 27, Class HB, 4.00%, 05/25/19	1,252
777	Series 2004 - 36, Class PB, 5.50%, 05/25/32	800
1,359	Series 2004 - 36, Class SA, IF, 12.95%, 05/25/34	1,424
444	Series 2004 - 36, Class SN, IF, 9.42%, 07/25/33	428
5,044	Series 2004 - 46, Class HS, IF, IO, 3.61%, 05/25/30	268
798	Series 2004 - 46, Class QB, IF, 14.43%, 05/25/34	801
416	Series 2004 - 51, Class SY, IF, 9.46%, 07/25/34	399
1,554	Series 2004 - 53, Class NC, 5.50%, 07/25/24	1,587
287	Series 2004 - 61, Class SK, IF, 8.50%, 11/25/32	290
1,295	Series 2004 - 92, Class JO, PO, 12/25/34	1,229
898	Series 2005 - 13, Class FL, FRN, 2.79%, 03/25/35	867
535	Series 2005 - 15, Class MO, PO, 03/25/35	275
758	Series 2005 - 47, Class AN, 5.00%, 12/25/16	765
1,466	Series 2005 - 52, Class PA, 6.50%, 06/25/35	1,526
4,194	Series 2005 - 56, Class S, IF, IO, 4.32%, 07/25/35	388
746	Series 2005 - 58, Class PO, PO, 07/25/35	444
1,027	Series 2005 - 68, Class BC, 5.25%, 06/25/35	1,008
3,424	Series 2005 - 68, Class PG, 5.50%, 08/25/35	3,465

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Agency CMO — 44.4% — Continued
931		Series 2005 - 70, Class KI, IO, 5.50%, 08/25/35	275
3,301		Series 2005 - 84, Class XM, 5.75%, 10/25/35	3,384
4,794		Series 2005 - 110, Class GJ, 5.50%, 11/25/30	4,880
2,739		Series 2005 - 110, Class GK, 5.50%, 08/25/34	2,727
2,397		Series 2005 - 110, Class MN, 5.50%, 06/25/35	2,414
2,054		Series 2005 - 116, Class PB, 6.00%, 04/25/34	2,131
2,054		Series 2006 - 39, Class WC, 5.50%, 01/25/36	2,047
2,677		Series 2006 - 44, Class GO, PO, 06/25/36	2,096
7,644		Series 2006 - 44, Class P, PO, 12/25/33	5,920
1,712		Series 2006 - 46, Class UC, 5.50%, 12/25/35	1,704
1,215		Series 2006 - 58, Class AP, PO, 07/25/36	981
2,756		Series 2006 - 58, Class PO, PO, 07/25/36	2,172
4,340		Series 2006 - 59, Class QO, PO, 01/25/33	3,429
1,106		Series 2006 - 65, Class QO, PO, 07/25/36	865
1,988		Series 2006 - 72, Class GO, PO, 08/25/36	1,549
6,848		Series 2006 - 77, Class PC, 6.50%, 08/25/36	7,269
1,611		Series 2006 - 90, Class AO, PO, 09/25/36	1,271
1,990		Series 2006 - 110, Class PO, PO, 11/25/36	1,503
1,856		Series 2006 - 115, Class OK, PO, 12/25/36	1,381
2,169		Series 2006 - 119, Class PO, PO, 12/25/36	1,711
3,202		Series 2006 - 120, Class IO, IO, 6.50%, 12/25/36	851
3,168		Series 2006 - 126, Class AO, PO, 01/25/37	2,468
6,415		Series 2007 - 7, Class SG, IF, IO, 4.11%, 08/25/36	513
1,873		Series 2007 - 14, Class OP, PO, 03/25/37	1,415
7,816		Series 2007 - 22, Class SC, IF, IO, 3.69%, 03/25/37	499
1,500		Series 2007 - 47, Class PC, 5.00%, 07/25/33	1,476
9,068		Series 2007 - 54, Class WI, IF, IO, 3.71%, 06/25/37	659
2,000		Series 2007 - 79, Class PB, 5.00%, 04/25/29	1,993
2,355		Series 2007 - 106, Class A7, VAR, 6.25%, 10/25/37	2,358
2,878		Series 2008 - 12, Class IV, IO, 6.50%, 04/25/31	641
15,506		Series 2008 - 16, Class IS, IF, IO, 3.81%, 03/25/38	1,210
106		Series G92 - 15, Class Z, 7.00%, 01/25/22	109
—	(h)	Series G92 - 27, Class SQ, IF, HB, 9,002.40%, 05/25/22	17
36		Series G92 - 42, Class Z, 7.00%, 07/25/22	38
1,329		Series G92 - 44, Class ZQ, 8.00%, 07/25/22	1,428
203		Series G92 - 54, Class ZQ, 7.50%, 09/25/22	217
348		Series G92 - 61, Class Z, 7.00%, 10/25/22	365
40		Series G92 - 62, Class B, PO, 10/25/22	33
211		Series G92-4, Class F, FRN, 3.43%, 12/25/21	211
183		Series G92-7, Class JQ, 8.50%, 01/25/22	199
37		Series G92-12, Class B, 7.70%, 02/25/22	40
54		Series G92-14, Class Z, 7.00%, 02/25/22	57
238		Series G93 - 1, Class KA, 7.90%, 01/25/23	257
162		Series G93 - 17, Class SI, IF, 6.00%, 04/25/23	158
196		Series G97-2, Class ZA, 8.50%, 02/17/27	213
		Federal National Mortgage Association STRIPS,
24		Series 23, Class 2, IO, 10.00%, 09/01/17	6
14		Series 59, Class 2, IO, 9.50%, 07/01/17	4
846		Series 213, Class 2, IO, 8.00%, 03/01/23	219
28		Series 265, Class 2, 9.00%, 03/01/24	31

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — 44.4% — Continued
59	Series 285, Class 1, PO, 02/01/27	50
704	Series 340, Class 1, PO, 09/01/33	500
	Federal National Mortgage Association Whole Loan,
126	Series 2002 - W5, Class A10, IF, IO, 5.71%, 11/25/30	7
826	Series 2003 - W1, Class 1A1, 6.50%, 12/25/42	844
456	Series 2003 - W1, Class 2A, 7.50%, 12/25/42	474
168	Series 2003 - W4, Class 2A, 6.50%, 10/25/42	177
1,479	Series 2004 - W2, Class 2A2, 7.00%, 02/25/44	1,580
	Government National Mortgage Association,
165	Series 1994 - 4, Class KQ, 7.99%, 07/16/24	174
2,460	Series 1994 - 7, Class PQ, 6.50%, 10/16/24	2,590
339	Series 1996 - 16, Class E, 7.50%, 08/16/26 (m)	356
65	Series 1997 - 2, Class E, 7.50%, 02/20/27	69
78	Series 1997 - 11, Class D, 7.50%, 07/20/27	81
139	Series 1998 - 26, Class K, 7.50%, 09/17/25	147
836	Series 1999 - 4, Class ZB, 6.00%, 02/20/29	863
283	Series 1999 - 41, Class Z, 8.00%, 11/16/29	301
32	Series 1999 - 43, Class TA, IF, 9.35%, 11/16/29	35
140	Series 1999 - 44, Class PC, 7.50%, 12/20/29	149
670	Series 1999 - 44, Class ZG, 8.00%, 12/20/29	712
408	Series 2000 - 6, Class Z, 7.50%, 02/20/30	434
601	Series 2000 - 7, Class ST, IF, 25.36%, 01/16/30	838
267	Series 2000 - 9, Class Z, 8.00%, 06/20/30	287
1,545	Series 2000 - 9, Class ZJ, 8.50%, 02/16/30	1,679
1,169	Series 2000 - 10, Class ZP, 7.50%, 02/16/30	1,257
620	Series 2000 - 12, Class ST, IF, 25.36%, 02/16/30	876
162	Series 2000 - 16, Class ZN, 7.50%, 02/16/30	173
1,347	Series 2000 - 21, Class Z, 9.00%, 03/16/30	1,479
228	Series 2000 - 26, Class Z, 7.75%, 09/20/30	228
87	Series 2000 - 36, Class HC, 7.33%, 11/20/30	90
46	Series 2000 - 36, Class IK, IO, 9.00%, 11/16/30	12
257	Series 2000 - 38, Class AH, 7.15%, 12/20/30	263
2,000	Series 2001 - 21, Class PE, 6.50%, 05/16/31	2,110
35	Series 2001 - 32, Class WA, IF, 13.93%, 07/20/31	37
293	Series 2001 - 35, Class SA, IF, IO, 5.75%, 08/16/31	30
276	Series 2001 - 36, Class S, IF, IO, 5.55%, 08/16/31	28
116	Series 2001 - 55, Class SF, IF, 18.17%, 11/20/31	132
45	Series 2001 - 60, Class VP, 6.50%, 07/20/17	45
777	Series 2002 - 4, Class TD, 7.00%, 01/20/32	824
360	Series 2002 - 7, Class PG, 6.50%, 01/20/32	376
1,220	Series 2002 - 24, Class AG, IF, IO, 5.45%, 04/16/32	150
338	Series 2002 - 24, Class SB, IF, 8.17%, 04/16/32	326
867	Series 2002 - 24, Class Z, 8.50%, 04/16/32	950
2,507	Series 2002 - 31, Class SE, IF, IO, 5.00%, 04/16/30	266
102	Series 2002 - 33, Class SY, IF, 9.00%, 02/26/23	109
919	Series 2002 - 40, Class UK, 6.50%, 06/20/32	963
219	Series 2002 - 41, Class LS, IF, 9.00%, 06/16/32	232
542	Series 2002 - 45, Class QE, 6.50%, 06/20/32	566
734	Series 2002 - 47, Class PG, 6.50%, 07/16/32	769
90	Series 2002 - 51, Class SG, IF, 21.76%, 04/20/31	109
360	Series 2002 - 54, Class GB, 6.50%, 08/20/32	376

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — 44.4% — Continued
726	Series 2002 - 70, Class AV, 6.00%, 03/20/12	746
991	Series 2002 - 70, Class PS, IF, IO, 5.22%, 08/20/32	102
1,496	Series 2002 - 79, Class KV, 6.00%, 11/20/13	1,530
923	Series 2002 - 80, Class EB, 7.00%, 01/20/32	936
761	Series 2002 - 88, Class VA, 6.00%, 12/20/17	781
903	Series 2003 - 4, Class NI, IO, 5.50%, 01/20/32	108
604	Series 2003 - 4, Class NY, 5.50%, 12/20/13	616
2,823	Series 2003 - 11, Class SK, IF, IO, 5.20%, 02/16/33	308
83	Series 2003 - 24, Class PO, PO, 03/16/33	67
2,114	Series 2003 - 41, Class ID, IO, 5.50%, 05/20/33	593
3,600	Series 2003 - 46, Class IH, IO, 5.50%, 12/20/32	792
1,363	Series 2003 - 76, Class LS, IF, IO, 4.72%, 09/20/31	102
194	Series 2003 - 90, Class PO, PO, 10/20/33	158
252	Series 2003 - 95, Class SC, IF, IO, 4.50%, 09/17/31	4
1,166	Series 2003 - 98, Class PC, 5.00%, 02/20/29	1,182
2,758	Series 2003 - 112, Class SA, IF, IO, 4.05%, 12/16/33	244
5,997	Series 2004 - 11, Class SW, IF, IO, 3.02%, 02/20/34	341
5,375	Series 2004 - 24, Class SA, IF, IO, 4.70%, 04/16/31	269
436	Series 2004 - 28, Class S, IF, 12.77%, 04/16/34	449
6,698	Series 2004 - 59, Class SG, IF, IO, 4.02%, 07/20/34	579
18,500	Series 2004 - 68, Class SA, IF, IO, 4.32%, 05/20/31	1,198
480	Series 2004 - 73, Class AE, IF, 9.70%, 08/17/34	472
7,341	Series 2004 - 73, Class JL, IF, IO, 4.05%, 09/16/34	701
6,611	Series 2005 - 17, Class SL, IF, IO, 4.22%, 07/20/34	620
700	Series 2005 - 26, Class VI, IO, 5.50%, 01/20/35	263
1,184	Series 2005 - 69, Class SY, IF, IO, 4.27%, 11/20/33	145
1,229	Series 2007 - 17, Class JO, PO, 04/16/37	938
444	Series 2007 - 28, Class BO, PO, 05/20/37	346
3,959	Series 2007 - 57, Class PO, PO, 03/20/37	3,102
9,581	Series 2007 - 74, Class SL, IF, IO, 4.04%, 11/16/37	720
1,991	Series 2008 - 20, Class PO, PO, 09/20/37	1,530
9,671	Series 2008 - 25, Class SB, IF, IO, 4.42%, 03/20/38	839
3,960	Series 2008 - 32, Class PI, IO, 5.50%, 10/16/37	825
1,500	Series 2008 - 36, Class AY, 5.00%, 04/16/23	1,477
	Vendee Mortgage Trust,
9,011	Series 1994 - 1, Class 2ZB, 6.50%, 02/15/24	9,600
1,118	Series 1996 - 1, Class 1Z, 6.75%, 02/15/26	1,170
620	Series 1996 - 2, Class 1Z, 6.75%, 06/15/26	658
1,227	Series 1997 - 1, Class 2Z, 7.50%, 02/15/27	1,334
939	Series 1998 - 1, Class 2E, 7.00%, 03/15/28	991
677	Series 2001 - 1, Class 2J, 7.00%, 05/15/10	683
60	Series 2002 - 2, Class J, 6.00%, 01/15/09	60

		438,575

	Non-Agency — 27.6%
	ABN Amro Mortgage Corp.,
255	Series 2003 - 7, Class A3, 4.50%, 07/25/18	242
381	Series 2003 - 9, Class A2, 4.50%, 08/25/18	369
1,712	American Home Mortgage Investment Trust, Series 2005 - 3, Class 2A4, FRN, 4.85%, 9/25/35	1,405
	Banc of America Alternative Loan Trust,
438	Series 2003 - 3, Class APO, PO, 05/25/33	266
576	Series 2003 - 11, Class PO, PO, 01/25/34	351

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency — 27.6% — Continued
	Banc of America Funding Corp.,
2,589	Series 2003 - 3, Class 1A33, 5.50%, 10/25/33	2,455
556	Series 2004 - 1, Class PO, PO, 03/25/34	314
733	Series 2005 - 4, Class 30PO, PO, 08/25/35	421
1,740	Series 2005 - 6, Class 2A7, 5.50%, 10/25/35	1,651
298	Series 2005 - 7, Class 30PO, PO, 11/25/35	172
1,390	Series 2005 - 8, Class 30PO, PO, 01/25/36	801
3,729	Series 2005 - E, Class 4A1, FRN, 4.11%, 03/20/35	3,656
	Banc of America Mortgage Securities, Inc.,
344	Series 2003 - 8, Class APO, PO, 11/25/33	241
185	Series 2003 - 9, Class 1A2, PO, 12/25/33	103
10,264	Series 2004 - 3, Class 15, IO, VAR, 0.22%, 04/25/19	68
1,125	Series 2004 - 4, Class 1A9, 5.00%, 05/25/34	1,084
506	Series 2004 - 4, Class APO, PO, 05/25/34	297
655	Series 2004 - 6, Class APO, PO, 07/25/34	396
6,013	Series 2004 - E, Class 2A5, FRN, 4.11%, 06/25/34	5,738
3,065	Series 2004 - J, Class 3A1, FRN, 5.07%, 11/25/34	3,004
	Bear Stearns Adjustable Rate Mortgage Trust,
1,305	Series 2003 - 7, Class 3A, VAR, 4.95%, 10/25/33 (y) (i)	1,265
1,774	Series 2004 - 1, Class 12A1, VAR, 3.63%, 04/25/34 (y)	1,585
128	Series 2004 - 4, Class A4, VAR, 3.57%, 06/25/34 (y)	127
5,374	Series 2006 - 1, Class A1, FRN, 4.63%, 02/25/36 (y)	5,135
995	Cendant Mortgage Corp., Series 2003 - 9, Class 1P, PO, 11/25/33	583
1,014	Chase Mortgage Finance Corp., Series 2003 - S6, Class A1, 5.00%, 6/25/18	985
	Citicorp Mortgage Securities, Inc.,
350	Series 2002 - 11, Class 1A14, 6.00%, 11/25/32	317
208	Series 2003 - 3, Class A30, 5.25%, 03/25/33	208
749	Series 2003 - 8, Class APO, PO, 08/25/33	437
3,433	Series 2004 - 1, Class 3A1, 4.75%, 01/25/34	3,325
4,506	Series 2004 - 5, Class 2A5, 4.50%, 08/25/34	4,293
	Citigroup Mortgage Loan Trust, Inc.,
787	Series 2003 - 1, Class PO3, PO, 09/25/33	464
128	Series 2003 - 1, Class WA2, 6.50%, 06/25/31	120
259	Series 2003 - 1, Class WPO2, PO, 06/25/31	153
416	Series 2003 - UP3, Class A3, 7.00%, 09/25/33	420
1,527	Series 2003 - UST1, Class A1, 5.50%, 12/25/18	1,509
333	Series 2003 - UST1, Class PO1, PO, 12/25/18	252
241	Series 2003 - UST1, Class PO2, PO, 12/25/18	173
136	Series 2003 - UST1, Class PO3, PO, 12/25/18	106
615	Series 2005 - 1, Class 2A1A, VAR, 6.65%, 04/25/35	580
1,822	Series 2005 - 5, Class 1A2, FRN, 5.42%, 08/25/35	1,482
	Countrywide Alternative Loan Trust,
641	Series 2002 - 8, Class A4, 6.50%, 07/25/32	642
599	Series 2003 - 6T2, Class A6, 5.50%, 06/25/33	485
707	Series 2003 - J1, Class PO, PO, 10/25/33	504
1,317	Series 2004 - 2CB, Class 1A9, 5.75%, 03/25/34	1,167
2,700	Series 2004 - 18CB, Class 2A4, 5.70%, 09/25/34	2,411
359	Series 2004 - J3, Class 4A1, 4.75%, 04/25/19	346
1,054	Series 2005 - 5R, Class A1, 5.25%, 12/25/18	1,016
12,407	Series 2005 - 22T1, Class A2, IF, IO, 2.68%, 06/25/35	367

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency — 27.6% — Continued
1,743	Series 2005 - 26CB, Class A10, IF, 8.71%, 07/25/35	1,754
582	Series 2005 - 28CB, Class 1A5, 5.50%, 08/25/35	554
645	Series 2005 - 28CB, Class 3A5, 6.00%, 08/25/35	617
2,054	Series 2005 - 54CB, Class 1A11, 5.50%, 11/25/35	1,790
641	Series 2005 - 54CB, Class 1A7, 5.50%, 11/25/35	627
789	Series 2005 - 64CB, Class 1A9, 5.50%, 12/25/35	614
1,246	Series 2005 - 86CB, Class A11, 5.50%, 02/25/36	984
8,801	Series 2005 - J1, Class 1A4, IF, IO, 2.71%, 02/25/35	255
36,824	Series 2006 - 7CB, Class 1A2, IF, IO, 2.91%, 05/25/36	1,214
1,400	Series 2006 - 26CB, Class A9, 6.50%, 09/25/36	1,238
2,500	Series 2007 - 21CB, Class 1A5, 6.00%, 09/25/37 (i)	1,710
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,734	Series 2002 - 31, Class A5, 5.75%, 01/25/33	2,731
4,000	Series 2002 - 36, Class A22, 6.00%, 01/25/33	3,771
287	Series 2003 - 18, Class A12, 5.50%, 07/25/33	266
1,895	Series 2003 - 26, Class 1A6, 3.50%, 08/25/33	1,621
116	Series 2003 - 34, Class A11, 5.25%, 09/25/33	97
212	Series 2003 - 44, Class A9, PO, 10/25/33	105
628	Series 2003 - J10, Class 2A1, 5.00%, 11/25/18	606
612	Series 2003 - J2, Class A17, IF, IO, 5.01%, 04/25/33	52
1,602	Series 2003 - J7, Class 4A3, IF, 6.70%, 08/25/18	1,538
545	Series 2004 - 3, Class PO, PO, 04/25/34	309
467	Series 2004 - 7, Class 2A1, FRN, 4.03%, 06/25/34	459
717	Series 2004 - HYB1, Class 2A, VAR, 4.21%, 05/20/34	682
2,852	Series 2004 - HYB3, Class 2A, VAR, 4.08%, 06/20/34	2,853
1,585	Series 2004 - HYB6, Class A3, VAR, 5.09%, 11/20/34	1,505
1,588	Series 2004 - J8, Class 1A2, 4.75%, 11/25/19	1,514
1,166	Series 2005 - 16, Class A23, 5.50%, 09/25/35	1,092
3,639	Series 2005 - 22, Class 2A1, FRN, 5.25%, 11/25/35	3,327
	First Horizon Alternative Mortgage Securities,
2,261	Series 2004 - AA4, Class A1, FRN, 5.39%, 10/25/34	2,078
655	Series 2005 - AA5, Class 1A2, FRN, 5.12%, 07/25/35	451
793	Series 2005 - FA8, Class 1A19, 5.50%, 11/25/35	634
	First Horizon Asset Securities, Inc.,
879	Series 2003 - 7, Class 2A1, 4.50%, 09/25/18	835
1,770	Series 2003 - 9, Class 1A6, 5.50%, 11/25/33	1,419
1,036	Series 2004 - 4, Class 2A2, 4.50%, 07/25/19	1,010
1,301	Series 2004 - AR2, Class 2A1, FRN, 4.58%, 05/25/34	1,264
2,955	Series 2004 - AR7, Class 2A1, FRN, 4.92%, 02/25/35 (m)	2,896
685	Series 2004 - AR7, Class 2A2, FRN, 4.92%, 02/25/35	673
2,559	Series 2005 - AR1, Class 2A2, FRN, 5.00%, 04/25/35	2,444
	GMAC Mortgage Corp. Loan Trust,
606	Series 2003 - J7, Class A10, 5.50%, 11/25/33	572
621	Series 2003 - J8, Class A, 5.25%, 12/25/33	566
1,274	Series 2004 - J1, Class A15, 5.25%, 04/25/34	1,266
1,430	Series 2004 - J2, Class A2, FRN, 2.89%, 06/25/34	1,338
1,874	Series 2005 - AR3, Class 3A3, VAR, 4.85%, 06/19/35	1,851
3,424	Series 2005 - AR3, Class 3A4, VAR, 4.85%, 06/19/35	3,269
	GSR Mortgage Loan Trust,
826	Series 2003 - 6F, Class A2, FRN, 2.79%, 09/25/32	763

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Non-Agency — 27.6% — Continued
228	Series 2004 - 3F, Class 3A8, 13.50%, 02/25/34	299
1,680	Series 2004 - 10F, Class 1A1, 4.50%, 08/25/19	1,659
691	Series 2004 - 10F, Class 2A1, 5.00%, 08/25/19	674
259	Series 2004 - 13F, Class 3A3, 6.00%, 11/25/34	232
4,244	Series 2005 - 7F, Class 3A9, 6.00%, 09/25/35	3,872
1,932	Series 2006 - 1F, Class 1AP, PO, 02/25/36	1,142
6,730	Series 2006 - 1F, Class 2A4, 6.00%, 02/25/36	6,158
3,100	Series 2007 - 1F, Class 2A4, 5.50%, 01/25/37	2,707
	Indymac Index Mortgage Loan Trust,
14,590	Series 2005 - AR11, Class A7, FRN, IO, 0.71%, 08/25/35	188
516	Series 2006 - AR3, Class 2A1A, VAR, 6.37%, 03/25/36	427
107	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 4/22/18	95
	Lehman Mortgage Trust,
2,681	Series 2006 - 2, Class 1A1, VAR, 6.49%, 04/25/36	2,706
1,000	Series 2007 - 6, Class 1A8, 6.00%, 07/25/37	810
1,465	Series 2008 - 2, Class 1A6, 6.00%, 03/25/38	1,295
	MASTR Adjustable Rate Mortgages Trust,
159	Series 2004 - 4, Class 2A1, VAR, 6.17%, 05/25/34	111
1,961	Series 2004 - 13, Class 2A1, FRN, 3.82%, 04/21/34	1,958
6,505	Series 2004 - 13, Class 3A6, FRN, 3.79%, 11/21/34	6,293
809	Series 2004 - 15, Class 3A1, VAR, 6.86%, 12/25/34	759
	MASTR Alternative Loans Trust,
762	Series 2003 - 4, Class 2A1, 6.25%, 06/25/33	724
715	Series 2003 - 8, Class 3A1, 5.50%, 12/25/33	651
546	Series 2003 - 9, Class 8A1, 6.00%, 01/25/34	491
252	Series 2004 - 1, Class 30PO, PO, 02/25/34	146
1,375	Series 2004 - 3, Class 2A1, 6.25%, 04/25/34	1,289
568	Series 2004 - 3, Class 30PO, PO, 04/25/34	347
592	Series 2004 - 3, Class 30X1, IO, 6.00%, 04/25/34	134
638	Series 2004 - 5, Class 30PO, PO, 06/25/34	394
300	Series 2004 - 5, Class 30X1, IO, 6.00%, 06/25/34	76
362	Series 2004 - 6, Class 30X1, IO, 5.50%, 07/25/34	87
3,230	Series 2004 - 6, Class 7A1, 6.00%, 07/25/34	3,015
307	Series 2004 - 7, Class 30PO, PO, 08/25/34	180
1,113	Series 2004 - 7, Class AX1, IO, 5.50%, 08/25/34	297
1,562	Series 2004 - 10, Class 1A1, 4.50%, 09/25/19	1,448
	MASTR Asset Securitization Trust,
817	Series 2003 - 2, Class 2A1, 4.50%, 03/25/18	771
556	Series 2003 - 4, Class 2A2, 5.00%, 05/25/18	553
671	Series 2003 - 4, Class 3A2, 5.00%, 05/25/18	650
402	Series 2003 - 4, Class 5A1, 5.50%, 05/25/33	392
453	Series 2003 - 10, Class 15PO, PO, 11/25/18	316
281	Series 2003 - 11, Class 15PO, PO, 12/25/18	201
813	Series 2003 - 11, Class 6A2, 4.00%, 12/25/33	803
1,896	Series 2003 - 12, Class 6A1, 5.00%, 12/25/33	1,754
337	Series 2004 - 1, Class 30, PO, 02/25/34	212
474	Series 2004 - 3, Class PO, PO, 03/25/34	289
2,490	Series 2004 - 4, Class 3A1, 4.50%, 04/25/19	2,395
1,438	Series 2004 - 6, Class 2A9, 5.25%, 11/26/16	1,382
1,062	Series 2004 - 8, Class 1A1, 4.75%, 08/25/19	984

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued
		Non-Agency — 27.6% — Continued
975		Series 2004 - 8, Class PO, PO, 08/25/19	675
392		Series 2004 - 9, Class 5A1, 5.25%, 09/25/19	386
1,000		Series 2006 - 2, Class 1A30, 6.00%, 06/25/36	812
4,658		MASTR Resecuritization Trust, Series 2005 - PO, Class 3PO, PO, 5/28/35 (e)	2,996
527		Merrill Lynch Mortgage Investors, Inc., Series 2005 - A1, Class 3A, VAR, 5.21%, 12/25/34	521
		Merrill Lynch Trust,
3		Series 7, Class B, PO, 04/20/18	3
109		Series 47, Class Z, 8.99%, 10/20/20	119
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 1,371.60%, 4/20/21	1
1,307		MortgageIT Trust, Series 2005 - 1, Class 1A1, FRN, 2.71%, 2/25/35	1,219
		Nomura Asset Acceptance Corp.,
695		Series 2003 - A1, Class A1, 5.50%, 05/25/33	644
345		Series 2003 - A1, Class A2, 6.00%, 05/25/33	311
47		Series 2003 - A1, Class A5, 7.00%, 04/25/33	46
319		Series 2003 - A1, Class A7, 5.00%, 04/25/18	298
1,200		Series 2004 - R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,213
		Prime Mortgage Trust,
524		Series 2004 - 1, Class 2A3, 5.25%, 08/25/34	522
1,184		Series 2004 - R1, Class A4, PO, 07/27/33	924
1,514		Series 2005 - 4, Class 2PO, PO, 10/25/35	899
		Residential Accredit Loans, Inc.,
857		Series 2001 - QS19, Class A2, 6.00%, 12/25/16	852
220		Series 2002 - QS16, Class A3, IF, 11.62%, 10/25/17	230
887		Series 2003 - QR19, Class CB4, 5.75%, 10/25/33	812
1,886		Series 2003 - QS12, Class A2A, IF, IO, 5.21%, 06/25/18	227
826		Series 2003 - QS12, Class A5, IO, 5.00%, 06/25/18	113
12,452		Series 2003 - QS13, Class A6, IF, IO, 0.60%, 07/25/33	147
2,131		Series 2003 - QS14, Class A1, 5.00%, 07/25/18	2,023
2,075		Series 2003 - QS18, Class A1, 5.00%, 09/25/18	1,960
613		Series 2003 - QS3, Class A2, IF, 11.24%, 02/25/18	634
1,344		Series 2003 - QS3, Class A8, IF, IO, 5.21%, 02/25/18	130
1,677		Series 2003 - QS9, Class A3, IF, IO, 5.16%, 05/25/18	195
1,852		Series 2004 - QA4, Class NB3, VAR, 5.38%, 09/25/34	1,712
634		Series 2004 - QA6, Class NB2, VAR, 5.29%, 12/26/34	528
1,575		Series 2004 - QS10, Class A6, 6.00%, 07/25/34	1,503
1,689		Series 2004 - QS8, Class A2, 5.00%, 06/25/34	1,619
450		Series 2005 - QA10, Class A31, VAR, 5.60%, 09/25/35	372
2,000		Series 2005 - QA6, Class A32, VAR, 5.63%, 05/25/35	1,510
356		Series 2005 - QA7, Class A21, VAR, 4.82%, 07/25/35	305
560		Series 2006 - QA1, Class A21, VAR, 5.96%, 01/25/36	449
544		Series 2006 - QS4, Class A7, IF, 12.22%, 04/25/36	635
1,428		Series 2007 - QS1, Class 1A1, 6.00%, 01/25/37	1,378
		Residential Asset Securitization Trust,
663		Series 2003 - A13, Class A3, 5.50%, 01/25/34	612
453		Series 2003 - A14, Class A1, 4.75%, 02/25/19	421
459		Series 2005 - A11, Class PO, PO, 10/25/35	263
2,517		Series 2006 - A4, Class 2A5, 6.00%, 05/25/36	2,423
1,000		Series 2006 - A6, Class 2A13, 6.00%, 07/25/36	892
		Residential Funding Mortgage Securities I,
287		Series 2003 - S11, Class A1, 2.50%, 06/25/18	277

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency — 27.6% — Continued
1,295	Series 2003 - S12, Class 4A5, 4.50%, 12/25/32	1,220
1,554	Series 2003 - S13, Class A3, 5.50%, 06/25/33	1,308
882	Series 2003 - S14, Class A4, PO, 07/25/18	645
1,393	Series 2003 - S7, Class A17, 4.00%, 05/25/33	1,272
1,174	Series 2004 - S6, Class 2A6, PO, 06/25/34	747
1,370	Series 2004 - S6, Class 3A5, 4.50%, 06/25/19	1,299
1,558	Series 2005 - SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,506
	Residential Funding Securities LLC,
120	Series 2002 - RM1, Class API, PO, 12/25/17	91
266	Series 2003 - RM2, Class AP3, PO, 05/25/33	165
	Salomon Brothers Mortgage Securities VII, Inc.,
12	Series 2000 - UP1, Class A2, 8.00%, 09/25/30	12
290	Series 2003 - UP2, Class PO1, PO, 12/25/18	235
2,934	Structured Adjustable Rate
	Mortgage Loan Trust, Series 2004 - 6, Class 5A4, VAR, 4.97%, 6/25/34	2,664
	Structured Asset Securities Corp.,
115	Series 2002 - 10H, Class 1AP, PO, 05/25/32	97
1,036	Series 2003 - 8, Class 1A2, 5.00%, 04/25/18	1,007
421	Series 2003 - 21, Class 1A3, 5.50%, 07/25/33	371
628	Series 2003 - 31A, Class B1, VAR, 4.82%, 10/25/33 (i)	539
7,815	Series 2004 - 20, Class 1A3, 5.25%, 11/25/34 (m)	7,293
	WaMu Mortgage Pass-Through Certificates,
473	Series 2002 - S8, Class 2A7, 5.25%, 01/25/18	463
164	Series 2003 - AR8, Class A, FRN, 4.03%, 08/25/33	161
2,282	Series 2003 - S10, Class A5, 5.00%, 10/25/18	2,186
345	Series 2003 - S10, Class A6, PO, 10/25/18	205
849	Series 2003 - S7, Class A1, 4.50%, 08/25/18	806
1,549	Series 2003 - S8, Class A4, 4.50%, 09/25/18	1,433
1,554	Series 2003 - S8, Class A6, 4.50%, 09/25/18	1,503
381	Series 2003 - S9, Class P, PO, 10/25/33	215
552	Series 2004 - AR3, Class A2, VAR, 4.24%, 06/25/34	535
601	Series 2006 - AR10, Class 2P, VAR, 0.00%, 09/25/36	426
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
733	Series 2005 - 1, Class 1A1, 5.50%, 03/25/35	691
18,470	Series 2005 - 2, Class 1A4, IF, IO, 2.66%, 04/25/35	547
1,489	Series 2005 - 4, Class CB7, 5.50%, 06/25/35	1,221
828	Series 2005 - 4, Class DP, PO, 06/25/20	619
2,591	Series 2005 - 6, Class 2A4, 5.50%, 08/25/35	2,247
	Washington Mutual MSC Mortgage Pass-Through Certificates,
1,511	Series 2002 - MS12, Class A, 6.50%, 05/25/32	1,480
416	Series 2004 - RA4, Class 1P, PO, 04/25/19	339
	Wells Fargo Mortgage Backed Securities Trust,
1,191	Series 2003 - 8, Class A9, 4.50%, 08/25/18	1,147
3,625	Series 2003 - 11, Class 1A4, 4.75%, 10/25/18	3,516
1,153	Series 2003 - 11, Class 1APO, PO, 10/25/18	816
1,404	Series 2003 - 13, Class A7, 4.50%, 11/25/18	1,339
424	Series 2003 - 14, Class 1A1, 4.75%, 12/25/18	406
998	Series 2003 - 16, Class 2A1, 4.50%, 12/25/18	947
29,593	Series 2003 - 16, Class 2AIO, IO, VAR, 0.12%, 12/25/18	68

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Non-Agency — 27.6% — Continued
982		Series 2003 - 17, Class 2A4, 5.50%, 01/25/34	973
1,417		Series 2003 - 17, Class APO, PO, 01/25/34	868
749		Series 2003 - K, Class 1A2, FRN, 4.49%, 11/25/33	710
470		Series 2004 - 1, Class A11, Zero Coupon, 02/25/34	236
934		Series 2004 - 7, Class 2A1, 4.50%, 07/25/19	901
3,226		Series 2004 - 7, Class 2A2, 5.00%, 07/25/19	3,144
3,273		Series 2004 - BB, Class A4, FRN, 4.56%, 01/25/35	3,184
3,399		Series 2004 - EE, Class 3A1, FRN, 4.01%, 12/25/34	3,352
4,631		Series 2004 - P, Class 2A1, FRN, 4.23%, 09/25/34	4,484
473		Series 2004 - Q, Class 1A3, FRN, 4.89%, 09/25/34	407
3,682		Series 2004 - S, Class A5, FRN, 3.54%, 09/25/34	3,658
1,253		Series 2004 - S, Class A7, FRN, 3.54%, 09/25/34	1,242
922		Series 2005 - 9, Class 1APO, PO, 10/25/35	534
638		Series 2005 - 15, Class APO, PO, 12/25/20	373
2,338		Series 2005 - AR10, Class 2A4, FRN, 4.11%, 06/25/35	2,322
1,421		Series 2005 - AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,359
1,849		Series 2006 - 3, Class A8, 5.50%, 03/25/36	1,835
317		Series 2006 - AR17, Class A1, FRN, 5.34%, 10/25/36	305
2,200		Series 2007 - 7, Class A7, 6.00%, 06/25/37	2,013
1,906		Series 2007 - 11, Class A14, 6.00%, 08/25/37	1,812

			273,381

		Total Collateralized Mortgage Obligations (Cost $717,479)	711,956

		Commercial Mortgage-Backed Securities — 0.2%
10		Bear Stearns Commercial Mortgage Securities, Series 2000 - WF1, Class A1, VAR, 7.64%, 2/15/32 (y)	10
		CS First Boston Mortgage Securities Corp.,
843		Series 1998 - C2, Class A2, 6.30%, 11/15/30	848
1,000		Series 2004 - 4, Class 3A5, 5.50%, 08/25/34	973

		Total Commercial Mortgage-Backed Securities (Cost $1,834)	1,831

		Mortgage Pass-Through Securities — 21.8%
		Federal Home Loan Mortgage Corp.,
765		ARM, 4.14%, 04/01/34	762
703		ARM, 4.30%, 12/01/33	712
351		ARM, 4.63%, 03/01/35	355
384		ARM, 5.39%, 07/01/37	392
1,704		ARM, 5.48%, 03/01/36	1,742
1,256		ARM, 5.69%, 11/01/36	1,282
3,058		ARM, 5.89%, 10/01/36	3,131
871		ARM, 5.91%, 02/01/37	890
575		ARM, 6.02%, 10/01/36	589
159		ARM, 6.77%, 01/01/30	160
26		7.50%, 03/01/17 - 05/01/17	28
—	(h)	7.50%, 07/01/16	—	(h)
2,752		Federal Home Loan Mortgage Corp. 15 Year, Single Family, TBA, Class PO, 6.00%, 6/15/17, 6.00%, 06/15/17	2,824
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
450		3.50%, 05/01/19	420
11,352		4.00%, 04/01/14 - 05/01/19 (m)	10,889
4,259		4.00%, 06/01/13 - 06/01/19	4,103
604		4.50%, 10/01/18	593
177		5.50%, 06/01/17	180
669		6.00%, 06/01/17	689
5,432		6.00%, 04/01/18 - 03/01/22	5,591
1,944		6.50%, 11/01/17 - 03/01/22	2,021

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Mortgage Pass-Through Securities — Continued
657		6.50%, 08/01/12 - 02/01/19	683
1,218		7.00%, 01/01/17 - 07/01/17	1,276
44		7.50%, 10/01/14	45
206		7.50%, 09/01/10 - 12/01/15	214
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,203		5.50%, 05/01/27	5,205
2,072		6.00%, 12/01/22	2,121
505		6.00%, 01/01/14 - 02/01/24	516
1,721		6.50%, 11/01/22 - 03/01/26	1,793
328		6.50%, 05/01/22	341
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
818		4.00%, 10/01/33	746
8,408		5.50%, 10/01/33 - 07/01/35	8,382
1,464		6.00%, 11/01/28 - 12/01/33	1,494
855		6.00%, 10/01/29	877
4,355		6.50%, 05/01/24 - 11/01/36 (m)	4,507
2,657		6.50%, 11/01/34	2,751
2,833		7.00%, 07/01/29 - 10/01/36	2,995
408		7.00%, 07/01/32 - 08/01/32	433
106		8.50%, 08/01/30	117
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
819		7.00%, 12/01/14 - 03/01/16	844
230		10.50%, 07/20/21	257
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	8.00%, 04/01/09	—	(h)
19		8.75%, 06/01/17	21
12		10.50%, 05/01/19	13
34		12.00%, 08/01/15 - 07/01/19	37
		Federal National Mortgage Association,
923		ARM, 3.95%, 06/01/34	928
928		ARM, 3.98%, 05/01/34	946
895		ARM, 4.04%, 02/01/34	890
1,278		ARM, 4.11%, 09/01/33	1,275
479		ARM, 4.12%, 01/01/34	477
1,582		ARM, 4.17%, 07/01/33	1,604
953		ARM, 4.20%, 10/01/34	950
699		ARM, 4.22%, 04/01/34	698
560		ARM, 4.27%, 05/01/35	559
816		ARM, 4.32%, 06/01/35	814
362		ARM, 4.60%, 05/01/35	365
851		ARM, 4.63%, 09/01/34	863
2,585		ARM, 4.67%, 04/01/35	2,578
836		ARM, 4.71%, 02/01/35	847
796		ARM, 4.71%, 04/01/34	823
1,184		ARM, 4.72%, 10/01/34	1,199
1,005		ARM, 4.76%, 10/01/34	1,016
1,438		ARM, 4.78%, 08/01/34	1,443
716		ARM, 4.79%, 09/01/35	723
757		ARM, 4.79%, 10/01/34	764
59		ARM, 4.81%, 09/01/27	59
2,920		ARM, 4.81%, 04/01/35	2,963
6,238		ARM, 4.83%, 01/01/35 (m)	6,309
711		ARM, 4.87%, 01/01/33	730
225		ARM, 4.89%, 03/01/29	225
565		ARM, 4.92%, 02/01/35	571
1,429		ARM, 4.98%, 07/01/33	1,445
1,491		ARM, 5.00%, 08/01/34	1,526
2,528		ARM, 5.01%, 05/01/35	2,561
1,713		ARM, 5.12%, 11/01/33	1,746
2,005		ARM, 5.15%, 10/01/34	2,004
1,337		ARM, 5.29%, 09/01/36	1,362
89		ARM, 5.56%, 11/01/32	91
44		ARM, 5.93%, 03/01/19	44
348		ARM, 6.76%, 11/01/33	353
		Federal National Mortgage Association, 15 Year, Single Family,
12,367		4.00%, 07/01/18 - 12/01/18 (m)	11,796
1,421		4.00%, 07/01/18 - 12/01/18	1,355
801		4.50%, 05/01/19	785
8,856		4.50%, 07/01/18 - 12/01/19	8,686
1,702		5.00%, 06/01/18 - 10/01/19	1,704
2,417		5.00%, 12/01/16 - 12/01/18	2,422
2,266		5.50%, 09/01/19 - 06/01/20	2,304
2,677		6.00%, 03/01/18 - 07/01/19	2,755
1,800		6.00%, 06/01/16 - 07/01/21	1,851
38		6.25%, 07/01/23	39
930		6.50%, 09/01/13 - 12/01/17	975

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Mortgage Pass-Through Securities — Continued
917	6.50%, 03/01/17 - 08/01/20	952
529	7.00%, 05/01/17 - 09/01/17	555
3,571	7.00%, 12/01/16 - 08/01/21	3,737
95	7.50%, 10/01/17	99
126	7.50%, 03/01/17	132
41	8.00%, 11/01/15	43
483	8.00%, 04/01/11 - 01/01/16	506
144	8.50%, 09/01/11	151
2	9.00%, 02/01/10	2
	Federal National Mortgage Association, 20 Year, Single Family,
1,579	6.00%, 02/01/14 - 04/01/24	1,616
2,759	6.50%, 12/01/22 - 03/01/29	2,867
30	6.50%, 06/01/16	31
118	7.50%, 09/01/21	127
	Federal National Mortgage Association, 30 Year, Single Family,
3,108	4.00%, 08/01/33 - 04/01/34	2,838
555	4.50%, 05/01/29	522
2,216	4.50%, 11/01/33 - 02/01/35	2,072
2,724	5.00%, 05/01/33	2,642
3,891	5.00%, 07/01/33 - 09/01/35	3,774
763	5.50%, 03/01/34	760
10,104	5.50%, 04/01/33 - 03/01/34	10,070
3,949	6.00%, 12/01/28 - 09/01/33	4,027
666	6.00%, 03/01/32 - 12/01/32	684
356	6.50%, 08/01/31	370
310	6.50%, 08/01/33	322
1,474	7.00%, 04/01/17 - 03/01/36	1,552
972	7.00%, 04/01/20 - 08/01/32	1,031
670	7.50%, 08/01/36	707
1,099	8.00%, 03/01/27 - 11/01/28	1,193
198	8.00%, 07/01/28	216
354	8.50%, 04/01/26 - 02/01/30	388
5	9.00%, 04/01/26	5
24	9.50%, 07/01/28	27
14	10.00%, 02/01/24	16
33	12.50%, 01/01/16	37
	Federal National Mortgage Association, Other,
1,690	4.00%, 11/01/33	1,510
1,614	4.50%, 11/01/14	1,605
764	4.50%, 08/01/33	714
981	5.00%, 08/01/34	989
1,449	5.50%, 06/01/12 - 09/01/17	1,464
824	5.50%, 05/01/13 - 09/01/33	829
210	6.00%, 05/01/09	212
148	6.00%, 09/01/33	151
1,932	6.50%, 05/01/22 - 04/01/36	2,000
2,018	6.50%, 10/01/35 - 06/01/36	2,084
585	7.00%, 10/01/28 - 10/01/46	614
793	7.00%, 02/01/33 - 12/01/36	830
130	8.00%, 06/01/28	141
34	8.50%, 03/01/30 - 06/01/30	38
577	9.00%, 11/01/24 - 06/01/31	636
24	9.00%, 05/01/18	26
43	10.00%, 07/01/19	48
73	10.20%, 06/25/21	82
40	10.25%, 07/15/13	44
24	10.50%, 11/01/18	26
77	11.00%, 04/01/19 - 08/20/20	88
12	Government National Mortgage Association II, 30 Year, Single Family, 8.00%, 8/20/26, 8.00%, 08/20/26	13
	Government National Mortgage Association, 15 Year, Single Family,
904	6.00%, 04/20/17 - 06/15/18	932
166	7.00%, 09/15/14 - 10/15/16	174
95	7.50%, 11/15/17	100
597	8.00%, 01/15/16	634
	Government National Mortgage Association, 30 Year, Single Family,
772	3.50%, 09/20/33	660
261	6.38%, 08/15/26	270
771	6.50%, 03/15/28 - 04/15/33	801
321	6.50%, 10/15/28 - 02/15/33	333
2,004	7.00%, 04/15/32 - 05/15/33	2,144
299	7.00%, 06/15/33	322
85	7.50%, 11/15/22 - 09/20/28	91
230	7.50%, 07/15/28 - 01/15/33	247
51	8.00%, 09/15/22 - 10/20/27	56

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
16	8.00%, 11/20/26 - 11/20/28	18
19	8.50%, 05/20/25	21
15	8.50%, 08/15/08 - 03/20/25	16
15	9.00%, 02/15/30 - 01/15/31	16
25	11.00%, 01/15/21	28
	Government National Mortgage Association, Other,
1,078	6.50%, 08/15/22 - 11/15/23	1,116
109	7.00%, 08/15/23	117

	Total Mortgage Pass-Through Securities (Cost $213,765)	215,755

	U.S. Government Agency Securities — 0.4%
3,864	Federal Home Loan Bank System, 4.72%, 9/20/12	3,860
7	Federal Housing Authority, 7.43%, 8/1/20	7
518	Federal National Mortgage Association, 5.50%, 3/15/11	546

	Total U.S. Government Agency Securities (Cost $4,397)	4,413

	U.S. Treasury Obligations — 0.1%
460	U.S. Treasury Bonds, 12.00%, 8/15/13	468
	U.S. Treasury Bonds Coupon STRIPS,
932	05/15/14	749
129	02/15/16	95

	Total U.S. Treasury Obligations (Cost $1,320)	1,312

	Total Long-Term Investments Cost 944,805)	941,040

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 4.8%
	Investment Company — 4.8%
47,084	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $47,084)	47,084

	Total Investments — 99.9% (Cost $991,889)	988,124

	Other Assets in Excess of Liabilities — 0.1%	632

	NET ASSETS — 100.0%	$988,756

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,807
Aggregate gross unrealized depreciation	(23,572)

Net unrealized appreciation/depreciation	($3,765)

Federal income tax cost of investments	$991,889

ABBREVIATIONS AND DEFINITIONS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
GMAC	-	General Motors Acceptance Corp.
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
TBA	-	To Be Announced
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

JPMorgan Mortgage-Backed Securities Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Mortgage-Backed Securities Fund

Level 1	$47,084	$—

Level 2	941,040	—

Level 3	—	—

Total	$988,124	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.4%

	Municipal Bonds — 95.4%
	Alabama — 0.9%
	Alabama 21st Century
	Authority, Tobacco Settlement,
1,020	Rev., 5.50%, 12/01/10	1,036
1,790	Rev., 5.75%, 06/01/10	1,839
2,000	Rev., 5.75%, 12/01/11	2,008
2,290	Rev., 5.85%, 06/01/10	2,350
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.25%, 11/01/08	3,452
2,000	Alabama State Dock Authority, Series A, Rev., AMT, MBIA, 5.00%, 10/01/14	2,063
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., TRAN, 5.40%, 11/01/11	1,336

		14,084

	Alaska — 2.0%
4,550	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, MBIA, 5.00%, 06/01/15	4,505
	Alaska Student Loan Corp.,
4,500	Series A, Rev., GTD STD LNS, 5.00%, 06/01/11	4,660
3,690	Series A, Rev., AMBAC, 6.05%, 07/01/10 (p)	3,938
3,000	Series A-2, Rev., AMT, 5.00%, 12/01/16	3,071
3,000	Series A-3, Rev., AMT, 5.00%, 06/01/13	3,135
	City of North Slope Boro,
1,000	Series A, GO, MBIA, 06/30/10	940
6,350	Series A, GO, MBIA, 06/30/13	5,216
2,000	City of North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/09	1,942
	Four Dam Pool Power Agency, Electrical,
1,830	Series A, Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	1,870
2,975	Series A, Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	3,031

		32,308

	Arizona — 3.3%
485	Arizona Housing Finance Authority, Series 2A, Rev., TRAN, GNMA/FNMA/FHLMC, 5.63%, 07/01/12	495
10,000	Arizona State University, Rev., FSA, 5.25%, 07/01/09	10,346
	Arizona State University, Board of Regents,
2,100	COP, MBIA, 5.00%, 07/01/15	2,306
2,150	COP, MBIA, 5.00%, 07/01/16	2,361
3,605	COP, MBIA, 5.00%, 07/01/17	3,923
4,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/18	4,256
3,595	City of Phoenix, Series B, GO, 5.00%, 07/01/12 (p)	3,834
2,645	City of Scottsdale, Rev., 5.25%, 07/01/22	2,953
1,735	Gila County, COP, 6.40%, 06/01/14 (i)	1,779
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.00%, 12/01/10	985
	Maricopa County IDA, Single Family Mortgage,
5,227	Series 1B, Rev., TRAN, GNMA/FNMA, 5.65%, 05/01/16	5,136
690	Series 2B, Rev., TRAN, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	698
670	Phoenix IDA, Single Family Mortgage, Series 2, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	678
	Pinal County,
2,910	COP, 5.25%, 12/01/14	3,028
3,065	COP, 5.25%, 12/01/14	3,171
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.00%, 09/01/16 (w)	3,106

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Arizona — Continued
2,000	Tucson & Prima Counties IDA, Series B, Rev., GNMA/FNMA/FHLMC, 4.60%, 06/01/17	2,024
	Tucson & Prima Counties IDA, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series 1A, Rev., GNMA/FNMA, 5.70%, 01/01/10	72
45	Series 1A, Rev., GNMA/FNMA, 6.10%, 01/01/10	46
870	Series 1A, Rev., TRAN, GNMA COLL, 5.63%, 07/01/12	889
2,990	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.35%, 07/01/16	2,967

		55,053

	Arkansas — 0.9%
1,000	Arkansas Development Finance Authority, Mortgage- Backed Securities Mortgage Loan, Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	1,008
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.60%, 09/01/09	5,020
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.20%, 07/01/13	1,973
3,000	Rev., FSA, 4.25%, 07/01/13	2,968
	Fayetteville, Sales & Use Tax,
320	Rev., FSA, 4.13%, 11/01/15	323
330	Rev., FSA, 4.25%, 11/01/15	328
1,150	Series A, Rev., FSA, 4.00%, 11/01/16	1,178
26	Lonoke County Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 04/01/11	27
1,875	Rogers Arkansas Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.25%, 03/01/17	1,903
13	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Rev., FNMA COLL, 7.90%, 07/07/08	13

		14,741

	California — 5.3%
5,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/13	5,325
1,600	California Home Mortgage Finance Authority, Mortgage- Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.35%, 02/01/17	1,618
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, GO OF AGY, 5.38%, 02/01/09	1,487
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
1,980	Series A, Rev., FNMA/GNMA/FHLMC, 4.20%, 02/01/17	1,968
90	Series A, Rev., GNMA/FNMA, 5.00%, 06/01/11	91
2,480	Series A, Rev., GNMA/FNMA/FHLMC, 5.40%, 06/01/16	2,397
2,475	Series C, Rev., GNMA/FNMA/FHLMC, 4.10%, 02/01/17	2,445
5,345	Series FH-1, Rev., 5.50%, 02/01/16	5,227
5,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series J, Rev., 5.00%, 01/01/16	5,291
3,000	California Statewide Communities Development Authority, Rev., 5.00%, 12/01/17	3,076

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	California — Continued
4,780	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., TRAN, LIQ: FNMA, 4.75%, 06/15/11	4,915
1,000	Golden State Tobacco Securitization Corp., Asset- Backed, Series A-1, Rev., 5.00%, 06/01/15	976
4,375	Kaweah Delta Health Care District, Rev., 5.00%, 08/01/12	4,270
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,677
100	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.25%, 07/07/08 (i)	100
5,000	Sacramento City Financing Authority, Rev., FGIC, 5.00%, 12/01/15	5,129
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, FSA, 5.75%, 05/01/18	4,287
	State of California,
3,415	GO, 5.00%, 06/01/13	3,660
5,000	GO, 5.00%, 03/01/14	5,350
5,000	GO, 5.00%, 08/01/15	5,168
5,000	GO, 5.00%, 10/01/15	5,379
5,000	GO, 5.00%, 12/01/17	5,122
5,000	GO, 5.13%, 04/01/14	5,143
5,000	Series B, GO, VAR, 5.00%, 03/01/10	5,193

		86,294

	Colorado — 3.8%
2,300	Arapahoe County, Single Family Mortgage, Rev., IMI, Zero Coupon, 09/01/10 (p)	2,167
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., TRAN, 5.38%, 07/07/08	1,921
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,205
2,500	Colorado Health Facilities Authority, Adventist Health/Sunbelt, Series E, Rev., 5.00%, 11/15/13	2,619
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.00%, 09/01/17	2,403
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 07/07/08	443
	Colorado Housing & Facilities Finance Authority, Multi- Family Project,
650	Series C-3, Class I, Rev., AMT, 4.45%, 04/01/11	662
985	Series C-3, Class I, Rev., AMT, 4.55%, 10/01/12	1,005
975	Series C-3, Class I, Rev., AMT, 4.65%, 10/01/12	986
	Colorado Housing & Facilities Finance Authority, Single Family Program,
160	Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/09	162
1,090	Series C-2, Rev., AMT, FHA/VA MTGS, 7.05%, 10/01/09	1,155
	Denver City & County, Airport,
5,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	5,207
1,000	Series D, Rev., FSA, 5.50%, 07/11/08 (u) (f)	1,049
2,500	Series D, Rev., FSA, 5.50%, 07/11/08 (u) (f)	2,620
4,070	Series D, Rev., FSA, 5.50%, 07/11/08 (u) (f)	4,290
2,410	Series D, Rev., FSA, 5.50%, 07/11/08 (u) (f)	2,546
	Denver City & County, Capital Appreciation, Single Family Mortgage,
1,000	Series A, Rev., MGIC, Zero Coupon, 07/01/08	896
9,850	Series A, Rev., MGIC, Zero Coupon, 07/01/08	7,178

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Colorado — Continued
4,536	Denver City & County, Single Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.55%, 08/01/16	4,456
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
180	Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/12	182
420	Series A, Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.15%, 05/01/12	432
150	Series A, Rev., TRAN, GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/10	152
1,000	Denver City & County, Special Facilities, Rental Car Project, Series A, Rev., MBIA, 6.00%, 01/01/09	1,020
5,660	Douglas County, School District No. Re-1, Series 163, GO, VAR, MBIA, 7.96%, 06/05/08	6,496
	El Paso County, Single Family Mortgage,
125	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.20%, 05/01/09	126
3,291	Series A, Rev., TRAN, GNMA/FNMA, 5.35%, 03/01/16	3,193
1,750	El Paso County, Southern Front Range, Series E, Rev., AMT,
	GNMA/FNMA/FHLMC, 5.85%, 10/01/17	1,761
	Erie,
275	Rev., ACA, 5.13%, 12/01/08 (p)	279
725	Rev., ACA, 5.13%, 12/01/08	729
196	IDK Partners III Trust, Pass- Through Certificates, Series 1999, Class A, 5.10%, 08/01/23	196
3,500	Mesa County, Residential, Rev., Zero Coupon, 12/01/11 (p)	3,145

		62,681

	Delaware — 0.9%
	Delaware State EDA,
1,685	Rev., MBIA, 5.00%, 10/01/17	1,746
1,520	Rev., MBIA, 5.00%, 10/01/17	1,567
	Delaware State Housing Authority, Single Family Mortgage,
1,230	Series A, Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/17	1,205
1,135	Series A-1, Rev., AMBAC, 5.17%, 07/01/09	1,139
2,500	Series B, Rev., 4.35%, 07/01/17	2,486
5,000	Series C-1, Rev., AMT, 5.55%, 07/01/17	5,036
1,250	Series D-1, Rev., AMT, 4.63%, 07/01/17	1,254

		14,433

	District of Columbia — 0.9%
11,840	District of Columbia, COP, AMBAC, 5.25%, 01/01/13	12,423
2,835	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.63%, 06/01/15	2,885

		15,308

	Florida — 5.7%
1,860	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.50%, 04/12/07	1,755
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., MBIA, 5.50%, 08/01/11	2,531
2,880	Series F-1, Rev., MBIA, 5.50%, 08/01/11	3,046
5,000	Citizens Property Insurance Corp., High Risk Accounts, Series A, Rev., MBIA, 5.00%, 03/01/17	5,250
4,000	Collier County School Board, COP, FSA, 5.25%, 02/15/21	4,381
4,985	Coral Gables Health Facilities Authority, Baptist Health, Rev., TRAN, FSA, 5.00%, 08/15/14 (p)	5,466

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Florida — Continued
1,200	Escambia County, Housing Finance Authority, Multi- County Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 4.15%, 04/01/16	1,157
2,995	Escambia County, Housing Finance Authority, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 4.80%, 04/01/15	2,840
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.00%, 10/01/12	3,923
6,970	Rev., AMBAC, 5.00%, 10/01/13	7,423
	Highlands County Health Facilities Authority, Adventist Health,
2,500	Rev., TRAN, 3.95%, 09/01/12	2,467
800	Series A, Rev., TRAN, 5.00%, 11/15/15	832
1,000	Series A, Rev., TRAN, 5.00%, 11/15/15	1,030
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., MBIA, 5.38%, 10/01/13	8,128
5,000	Series A, Rev., MBIA, 5.50%, 10/01/13	5,211
	Hillsborough County Housing Finance Authority,
2,000	Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 04/01/15	2,009
1,685	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.40%, 10/01/16	1,692
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.63%, 10/01/11	1,180
6,850	Series A, Rev., AMBAC, 5.00%, 10/01/16	6,711
2,900	Miami-Dade County, Series A, Rev., SO, MBIA, Zero Coupon, 07/07/08	1,920
1,070	Miami-Dade County Housing Finance Authority. Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.30%, 04/01/15	1,095
2,000	Miami-Dade County School Board, Series A, COP, FGIC, 5.00%, 05/01/15	2,107
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, CIFG/FSA-CR, 5.00%, 10/01/15	3,083
	Orange County, Housing Finance Authority,
2,560	Series A, Rev., AMT, GNMA, 5.13%, 03/01/17	2,536
740	Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/12	748
2,400	Pinellas County Housing Finance Authority, Rev., AMT, GNMA/FNMA/FHLMC, 4.90%, 03/01/17	2,327
2,125	Pinellas County Housing Finance Authority, Multi- County Program, Series B-1, Rev., GNMA/FNMA, 5.20%, 03/01/15	2,167
5,000	Port St. Lucie, Rev., MBIA, 5.25%, 09/01/24	5,369
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.00%, 08/15/17	5,126

		93,510

	Georgia — 1.7%
2,985	Atlanta Urban Residential Finance Authority, Multi- Family Housing, Mortgage- Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.50%, 10/01/17	2,932
2,000	City of Atlanta, Water & Wastewater, Rev., FSA, 5.00%, 11/01/14	2,101
1,765	Fulton County, Housing Authority Multi-Family Housing, Concorde Place Apartments, Series A, Rev., 6.30%, 07/01/08 (p)	1,771

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Georgia — Continued
3,000	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/24	2,866
	State of Georgia,
5,000	Series C, GO, 5.50%, 07/01/14	5,640
10,660	Series D, GO, 5.25%, 12/01/13	11,842

		27,152

	Hawaii — 0.4%
600	Hawaii Housing & Community Development Corp., Multi- Family Housing, Sunset Villas, Rev., GNMA COLL, 5.00%, 07/20/10	613
5,000	State of Hawaii, Series DG, GO, AMBAC, 5.00%, 07/01/12	5,374

		5,987

	Idaho — 0.3%
	Idaho Housing & Finance Association,
1,090	Series A, Class III, Rev., 5.55%, 07/01/11	1,120
1,675	Series B, Class III, Rev., 5.00%, 01/01/15	1,619
	Idaho Housing & Finance Association, Single Family Mortgage,
150	Series A, Rev., FHA/VA MTGS, 5.35%, 07/07/08	153
1,500	Series A, Class I, Rev., 6.25%, 01/01/17	1,552
95	Series D, Rev., FHA/VA MTGS, 6.45%, 07/07/08	96
135	Series E-2, Rev., 5.95%, 07/07/08	139
205	Series H, Rev., FHA/VA MTGS, 6.05%, 07/07/08	206

		4,885

	Illinois — 5.1%
3,000	Chicago Board of Education, Series C, GO, 5.25%, 12/01/18	3,187
4,450	Chicago Heights, Series A, GO, FGIC, 5.65%, 12/01/08	4,512
6,000	Chicago Housing Authority, Rev., FSA, 5.00%, 07/01/09	6,187
5,980	Chicago O’Hare International Airport, 3rd Lien, Series C, Rev., AMT, MBIA, 5.25%, 01/01/15	6,009
5,000	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.25%, 06/01/13	5,407
	City of Aurora,
2,934	Series A, Rev., AMT, GNMA/FNMA/FHLMC, FHA/VA GTD, 5.50%, 12/01/39	2,944
2,952	Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/01/39	2,937
	City of Chicago,
7,580	Series A, GO, FSA, 5.25%, 01/01/14	8,176
1,310	Series C, Rev., GNMA/FNMA/FHLMC, 4.20%, 12/01/16	1,298
3,485	City of Chicago, Gas Supply, Series B, Rev., TRAN, 4.75%, 07/01/09	3,566
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.13%, 01/01/11	99
	City of Chicago, Single Family Mortgage,
1,770	Series B, Rev., TRAN, GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/12	1,851
3,730	Series C, Rev., GNMA/FNMA COLL, 5.75%, 12/01/15	3,772
175	Series C, Rev., MBIA-IBC GNMA/FNMA/FHLMC, 7.00%, 09/01/10	180
5,720	Series E, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 06/01/16	5,689
4,000	Series K, Rev., GNMA/FNMA/FHLMC, 5.35%, 12/01/16	3,888
35	City of Peru, IDR, Construction Freightways Corp. Project, Series B, Rev., 5.25%, 01/01/04 (d) (i)	2
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Illinois — Continued
3,430	Series A, Rev., GNMA COLL, 6.50%, 07/20/10	3,729
4,465	Series A, Rev., GNMA COLL, 6.60%, 07/20/10	4,817
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.25%, 05/15/14	1,497
55	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.60%, 07/07/08	56
	State of Illinois, Rev.,
3,925	Rev., 5.00%, 06/15/14	4,208
5,000	Rev., FSA, 5.00%, 06/15/15	5,195
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.00%, 03/15/12	3,189
1,750	Series A, COP, AMBAC, 5.00%, 03/15/13	1,888

		84,283

	Indiana — 1.7%
	City of Indianapolis, Multi- Family Housing, Turtle Creek, North Apartments,
185	Series A, Rev., GNMA COLL/FHA INS, 3.40%, 12/20/09	185
550	Series A, Rev., GNMA COLL/FHA INS, 4.15%, 12/20/09	538
700	Series A, Rev., GNMA COLL/FHA INS, 4.38%, 12/20/09	661
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.00%, 11/15/12	835
1,095	Rev., 5.00%, 11/15/15	1,129
1,000	Rev., 5.25%, 11/15/15	999
	Indiana Health Facility Financing Authority, Ascension Health,
1,325	Series A, Rev., TRAN, 5.00%, 04/01/10	1,371
1,750	Series A-1, Rev., TRAN, 5.00%, 05/01/13	1,839
	Indiana Housing & Community Development Authority,
4,620	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/14	4,569
3,285	Series C-2, Rev., GNMA/FNMA, 5.00%, 01/01/15	3,259
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.00%, 02/01/18	4,968
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.25%, 01/01/14	3,128
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., MBIA, 5.00%, 01/01/16	4,305
60	Town of Fremont, Consolidated Freightways Corp. Project, Rev., 5.25%, 05/01/04 (d) (i)	4

		27,790

	Iowa — 0.3%
5,000	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.30%, 06/01/11 (p)	5,344

	Kansas — 1.7%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.75%, 11/15/09	2,022
1,010	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments, Series O, Rev., GNMA COLL, 6.50%, 06/20/09	1,046
	Sedgwick & Shawnee Counties,
4,135	Series A, Rev., GNMA/FNMA, 5.40%, 12/01/15	4,123
1,670	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/15	1,693

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Kansas — Continued
905	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/15	902
	Sedgwick & Shawnee Counties, Mortgage-Backed Securities Program,
3,665	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 06/01/16	3,639
3,330	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 12/01/16	3,280
1,940	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.10%, 12/01/16	1,936
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
5,215	Series A, Rev., GNMA/FNMA/FHLMC, 5.45%, 06/01/16	5,209
385	Series A, Rev., TRAN, GNMA/FNMA, 5.25%, 06/01/12	394
1,045	Series A, Rev., TRAN, GNMA/FNMA, 6.05%, 06/01/13	1,068
720	Series A-4, Rev., TRAN, GNMA/FNMA COLL, 5.65%, 06/01/12	727
1,980	Series B-3, Rev., TRAN, GNMA/FNMA, 5.75%, 12/01/12	1,990

		28,029

	Louisiana — 3.1%
	Calcasieu Parish Public Transportation Authority,
485	Series A, Rev., GNMA/FNMA, 5.55%, 06/09/08	495
300	Series B, Rev., GNMA/FNMA, 5.00%, 04/01/13	304
3,344	Calcasieu Parish Public Transportation Authority, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.35%, 09/01/16	3,330
3,095	City of Shreveport, Series A, GO, FGIC, 6.00%, 05/01/09	3,193
	Jefferson Parish Home Mortgage Authority, Single Family Mortgage,
685	Series B-1, Rev., TRAN, GNMA/FNMA COLL, 6.65%, 06/01/11	721
4,025	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/13	4,078
265	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/10	268
1,250	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/01/16	1,221
1,010	Louisiana Correctional Facilities Corp., Rev., AMBAC, 5.00%, 09/01/16	1,088
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.75%, 01/01/11	4,792
4,320	Rev., FSA, 5.75%, 01/01/12	4,713
2,290	Rev., FSA, 5.75%, 01/01/13	2,539
	Louisiana Housing Finance Agency, Single Family Access Program,
20	Series B, Rev., GNMA/FNMA COLL, 8.00%, 03/01/25	20
400	Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.05%, 06/01/10	410
2,800	Louisiana Offshore Terminal Authority, Loop LLC Project, Rev., TRAN, 5.00%, 06/01/12	2,840
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., FSA, 5.75%, 07/01/18	5,665
	Louisiana State Military Department, Custody Receipts,
1,470	Rev., 5.00%, 08/01/13	1,551
1,000	Rev., 5.00%, 08/01/15	1,057

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Louisiana — Continued
3,000	St. Bernard Parish Home Mortgage Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	3,131
1,970	St. Tammany Parish Finance Authority, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/16	1,949
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.25%, 03/01/11	560
515	Series B, GO, RADIAN, 5.25%, 03/01/12	537
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.70%, 11/15/08 (i)	460
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.00%, 02/01/12	1,878
2,000	Series A, Rev., 5.38%, 02/01/13	2,122
1,190	Series A, Rev., 5.38%, 02/01/13	1,248

		50,170

	Maryland — 1.5%
640	Baltimore County, Multi- Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 07/07/08	265
2,000	City of Baltimore, Port Facilities, Coal Sales, Rev., TRAN, 6.50%, 06/19/08	2,062
1,200	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.50%, 12/15/15	1,215
140	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 5.60%, 06/01/12	142
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.00%, 03/15/17	6,458
7,675	Series 2, GO, 5.00%, 08/01/13	8,327
5,450	Series 2, GO, 5.00%, 08/01/13	5,959

		24,428

	Massachusetts — 2.2%
3,725	Boston Housing Authority, Rev., FSA, 5.00%, 04/01/16	4,066
	Commonwealth of Massachusetts,
8,000	Series B, GO, 5.00%, 11/01/13	8,735
2,500	Series B, GO, FSA, 5.25%, 09/01/21	2,798
3,920	Series D, GO, MBIA, 5.38%, 08/01/12 (p)	4,254
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.60%, 01/01/10	1,814
4,000	Massachusetts Housing Finance Agency, Series C, Rev., VAR, AMT, 3.80%, 12/01/08	3,987
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., VAR, AMT, 4.90%, 12/01/15	980
1,095	Massachusetts Industrial Finance Agency, University Commons Nursing, Series A, Rev., FHA, 6.55%, 06/16/08	1,152
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.25%, 08/01/24	5,611
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.40%, 10/01/11	688
700	Series A, Rev., 3.60%, 10/01/12	715
725	Series A, Rev., 3.75%, 10/01/13	744
750	Series A, Rev., 3.90%, 10/01/14	773

		36,317

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Michigan — 1.8%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.00%, 07/01/16	5,888
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., TRAN, 5.00%, 01/15/12	2,127
	Michigan Municipal Bond Authority, Local Government Loan Program,
2,500	Series B, Rev., AMBAC, 5.00%, 12/01/09	2,588
2,500	Series B, Rev., AMBAC, 5.00%, 12/01/10	2,628
	Michigan State Hospital Finance Authority, Oakwood Obligated Group,
5,000	Rev., 5.50%, 11/01/13	5,191
2,500	Series A, Rev., 5.00%, 07/15/15	2,622
	Michigan State Housing Development Authority,
3,780	Series A, Rev., AMT, GO OF AUTHORITY, 5.00%, 12/01/15	3,806
2,030	Series D, Rev., AMT, FSA, 4.95%, 07/01/15	2,004
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.13%, 07/01/14	2,510

		29,364

	Minnesota — 1.3%
7	Blaine IDR, Consolidated Freightways Corp. Project, Rev., 5.15%, 01/01/04 (d) (i)	–	(h)
6,969	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 02/01/17	6,697
4,976	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 02/01/17	4,823
1,625	Minneapolis Community Development Agency, Multi- Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/09	1,619
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,800	Series D, Rev., VAR, AMT, GO OF AGY, 5.50%, 07/01/16	1,815
6,000	Series L, Rev., AMT, GO OF AGY, 5.50%, 01/01/17	6,032
1,140	Minnesota Housing Finance Agency, Single Family Mortgage, Series A, Rev., GO OF AGY, 5.75%, 07/01/09	1,187

		22,173

	Mississippi — 0.9%
1,000	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., TRAN, 5.00%, 03/01/11	1,015
6,400	Mississippi Higher Education Assistance Corp., Student Loan, Series B-3, Rev., GTD STD LNS, 5.45%, 09/01/08	6,595
7,580	Mississippi Home Corp., Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/17	7,818

		15,428

	Missouri — 1.2%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.25%, 12/01/10 (p)	996
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, FSA, 5.00%, 07/01/17	2,134
	Missouri Housing Development Commission, Home Ownership Loan Program,
3,450	Series B, Rev., AMT, GNMA/FNMA, 5.80%, 09/01/14	3,527
1,220	Series B1, Rev., AMT, GNMA/FNMA/FHLMC, 5.05%, 09/01/16	1,190

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Missouri — Continued
5,000	Series C1, Rev., AMT, GNMA/FNMA/FHLMC, 5.60%, 03/01/17	5,017
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
150	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.15%, 03/01/10	154
215	Series B-1, Rev., AMT, MBIA- IBC, 7.45%, 03/01/10	218
2,995	St. Louis County, Hosuing Authority, Oakmont Hathaway & Brighton, Series A, Rev., LIQ: FNMA, 4.55%, 05/01/11	3,093
3,400	State of Missouri, Housing Development Community, Homeownership Loan Program, Series E-1, Rev., AMT, GNMA/FNMA, 5.60%, 03/01/16	3,431

		19,760

	Montana — 0.4%
	Montana Board of Housing, Single Family Mortgage,
4,755	Series A, Rev., 5.25%, 06/01/15	4,755
1,015	Series B-2, Rev., AMT, 6.00%, 06/01/10	1,027

		5,782

	Nebraska — 0.5%
	Nebraska Investment Finance Authority,
4,435	Series C, Rev., GNMA/FNMA/FHLMC, 5.25%, 03/01/14	4,464
3,125	Series C, Rev., 5.50%, 03/01/15	3,167

		7,631

	Nevada — 1.8%
14,575	Clark County School District, Series B, GO, FSA, 5.00%, 06/15/14	15,592
2,000	Clark County, Pollution Control, Series A, Rev., TRAN, 3.25%, 03/02/09	2,010
1,810	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, FSA, 5.40%, 12/01/08	1,869
1,110	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., AMT, FNMA COLL, 5.45%, 10/01/10	1,123
	Nevada Housing Division, Single Family Mortgage,
80	Series A-1, Rev., AMT, 5.20%, 07/07/08	81
10	Series B-1, Rev., AMT, 6.00%, 07/07/08	10
3,931	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 03/01/17	3,785
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.00%, 01/01/16	5,716

		30,186

	New Hampshire — 0.2%
3,545	City of Manchester, School Facilities Revenue, Rev., MBIA, 5.50%, 06/01/24	4,029

	New Jersey — 3.7%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.00%, 01/01/15	2,480
1,215	Egg Harbor Township School District, GO, FSA, 5.75%, 07/15/24	1,429
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.25%, 03/01/14	3,294
3,000	Series P, Rev., 5.25%, 09/01/15	3,307
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,332
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,401

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	New Jersey — Continued
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., FGIC, GO OF AUTHORITY, 5.50%, 01/01/13 (p)	5,521
	New Jersey Transportation Trust Fund Authority,
5,000	Series A, Rev., 5.25%, 12/15/20	5,538
5,000	Series A, Rev., AMBAC, 5.50%, 12/15/15	5,634
2,000	Series A, Rev., 5.50%, 12/15/21	2,258
8,690	Series B, Rev., AMBAC, 5.25%, 12/15/22	9,506
10,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	11,218
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.00%, 06/01/14	4,931
1,155	Series 1A, Rev., 5.00%, 06/01/16	1,122
2,550	Series 1A, Rev., 5.00%, 06/01/17	2,412

		61,383

	New Mexico — 1.2%
	New Mexico Educational Assistance Foundation, Student Loan Program, 1st Sub.,
985	Series A-2, Rev., GTD STD LNS, 6.20%, 07/07/08	994
590	Series A-2, Rev., GTD STD LNS, 6.30%, 07/07/08	601
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
3,850	Series B-2, Class I, Rev., AMT,
	GNMA/FNMA/FHLMC,
	4.25%, 01/01/17	3,812
4,575	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.20%, 01/01/17	4,528
3,615	Series C-2, Rev., AMT, FNMA/GNMA, 4.70%, 09/01/12	3,634
3,445	Series D-1, Class I, Rev., AMT, GNMA/FMNA/FHLMC, 5.85%, 07/01/15	3,520
765	Series E-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.80%, 09/01/09	777
1,125	Taos County, Rev., RADIAN, 4.00%, 10/01/11	1,134

		19,000

	New York — 7.7%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities, Rev., 5.25%, 02/01/09	1,135
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,042
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,235
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.25%, 11/15/14	1,093
1,365	Monroe County, Aiport Authority, Greater Rochester International, Rev., MBIA, 5.25%, 01/01/12	1,420
	New York City,
2,000	Series A, GO, 5.25%, 07/07/08	2,024
5,000	Series C, GO, 5.50%, 02/01/13	5,457
7,500	Series D, GO, 5.00%, 11/01/14	7,736
5,270	Series G, GO, 5.00%, 08/01/13	5,675
5,000	Series G, GO, 5.00%, 08/01/14	5,400
4,000	Series G, GO, 5.25%, 02/01/14	4,313
	New York City Transitional Finance Authority, Future Tax Secondary,
5,000	Series A, Rev., TRAN, 5.50%, 11/01/11	5,315
10,000	Series B, Rev., 5.00%, 05/01/17	10,906
5,000	Series B, Rev., TRAN, 5.25%, 02/01/11	5,230
3,985	New York City, Unrefunded Balance, Series J, GO, 5.50%, 06/01/13	4,306

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	New York — Continued
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.00%, 06/01/13	2,048
1,295	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	1,379
6,220	New York State Dormitory Authority, Court Facilities, Series A, Rev., 5.25%, 05/15/12	6,671
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 05/15/20	5,620
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,158
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,219
2,800	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16	3,168
5,000	New York State Thruway Auhtority, Series B, Rev., FGIC, 5.00%, 10/01/15	5,410
5,000	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., TRAN, 5.50%, 01/01/11	5,273
5,625	Port Authority of New York & New Jersey, CONS-117, Rev., FGIC, GO OF AUTHORITY, 5.13%, 11/15/08	5,707
3,370	Port Authority of New York & New Jersey, CONS-124, Rev., GO OF AUTHORITY, 5.00%, 08/01/08	3,415
4,130	Port Authority of New York & New Jersey, CONS-127, Rev., AMBAC, GO OF AUTHORITY, 5.50%, 06/16/12	4,332
4,000	Port Authority of New York & New Jersey, CONS-131, Rev., CIFG-TCRS, 5.00%, 06/15/13	4,118
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., 5.00%, 06/01/12	4,235
1,675	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,704
8,000	Series B-1C, Rev., 5.50%, 06/01/11	8,378

		127,122

	North Carolina — 2.4%
765	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.90%, 08/20/14	765
	North Carolina Eastern Municipal Power Agency,
5,500	Series A, Rev., AMBAC, 5.00%, 01/01/16	5,845
3,775	Series C, Rev., 5.38%, 01/01/13	3,906
	North Carolina Housing Finance Agency, Home Ownership,
1,510	Series 14-A, Rev., AMT, AMBAC, 4.35%, 07/01/11	1,511
2,850	Series 23-A, Rev., VAR, AMT, 5.00%, 07/01/15	2,851
2,500	Series 26-A, Rev., VAR, AMT, 5.50%, 01/01/16	2,535
4,165	Series 30-A, Rev., AMT, 5.50%, 01/01/17	4,198
150	Series 8-A, Rev., AMT, 5.95%, 01/01/10	151
5,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.25%, 01/01/16	5,402
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.00%, 03/01/15	12,007

		39,171

	North Dakota — 0.7%
	North Dakota State Housing Finance Agency, Housing Finance Program,
60	Series A, Rev., 6.00%, 07/07/08	60

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	North Dakota — Continued
10,930	Series B, Rev., 5.50%, 01/01/16	10,990

		11,050

	Ohio — 3.4%
4,000	City of Columbus, Series D, GO, 5.00%, 12/15/09	4,172
5,900	Clark County, Lincoln Park Phase IB, Rev., TRAN, 4.35%, 06/01/09	5,997
890	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Rev., 4.50%, 05/15/14	718
1,460	Cleveland-Cuyahoga County Port Authority, Development of Cleveland, Series A, Rev., 5.38%, 07/07/08	1,432
1,435	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, 5.38%, 05/15/09	1,412
	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund,
1,055	Series A, Rev., 6.20%, 05/15/12	1,079
480	Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	503
1,490	Series C, Rev., 5.25%, 05/15/12	1,507
	Cuyahoga County, Multi- Family Housing, Carter Manor,
160	Rev., GNMA, 3.25%, 09/20/09	161
550	Rev., GNMA, 4.00%, 09/20/14	546
	Dublin City School District, Capital Appreciation,
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,333
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,754
1,000	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/09	1,017
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.95%, 12/20/10	1,090
2,500	Montgomery County, Care Facilities, Mary Scott Project, Series A, Rev., GNMA COLL, 6.55%, 09/20/11	2,708
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control, Series B, Rev., TRAN, 3.75%, 10/01/08	1,005
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
175	Series B, Rev., AMT, GNMA COLL, 4.65%, 09/01/08	177
1,330	Series C, Rev., GNMA COLL, 4.63%, 01/01/11	1,328
6,355	Ohio State Water Development Authority, Water Quality Fund, Rev., 5.50%, 12/01/22	7,320
	Riversouth Authority, Area Redevelopment,
2,430	Series A, Rev., 5.00%, 12/01/15	2,625
1,135	Series A, Rev., 5.25%, 12/01/15	1,258
5,000	State of Ohio, Common Schools, Series A, GO, 5.00%, 06/15/09	5,155
	Summit County Port Authority, Eastland Woods Project,
130	Series A, Rev., FHA INS, GNMA COLL, 3.25%, 12/20/09	130
425	Series A, Rev., FHA INS, GNMA COLL, 4.00%, 06/20/14	420
580	Series A, Rev., FHA INS, GNMA COLL, 4.35%, 06/20/14	545
1,020	Series A, Rev., FHA INS, GNMA COLL, 4.75%, 06/20/14	955
4,000	Summit County Port Authority, Edgewood Apartments Project, Rev., 4.25%, 05/01/10	3,989
	Toledo-Lucas County Port Authority Development, Northwest Ohio Bond Fund,
1,450	Series C, Rev., 5.35%, 11/15/12	1,509
440	Series C, Rev., AMT, 6.00%, 05/15/11 (p)	456

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Ohio — Continued
525	Series E, Rev., 6.10%, 11/15/10	532
1,710	Upper Arlington City, School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,339

		56,172

	Oklahoma — 0.6%
880	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage- Backed Securities Program, Series A, Rev., TRAN, GNMA COLL, 6.70%, 09/01/10	893
2,000	City of Enid, Municipal Auhtority, Sales Tax and Utility, Rev., AMBAC, 4.50%, 02/01/09	2,022
	Oklahoma City Home Finance Authority, Mortgage-Backed Securities,
4,840	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 04/01/16	4,831
2,057	Series A-2, Rev., GNMA, 5.70%, 04/01/15	2,088

		9,834

	Oregon — 1.0%
1,840	Jackson County School District No. 549C, GO, School Board GTY, 5.25%, 06/15/16	2,066
1,230	Keizer Urban Renewal Agancy, North River Economic, Tax Allocation, Series A, 5.00%, 12/01/12 (p)	1,281
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.10%, 05/01/13	2,614
1,890	Oregon State, Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.25%, 04/01/09	1,949
2,485	Port of Portland, Portland International Airport, Series D, Rev., AMT, FGIC, 5.50%, 07/01/11	2,583
5,410	Washington, Multnomah & Yamill Counties School District No. 1J, Series 171, GO, VAR, MBIA, 8.11%, 06/05/08	6,130

		16,623

	Other Territories — 1.3%
	Multi-Family Housing, Bond Pass-Through Certificates,
6,255	Series 7, Rev., TRAN, 5.85%, 06/01/12	6,290
1,275	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., TRAN, 5.95%, 12/01/12	1,277
2,360	Multi-Family Housing, Bond Pass-Through Certificates, Lakewood Jefferson County, Series 6, Rev., 5.75%, 12/01/11	2,388
1,905	Multi-Family Housing, Bond Pass-Through Certificates, Manzano Mesa Apartments, Series 2, Rev., TRAN, 5.95%, 12/01/11	1,908
1,445	Multi-Family Housing, Bond Pass-Through Certificates, Stonecrest-Dekalb County, Series 8, Rev., 5.90%, 12/01/11	1,455
2,500	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.80%, 12/01/11	2,540
1,595	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.85%, 06/01/11	1,620
2,495	Multi-Family Housing, Bond Pass-Through Certificates, Western Groves Apartments, Series 4, Rev., TRAN, 5.80%, 12/01/11	2,504
1,865	Multi-Family Housing, Bond Pass-Through Certificates, Woodward Gables, Series 16, Rev., 5.60%, 12/01/11	1,858

		21,840

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Pennsylvania — 3.8%
1,875	Allegheny County Hospital Development Authority, University of Pittsbugh Medical Center, Series A, Rev., 5.00%, 09/01/17	1,955
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.00%, 12/15/11	1,292
1,910	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.75%, 05/01/16	1,949
2,000	Bucks County IDA, Rev., TRAN, 3.90%, 02/01/10	1,980
	City of Philadelphia,
1,700	Series A, GO, XLCA, 5.00%, 02/15/12	1,772
3,000	Series A, GO, FSA, 5.00%, 08/01/14	3,268
5,000	Commonwealth of Pennsylvania, First Series, GO, 5.00%, 10/01/12	5,404
	Commonwealth of Pennsylvania, Second Series,
8,730	GO, 5.00%, 01/01/15	9,570
10,675	GO, MBIA, 5.75%, 10/01/09 (p)	11,289
6,925	Harrisburg Authority, Series D- 2, Rev., TRAN, FSA, 5.00%, 12/01/13	7,437
5,000	Montgomery County IDA, Montenat Project, Series A, Rev., MBIA, 5.00%, 11/01/09	5,179
2,000	Pennsylvania Higher Educational Facilities Authority, Lasalle University, Series A, Rev., 5.00%, 05/01/12	2,047
800	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 64, Rev., AMT, Zero Coupon, 10/01/08	790
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.70%, 11/15/11	2,500
270	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.70%, 07/01/13	267
225	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.70%, 07/01/13	223
215	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.70%, 07/01/13	213
5,900	Westmoreland County IDA, Valley Landfill Project, GTD, Rev., TRAN, 5.10%, 05/01/09	5,957

		63,092

	Puerto Rico — 0.4%
	Children’s Trust Fund, Tobacco Settlement,
2,915	Rev., 5.75%, 07/01/09 (p)	3,026
4,000	Rev., 5.75%, 07/01/10 (p)	4,270

		7,296

	South Carolina — 1.2%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., 5.25%, 12/01/15	3,629
2,560	City of Columbia, Tourism, COP, AMBAC, 5.25%, 06/01/13	2,681
1,050	Laurens County School District No. 055, Rev., 5.25%, 12/01/15	1,032
	Lexington County,
925	Rev., 6.00%, 05/01/11	989
1,090	Rev., 6.00%, 05/01/14	1,203
1,700	Rev., 6.00%, 05/01/14 (p)	1,924
4,125	Medical University Hospital Authority, Series A, Rev., FHA, MBIA, 5.25%, 08/15/14	4,282
3,735	South Carolina Jobs - EDA, Rev., CIFG, 5.00%, 05/01/16	3,815

		19,555

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
390	Series D, Rev., 4.80%, 05/01/11	407
495	Series D, Rev., 4.90%, 11/01/11	518

		925

	Tennessee — 2.7%
5,350	City of Memphis Electric System, Series A, Rev., MBIA, 5.00%, 12/01/13	5,742
3,000	Johnson City Health & Educational Facilities Board, 1st Mortgage, Series A, Rev., MBIA, 6.00%, 07/01/10 (p)	3,249
3,380	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., TRAN, LIQ: FNMA, 4.90%, 06/01/11	3,539
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.00%, 09/13/11	1,986
5,000	Shelby County Health Educational & Housing Facilities Board, St. Jude’s Childrens Research, Rev., TRAN, 5.38%, 07/01/09 (p)	5,277
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.00%, 09/01/09	3,034
10,000	Series A, Rev., 5.25%, 09/01/21	9,896
	Tennessee Housing Development Agency, Home Ownership Program,
7,155	Series 2006-2, Rev., AMT, GO OF AGY, 5.75%, 01/01/16	7,309
2,500	Series 2007-1, Rev., AMT, GO OF AGY, 5.50%, 01/01/17	2,520
1,750	Tennessee Housing Development Agency, Single Family Housing, Home Ownership Program 3, Series 3, Rev., AMT, GO OF AGY, 5.30%, 01/01/09	1,783

		44,335

	Texas — 7.8%
	Arlington Housing Finance Corp., Single Family Mortgage,
870	Rev., TRAN, GNMA/FNMA, 6.40%, 07/01/08	881
1,105	Rev., TRAN, 6.40%, 06/01/27	1,120
4,931	Central Texas Housing Finance Corp., Mortgage-Backed Securities Program, Series A-2, Rev., VAR, AMT, GNMA/FNMA, 5.50%, 08/01/16	4,825
6,000	City of Austin, Electric, Series A, Rev., AMBAC, 5.00%, 11/15/13	6,431
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., MBIA, 5.25%, 11/15/13	3,197
4,465	City of Dallas, GO, 5.00%, 02/15/14	4,703
4,000	City of El Paso, Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/08	3,201
1,850	City of Tyler, Health Facilities Development Corp., East Texas Medical Center, Series E, Rev., TRAN, FSA, 5.38%, 02/16/09 (p)	1,921
	Dallas Area Rapid Transit, Senior Lien,
2,000	Rev., AMBAC, 5.00%, 12/01/16	2,157
2,000	Rev., AMBAC, 5.00%, 12/01/16	2,128
6,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FSA, 5.50%, 11/01/13	6,169

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Texas — Continued
70	Galveston Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.50%, 07/07/08	69
5,840	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14 (p)	6,504
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.25%, 12/01/13	1,562
	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien,
3,345	Series B, Rev., MBIA, Zero Coupon, 11/15/08	2,829
4,950	Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,548
2,525	Harris County, Tax & Sub Lien, Series B, Rev., TRAN, FSA, 5.00%, 08/15/12	2,680
540	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.25%, 11/01/12	532
5,000	Houston Independent School District, Series A, GO, PSF- GTD, 5.25%, 02/15/15	5,501
	Keller Independent School District, Capital Appreciation,
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,824
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,647
	Little Elm Independent School District, Capital Appreciation,
1,630	GO, PSF-GTD, Zero Coupon, 08/15/12	419
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	466
1,930	Series 8-A, GO, PSF-GTD, Zero Coupon, 08/15/12	528
3,000	Lower Colorado River Authority, Transmission Service, Rev., FSA, 5.25%, 05/15/12	3,163
100	Lufkin Health Facilities Development Corp., Memorial Health System, Rev., 5.00%, 02/15/13	102
5,000	Montgomery County, Roads, Series A, GO, FSA, 5.00%, 03/01/16	5,165
3,335	Nortex Single Family Housing Finance Corp., Mortgage- Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/16	3,328
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.00%, 07/07/08	3,063
	Northside Independent School District, School Building,
8,000	Series A, GO, VAR, PSF- GTD, 3.78%, 06/01/09	8,118
2,000	Series C, GO, VAR, PSF-GTD, 4.10%, 12/01/08	2,043
1,500	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/14	1,632
4,000	State of Texas, Series B1 & B2, GO, VAR, 8.39%, 10/07/08	4,812
1,945	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.40%, 03/01/16	1,943
8,540	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	9,264
2,807	Texas State Affordable Housing Corp., Series C, Rev., GNMA/FNMA/FHLMC, 5.30%, 10/01/16	2,794
5,683	Texas State Affordable Housing Corp., Professional Educators Home, Series A, Rev., TRAN, GNMA/FNMA/FHLMC, 5.35%, 09/01/15	5,507
45	Texas State Affordable Housing Corp., Single Family Mortgage, Series 2002-1, Rev., TRAN, GNMA/FNMA, 7.10%, 03/01/12	46

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Texas — Continued
1,210	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., TRAN, GNMA/FNMA COLL, 6.20%, 09/01/12	1,218
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.00%, 04/01/16	5,448
4,817	Travis County Housing Finance Corp., Series A, Rev., VAR, AMT, GNMA/FNMA, 5.35%, 03/01/16	4,668
974	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.35%, 02/01/17	934

		128,090

	Utah — 1.5%
	State of Utah,
5,000	Series A, GO, 5.00%, 07/01/12	5,390
10,000	Series A, GO, 5.00%, 07/01/15	11,053
3,300	Utah County, Marathon Oil Project, Rev., TRAN, 5.05%, 11/01/11	3,402
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., MBIA, 5.25%, 04/01/23	3,532
460	Utah State Housing Corp., Single Family Mortgage, Series G, Class I, Rev., 3.10%, 07/01/08	460
	Utah State Housing Finance Agency, Single Family Mortgage,
440	Series D-2, Rev., FHA/VA MTGS, 5.35%, 07/07/08	442
15	Series F, Class II, Rev., 6.30%, 07/01/09	15

		24,294

	Virginia — 1.2%
5,045	Chesterfield County, GO, 5.00%, 01/01/17	5,462
	Suffolk Redevelopment & Housing Authority, Multi- Family Housing, Beach/Oxford Apartments Project,
3,690	Rev., 6.10%, 10/01/08 (i)	3,573
3,500	Rev., 6.25%, 10/01/08 (i)	3,346
3,250	Tobacco Settlement Financing Corp., Asset-Backed Securities, Rev., 5.63%, 06/01/15 (p)	3,640
	Virginia Port Authority,
2,000	Rev., FSA, 5.00%, 07/01/16	2,066
2,155	Rev., FSA, 5.50%, 07/01/12	2,295

		20,382

	Washington — 3.5%
5,000	City of Seattle, Light & Power, Rev., FSA, 5.00%, 08/01/14	5,379
4,105	Clark County School District No. 37, Vancouver, Series A, GO, School Board GTY, 5.00%, 06/01/09	4,226
10,675	Energy Northwest Electric, Project No. 3, Series B, Rev., MBIA, 5.50%, 07/01/18	11,268
2,530	Grant County Public Utility District No. 2, Priest Rapids, Series 2000 A, Rev., FGIC, 5.00%, 01/01/16	2,637
6,500	King County, GO, 5.00%, 06/01/09	6,692
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.85%, 07/07/08	1,700
	State of Washington,
5,000	Series A, GO, AMBAC, 5.00%, 01/01/16	5,468
9,000	Series A, GO, MBIA-IBC, 5.63%, 07/01/09 (p)	9,351
2,315	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.00%, 01/01/11	2,439
2,500	Washington Public Power Supply System, Rev., TRAN, FSA, 9.24%, 07/01/11	2,922

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Washington — Continued
4,500	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.30%, 07/01/12	5,026

		57,108

	Wisconsin — 1.4%
5,525	Badger Tobacco Asset Securitization Corp., Asset- Backed, Rev., 6.00%, 06/01/12	5,546
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,728
5,000	State of Wisconsin, GO, 4.78%, 05/01/29 (i)	5,036
3,000	Wisconsin Health & Education, GO OF AGY, 4.42%, 10/01/27 (i)	3,012
5,710	Wisconsin Housing & EDA, Series E, Rev., AMT, GO OF AUTHORITY, 5.50%, 09/01/17	5,741
350	Wisconsin Housing & EDA, Home Ownership, Series E, Rev., AMT, 5.75%, 07/01/10	353

		23,416

	Total Municipal Bonds (Cost $1,566,680)	1,567,838

SHARES

	Investment Companies — 1.0%
436	BlackRock Investment Quality Municipal Fund	6,773
776	Nuveen Premium Income Municipal Fund	10,279

	Total Investment Companies (Cost $17,186)	17,052

	Total Long-Term Investments Cost $1,583,866)	1,584,890

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 3.2%

	Investment Company — 3.2%
52,352	JPMorgan Tax Free Money Market Fund, Institutional Class (Cost $52,352) (b)	52,352

	Total Investments — 99.6% (Cost $1,636,218)	1,637,242

	Other Assets in Excess of Liabilities — 0.4%	6,595

	NET ASSETS — 100.0%	$1,643,837

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,491
Aggregate gross unrealized depreciation	(19,467)

Net unrealized appreciation/depreciation	$1,024

Federal income tax cost of investments	$1,636,218

ABBREVIATIONS AND DEFINITIONS:

ACA	-	Insured by American Capital Access
AGY	-	Agency
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateral
CONS	-	Consolidated Bonds
COP	-	Certificate of Participation
CR	-	Custodial Receipts
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
GTY	-	Guaranty
IBC	-	Insured Bond Certificates
ICR	-	Insured Custodial Receipts
IDA	-	Industrial Development Authority
IDR	-	Industrial Development Revenue
IMI	-	Investors Mortgage Insurance Co.
INS	-	Insured
LIQ	-	Liquidity Agreement
LOC	-	Letter of Credit
LNS	-	Loans
MBIA	-	Municipal Bond Insurance Association
MGIC	-	Mortgage Guaranty Insurance Corp.
MTGS	-	Mortgages
PSF	-	Public School Fund
RADIAN	-	Radian Asset Assurance
Rev.	-	Revenue Bond
SO	-	Special Obligation
STD	-	Student
TCRS	-	Transferable Custodial Receipts
TRAN	-	Tax & Revenue Anticipation Note
VA	-	Veterans Administration
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Portfolio owns fair valued securities with a value of approximately $10,505,000 which amounts to 0.6% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(u)	Security represents the underlying bond on an inverse floating rate security.
(w)	When-issued security.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (Amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Muni Income

Level 1	$69,404	$—	$—	$—

Level 2	1,567,838	—	—	—

Level 3	—	—	—	—

Total	$1,637,242	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 95.0%
	Commercial Paper — 4.4%

	District of Columbia — 0.8%
20,000	Metropolitan Washington Airports Authority, LOC: Bank of America N.A., 1.50%, 08/05/08	20,000

	Indiana — 1.3%
	Indiana Development Finance Authority, Pure Air Project,
34,000	LOC: Landesbank Hessen- Thueringen, 1.34%, 06/02/08	34,000

		34,000

	Michigan — 0.1%
3,600	State Public School Building Authority, 1.70%, 08/07/08	3,600

	Minnesota — 1.3%
35,500	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, LIQ: Wells Fargo Bank N.A., 2.05%, 06/09/08	35,500

	Ohio — 0.4%
11,000	Ohio State Water Development Authority, Quality Limited Funding, 1.85%, 07/01/08	11,000

	Texas — 0.3%
7,500	University of Texas, Permanent University Fund, 2.20%, 06/02/08	7,500

	Utah — 0.2%
6,000	Intermountain Power Agency, 2.00%, 06/06/08	6,000

	Total Commercial Paper (Cost $117,600)	117,600

	Daily Demand Notes — 8.1%

	Alabama — 0.2%
750	Decatur IDB, Amoco Chemical Co. Project, Rev., VRDO, 1.45%, 06/02/08	750
3,800	Walker County Economic & IDA, Alabama Power Co. Plant Project, Rev., VRDO, 1.47%, 06/02/08	3,800

		4,550

	California — 3.0%
6,800	California Housing Finance Agency, Home Mortgage, Series B, Rev., VRDO, FSA, 1.65%, 06/02/08	6,800
	California Housing Finance Agency, Multi-Family Housing,
22,500	Series A, Rev., VRDO, 1.65%, 06/02/08	22,500
10,600	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 1.50%, 06/02/08	10,600
24,800	California Pollution Control Financing Authority, Atlantic Richfield Co. Project, Series A, Rev., VRDO, 1.50%, 06/02/08	24,800
14,000	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VRDO, LOC: Societe Generale, 1.31%, 06/02/08	14,000

		78,700

	Georgia — 0.1%
3,000	Bartow County Development Authority, Georgia Power Co. Plant, Bowen, Second Series, Rev., VRDO, 1.50%, 06/02/08	3,000

	Kentucky — 0.0% (g)
255	Kentucky Public Energy Authority, Series A, Rev., VRDO, 1.28%, 06/02/08	255

	Louisiana — 0.6%
15,700	Louisiana Public Facilities Authority, Air Products & Chemical Project, Series A, Rev., VRDO, 1.60%, 06/02/08	15,700

	Michigan — 1.4%
250	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 1.30%, 06/02/08	250
1,900	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, FSA, 1.26%, 06/02/08	1,900
305	Michigan State University, Series A, Rev., VRDO, 1.50%, 06/02/08	305

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Michigan — Continued
28,685	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 1.60%, 06/02/08	28,685
	University of Michigan, Hospital,
4,090	Series A, Rev., VRDO, 1.60%, 06/02/08	4,090
1,915	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 1.60%, 06/02/08	1,915

		37,145

	Ohio — 1.0%
5,200	Ohio State Water Development Authority, Edison Co. Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.48%, 06/02/08	5,200
1,880	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 1.15%, 06/02/08	1,880
4,315	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 1.45%, 06/02/08	4,315
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
13,195	Rev., VRDO, 1.45%, 06/02/08	13,195
	State of Ohio, Solid Waste, BP Products North America,
2,530	Rev., VRDO, 1.45%, 06/02/08	2,530

		27,120

	Other Territories — 0.4%
11,650	Lehman Municipal Trust Receipts, Series P84W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 1.75%, 06/02/08	11,650

	Texas — 1.4%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.50%, 06/02/08	8,000
1,400	Gulf Coast IDA, BP Global Power Corp. Project, Rev., VRDO, 1.45%, 06/02/08	1,400
300	Gulf Coast IDA, Citgo Petroleum Corp. Project, Rev., VRDO, LOC: Royal Bank of Scotland, 1.45%, 06/02/08	300
11,800	Gulf Coast Waste Disposal Authority, BP AMOCO Chemical Project, Series B, Rev., VRDO, 1.45%, 06/02/08	11,800
15,430	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VRDO, 1.45%, 06/02/08	15,430

		36,930

	Total Daily Demand Notes (Cost $215,050)	215,050

	Municipal Bonds — 15.4%

	California — 0.9%
25,000	State of California, Rev., RAN, 4.00%, 06/30/08	25,012

	Colorado — 1.5%
40,000	State of Colorado, State Generated Fund, Series A, Rev., RAN, 4.25%, 06/27/08	40,015

	Florida — 0.9%
24,515	Jacksonville Health Facilities Authority, Nemours Foundation Project, Rev., ARS, 2.24%, 01/22/09	24,515

	Indiana — 0.4%
10,122	Highland School Town, TAW, 4.00%, 12/31/08	10,202

	Iowa — 0.6%
15,000	State of Iowa, Rev., TRAN, 4.00%, 06/30/08	15,009

	Louisiana — 0.7%
20,000	Lake Charles Harbor & Terminal District, Cogeneration Project, Rev., VAR, 2.25%, 09/15/08	20,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Michigan — 0.8%
20,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	20,069

	Minnesota — 0.4%
10,125	Minnesota Housing Finance Agency, MERLOTS, Series C- 44, Rev., VAR, 2.15%, 06/06/08	10,125

	Ohio — 0.6%
3,500	Barberton City School District, School Facilities Construction, GO, 2.60%, 11/04/08	3,509
13,710	Ross County, Hospital Improvement Facilities, Adena Project, Rev., VAR, CIFG, 3.00%, 10/29/08	13,710

		17,219

	Oregon — 0.8%
20,000	State of Oregon, Series A, GO, TAN, 4.50%, 06/30/08	20,013

	Pennsylvania — 0.5%
12,995	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VAR, LIQ: Dexia Credit Local, 1.94%, 11/13/08	12,995

	Texas — 2.1%
5,515	North East Independent School District, MERLOTS, Series C- 33, GO, VAR, PSF-GTD, 2.05%, 10/08/08	5,515
50,000	State of Texas, GO, TRAN, 4.50%, 08/28/08	50,094

		55,609

	Vermont — 0.5%
	Vermont Housing Finance Agency, Multiple Purpose Notes,
14,000	Series A, GO, AMT, 1.95%, 09/25/08	14,000

		14,000

	Washington — 0.3%
8,995	State of Washington, MERLOTS, Series C-34, GO, VAR, 2.05%, 10/08/08	8,995

	Wisconsin — 4.4%
11,400	Elmbrook School District, Promissory Notes, GO, TRAN, 4.50%, 08/25/08	11,420
70,000	Madison Metropolitan School District, Promissory Notes, Rev., TRAN, 4.00%, 09/05/08	70,081
27,000	Waukesha School District, Rev., TRAN, 4.00%, 08/21/08	27,019
10,000	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.75%, 04/01/09	10,000

		118,520

	Total Municipal Bonds (Cost $412,298)	412,298

	Weekly Demand Notes — 71.5%

	Alabama — 0.3%
7,095	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.38%, 06/04/08	7,095

	Alaska — 0.3%
8,015	State of Alaska, Series II-R- 138, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.76%, 06/05/08	8,015

	Arizona — 0.5%
13,995	Maricopa County IDA, Multi- Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 1.72%, 06/05/08	13,995

	California — 4.4%
13,140	California Statewide Communities Development Authority, Multi-Family Housing, Series ROCS-RR-II- R-836CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.74%, 06/05/08	13,140

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	California — Continued
24,900	DFA Municipal Trust, Series 2008-32, Rev., VRDO, AMBAC, GTD STD LNS, LOC: Depfa Bank plc, 2.02%, 06/06/08	24,900
9,595	Lancaster Redevelopment Agency, Multi-Family Housing, Series F12J, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.88%, 06/04/08	9,595
11,645	Puttable Floating Option Tax- Exempt Receipts, Series 4400, Rev., VRDO, FSA-CR, AMBAC, LIQ: Merrill Lynch Capital Services, 1.64%, 06/06/08	11,645
23,370	Puttable Floating Option Tax- Exempt Receipts, SunAmerica Trust, Series 2001-1A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.77%, 12/01/31	23,370
	Wells Fargo Stage Trust,
34,375	Series 29C, COP, VRDO, FSA, LIQ: Wells Fargo Bank N.A., 1.62%, 06/05/08	34,375

		117,025

	Colorado — 3.4%
4,745	City of Erie, COP, VRDO, LOC: Keybank N.A., 1.70%, 06/04/08	4,745
10,000	Colorado Housing & Finance Authority, Series A-3, Class 1, Rev., VRDO, AMT, 1.83%, 06/06/08	10,000
23,200	Colorado Housing & Finance Authority, Single Family Mortage, Series A-2, Rev., VRDO, AMT, 1.83%, 06/04/08	23,200
5,535	Crystal Valley Metropolitan District No. 1, Rev., VRDO, LOC: Well Fargo Bank N.A., 1.63%, 06/05/08	5,535
	Denver City & County, Airport,
15,625	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.68%, 06/04/08	15,625
10,000	Denver City & County, Airport, MERLOTS, Series C42, Rev., VRDO, FSA, 1.73%, 06/04/08	10,000
4,180	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-510, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.66%, 06/05/08	4,180
5,520	Mesa County, Goodwill Industries, Colorado Springs, Rev., VRDO, LOC: Well Fargo Bank N.A., 1.63%, 06/05/08	5,520
6,640	Moffat County School District No. 1, Series 2228, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	6,640
5,690	Westminster EDA, Mandalay Gardens Urban, Tax & Allocation Bonds, VRDO, LOC: Depfa Bank plc, 1.65%, 06/05/08	5,690

		91,135

	Delaware — 0.6%
5,600	New Castle County, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	5,600
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.65%, 06/03/08	10,150

		15,750

	District of Columbia — 0.8%
10,025	District of Columbia, Series ROCS-RR-II-R-11063, GO, VRDO, FGIC, LIQ: Citibank N.A., 1.65%, 06/05/08	10,025
11,165	Washington D.C. Convention Center Authority, Series 1606, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	11,165

		21,190

	Florida — 4.2%
	Clipper Tax-Exempt Certificate Trust,

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Florida — Continued
47,255	Series 2005-40, Rev., VRDO, AMT, 1.74%, 06/05/08	47,255
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.69%, 06/05/08	17,800
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/05/08	8,000
11,500	Lehman Municipal Trust Receipts, Series P48W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.11%, 06/11/08	11,500
5,725	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 1.80%, 06/05/08	5,725
4,655	Palm Beach County Housing Development Corporation, Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	4,655
5,500	Palm Beach County, Zoological Society, Inc. Project, Rev., VRDO, LOC: Northern Trust Co., 1.65%, 06/05/08	5,500
11,270	Sumter County IDA, Armern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/05/08	11,270

		111,705

	Georgia — 1.8%
32,570	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 1.65%, 06/05/08	32,570
15,000	RBC Municipal Products, Inc. Trust, Series C-9, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.77%, 06/05/08	15,000

		47,570

	Idaho — 0.3%
8,430	Idaho Housing & Finance Association, Series ROCS-R- II-R-907CE, Rev., VRDO, LIQ: Citibank N.A., 1.78%, 06/05/08	8,430

	Illinois — 4.4%
15,985	Chicago O’Hare International Airport, Series ROCS-RR-II- R-10324, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.73%, 06/05/08	15,985
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.65%, 06/04/08	2,400
2,671	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 1.85%, 06/04/08	2,671
10,530	City of Aurora, Single Family Mortgage, Series ROCS -RR- II-R-10213, Rev., VRDO, GNMA/FNMA/FHLMC, FHA/VA GTD, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	10,530
5,000	City of Carol Stream, Multi- Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 1.77%, 06/04/08	5,000
13,305	City of Chicago, Multi-Family Housing, Series F3, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.18%, 06/04/08	13,305
9,120	City of Chicago, Water, Series 2624, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	9,120
9,985	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.63%, 06/06/08	9,985
30,000	DFA Municipal Trust, Series 2008-31, GO, VRDO, FGIC, LOC: Depfa Bank plc, 1.92%, 06/06/08	30,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Illinois — Continued
10,000	Illinois Finance Authority, Hickory Hills Drive LLC, Series 700, Rev., VRDO, LOC: Bank of America N.A., 1.85%, 06/05/08	10,000
7,165	Illinois Housing Development Authority, Multi-Family Housing, Pheasant Ridge/Hunter, Rev., VRDO, LOC: LaSalle Bank N.A., 1.65%, 06/05/08	7,165
1,830	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 1.75%, 06/05/08	1,830

		117,991

	Indiana — 1.3%
1,500	City of Indianapolis EDR, Roth Cos., Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.90%, 06/04/08	1,500
5,000	City of Michigan, Palatek Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	5,000
4,100	Indiana Finance Authority, Four Leaf Clover Dairy LLC, Rev., VRDO, LOC: LaSalle Bank N.A., 1.75%, 06/05/08	4,100
5,300	Indiana Finance Authority, Treslong Dairy Leasing LLC, Rev., VRDO, LOC: LaSalle Bank N.A., 1.75%, 06/05/08	5,300
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VRDO, GNMA/FNMA COLL, 1.75%, 06/05/08	10,000
9,415	Vanderburgh County, Multi- Family Housing, Arbors Apartment Project, Rev., VRDO, LOC: LaSalle Bank N.A., 1.65%, 06/05/08	9,415

		35,315

	Iowa — 0.8%
5,995	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/05/08	5,995
15,300	Iowa Finance Authority, Private School Facilities-Regis Schools, Rev., VRDO, LOC: Allied Irish Bank plc, 1.70%, 06/05/08	15,300

		21,295

	Kansas — 1.9%
3,250	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VRDO, AMT, LOC: Comerica Bank, 1.77%, 06/05/08	3,250
	City of Wichita, FlightSafety International, Inc.,
33,900	Rev., VRDO, 1.65%, 06/05/08	33,900
14,100	Sedwick & Shawnee Counties, Single Family Mortgage, Series 2533, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/05/08	14,100

		51,250

	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, 1.80%, 06/04/08	6,250

	Maryland — 1.0%
7,455	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 1.72%, 06/05/08	7,455
4,005	Carroll County, Fairhaven & Copper, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 1.63%, 06/05/08	4,005
10,360	Maryland Community Development Administration, Series ROCS-RR-II-R-11395, Rev., VRDO, LIQ: Citibank N.A., 1.68%, 06/05/08	10,360

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Maryland — Continued
3,775	Maryland Health & Higher Educational Facilities Authority, Woodmont Academy, Rev., VRDO, LOC: Allied Irish Bank plc, 1.70%, 06/05/08	3,775

		25,595

	Massachusetts — 1.5%
12,105	Massachusetts Housing Finance Agency, Series 2071, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.77%, 06/05/08	12,105
29,070	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 1.68%, 06/05/08	29,070

		41,175

	Michigan — 6.6%
	ABN AMRO Munitops Certificate Trust,
19,145	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 1.72%, 06/05/08	19,145
6,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, MBIA Q-SBLF, LIQ: Bank of America N.A., 1.72%, 06/05/08	6,100
2,865	Dearborn EDC, Henry Ford, Rev., VRDO, LOC: Comerica Bank, 1.67%, 06/05/08	2,865
690	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-516, GO, VRDO, LIQ: Deutsche Bank A.G., 1.63%, 06/05/08	690
4,150	Jackson County Hospital Finance Authority, W.A. Foote Memorial Hospital, Series C, Rev., VRDO, Assured Guaranty, 1.66%, 06/05/08	4,150
1,755	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/06/08	1,755
	Michigan State Building Authority, Floater Certificates,
7,600	Series 907, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	7,600
2,965	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VRDO, LOC: Fifth Third Bank, 1.64%, 06/05/08	2,965
8,400	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, 1.86%, 06/04/08	8,400
2,000	Michigan State Housing Development Authority, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	2,000
3,095	Michigan State Housing Development Authority, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	3,095
3,480	Michigan State Housing Development Authority, Teal Run, Series A, Rev., VRDO, LOC: Citibank N.A., 1.63%, 06/04/08	3,480
2,680	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	2,680
3,305	Michigan Strategic Fund, Grand River, Inc., Rev., VRDO, LOC: Fifth Third Bank, 1.73%, 06/06/08	3,305
2,260	Michigan Strategic Fund, JEB Property LLC Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	2,260
1,580	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: LaSalle Bank N.A., 1.65%, 06/05/08	1,580
2,800	Michigan Strategic Fund, MANS Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	2,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Michigan — Continued
6,040	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	6,040
3,085	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VRDO, LOC: Standard Federal Bank, 1.75%, 06/05/08	3,085
2,355	Michigan Strategic Fund, Sterling Die & Engineering, Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	2,355
18,000	RBC Municipal Products, Inc. Trust, Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.87%, 06/05/08	18,000
10,000	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VRDO, AMT, FSA, 1.75%, 06/06/08	10,000
	Wayne County Airport Authority,
59,485	Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.67%, 06/06/08	59,485
2,815	Wyoming Industrial Development, Ace-HI Displays, Inc. Project, Rev., VRDO, LOC: Standard Federal Bank, 1.65%, 06/05/08	2,815

		176,650

	Minnesota — 0.9%
17,175	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 1.68%, 06/05/08	17,175
6,500	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.68%, 06/05/08	6,500

		23,675

	Missouri — 2.3%
	DFA Municipal Trust,
56,500	Series 2008-34, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.02%, 06/05/08	56,500
3,905	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust, Series 2002-K, Class K, Rev., VRDO, GNMA/FNMA, LIQ: Bank of America N.A., 1.72%, 06/05/08	3,905

		60,405

	Montana — 1.0%
2,655	Montana Board of Housing, Macon Trust, Series 2002-L, Rev., VRDO, 1.72%, 06/05/08	2,655
23,540	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 1.83%, 06/04/08	23,540

		26,195

	Nebraska — 0.7%
700	American Public Energy Agency Gas Supply, Series A, Rev., VRDO, 1.32%, 06/05/08	700
2,100	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.63%, 06/05/08	2,100
16,885	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 1.83%, 06/04/08	16,885

		19,685

	Nevada — 0.9%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Bank, 1.90%, 06/05/08	6,700
18,000	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 06/05/08	18,000

		24,700

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	New Jersey — 0.3%
8,000	New Jersey EDA, Series 1253, Class P, Rev., VRDO, AMBAC, 1.63%, 06/06/08	8,000

	New Mexico — 0.7%
18,535	Eclipse Funding Trust, Solar Eclipse, Series 2006-0114, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 1.63%, 06/06/08	18,535

	New York — 3.0%
24,975	Lehman Municipal Trust Receipts, Series F3W, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.99%, 06/04/08	24,975
44,995	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.65%, 06/05/08	44,995
11,500	Seneca County IDA, Macon Trust, Series W, Rev., VRDO, LIQ: Bank of America N.A., 1.74%, 06/05/08	11,500

		81,470

	North Carolina — 1.4%
10,000	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC: Suntrust Bank, 1.62%, 06/05/08	10,000
9,100	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 1.77%, 06/05/08	9,100
17,100	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.75%, 06/05/08	17,100

		36,200

	North Dakota — 1.5%
12,830	North Dakota State Housing Finance Agency, Series ROCS- RR-II-R-13075, Rev., VRDO, LIQ: Citigroup Financial Products, 1.68%, 06/05/08	12,830
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 1.64%, 06/04/08	27,210

		40,040

	Ohio — 5.6%
	Buckeye Tobacco Settlement Financing Authority,
48,713	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	48,712
20,375	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/05/08	20,375
9,400	Columbus Regional Airport Authority, Series MT-242, Rev., VRDO, 2.52%, 06/13/08	9,400
2,340	Hamilton County, Series 356, Rev., VRDO, MBIA, LIQ: Morgan Stanley, 1.67%, 06/05/08	2,340
5,000	Lancaster Port Authority, Rev., VRDO, 1.60%, 06/06/08	5,000
1,955	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.66%, 06/05/08	1,955
2,880	Miami County, Hospital Facilities, Series 575, Rev., VRDO, 1.61%, 06/06/08	2,880
8,400	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 1.61%, 06/06/08	8,400
	Ohio Housing Finance Agency, Residential Mortgage-Backed,
17,500	Series B, Rev., VRDO, AMT, 1.63%, 06/03/08	17,500

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Ohio — Continued
14,500	Ohio State Higher Educational Facility Commission, University Hospital Health System, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.48%, 06/05/08	14,500
9,990	Puttable Floating Option Tax- Exempt Receipts, Series 4180, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.63%, 06/06/08	9,990
555	Sharonville, Edgcomb Metals Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/05/08	555
4,200	UBS Municipal CRVS, Various States, Series 1033, Rev., VRDO, AMBAC-TCRS, 4.37%, 06/05/08	4,200
2,890	Warren County EDA, Ralph J. Stolle Countryside, Rev., VRDO, LOC: Fifth Third Bank, 1.64%, 06/06/08	2,890

		148,697

	Other Territories — 2.4%
	Clipper Tax-Exempt Certificate Trust, Multi-State,
24,734	Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.72%, 06/05/08	24,734
9,740	Puttable Floating Option Tax- Exempt Receipts, Series 386, Rev., VRDO, 2.52%, 06/06/08	9,740
29,305	Puttable Floating Option Tax- Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 2.17%, 06/10/08	29,305

		63,779

	Pennsylvania — 0.8%
2,400	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VAR, LOC: PNC Bank N.A., 1.70%, 06/05/08	2,400
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 1.70%, 06/04/08	6,000
14,200	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.66%, 06/05/08	14,200

		22,600

	Puerto Rico — 0.4%
10,630	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	10,630

	South Carolina — 0.7%
13,895	Austin Trust, Various States, Series 2007-304, Rev., VRDO, 1.66%, 06/05/08	13,895
5,700	Cherokee County, IDB, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 1.82%, 06/04/08	5,700

		19,595

	Tennessee — 0.9%
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/05/08	12,795
10,000	Lehman Municipal Trust Receipts, Series F6, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 1.98%, 06/11/08	10,000

		22,795

	Texas — 6.9%
10,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 1.64%, 06/11/08	10,000
7,570	City of Brownsville, Series 2645, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.67%, 06/05/08	7,570

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Texas — Continued
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.65%, 06/06/08	25,000
	Deutsche Bank Spears/Lifers Trust, Various States,
11,430	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.63%, 06/05/08	11,430
4,980	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006- 0056, GO, VRDO, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 1.64%, 06/05/08	4,980
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Rev., VRDO, LIQ: Lehman Liquidity LLC, 2.18%, 06/04/08	3,805
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.75%, 06/05/08	18,000
	State of Texas, Veterans Housing Assistance Fund,
37,425	Series II-A, GO, VRDO, 1.63%, 06/04/08	37,425
15,000	Texas Department of Housing & Community Affairs, Multi- Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: Wachovia Bank N.A., 1.75%, 06/05/08	15,000
6,525	Texas Department of Housing & Community Affairs, Multi- Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.75%, 06/04/08	6,525
27,595	Texas Department of Housing & Community Affairs, Single Family Housing, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.85%, 06/05/08	27,595
7,330	Trinity River Authority, Community Waste Disposal Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.69%, 06/05/08	7,330
9,855	Wells Fargo Stage Trust, Series 20C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.66%, 06/05/08	9,855

		184,515

	Utah — 1.0%
4,541	Jordanelle Special Service District, Tuhaye Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/05/08	4,541
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Well Fargo Bank N.A., 1.63%, 06/05/08	10,080
970	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/03/08	970
11,400	Utah Housing Corp., Single Family Mortgage, Series D-1, Rev., VRDO, LIQ: Lehman Brothers Commercial Bank, 1.83%, 06/04/08	11,400

		26,991

	Vermont — 0.6%
14,995	ABN AMRO Munitops Certificate Trust, Series 2005- 58, Rev., VRDO, MBIA, 2.62%, 06/05/08	14,995

	Virginia — 1.1%
	Virginia Housing Development Authority, MERLOTS,
29,720	Series C-03, Rev., VRDO, 1.83%, 06/04/08	29,720

		29,720

	Washington — 2.4%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/05/08	7,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Washington — Continued
9,985	Washington State Housing Finance Commission, Multi- Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.63%, 06/04/08	9,985
14,000	Washington State Housing Finance Commission, Multi- Family Housing, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.63%, 06/05/08	14,000
	Wells Fargo Stage Trust,
32,035	Series 2007-1C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 1.66%, 06/05/08	32,035

		63,220

	West Virginia — 0.3%
7,555	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 1.75%, 06/05/08	7,555

	Wisconsin — 0.7%
7,500	Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.55%, 06/05/08	7,500
	Wisconsin Housing & EDA,
10,930	Series B, Rev., VRDO, 1.85%, 06/04/08	10,930

		18,430

	Wyoming — 0.7%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VRDO, LOC: Comerica Bank, 1.87%, 06/05/08	8,600
9,350	Wyoming Community Development Authority, Series 9, Rev., VRDO, AMT, 1.80%, 06/06/08	9,350

		17,950

	Total Weekly Demand Notes (Cost $1,907,808)	1,907,808

	Total Investments — 99.4% (Cost $2,652,756)*	2,652,756
	Other Assets in Excess of Liabilities — 0.6%	16,714

	NET ASSETS — 100.0%	$2,669,470

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
ARS	-	Auction Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateral
COP	-	Certificate of Participation
CR	-	Custodial Receipts
EDA	-	Economic Development Authority
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
IDA	-	Industrial Development Authority
IDB	-	Industrial Development Bank
IDR	-	Industrial Development Revenue
LIQ	-	Liquidity Agreement
LOC	-	Letter of Credit
LNS	-	Loans
MBIA	-	Municipal Bond Insurance Association
MERLOTS	-	Municipal Exempt Receipts Liquidity Optional Tender
PSF	-	Public School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RAN	-	Revenue Anticipation Note
Rev.	-	Revenue Bond
STD	-	Student
TAN	-	Tax Anticipation Note
TAW	-	Tax Anticipation Warrant
TCRS	-	Transferable Custodial Receipts
TRAN	-	Tax & Revenue Anticipation Note
VA	-	Veterans Administration

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
VRDO	-	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008.

(g)	Amount rounds to less than 0.1%
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Municipal Money Market Fund

Level 1	$—	$—

Level 2	2,652,756	—

Level 3	—	—

Total	$2,652,756	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 96.6%
	Municipal Bonds — 96.6%
	California — 1.0%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	825
1,500	State of California, GO, 5.00%, 03/01/16	1,554

		2,379

	Colorado — 1.7%
2,350	Colorado Housing & Facilities Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,867
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,164

		4,031

	Florida — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR, XLCA, 5.00%, 10/01/15	1,011

	Hawaii — 0.6%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	1,521

	Illinois — 2.2%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, FGIC, 5.00%, 01/01/16	2,097
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.00%, 11/01/16	1,567
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.00%, 03/15/16	1,610

		5,274

	Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	787
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,044

		1,831

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,156

	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10 (p)	1,079

	New York — 0.7%
1,500	New York City, Series E, GO, FSA, 5.00%, 11/01/14	1,623

	Ohio — 86.0%
1,000	Avon Lake City School District, GO, FGIC, 5.50%, 12/01/09 (p)	1,069
1,000	Bowling Green State University, Rev., FGIC, 5.75%, 06/01/10 (p)	1,076
2,500	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Series A-1, Rev., 5.00%, 06/01/15	2,439
1,095	Butler County Sewer System, Rev., FGIC, 5.25%, 12/01/09 (p)	1,155
1,000	Cincinnati City School District, Classroom Construction & Improvement, GO, FGIC, 5.25%, 12/01/20	1,103
1,500	Cincinnati City School District, School Improvement, GO, MBIA, 5.38%, 12/01/11 (p)	1,625
1,000	City of Akron, Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/13	1,058
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,113
1,070	Rev., FGIC, 5.50%, 12/01/12	1,154
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.00%, 12/01/15	1,297
1,500	Series C, GO, 5.00%, 06/01/17	1,638
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.00%, 12/01/16	1,631
1,000	Series B, Rev., VAR, MBIA, 5.00%, 06/01/17	1,064
	City of Cleveland,

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — Continued
1,015	GO, AMBAC, 5.25%, 12/01/14 (p)	1,132
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,086
1,000	GO, MBIA, 5.75%, 08/01/11	1,082
	City of Cleveland, Airport System,
2,000	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	2,107
1,500	Series C, Rev., VAR, FSA, 5.00%, 01/01/17	1,594
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
935	Series A, Rev., MBIA, Zero Coupon, 11/15/09 (p)	903
320	Series A, Rev., MBIA, Zero Coupon, 11/15/11 (p)	289
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance,
1,065	Series A, Rev., MBIA, Zero Coupon, 11/15/09	1,026
2,680	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,402
5,250	City of Cleveland, Cleveland Stadium Project, Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,692
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.00%, 09/15/14	1,094
1,370	Rev., FSA, 5.25%, 09/15/21	1,531
	City of Cleveland, Public Power System,
1,220	Rev., AMBAC, 5.50%, 11/15/11	1,303
1,280	Series A, Rev., FGIC, 5.00%, 11/15/15	1,370
1,000	Series A-1, Rev., FGIC, 5.00%, 11/15/16	1,034
1,220	City of Cleveland, Waterworks, Series O, Rev., MBIA, 5.00%, 01/01/17	1,312
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,317
571	City of Columbus, Clintonville II Street Light Assessment, GO, 4.40%, 09/01/15	583
1,265	City of Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/08 (p)	1,314
1,495	City of Newark, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,330
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,191
1,000	Rev., RADIAN, 5.70%, 02/01/10	1,026
90	City of Strongsville, Unrefunded Balance, GO, 6.70%, 07/07/08	91
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.25%, 11/15/09	1,048
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.25%, 08/01/13	3,195
775	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	763
635	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	666
900	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	924
2,000	Columbus Regional Airport Authority, Rev., MBIA, 5.00%, 01/01/17	2,108
	Cuyahoga County,
2,500	Series A, Rev., 5.50%, 01/01/13	2,696
1,000	Series A, Rev., 6.00%, 07/01/13	1,096
1,400	Series A, Rev., 6.00%, 07/01/13	1,544
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,239
1,000	Cuyahoga County, Economic Development, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.30%, 12/01/29	1,044
2,000	Cuyahoga County, Healthcare Facilities, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/08 (p)	2,054
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.13%, 07/07/08	1,012
1,045	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.90%, 08/20/17	1,068
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.15%, 06/20/15	537

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — Continued
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 07/07/08	1,012
1,205	Delaware County, Sanitation Sewer Systems, Rev., FSA, 4.50%, 06/01/17	1,250
1,000	Dublin City School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/15	732
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, MBIA, 5.00%, 06/01/16	1,081
1,000	GO, MBIA, 5.00%, 12/01/17	1,093
1,250	Franklin County, American Chemical Society Project, Rev., 5.50%, 10/01/09	1,290
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.00%, 12/01/17	1,050
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,021
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/07/08	989
1,260	Franklin County, Improvement Children’s Hospital Project, Rev., AMBAC, 5.50%, 05/01/11 (p)	1,367
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/08	2,027
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,077
	Lake County, Building Improvement,
1,010	GO, MBIA, 5.00%, 06/01/15	1,062
1,060	GO, MBIA, 5.00%, 06/01/15	1,110
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.00%, 06/01/15	1,493
2,450	Lakewood City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/17	1,640
	Lakota Local School District,
2,535	GO, FGIC, 5.10%, 12/01/08	2,586
2,500	Series A, GO, FGIC, 5.25%, 12/01/24	2,729
1,120	Lebanon City School District, School Construction, GO, FSA, 5.00%, 06/01/15	1,180
1,930	London City School District, School Facilities, Construction & Improvement, GO, FGIC, 5.25%, 12/01/11	2,063
2,000	Lorain County Hospital, Catholic Healthcare Partners, Series B, Rev., MBIA, 5.63%, 07/07/08	2,044
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.63%, 11/15/09	1,034
1,000	Rev., AMBAC, 5.63%, 11/15/09	1,031
2,430	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/08	2,478
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/08	2,762
1,430	Marysville Exempt Village School District, GO, FSA, 5.00%, 12/01/15	1,509
2,500	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.70%, 08/15/08	2,565
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/10 (p)	1,083
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 07/07/08 (p)	1,017
1,575	Rev., 5.65%, 07/07/08 (p)	1,651
780	Montgomery County, Multi- Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.60%, 11/01/13	792
305	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 07/07/08	305
	Ohio Housing Finance Agency,
880	Series A, Rev., FSA, 4.50%, 04/01/12	926
500	Series A, Rev., FSA, 5.00%, 04/01/17	519
1,000	Series A, Rev., FSA, 5.00%, 04/01/17	1,056
1,000	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA, 5.15%, 09/01/17	1,000

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — Continued
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.85%, 05/20/16	1,358
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
900	Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	875
60	Series D, Rev., 4.20%, 09/01/10	61
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,937
850	Ohio Housing Finance Agency, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.50%, 11/20/17	857
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,600
4,000	Series A, Rev., FSA, 5.00%, 10/01/20	4,383
1,000	Series A, Rev., FSA, 5.50%, 10/01/11	1,075
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,593
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14	5,722
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,059
1,000	Series B, Rev., 5.25%, 06/01/13	1,086
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,375
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.00%, 06/01/18	2,133
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, 5.80%, 07/07/08 (p)	2,512
635	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.00%, 06/19/08 (p)	656
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 06/01/14	1,344
	Olentangy Local School District,
500	GO, BIG, 7.75%, 12/01/11	581
2,000	GO, FSA, 5.00%, 6/01/16	2,119
2,165	Series A, GO, FSA, 5.00%, 12/01/16	2,309
1,000	Plain Local School District, GO, FGIC, 5.80%, 06/01/11	1,069
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.13%, 11/15/16	2,489
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/15	2,737
1,000	Sandusky County, Hospital Facilities, Memorial Hospital, Rev., 5.10%, 07/07/08	1,009
410	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	438
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,415
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,456
	State of Ohio,
1,000	Series A, Rev., 5.00%, 04/01/18	1,060
1,000	Series A, Rev., 5.00%, 04/01/18	1,066
1,500	Series A, Rev., 5.00%, 04/01/18	1,611
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 06/01/14	1,046
1,150	State of Ohio, Case Western Reserve University Project, Rev., MBIA, 5.25%, 12/01/19	1,282
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.25%, 09/15/12	1,316
1,250	Series B, GO, 5.00%, 03/15/14	1,329
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.00%, 09/01/16	3,007
1,500	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	1,605
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,066
1,250	Series 2007-1, Rev., FSA, 5.00%, 06/15/17	1,371
1,500	Series D, GO, 5.00%, 03/01/14	1,586
1,000	State of Ohio, University of Dayton 2001, Rev., AMBAC, 5.38%, 06/01/11	1,065

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — Continued
2,785	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL/ FHA INS, 4.50%, 09/20/17	2,813
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.13%, 05/15/15	806
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
1,075	Series A, Rev., 5.10%, 05/15/09	1,064
320	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	329
385	Series E, Rev., 6.10%, 11/15/10	390
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.80%, 05/20/17	1,217
1,500	University of Akron, Series A, Rev., FSA, 5.00%, 01/01/18	1,611
1,500	University of Cincinnati, Series G, Rev., MBIA, 5.00%, 12/01/17	1,621
1,960	University of Cincinnati, General Receipts, Series A, Rev., MBIA, 5.00%, 06/01/17	2,064
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/11 (p)	1,218
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,055
1,680	Westerville City School District, GO, MBIA, 5.25%, 06/01/11 (p)	1,803
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, FGIC, Zero Coupon, 12/01/15	1,394

		202,892

	Texas — 1.9%
1,000	Northside Independent School District, Series D, GO, PSF- GTD, 5.00%, 06/15/16	1,077
2,500	Southeast Housing Finance Corp., Rev., MBIA, Zero Coupon, 09/01/17 (p)	1,711
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.00%, 04/01/16	1,613

		4,401

	Washington — 0.3%
635	State of Washington, Series A & AT-6, GO, 6.25%, 02/01/11	673

	Total Long-Term Investments (Cost $220,689)	227,871

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 1.7%
	Investment Company — 1.7%
4,019	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $4,019)	4,019

	Total Investments — 98.3% (Cost $224,708)	231,890

	Other Assets in Excess of Liabilities — 1.7%	4,127

	NET ASSETS — 100.0%	$236,017

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,776
Aggregate gross unrealized depreciation	(594)

Net unrealized appreciation/depreciation	7,182

Federal income tax cost of investments	$224,708

ABBREVIATIONS AND DEFINITIONS:

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
BIG	-	Bond Investment Guarantee
COLL	-	Collateral
COP	-	Certificate of Participation
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
INS	-	Insured
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Insurance Association
PRIV	-
MTGS		Private Mortgages
PSF	-	Public School Fund Guaranteed
RADIAN	-	Radian Group, Inc.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Rev.	-	Revenue Bond
VA	-	Veterans Administration
VAR	-	Variable Rate Note. The interest rate shown is the rate as of May 31, 2008.
XLCA	-	XL Capital Assurance
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Ohio Municipal Bond Fund
Level 1	$ 4,019	$ -
Level 2	227,871	-
Level 3	-	-
Total	$ 231,890	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Ohio Municipal Money Market Fund
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

Commercial Paper — 6.4% (n)

Ohio — 6.4%
4,000	Cuyahoga County, Cleveland Clinic,
	LIQ: Bank of America N.A., 2.00%, 07/09/08	4,000
2,000	Ross County, Hospital Facilities Improvement, Adena Project,
	Rev., CIFG, 3.00%, 10/29/08	2,000
1,500	State of Ohio Water Development Authority, Freshwater,
	LIQ: State Street Bank & Trust Co./CalSTRS, 1.85%, 07/01/08	1,500
	Total Commercial Paper
	(Cost $7,500)	7,500

Daily Demand Notes — 9.5%

Ohio — 9.5%
1,270	Ohio Air Quality Development Authority, Pollution Control, Ohio Edison Co. Project,
	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.70%, 06/02/08	1,270
	State of Ohio, Higher Education Facilities, Case Western Reserve University,
350	Series A, Rev., VRDO, 1.65%, 06/02/08	350
3,900	Series B-1, Rev., VRDO, LOC: Bank of America N.A.,1.60%, 06/02/08	3,900
170	Series B-2, Rev., VRDO, LOC: Bank of America N.A.,1.15%, 06/02/08	170
3,545	State of Ohio, Solid Waste, BP Exploration & Oil Project,
	Rev., VRDO, 1.45%, 06/02/08	3,545
1,400	State of Ohio, Solid Waste, BP Products North America,
	Series 2002B-BP, Rev., VRDO, 1.45%, 06/02/08	1,400
500	State of Ohio Water Development Authority, Ohio Edison Co. Project,
	Series PJ-B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.48%, 06/02/08	500
	Total Daily Demand Notes
	(Cost $11,135)	11,135

Municipal Notes & Bonds — 4.3%

Ohio — 4.3%
1,500	Barberton City School District, School Facilities Construction,
	BAN, GO, 2.60%, 11/04/08	1,504
2,550	City of Mason,
	BAN, GO, 3.00%, 03/12/09	2,564
1,000	Cuyahoga Community College District,
	TAN, 2.35%, 12/18/08	1,003
	Total Municipal Notes & Bonds
	(Cost $5,071)	5,071

Weekly Demand Notes — 79.4%

Ohio — 76.0%
2,000	ABN AMRO Munitops Certificate Trust,
	Series 2006-4, GO, VRDO, FSA, 1.66%, 06/05/08	2,000
2,296	Buckeye Tobacco Settlement Financing Authority,
	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.72%, 06/05/08	2,296
4,705	City of Sharonville, Edgcomb Metals Co. Project,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.63%, 06/05/08	4,705

2,000	City of Wooster, IDR, Allen Group, Inc.,
	Series 1985, Rev., VRDO, LOC: Wachovia Bank N.A., 1.65%, 06/04/08	2,000
4,005	Clipper Tax-Exempt Certificate Trust,
	Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.92%, 06/05/08	4,005
1,975	Columbus Regional Airport Authority,
	Series MT-242, Rev., VRDO, 2.52%, 06/06/08	1,975
700	Columbus Regional Airport Authority, Capital Funding,
	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.64%, 06/05/08	700
3,570	Cuyahoga County,
	Series MT-264, Rev., VRDO, 2.38%, 06/06/08	3,570
1,900	Cuyahoga County, EDR, Gilmore Academy Project,
	Rev., VRDO, LOC: Fifth Third Bank, 1.64%, 06/06/08	1,900
2,100	Cuyahoga County, Health Care Facilities, Jennings Center Older Project,
	Rev., VRDO, LOC: Fifth Third Bank, 1.69%, 06/05/08	2,100
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project,
	Rev., VRDO, AMT, FNMA, LIQ: FNMA, 1.63%, 06/05/08	5,550
3,975	Hamilton County, Ohio Sales Tax,
	Series 356, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 1.67%, 06/05/08	3,975
1,040	Huron County, EDR, Norwalk Furniture Project,
	Rev., VRDO, LOC: Comerica Bank, 1.77%, 06/05/08	1,040
720	Lake County, Pressure Technology, Inc.,
	Series 2002, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 1.75%, 06/05/08	720
2,000	Lancaster Port Authority,
	Rev., VRDO, 1.60%, 06/05/08	2,000
170	Mahoning County, Forum Health Obligation Group,
	Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.66%, 06/05/08	170
1,000	Miami County, Hospital Authority
	Series PT-575, Rev., VRDO, 1.61%, 06/06/08	1,000
4,600	Middletown Hospital Facilities,
	Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services,
	LOC: Lloyds TSB Bank plc, 1.61%, 06/06/08	4,600
2,825	Montgomery County, Cambridge Commons Apartments,
	Series A, Rev., VRDO, LOC: FHLB, 1.63%, 06/05/08	2,825
2,400	Montgomery County, Catholic Health,
	Series B-2, Rev., VRDO, 1.65%, 06/04/08	2,400
2,000	Montgomery County, Hospital Improvement, Kettering Health,
	Series A, Rev., VRDO, FSA, 1.43%, 06/06/08	2,000
	Ohio Housing Finance Agency, MERLOTS,
800	Series A34, Rev., VRDO, 1.73%, 06/04/08	800
1,165	Series A78, Rev., VRDO, GNMA COLL, 1.83%, 06/04/08	1,165
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VRDO, AMT, 1.63%, 06/04/08	2,500
1,000	Series B-1, Rev., VRDO, 1.70%, 06/06/08	1,000
810	Series B-2, Rev., VRDO, AMT, 1.83%, 06/04/08	810
1,125	Series C, Rev., VRDO, AMT, GNMA COLL, 1.70%, 06/04/08	1,125
2,425	Series F, Rev., VRDO, AMT, GNMA/FNMA, 1.75%, 06/06/08	2,425
2,090	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.70%, 06/04/08	2,090
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 1.63%, 06/04/08	1,000
2,100	Ohio State Higher Educational Facility Commission, EAGLE,
	Series 2007-0041, Class A, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Citibank N.A., 1.65%, 06/05/08	2,100

2,635	State of Ohio,
	Series RR-II-R-6075, GO, VRDO, LIQ: Citigroup Financial Products, 1.60%, 06/05/08	2,635
2,750	State of Ohio, Higher Educational Facilities, Oberlin College Project,
	Rev., VRDO, 1.60%, 06/04/08	2,750
830	State of Ohio, Higher Educational Facilities, Xavier University Project,
	Rev., VRDO, LOC: U.S. Bank N.A., 1.60%, 06/05/08	830
400	Student Loan Funding Corp.,
	Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.65%, 06/04/08 (e)	400
	Ohio State Water Development Authority, FirstEnergy Project,
3,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 1.50%, 06/05/08	3,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.60%, 06/04/08	2,000
2,095	Ohio State Water Development Authority, Pure Water,
	Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.61%, 06/04/08	2,095
4,900	UBS Municipal Certificates, Various States,
	Series 2007-1033, Rev., VRDO, AMBAC-TCRS-Bank of New York, 4.37%, 06/05/08	4,900
1,500	University of Akron,
	Series C-1, Rev., VRDO, 1.50%, 06/05/08	1,500
1,775	Warren County, Ralph J. Stolle Countryside,
	Series 1985, Rev., VRDO, LOC: Fifth Third Bank, 1.64%, 06/06/08	1,775
862	Warren County Health Care Facilities, Otterbein Homes Project,
	Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.71%, 06/05/08	862
		89,333

Puerto Rico — 3.4%
2,000	Puerto Rico Housing Finance Corp.,
	Series F8J, Rev., VRDO, FHA, LIQ: Lehman Brothers Special Financing, 2.18%, 06/04/08	2,000
1,985	Puerto Rico Sales Tax Financing Corp.,
	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.68%, 06/05/08	1,985
		3,985
	Total Weekly Demand Notes
	(Cost $93,318)	93,318

Total Investments — 99.6%
(Cost $117,024) *	117,024

Other Assets in Excess of Liabilities — 0.4%	422

Net Assets — 100.0%	$117,446

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CalSTRS	California State Teachers Retirement System
CIFG	CDC IXIS Financial Guaranty
COLL	Collateral
EAGLE	Earnings of accrual generated on local tax-exempt securities
EDR	Economic Development Revenue
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	Revenue Bond
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2008.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Ohio Municipal Money Market Fund
Level 1	$ -	$ -
Level 2	117,024	-
Level 3	-	-
Total	$ 117,024	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 94.0%

	Asset-Backed Securities — 10.5%
1,220	American Express Credit Account Master Trust, Series 2008 - 1, Class A, FRN, 2.96%, 08/15/13	1,209
	AmeriCredit Automobile Receivables Trust,
3,365	Series 2005 - DA, Class A4, 5.02%, 11/06/12 (i)	3,247
2,360	Series 2006 - BG, Class A3, 5.21%, 10/06/11	2,339
1,383	Series 2006 - BG, Class A4, 5.21%, 09/06/13 (i)	1,273
1,000	Series 2008 - AF, Class A3, 5.68%, 12/12/12	1,000
200	Amortizing Residential Collateral Trust, Series 2002 - BC6, Class M1, FRN, 3.14%, 08/25/32 (i)	153
	Banc of America Securities Auto Trust,
4,000	Series 2006 - G1, Class A3, 5.18%, 06/18/10	4,029
3,995	Series 2006 - G1, Class A4, 5.17%, 12/20/10	4,040
	Bear Stearns Asset Backed Securities Trust,
1,294	Series 2003 - SD2, Class 2A, FRN, 5.78%, 06/25/43 (y)	1,190
1,509	Series 2006 - SD1, Class A, FRN, 2.76%, 04/25/36 (i) (y)	1,205
	Capital Auto Receivables Asset Trust,
1,500	Series 2006 - 1, Class A4, 5.04%, 05/17/10	1,511
4,205	Series 2006 - 2, Class A3A, 4.98%, 05/15/11	4,236
500	Series 2007 - 1, Class A3A, 5.00%, 04/15/11	505
2,020	Series 2007 - 1, Class A4A, 5.01%, 04/16/12	2,028
717	Series 2007 - 3, Class A2A, 5.11%, 11/16/09	721
750	Series 2007 - 4A, Class A3A, 5.00%, 12/15/11	754
2,160	Series 2008 - 1, Class A3A, 3.86%, 08/15/12	2,128
	Capital One Auto Finance Trust,
2,730	Series 2005 - C, Class A4A, 4.71%, 06/15/12	2,592
1,200	Series 2007 - B, Class A3A, 5.03%, 04/15/12	1,169
5,000	Series 2007 - C, Class A2B, FRN, 2.93%, 05/17/10	4,920
2,000	Series 2007 - C, Class A3A, 5.13%, 04/16/12	1,873
	Capital One Multi-Asset Execution Trust,
1,300	Series 2003 - A4, Class A4, 3.65%, 07/15/11	1,301
555	Series 2003 - B3, Class B3, 4.50%, 06/15/11	554
395	Series 2003 - B5, Class B5, 4.79%, 08/15/13	380
2,000	Series 2005 - A8, Class A, 4.40%, 08/15/11	2,007
1,695	Series 2006 - A2, Class A, 4.85%, 11/15/13	1,718
265	Series 2006 - A6, Class A6, 5.30%, 02/18/14	269
860	Series 2007 - A9, Class A9, 4.95%, 08/15/12	871
265	Series 2007 - B3, Class B3, 5.05%, 03/15/13	263
125	Series 2007 - B5, Class B5, 5.40%, 05/15/13	123
	Carmax Auto Owner Trust,
1,458	Series 2005 - 1, Class A4, 4.35%, 03/15/10	1,461
1,350	Series 2006 - 1, Class A4, 5.41%, 06/15/11	1,369
5,143	Series 2006 - 2, Class A3, 5.15%, 02/15/11	5,187
2,157	Series 2006 - 2, Class A4, 5.14%, 11/15/11	2,177
1,000	Series 2007 - 1, Class A3, 5.24%, 07/15/11	1,011
1,850	Series 2007 - 1, Class A4, 5.24%, 06/15/12	1,870
1,350	Series 2007 - 2, Class A4, 5.27%, 11/15/12	1,358
1,082	Caterpillar Financial Asset Trust, Series 2005 - A, Class A4, 4.10%, 06/25/10	1,083
594	CIT Equipment Collateral, Series 2006 - VT2, Class A3, 5.07%, 02/20/10	596
	Citibank Credit Card Issuance Trust,
1,100	Series 2005 - B1, Class B1, 4.40%, 09/15/10	1,102
555	Series 2006 - B2, Class B2, 5.15%, 03/07/11	556
285	Series 2007 - A5, Class A5, 5.50%, 06/22/12	292

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Asset-Backed Securities — Continued
270	Series 2007 - B2, Class B2, 5.00%, 04/02/12	267
700	Series 2007 - B6, Class B6, 5.00%, 11/08/12	663
2,500	Series 2008 - A5, Class A5, 4.85%, 04/22/15	2,463
	Citibank Credit Card Master Trust I,
640	Series 1999 - 2, Class A, 5.88%, 03/10/11	650
1,152	Series 1999 - 2, Class B, 6.15%, 03/10/11	1,163
	CNH Equipment Trust,
500	Series 2007 - A, Class A3, 4.99%, 10/15/10	503
470	Series 2007 - B, Class A3A, 5.40%, 10/17/11	473
1,145	Series 2008 - B, Class A3A, 4.78%, 07/16/12	1,144
901	Community Program Loan Trust, Series 1987 - A, Class A4, 4.50%, 10/01/18	890
2,300	Countrywide Asset-Backed Certificates, Series 2004 - 6, Class M1, FRN, 2.99%, 10/25/34 (i)	2,023
3,822	Credit Suisse Mortgage Capital Certificates, Series 2006 - CF1, Class A1, FRN, 2.70%, 11/25/35 (i)	2,964
163	CS First Boston Mortgage Securities Corp., Series 2002 - HE4, Class AF, 5.51%, 08/25/32 (i)	152
	Daimler Chrysler Auto Trust,
3,400	Series 2006 - D, Class A4, 4.94%, 02/08/12	3,417
580	Series 2007 - A, Class A3A, 5.00%, 02/08/12	583
887	Series 2008 - A, Class A4, 4.48%, 08/08/14	867
112	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T - 20, Class A6, SUB, 7.99%, 09/25/29	112
	Ford Credit Auto Owner Trust,
1,945	Series 2005 - C, Class A4, 4.36%, 06/15/10	1,952
1,000	Series 2005 - C, Class B, 4.52%, 09/15/10	1,005
1,111	Series 2006 - B, Class A4, 5.25%, 09/15/11	1,122
2,400	Series 2006 - C, Class A4A, 5.15%, 02/15/12	2,424
1,181	Series 2007 - A, Class A2A, 5.42%, 04/15/10	1,190
3,785	Series 2007 - A, Class A3A, 5.40%, 08/15/11	3,818
3,145	Series 2007 - B, Class A3A, 5.15%, 11/15/11	3,175
3,210	Series 2007 - B, Class A4A, 5.24%, 07/15/12	3,228
830	Series 2008 - A, Class A3A, 3.96%, 04/15/12	821
	GE Capital Credit Card Master Note Trust,
7,360	Series 2005 - 3, Class A, 4.13%, 06/15/13	7,348
1,200	Series 2006 - 1, Class A, 5.08%, 09/15/12	1,215
115	Series 2007 - 1, Class B, 4.95%, 03/15/13	114
325	Series 2007 - 3, Class A2, 5.40%, 06/15/13	333
120	Series 2007 - 3, Class B, 5.49%, 06/15/13	118
	GS Auto Loan Trust,
541	Series 2005 - 1, Class A3, 4.45%, 05/17/10	543
4,876	Series 2006 - 1, Class A3, 5.37%, 12/15/10	4,916
2,100	Series 2006 - 1, Class A4, 5.38%, 01/15/14	2,128
6,075	Series 2007 - 1, Class A3, 5.39%, 12/15/11	6,143
	Harley-Davidson Motorcycle Trust,
1,141	Series 2005 - 3, Class A2, 4.41%, 06/15/12	1,145
976	Series 2006 - 3, Class A3, 5.24%, 01/15/12	984
3,285	Series 2007 - 1, Class A4, 5.21%, 06/17/13	3,321
6,215	Series 2007 - 2, Class A3, 5.10%, 05/15/12	6,269
875	Series 2007 - 2, Class A4, 5.12%, 08/15/13	882
	Honda Auto Receivables Owner Trust,
2,243	Series 2005 - 2, Class A4, 4.15%, 10/15/10	2,247
39	Series 2005 - 3, Class A3, 3.87%, 04/20/09	39
750	Series 2005 - 5, Class A4, 4.69%, 02/15/11	755
2,255	Series 2006 - 2, Class A4, 5.28%, 01/23/12	2,284
630	Series 2006 - 3, Class A3, 5.12%, 10/15/10	635
2,000	Series 2007 - 1, Class A3, 5.10%, 03/18/11	2,020
	Household Automotive Trust,

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Asset-Backed Securities — Continued
4,000	Series 2005 - 2, Class A4, 4.55%, 07/17/12	3,995
1,073	Series 2005 - 3, Class A3, 4.80%, 10/18/10	1,076
1,454	Series 2005 - 3, Class A4, 4.94%, 11/19/12	1,456
2,469	Series 2006 - 1, Class A3, 5.43%, 06/17/11	2,484
1,200	Series 2006 - 3, Class A4, 5.34%, 09/17/13	1,197
3,900	Series 2007 - 1, Class A3, 5.30%, 11/17/11	3,879
1,865	Household Credit Card Master Note Trust I, Series 2006 - 1, Class A, 5.10%, 06/15/12	1,876
	Hyundai Auto Receivables Trust,
962	Series 2005 - A, Class A4, 4.18%, 02/15/12	964
1,615	Series 2007 - A, Class A3A, 5.04%, 01/17/12	1,625
500	Series 2007 - A, Class A3B, FRN, 2.91%, 01/17/12	495
	John Deere Owner Trust,
700	Series 2006 - A, Class A4, 5.39%, 06/17/13	704
580	Series 2007 - A, Class A3, 5.04%, 07/15/11	585
5,000	Long Beach Auto Receivables Trust, Series 2007 - A, Class A3, 4.97%, 10/15/11	5,019
	MBNA Credit Card Master Note Trust,
239	Series 2002 - C1, Class C1, 6.80%, 07/15/14	233
1,075	Series 2003 - C1, Class C1, FRN, 4.21%, 06/15/12	1,051
	MBNA Master Credit Card Trust,
65	Series 1999 - B, Class C, 6.65%, 08/15/11 (e)	65
5,808	Series 1999 - J, Class B, 7.40%, 02/15/12	5,942
760	Series 2000 - E, Class A, 7.80%, 10/15/12	812
2,123	Morgan Stanley ABS Capital I, Series 2003 - SD1, Class M1, FRN, 3.89%, 03/25/33 (i)	1,862
1,427	MSDWCC Heloc Trust, Series 2007 - 1, Class A, FRN, 2.49%, 12/25/31 (i)	1,214
896	National City Auto Receivables Trust, Series 2004 - A, Class A4, 2.88%, 05/15/11	895
	Nissan Auto Receivables Owner Trust,
163	Series 2005 - B, Class A3, 3.99%, 07/15/09	163
4,675	Series 2005 - C, Class A4, 4.31%, 03/15/11	4,688
470	Series 2007 - B, Class A2, 5.13%, 03/15/10	473
2,000	Series 2007 - B, Class A3, 5.03%, 05/16/11	2,019
640	Series 2008 - A, Class A4, 4.28%, 06/16/14	623
84	Residential Asset Securities Corp., Series 2001 - KS1, Class AI6, 6.35%, 03/25/32 (i)	58
49	Residential Funding Mortgage Securities II, Inc., Series 2000 - HI1, Class AI7, SUB, 8.29%, 02/25/25	46
	USAA Auto Owner Trust,
324	Series 2005 - 3, Class A3, 4.55%, 02/16/10	325
725	Series 2005 - 4, Class A4, 4.89%, 08/15/12	731
520	Series 2006 - 3, Class A4, 5.36%, 06/15/12	527
1,500	Series 2006 - 4, Class A3, 5.01%, 06/15/11	1,513
2,145	Series 2007 - 1, Class A3, 5.43%, 10/17/11	2,175
955	Volkswagen Auto Loan Enhanced Trust, Series 2008 - 1, Class A3, 4.50%, 07/20/12	954
	Wachovia Auto Owner Trust,
2,000	Series 2005 - B, Class A4, 4.84%, 04/20/11	2,014
4,394	Series 2005 - B, Class A5, 4.93%, 11/20/12	4,416
1,475	Wells Fargo Financial Auto Owner Trust 2004-A, Series 2005 - A, Class A4, 4.28%, 05/15/12	1,462
	WFS Financial Owner Trust,
336	Series 2004 - 3, Class A4, 3.93%, 02/17/12	335
6,063	Series 2005 - 1, Class A4, 3.87%, 08/17/12	6,069

	Total Asset-Backed Securities (Cost $215,403)	214,198

	Collateralized Mortgage Obligations — 17.1%

	Agency CMO — 13.1%
	Federal Home Loan Mortgage Corp. -Government National Mortgage Association,
2,132	Series 31, Class Z, 8.00%, 04/25/24	2,353
305	Series 56, Class Z, 7.50%, 09/20/26	320
	Federal Home Loan Mortgage Corp. REMICS,

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Agency CMO — Continued
38		Series 2, Class Z, 9.30%, 03/15/19	41
19		Series 12, Class A, 9.25%, 11/15/19	20
38		Series 16, Class D, 10.00%, 10/15/19	40
53		Series 17, Class I, 9.90%, 10/15/19	57
88		Series 23, Class F, 9.60%, 04/15/20	95
37		Series 26, Class F, 9.50%, 02/15/20	40
8		Series 81, Class A, 8.13%, 11/15/20	9
39		Series 85, Class C, 8.60%, 01/15/21	42
39		Series 99, Class Z, 9.50%, 01/15/21	42
5		Series 159, Class H, 4.50%, 09/15/21	5
9		Series 189, Class D, 6.50%, 10/15/21	9
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	1
8		Series 1053, Class G, 7.00%, 03/15/21	9
23		Series 1056, Class KZ, 6.50%, 03/15/21	24
12		Series 1074, Class H, 8.50%, 05/15/21	13
39		Series 1082, Class C, 9.00%, 05/15/21	41
16		Series 1087, Class I, 8.50%, 06/15/21	17
44		Series 1125, Class Z, 8.25%, 08/15/21	49
45		Series 1142, Class IA, 7.00%, 10/15/21	48
7		Series 1169, Class G, 7.00%, 11/15/21	7
27		Series 1173, Class E, 6.50%, 11/15/21	27
86		Series 1343, Class LA, 8.00%, 08/15/22	93
25		Series 1424, Class F, FRN, 3.83%, 11/15/22	24
439		Series 1480, Class LZ, 7.50%, 03/15/23	474
9		Series 1550, Class SC, IF, 11.38%, 07/15/08	9
1,120		Series 1560, Class Z, 7.00%, 08/15/23	1,160
10		Series 1565, Class G, 6.00%, 08/15/08	10
1		Series 1575, Class SA, IF, 11.81%, 08/15/08	1
3		Series 1580, Class P, 6.50%, 09/15/08	3
3		Series 1604, Class MB, IF, 9.17%, 11/15/08	3
26		Series 1606, Class H, 6.00%, 11/15/08	26
20		Series 1612, Class PH, 6.00%, 11/15/08	20
3		Series 1612, Class SD, IF, 9.64%, 11/15/08	3
64		Series 1626, Class PT, 6.00%, 12/15/08	64
130		Series 1641, Class FA, FRN, 3.51%, 12/15/13	131
6		Series 1659, Class TZ, 6.75%, 01/15/09	6
62		Series 1701, Class PH, 6.50%, 03/15/09	62
322		Series 1702, Class TJ, 7.00%, 04/15/13	328
276		Series 1754, Class Z, 8.50%, 09/15/24	297
661		Series 1779, Class Z, 8.50%, 04/15/25	712
14		Series 1807, Class G, 9.00%, 10/15/20	14
5		Series 1838, Class H, 6.50%, 04/15/11	5
3,609		Series 2358, Class PD, 6.00%, 09/15/16	3,738
5,174		Series 2363, Class PF, 6.00%, 09/15/16	5,355
4,998		Series 2382, Class DA, 5.50%, 10/15/30	5,112
2,372		Series 2390, Class CH, 5.50%, 12/15/16	2,416
5,686		Series 2416, Class PR, 6.00%, 12/15/30	5,792
1,032		Series 2425, Class JH, 6.00%, 03/15/17	1,069
4,367		Series 2450, Class PE, 6.00%, 07/15/21	4,475
3,790		Series 2453, Class BD, 6.00%, 05/15/17	3,925
2,471		Series 2458, Class OE, 6.00%, 06/15/17	2,559
1,798		Series 2496, Class BK, 5.50%, 09/15/17	1,835
1,297		Series 2503, Class TG, 5.50%, 09/15/17	1,324
1,384		Series 2508, Class AQ, 5.50%, 10/15/17	1,413
6,135		Series 2513, Class DB, 5.00%, 10/15/17	6,205
894		Series 2519, Class HB, 5.00%, 10/15/21	903

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — Continued
841	Series 2526, Class CA, 5.00%, 06/15/16	850
1,255	Series 2528, Class VA, 5.50%, 12/15/12	1,281
225	Series 2534, Class HM, 4.50%, 10/15/16	226
997	Series 2575, Class KA, 5.00%, 11/15/17	1,009
6,528	Series 2578, Class DA, 4.50%, 09/15/16	6,560
1,162	Series 2579, Class GQ, 4.00%, 01/15/17	1,157
1,797	Series 2583, Class TD, 4.50%, 12/15/13	1,802
1,500	Series 2587, Class WB, 5.00%, 11/15/16	1,517
982	Series 2617, Class UM, 4.00%, 05/15/15	981
4,256	Series 2632, Class NE, 4.00%, 06/15/13	4,226
533	Series 2640, Class VM, 4.50%, 12/15/21	531
6,603	Series 2641, Class KJ, 4.00%, 01/15/18	6,501
1,307	Series 2643, Class ME, 3.50%, 03/15/18	1,261
1,500	Series 2666, Class OC, 5.50%, 01/15/22	1,535
71	Series 2668, Class AD, 4.00%, 01/15/15	71
1,019	Series 2685, Class MX, 4.00%, 07/15/16	1,014
1,400	Series 2718, Class TC, 5.00%, 04/15/27	1,420
1,022	Series 2755, Class PA, PO, 02/15/29	887
3,875	Series 2763, Class PD, 4.50%, 12/15/17	3,841
754	Series 2763, Class TA, 4.00%, 03/15/11	772
5,411	Series 2765, Class CA, 4.00%, 07/15/17	5,353
1,111	Series 2780, Class YP, 7.50%, 08/15/18	1,184
720	Series 2782, Class HE, 4.00%, 09/15/17	712
1,000	Series 2786, Class PC, 4.50%, 10/15/16	1,003
4,771	Series 2812, Class AB, 4.50%, 10/15/18	4,769
871	Series 2825, Class VP, 5.50%, 06/15/15	890
4,000	Series 2836, Class PX, 4.00%, 05/15/18	3,894
594	Series 2851, Class BD, 4.00%, 02/15/20	591
6,269	Series 2875, Class HA, 4.00%, 11/15/18	6,155
4,367	Series 2924, Class DA, 4.50%, 02/15/19	4,364
905	Series 2927, Class YN, 4.50%, 10/15/32	898
2,208	Series 2955, Class OC, 5.00%, 02/15/24	2,232
2,391	Series 2956, Class LD, 5.00%, 05/15/18	2,412
2,466	Series 2962, Class WJ, 5.50%, 06/15/24	2,521
4,642	Series 2993, Class MN, 5.00%, 06/15/23	4,697
959	Series 3001, Class YN, 4.50%, 06/15/33	950
2,664	Series 3005, Class PV, IF, 8.78%, 10/15/33	2,738
4,810	Series 3036, Class NB, 5.00%, 01/15/29	4,863
1,000	Series 3047, Class OB, 5.50%, 12/15/33	1,022
2,683	Series 3082, Class PE, 5.00%, 12/15/23	2,715
906	Series 3151, Class PA, 6.00%, 03/15/26	927
4,354	Series 3192, Class GA, 6.00%, 03/15/27	4,458
9,497	Series 3205, Class PA, 6.00%, 04/15/27	9,739
4,408	Series 3242, Class NC, 5.75%, 12/15/28	4,508
6,400	Series 3242, Class PA, 5.75%, 11/15/29	6,538
20,720	Series 3305, Class IW, IF, IO, 3.94%, 04/15/37	1,406
1,792	Series 3329, Class JA, 6.00%, 08/15/28	1,844
6,412	Series 3356, Class PA, 6.00%, 11/15/26	6,588
2,152	Series 3363, Class A, 5.00%, 07/15/16	2,178
3,770	Series R008, Class FK, FRN, 2.91%, 07/15/23	3,712
	Federal National Mortgage Association REMICS,
29	Series 1988 - 7, Class Z, 9.25%, 04/25/18	31
34	Series 1988 - 13, Class C, 9.30%, 05/25/18	37
28	Series 1988 - 15, Class A, 9.00%, 06/25/18	30
31	Series 1988 - 16, Class B, 9.50%, 06/25/18	35
21	Series 1989 - 2, Class D, 8.80%, 01/25/19	23

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Agency CMO — Continued
64		Series 1989 - 27, Class Y, 6.90%, 06/25/19	66
15		Series 1989 - 54, Class E, 8.40%, 08/25/19	17
17		Series 1989 - 66, Class J, 7.00%, 09/25/19	18
13		Series 1989 - 70, Class G, 8.00%, 10/25/19	14
254		Series 1989 - 72, Class E, 9.35%, 10/25/19	282
35		Series 1989 - 89, Class H, 9.00%, 11/25/19	38
16		Series 1989 - 96, Class H, 9.00%, 12/25/19	17
21		Series 1990 - 7, Class B, 8.50%, 01/25/20	23
19		Series 1990 - 12, Class G, 4.50%, 02/25/20	19
397		Series 1990 - 19, Class G, 9.75%, 02/25/20	438
65		Series 1990 - 58, Class J, 7.00%, 05/25/20	69
69		Series 1990 - 61, Class H, 7.00%, 06/25/20	73
33		Series 1990 - 106, Class J, 8.50%, 09/25/20	36
13		Series 1990 - 109, Class J, 7.00%, 09/25/20	14
42		Series 1990 - 111, Class Z, 8.75%, 09/25/20	44
17		Series 1990 - 117, Class E, 8.95%, 10/25/20	19
19		Series 1990 - 123, Class G, 7.00%, 10/25/20	20
19		Series 1990 - 132, Class Z, 7.00%, 11/25/20	20
790		Series 1990 - 137, Class X, 9.00%, 12/25/20	868
6		Series 1991 - 53, Class J, 7.00%, 05/25/21	6
63		Series 1991 - 130, Class C, 9.00%, 09/25/21	68
224		Series 1992 - 81, Class ZB, 8.50%, 04/25/22	231
5		Series 1992 - 96, Class B 05/25/22	4
—	(h)	Series 1992 - 138, Class G, 7.50%, 08/25/22	—	(h)
2		Series 1993 - 101, Class PJ, 7.00%, 06/25/08	2
95		Series 1993 - 129, Class H, 6.50%, 08/25/08	95
23		Series 1993 - 134, Class H, 6.50%, 08/25/08	23
36		Series 1993 - 154, Class H, 6.00%, 08/25/08	36
14		Series 1993 - 165, Class SN, IF, 11.47%, 09/25/23	14
2		Series 1993 - 192, Class SC, IF, 7.50%, 10/25/08	2
2		Series 1993 - 196, Class FA, FRN, 4.18%, 10/25/08	2
296		Series 1993 - 220, Class PJ, 6.00%, 11/25/13	302
2		Series 1993 - 225, Class MC 11/25/23	2
1		Series 1993 - 231, Class SB, IF, 11.05%, 12/25/08	2
1		Series 1993 - 233, Class SC, IF, 11.59%, 12/25/08	1
108		Series 1993 - 235, Class G 09/25/23	91
165		Series 1994 - 7, Class PG, 6.50%, 01/25/09	165
3		Series 1994 - 20, Class Z, 6.50%, 02/25/09	3
20		Series 1994 - 32, Class Z, 6.50%, 03/25/09	20
27		Series 1994 - 33, Class H, 6.00%, 03/25/09	27
326		Series 1994 - 62, Class PH, 6.90%, 11/25/23	330
104		Series 1995 - 13, Class D, 6.50%, 09/25/08	105
13		Series 1995 - 13, Class K, 6.50%, 10/25/08	13
4		Series 1997 - 46, Class PN, 6.50%, 07/18/12	4
16		Series 1997 - 55, Class B, 7.00%, 02/18/27	16
4		Series 1997 - 67, Class GA, 4.00%, 02/25/09	4
47		Series 2001 - 7, Class PQ, 6.00%, 10/25/15	47
2,233		Series 2002 - 3, Class OG, 6.00%, 02/25/17	2,313
2,371		Series 2002 - 58, Class HC, 5.50%, 09/25/17	2,419
4,642		Series 2002 - 59, Class UC, 5.50%, 09/25/17	4,738
1,433		Series 2002 - 63, Class KC, 5.00%, 10/25/17	1,447
3,000		Series 2003 - 3, Class PD, 5.00%, 08/25/16	3,024
896		Series 2003 - 21, Class M, 5.00%, 02/25/17	906
1,403		Series 2003 - 46, Class VX, 6.00%, 10/25/15	1,430
5,000		Series 2003 - 84, Class GC, 4.50%, 05/25/15	5,019
2,500		Series 2003 - 86, Class DM, 4.00%, 09/25/10	2,531

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — Continued
6,647	Series 2003 - 92, Class HP, 4.50%, 09/25/18	6,604
5,000	Series 2003 - 113, Class PC, 4.00%, 03/25/15	4,999
4,021	Series 2003 - 120, Class BQ, 4.00%, 09/25/16	3,994
632	Series 2004 - 101, Class AR, 5.50%, 01/25/35	643
1,750	Series 2005 - 1, Class HC, 5.00%, 09/25/28	1,771
1,435	Series 2005 - 27, Class TH, 5.50%, 07/25/31	1,460
2,114	Series 2005 - 40, Class YA, 5.00%, 09/25/20	2,136
2,471	Series 2005 - 47, Class AN, 5.00%, 12/25/16	2,496
693	Series 2005 - 48, Class OM, 5.00%, 03/25/30	700
3,932	Series 2005 - 68, Class JK, 5.25%, 05/25/35	3,973
961	Series 2005 - 84, Class MB, 5.75%, 10/25/35	988
5,000	Series 2006 - 39, Class WB, 5.50%, 10/25/30	5,091
1,600	Series 2006 - 81, Class NA, 6.00%, 02/25/27	1,637
9,262	Series 2006 - 102, Class MA, 6.00%, 07/25/27	9,474
10,160	Series 2007 - 22, Class SC, IF, IO, 3.69%, 03/25/37	649
5,808	Series 2007 - 79, Class MA, 5.50%, 12/25/28	5,915
19,396	Series 2008 - 18, Class SE, FRN, 3.88%, 03/25/38	1,297
28	Series G - 11, Class Z, 8.50%, 05/25/21	31
13	Series G - 22, Class ZT, 8.00%, 12/25/16	14
28	Series G - 41, Class PT, 7.50%, 10/25/21	29
52	Series G92 - 35, Class E, 7.50%, 07/25/22	56
25	Series G92 - 40, Class ZC, 7.00%, 07/25/22	27
257	Series G92 - 44, Class ZQ, 8.00%, 07/25/22	276
59	Series G92 - 54, Class ZQ, 7.50%, 09/25/22	63
	Federal National Mortgage Association STRIPS,
26	Series 25, Class 1, 6.00%, 02/01/13	27
289	Series 108, Class 1, PO, 03/01/20	265
5	Series 268, Class 2, IO, 9.00%, 02/01/23	1
3	Series B, Class 1, 6.00%, 05/01/09	3
5	Federal National Mortgage Association Whole Loan, Series 1995 - W3, Class A, 9.00%, 04/25/25	5
178	Government National Mortgage Association, Series 1997 - 12, Class D, 7.50%, 09/20/27	185
38	Vendee Mortgage Trust, Series 1994 - 3C, Class 3, 9.78%, 03/15/21	43

		268,723

	Non-Agency — 4.0%
	ABN Amro Mortgage Corp.,
409	Series 2003 - 7, Class A3, 4.50%, 07/25/18	389
3,527	Series 2003 - 9, Class A2, 4.50%, 08/25/18	3,408
3,000	Adjustable Rate Mortgage Trust, Series 2005 - 2, Class 6M1, FRN, 2.78%, 06/25/35 (i)	2,111
	Banc of America Mortgage Securities, Inc.,
3,000	Series 2004 - E, Class 2A5, FRN, 4.11%, 06/25/34	2,862
5,369	Series 2004 - F, Class 2A6, FRN, 4.19%, 07/25/34	5,251
1,144	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003 - 7, Class 3A, VAR, 4.95%, 10/25/33 (i) (y)	1,108
4,769	Cendant Mortgage Corp., Series 2004 - 3, Class A3, VAR, 5.51%, 06/25/34	4,734
5,475	Citigroup Mortgage Loan Trust, Inc., Series 2003 - UP3, Class A1, 7.00%, 09/25/33	5,486
562	Countrywide Alternative Loan Trust, Series 2003 - J3, Class 2A1, 6.25%, 12/25/33 (i)	522
5,532	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003 - J13, Class 1A5, 5.25%, 11/25/14	5,371
3,321	Credit Suisse Mortgage Capital Certificates, Series 2007 - 5, Class 5A5, VAR, 5.50%, 12/25/14	3,288
868	First Horizon Alternative Mortgage Securities, Series 2005 - FA7, Class 1A5, 5.50%, 10/25/35	859
	GMAC Mortgage Corp. Loan Trust,
24	Series 2003 - J1, Class A3, 5.25%, 03/25/18	24

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Non-Agency — Continued
1,171	Series 2003 - J4, Class 2A1, 4.75%, 09/25/18	1,122
2,832	Impac Secured Assets CMN Owner Trust, Series 2004 - 4, Class 2A2, FRN, 2.75%, 02/25/35 (i)	2,306
22	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.50%, 02/22/17	23
532	MASTR Alternative Loans Trust, Series 2004 - 8, Class 6A1, 5.50%, 09/25/19	502
1,073	MASTR Asset Securitization Trust, Series 2003 - 4, Class 2A2, 5.00%, 05/25/18	1,069
4,012	Merrill Lynch Mortgage Investors, Inc., Series 2005 - A6, Class 2A2, FRN, 2.67%, 08/25/35 (i)	3,530
12	Merrill Lynch Trust, Series 44, Class G, 9.00%, 08/20/20	12
1,500	Morgan Stanley Mortgage Loan Trust, Series 2004 - 1, Class 1A3, 5.00%, 11/25/18	1,474
	Nomura Asset Acceptance Corp.,
2,714	Series 2005 - AR1, Class 1A1, VAR, 5.09%, 02/25/35 (i)	2,280
2,273	Series 2005 - AR2, Class 3A1, FRN, 2.64%, 05/25/35 (i)	1,903
4,706	Series 2005 - AR6, Class 4A1, FRN, 2.65%, 12/25/35 (i)	3,765
	Paine Webber CMO Trust,
1	Series J, Class 3, 8.80%, 05/01/18	1
16	Series L, Class 4, 8.95%, 07/01/18	17
1,000	Residential Accredit Loans, Inc., Series 2003 - QR24, Class A7, 4.00%, 07/25/33 (i)	875
3,240	Residential Asset Mortgage Products, Inc., Series 2004 - SL1, Class A5, 6.00%, 11/25/31	3,234
15	Salomon Brothers Mortgage Securities VII, Inc., Series 2000 - UP1, Class A2, 8.00%, 09/25/30	15
4,803	Structured Asset Securities Corp., Series 2003 - 31A, Class B1, VAR, 4.82%, 10/25/33 (i)	4,126
	WaMu Mortgage Pass Through Certificates,
3,176	Series 2003 - AR10, Class A5, VAR, 4.06%, 10/25/33	3,173
145	Series 2003 - S3, Class 1A31, 5.25%, 06/25/33	145
1,385	Series 2004 - AR7, Class A6, VAR, 3.94%, 07/25/34	1,370
	Wells Fargo Mortgage Backed Securities Trust,
1,442	Series 2003 - 12, Class A3, 5.00%, 11/25/18	1,396
7,438	Series 2003 - K, Class 1A1, FRN, 4.49%, 11/25/33	6,986
205	Series 2003 - K, Class 1A2, FRN, 4.49%, 11/25/33	194
4,486	Series 2006 - AR11, Class A4, VAR, 5.52%, 08/25/36	4,404
1,345	Series 2006 - AR17, Class A1, FRN, 5.34%, 10/25/36	1,296

		80,631

	Total Collateralized Mortgage Obligations (Cost $350,733)	349,354

	Commercial Mortgage-Backed Securities — 2.0%
	Banc of America Commercial Mortgage, Inc.,
895	Series 2000 - 1, Class A2A, VAR, 7.33%, 11/15/31	917
3,420	Series 2004 - 5, Class A3, 4.56%, 11/10/41	3,365
	Bear Stearns Commercial Mortgage Securities,
3,658	Series 1999 - WF2, Class A2, 7.08%, 07/15/31 (y)	3,722
5,918	Series 2002 - TOP6, Class A2, 6.46%, 10/15/36 (y)	6,147
983	Citigroup Commercial Mortgage Trust, Series 2006 - C4, Class A1, VAR, 5.73%, 03/15/49	996
1,330	Commercial Mortgage Asset Trust, Series 1999 - C1, Class A4, VAR, 6.98%, 01/17/32	1,409
	CS First Boston Mortgage Securities Corp.,
337	Series 1998 - C2, Class A2, 6.30%, 11/15/30	339
2,529	Series 2002 - CKS4, Class A1, 4.49%, 11/15/36	2,513
	DLJ Commercial Mortgage Corp.,
1,418	Series 1999 - CG1, Class A1B, 6.46%, 03/10/32	1,431
922	Series 1999 - CG2, Class A1B, VAR, 7.30%, 06/10/32	941
2,869	Series 1999 - CG3, Class A1B, 7.34%, 10/10/32	2,950
967	First Union - Chase Commercial Mortgage, Series 1999 - C2, Class A2, 6.65%, 06/15/31	978
2,000	GS Mortgage Securities Corp. II, Series 2001 - GL3A, Class A2, VAR, 6.45%, 08/05/18 (e)	2,081

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Commercial Mortgage-Backed Securities — Continued
3,195	Merrill Lynch Mortgage Trust, Series 2004 - BPC1, Class A2, 4.07%, 10/12/41	3,173
	Morgan Stanley Capital I,
3,500	Series 1999 - LIFE, Class B, VAR, 7.22%, 04/15/33	3,596
1,310	Series 2006 - T23, Class A1, 5.68%, 08/12/41	1,330
2,250	Morgan Stanley Dean Witter Capital I, Series 2001 - 280, Class A2, 6.49%, 02/03/16 (e)	2,385
3,865	TIAA Retail Commercial Trust, Series 2001 - C1A, Class A4, VAR, 6.68%, 06/19/31 (e)	3,934

	Total Commercial Mortgage-Backed Securities (Cost $41,998)	42,207

	Corporate Bonds — 12.9%
	Aerospace & Defense — 0.1%
1,180	Honeywell International, Inc., 7.50%, 03/01/10	1,256

	Automobiles — 0.2%
	Daimler Finance North America LLC,
4,000	4.05%, 06/04/08	4,000
1,000	5.75%, 09/08/11	1,011

		5,011

	Beverages — 0.0% (g)
500	Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	561

	Capital Markets — 2.0%
1,500	Bank of New York Mellon Corp. (The), 4.95%, 11/01/12	1,509
	Bear Stearns Cos., Inc. (The),
1,000	2.88%, 07/02/08 (y)	999
1,000	4.50%, 10/28/10 (y)	986
500	Series MTNB, 4.55%, 06/23/10 (y)	497
2,300	Citicorp, 7.25%, 10/15/11	2,401
1,635	Credit Suisse, (Switzerland),
	5.00%, 05/15/13	1,605
	Credit Suisse USA, Inc.,
2,000	4.70%, 06/01/09	2,013
500	6.13%, 11/15/11	515
	Goldman Sachs Group, Inc. (The),
2,000	3.88%, 01/15/09	2,000
950	5.25%, 04/01/13	947
1,500	Series MTNA, 6.50%, 02/25/09 (e)	1,524
3,000	6.60%, 01/15/12	3,117
2,000	6.65%, 05/15/09	2,053
	Lehman Brothers Holdings, Inc.,
450	3.50%, 08/07/08	449
2,225	Series MTNG, 3.95%, 11/10/09 (c)	2,176
702	5.00%, 01/14/11	686
500	5.75%, 07/18/11	487
1,062	6.63%, 01/18/12	1,060
	Merrill Lynch & Co., Inc.,
1,000	Series MTNC, 4.13%, 09/10/09	969
4,710	4.79%, 08/04/10	4,615
2,500	6.00%, 02/17/09	2,499
685	6.15%, 04/25/13	673
	Morgan Stanley,
500	3.88%, 01/15/09	500
3,073	4.25%, 05/15/10 (c)	2,999
2,000	6.60%, 04/01/12	2,041
2,000	State Street Corp., 7.65%, 06/15/10	2,108

		41,428

	Chemicals — 0.4%
845	Air Products & Chemicals, Inc., 4.15%, 02/01/13	824
1,810	Dow Chemical Co. (The), 5.97%, 01/15/09	1,833
1,100	EI Du Pont de Nemours & Co., 4.88%, 04/30/14	1,087
1,500	Monsanto Co., 7.38%, 08/15/12	1,644
1,400	Potash Corp. of Saskatchewan, (Canada), 7.75%, 05/31/11	1,515
1,800	PPG Industries, Inc., 5.75%, 03/15/13	1,826

		8,729

	Commercial Banks — 2.3%
1,000	American Express Bank FSB, 5.50%, 04/16/13	988
	Bank of America Corp.,
1,790	7.13%, 03/01/09	1,829
388	7.13%, 10/15/11	408
1,050	Bayerische Landesbank, 5.88%, 12/01/08	1,068
	BB&T Corp.,
1,000	4.75%, 10/01/12	967
550	6.50%, 08/01/11	563
1,400	FleetBoston Financial Corp., 7.38%, 12/01/09	1,457
1,900	HSBC Holdings plc, (United Kingdom), 7.50%, 07/15/09	1,957
750	KeyBank N.A., 5.70%, 08/15/12	733
695	Keycorp, 6.50%, 05/14/13	682
3,025	Marshall & Ilsley Corp., 4.38%, 08/01/09	2,948
500	National City Bank, 4.50%, 03/15/10	474
2,751	National City Corp., 3.13%, 04/30/09	2,608

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Commercial Banks — Continued
1,735	PNC Funding Corp., 4.50%, 03/10/10	1,732
475	Republic New York Corp., 5.88%, 10/15/08	477
2,800	Royal Bank of Canada, 3.88%, 05/04/09	2,809
	SunTrust Banks, Inc.,
2,215	4.00%, 10/15/08	2,215
580	4.25%, 10/15/09	575
1,500	5.25%, 11/05/12	1,457
500	U.S. Bancorp, 4.50%, 07/29/10	508
2,250	U.S. Bank N.A., 6.38%, 08/01/11	2,357
1,500	Union Planters Corp., 4.38%, 12/01/10	1,467
3,900	Wachovia Bank N.A., 7.80%, 08/18/10	4,112
	Wachovia Corp.,
1,115	5.50%, 05/01/13	1,103
500	6.00%, 10/30/08	504
1,600	6.25%, 08/04/08	1,605
500	6.38%, 02/01/09	502
	Wells Fargo & Co.,
3,235	3.12%, 08/15/08	3,229
1,000	4.20%, 01/15/10	1,003
3,000	5.25%, 10/23/12	3,014
940	6.38%, 08/01/11	969

		46,320

	Commercial Services & Supplies — 0.1%
1,100	Waste Management, Inc., 6.38%, 11/15/12	1,127

	Computers & Peripherals — 0.0% (g)
350	Hewlett-Packard Co., 4.50%, 03/01/13	346

	Consumer Finance — 0.9%
1,000	AIG SunAmerica Global Financing VII, 5.85%, 08/01/08 (e) (i)	1,002
700	American General Finance Corp., 4.88%, 05/15/10	691
570	American Honda Finance Corp., 3.85%, 11/06/08 (e)	570
1,875	Beneficial Corp., 6.47%, 11/17/08	1,892
3,000	Boeing Capital Corp., 6.50%, 02/15/12	3,198
767	Capital One Bank USA N.A., 5.75%, 09/15/10	766
5,000	International Lease Finance Corp., 3.50%, 04/01/09	4,960
1,420	John Deere Capital Corp., 5.65%, 07/25/11	1,467
500	MBNA Corp., 7.50%, 03/15/12	538
2,100	Pitney Bowes Credit Corp., 5.75%, 08/15/08	2,111
1,000	SLM Corp., 4.00%, 01/15/10	928

		18,123

	Diversified Financial Services — 3.3%
500	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	500
	Associates Corp. of North America,
1,400	6.88%, 11/15/08	1,420
1,896	8.15%, 08/01/09	1,975
340	8.55%, 07/15/09	355
	Bank of America Corp.,
1,500	4.38%, 12/01/10	1,504
1,755	4.90%, 05/01/13	1,732
950	7.40%, 01/15/11	1,002
1,000	7.80%, 02/15/10	1,052
1,543	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 12/15/10	1,565
1,000	Capital One Bank, 5.00%, 06/15/09	1,001
	Caterpillar Financial Services Corp.,
1,300	Series MTNF, 4.50%, 09/01/08	1,304
800	4.85%, 12/07/12	798
	CIT Group, Inc.,
1,500	4.13%, 11/03/09	1,359
4,118	4.25%, 02/01/10	3,592
500	5.88%, 10/15/08	491
2,350	7.63%, 11/30/12 (c)	2,164
	Citigroup, Inc.,
1,000	4.25%, 07/29/09	999
2,075	6.00%, 02/21/12	2,110
889	6.20%, 03/15/09	900
	General Electric Capital Corp.,
1,500	4.00%, 06/15/09 (c)	1,506
2,470	4.80%, 05/01/13	2,456
10,500	5.25%, 10/19/12	10,662
950	8.30%, 09/20/09	1,002
2,000	8.63%, 06/15/08	2,004
890	Genworth Global Funding Trusts, 5.20%, 10/08/10	890
	HSBC Finance Corp.,
3,000	4.13%, 11/16/09	2,985
3,500	5.90%, 06/19/12	3,559
1,900	8.00%, 07/15/10	1,991
1,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	999
1,600	MassMutual Global Funding II, 2.55%, 07/15/08 (e)	1,599
4,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	4,013
	Pricoa Global Funding I,
1,510	3.90%, 12/15/08 (e)	1,503
3,000	4.35%, 06/15/08 (e)	3,000

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Diversified Financial Services — Continued
	Textron Financial Corp.,
1,000	5.13%, 11/01/10	1,014
750	5.13%, 02/03/11	758
175	USAA Capital Corp., 4.64%, 12/15/09 (e)	176
1,900	Wells Fargo Financial, Inc., 6.85%, 07/15/09	1,940

		67,880

	Diversified Telecommunication Services — 0.5%
	AT&T, Inc.,
3,570	4.95%, 01/15/13	3,559
1,875	5.88%, 02/01/12	1,932
2,000	Deutsche Telekom International Finance BV, (Netherlands), 5.38%, 03/23/11	2,014
2,000	TeleFonica Emisiones SAU, (Spain), 5.86%, 02/04/13	2,016
785	Verizon Global Funding Corp., 7.25%, 12/01/10	840
410	Verizon Maryland, Inc., 6.13%, 03/01/12	420

		10,781

	Electric Utilities — 0.3%
3,100	Duke Energy Carolinas LLC, 4.20%, 10/01/08 (c)	3,105
2,400	Midamerican Funding LLC, 6.75%, 03/01/11	2,524
670	Spectra Energy Capital LLC, 7.50%, 10/01/09	687
760	Virginia Electric and Power Co., 5.10%, 11/30/12	764

		7,080

	Electronic Equipment & Instruments — 0.1%
1,500	Arrow Electronics, Inc., 6.88%, 07/01/13	1,561

	Food & Staples Retailing — 0.2%
	Wal-Mart Stores, Inc.,
1,000	4.00%, 01/15/10	1,011
2,200	4.25%, 04/15/13	2,184

		3,195

	Food Products — 0.0% (g)
710	Kellogg Co., 4.25%, 03/06/13	689

	Gas Utilities — 0.6%
4,450	Atmos Energy Corp., 4.00%, 10/15/09	4,400
625	CenterPoint Energy Resources Corp., 7.75%, 02/15/11	662
5,180	Nisource Finance Corp., 7.88%, 11/15/10	5,385
860	Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	914

		11,361

	Health Care Providers & Services — 0.0% (g)
550	WellPoint, Inc., 6.38%, 01/15/12	556

	Household Durables — 0.0% (g)
126	Fortune Brands, Inc., 5.13%, 01/15/11	124

	Industrial Conglomerates — 0.1%
1,170	Textron, Inc., 4.50%, 08/01/10	1,168

	Insurance — 0.3%
1,050	Allstate Financial Global Funding, 2.50%, 06/20/08 (e)	1,049
900	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	897
676	Genworth Financial, Inc., 4.75%, 06/15/09	674
1,000	Jackson National Life Global Funding, 3.50%, 01/22/09 (e)	999
500	Metropolitan Life Global Funding I, 2.60%, 06/19/08 (e)	500
	Pacific Life Global Funding,
1,085	3.75%, 01/15/09 (e)	1,085
800	5.15%, 04/15/13 (e)	789

		5,993

	Media — 0.1%
850	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	938
868	Thomson Reuters Corp., (Canada), 6.20%, 01/05/12	875

		1,813

	Metals & Mining — 0.0% (g)
400	Alcoa, Inc., 6.50%, 06/01/11	413

	Multiline Retail — 0.1%
1,190	Target Corp., 5.13%, 01/15/13	1,201

	Multi-Utilities — 0.0% (g)
425	Dominion Resources, Inc., 4.75%, 12/15/10	429
610	Sempra Energy, 6.00%, 02/01/13	625

		1,054

	Oil, Gas & Consumable Fuels — 0.2%
	ConocoPhillips,
2,000	4.40%, 05/15/13	1,974
1,325	9.38%, 02/15/11	1,490
1,000	XTO Energy, Inc., 4.63%, 06/15/13	968

		4,432

	Paper & Forest Products — 0.1%
690	International Paper Co., 4.25%, 01/15/09	688
	Willamette Industries, Inc.,
750	Series MTNC, 6.45%, 06/18/09	770
1,000	Series MTNC, 6.45%, 07/14/09	1,029

		2,487

	Pharmaceuticals — 0.1%
2,000	GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	1,992

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Real Estate Investment Trusts (REITs) — 0.1%
	Simon Property Group LP,
1,000	3.75%, 01/30/09	991
400	4.60%, 06/15/10	395

		1,386

	Road & Rail — 0.1%
1,440	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	1,456

	Software — 0.1%
1,371	Intuit, Inc., 5.40%, 03/15/12	1,356
1,800	Oracle Corp., 4.95%, 04/15/13	1,806

		3,162

	Specialty Retail — 0.1%
1,320	Home Depot, Inc., 4.63%, 08/15/10	1,311

	Thrifts & Mortgage Finance — 0.5%
3,500	Countrywide Home Loans, Inc., 4.13%, 09/15/09 (i)	3,222
1,100	Golden West Financial Corp., 4.75%, 10/01/12	1,050
1,000	Wachovia Mortgage FSB, 4.50%, 06/15/09	1,001
2,000	Washington Mutual Bank, 6.88%, 06/15/11	1,870
	Washington Mutual, Inc.,
1,000	4.00%, 01/15/09 (c)	983
1,820	4.20%, 01/15/10	1,674

		9,800

	Total Corporate Bonds (Cost $266,590)	263,796

	Mortgage Pass-Through Securities — 13.6%
	Federal Home Loan Mortgage Corp.,
595	ARM, 4.63%, 03/01/35	601
1,261	ARM, 6.00%, 08/01/37	1,289
7,152	ARM, 6.02%, 08/01/36	7,345
3,765	ARM, 6.16%, 10/01/37	3,867
168	ARM, 6.28%, 01/01/27	169
222	ARM, 6.49%, 12/01/27	225
8	ARM, 6.74%, 01/01/27	9
38	ARM, 6.92%, 12/01/17	38
10	ARM, 7.06%, 09/01/25	10
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
12,309	4.00%, 07/01/18 - 07/01/19	11,737
6,154	4.50%, 04/01/16 - 10/01/18	6,036
26,024	5.00%, 03/01/18 - 04/01/19	26,028
7,557	5.50%, 01/01/09 - 08/01/19	7,665
21,659	6.00%, 07/01/08 - 06/01/20	22,305
30	6.25%, 07/01/09	31
563	6.50%, 10/01/08 - 07/01/16	586
320	7.00%, 12/01/08 - 03/01/15	334
89	7.50%, 07/01/08 - 11/01/11	91
161	8.00%, 09/01/09 - 01/01/12	167
57	8.50%, 05/01/10	59
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,089	6.00%, 07/01/32	1,115
4	6.50%, 07/01/13	4
1	8.50%, 11/01/15	1
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
70	6.00%, 01/01/19	72
234	6.50%, 08/01/18 - 05/01/21	244
120	7.00%, 03/01/14	128
558	7.50%, 10/01/16 - 07/01/18	605
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
204	8.00%, 12/01/08 - 05/01/19	213
19	8.25%, 08/01/09 - 08/01/17	20
19	8.50%, 11/01/09 - 11/01/19	20
10	8.75%, 05/01/09 - 05/01/11	10
8	9.00%, 09/01/09 - 11/01/09	9
	Federal National Mortgage Association,
1,557	4.00%, 02/01/15	1,520
63	ARM, 4.81%, 07/01/27	64
419	ARM, 4.83%, 01/01/35	424
4,088	ARM, 4.91%, 09/01/34	4,113
1,902	ARM, 4.95%, 12/01/35	1,925
52	ARM, 5.44%, 01/01/19	52
1,782	ARM, 5.52%, 07/01/36	1,815
2,540	ARM, 5.71%, 10/01/36	2,597
42	ARM, 5.75%, 11/01/16	42
3,760	ARM, 5.81%, 04/01/37	3,846
27	ARM, 5.88%, 06/01/27	27
7,154	ARM, 5.89%, 04/01/38	7,341
1,958	ARM, 5.93%, 03/01/19 - 08/01/36	2,002
2,878	ARM, 5.94%, 12/01/36	2,943
40	ARM, 6.02%, 08/01/17	40
3,366	ARM, 6.16%, 07/01/37	3,456
18	ARM, 6.79%, 08/01/19	18
24	ARM, 7.12%, 05/01/25	25
1	ARM, 7.22%, 10/01/27	1
13	ARM, 7.35%, 10/01/25	13

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association Gold Pools, 15 Year, Single Family,
3,145	5.00%, 05/01/18	3,145
1,438	6.00%, 08/01/16	1,480
7,655	6.50%, 01/01/17	7,943
	Federal National Mortgage Association, 15 Year, Single Family,
12,618	4.00%, 07/01/18 - 01/01/19	12,036
7,711	4.50%, 12/01/18 - 04/01/19	7,570
7,433	4.50%, 05/01/18 - 05/01/19	7,299
37,703	5.00%, 12/01/13 - 07/01/20	37,753
7,562	5.00%, 12/01/18	7,581
5,597	5.50%, 06/01/20	5,693
12,580	5.50%, 10/01/08 - 01/01/20	12,793
6,642	6.00%, 04/01/21	6,838
4,897	6.00%, 01/01/09 - 09/01/19	5,041
646	6.50%, 02/01/09 - 09/01/13	666
161	7.00%, 10/01/08 - 03/01/15	167
296	7.50%, 06/01/08 - 05/01/15	306
31	8.00%, 11/01/15	32
3	8.00%, 08/01/09	3
108	8.50%, 11/01/11	111
12	9.00%, 02/01/10 - 03/01/12	12
9,404	Federal National Mortgage Association, 20 Year, Single Family, 6.00%, 04/01/24	9,619
	Federal National Mortgage Association, 30 Year, Single Family,
741	5.50%, 08/01/34	739
87	6.00%, 07/01/17	90
54	6.50%, 08/01/14 - 03/01/26	56
8	7.50%, 01/01/11	8
321	8.00%, 01/01/09 - 12/01/30	346
59	8.50%, 01/01/10 - 03/01/27	63
214	9.00%, 02/01/31	237
83	9.50%, 07/01/28	93
18	10.00%, 02/01/24	21
	Federal National Mortgage Association, Other,
3,281	4.00%, 07/01/13 - 07/01/17	3,176
7,258	4.50%, 11/01/13 - 12/01/19	7,176
1,266	4.50%, 11/01/14	1,259
9,268	ARM, 5.00%, 01/01/14 - 05/01/14	9,319
1,875	5.50%, 07/01/09 - 06/01/16	1,902
433	6.00%, 03/01/18 - 07/01/19	444
1,223	6.50%, 08/01/08 - 08/01/19	1,273
247	7.00%, 12/01/13 - 08/01/21	262
88	7.50%, 08/15/09 - 06/01/16	94
116	8.00%, 07/01/14 - 11/01/15	126
	Government National Mortgage Association,
4	ARM, 5.00%, 03/20/16	4
20	ARM, 5.12%, 10/20/17 - 12/20/17	20
196	ARM, 5.13%, 11/20/15 - 11/20/25	197
119	ARM, 5.38%, 01/20/16 - 01/20/28	120
246	ARM, 5.63%, 08/20/16 - 09/20/22	247
128	ARM, 6.38%, 05/20/17 - 05/20/21	131
6	Government National Mortgage Association II, ARM, 5.38%, 03/20/27	6
57	Government National Mortgage Association II, 30 Year, Single Family, 8.00%, 09/20/26	62
	Government National Mortgage Association, 15 Year, Single Family,
52	6.00%, 04/15/14 - 11/20/14	54
47	6.50%, 07/15/08 - 07/15/09	47
4	7.00%, 01/15/09	4
11	8.00%, 09/15/09	12
	Government National Mortgage Association, 30 Year, Single Family,
36	7.50%, 09/20/28	39
19	8.00%, 10/20/27 - 12/20/27	21
135	8.50%, 03/20/25 - 04/20/25	148
50	9.00%, 09/15/09 - 10/15/26	52
775	9.50%, 07/15/20 - 12/15/25	861
76	12.00%, 11/15/19	85

	Total Mortgage Pass-Through Securities (Cost $276,794)	278,179

	Supranational — 0.0% (g)
544	International Bank for Reconstruction & Development, (STAT), Zero Coupon, 08/15/08 (Cost $539)	541

	U.S. Government Agency Securities — 12.4%
1,123	Federal Farm Credit Bank, 5.05%, 02/01/11	1,166
	Federal Home Loan Bank System,
2,980	3.13%, 03/08/13	2,864
500	3.31%, 01/23/09	501
1,800	3.33%, 06/10/08	1,800
2,080	4.00%, 02/15/11	2,102
1,850	4.50%, 06/09/10	1,897

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	U.S. Government Agency Securities — Continued
750	4.52%, 08/10/10	770
4,600	4.63%, 02/18/11 (c)	4,755
10,000	4.75%, 04/24/09	10,180
6,000	4.88%, 11/18/11	6,202
	Federal Home Loan Mortgage Corp.,
500	3.00%, 07/08/08	500
662	3.00%, 07/14/08	663
2,500	3.25%, 02/19/10	2,502
7,000	4.13%, 11/30/09 (c)	7,107
12,000	4.13%, 07/12/10 (c)	12,218
29,000	4.75%, 01/18/11 (c)	29,886
18,000	4.75%, 03/05/12 (c)	18,556
6,500	5.25%, 07/18/11	6,778
2,000	5.50%, 09/15/11	2,103
10,000	5.75%, 03/15/09 (c)	10,240
5,000	5.75%, 01/15/12 (c)	5,320
11,000	6.63%, 09/15/09	11,508
7,500	6.88%, 09/15/10 (c)	8,075
	Federal National Mortgage Association,
11,000	2.50%, 04/09/10	10,879
600	2.65%, 06/30/08	600
8,725	2.75%, 04/11/11 (c)	8,568
1,000	3.00%, 06/11/08	1,000
2,860	3.00%, 06/12/08	2,861
860	3.30%, 06/02/09	862
575	3.50%, 07/24/08	576
1,050	3.70%, 11/21/11	1,045
9,250	3.88%, 12/10/09 (c)	9,380
4,000	3.88%, 02/15/10 (c)	4,053
7,000	4.50%, 02/15/11 (c)	7,171
1,700	4.75%, 03/12/10	1,749
4,000	4.88%, 05/18/12	4,142
7,000	5.00%, 10/15/11	7,259
10,050	6.00%, 05/15/11	10,753
10,000	6.13%, 03/15/12	10,771
20,000	6.38%, 06/15/09 (c)	20,761
3,500	7.25%, 01/15/10	3,729

	Total U.S. Government Agency Securities (Cost $254,430)	253,852

	U.S. Treasury Obligations — 25.5%
18,700	U.S. Treasury Bonds, 2.13%, 04/30/10 (c)	18,532
	U.S. Treasury Inflation Indexed Bonds,
3,906	3.88%, 01/15/09 (c)	4,028
1,079	4.25%, 01/15/10 (c)	1,153
	U.S. Treasury Notes,
20,000	1.75%, 03/31/10 (c)	19,698
2,000	3.13%, 10/15/08 (c)	2,009
4,000	3.13%, 11/30/09 (c)	4,037
9,000	3.25%, 08/15/08	9,025
3,000	3.38%, 09/15/09 (c)	3,037
500	3.50%, 11/15/09 (c)	507
40,000	3.50%, 02/15/10	40,631
19,600	3.63%, 10/31/09 (c)	19,926
38,500	3.88%, 05/15/09	39,093
45,000	4.00%, 09/30/09 (c)	45,921
25,000	4.00%, 08/31/09	25,488
25,000	4.13%, 08/15/10 (c)	25,734
9,000	4.13%, 08/31/12 (c)	9,300
20,000	4.38%, 11/15/08	20,212
25,000	4.50%, 11/15/10 (c)	26,027
5,000	4.50%, 02/28/11 (c)	5,215
10,000	4.50%, 03/31/12 (c)	10,458
10,000	4.63%, 07/31/09 (c)	10,260
33,000	4.63%, 11/15/09	34,013
7,000	4.63%, 12/31/11	7,349
5,000	4.63%, 10/31/11	5,242
1,000	4.75%, 11/15/08	1,012
18,900	4.75%, 02/15/10 (c)	19,599
1,000	4.75%, 01/31/12	1,054
12,000	4.88%, 08/31/08 (c)	12,085
1,000	4.88%, 01/31/09 (c)	1,018
9,000	4.88%, 05/31/09 (c)	9,230
10,000	4.88%, 06/30/09 (c)	10,272
35,000	4.88%, 08/15/09 (c)	36,039
12,000	4.88%, 05/15/09 (c)	12,293
30,000	6.50%, 02/15/10	31,941

	Total U.S. Treasury Obligations (Cost $516,731)	521,438

	Total Long-Term Investments (Cost 1,923,218)	1,923,565

SHARES

Short-Term Investment — 4.5%

Investment Company — 4.5%
91,679	JPMorgan U.S. Government Money Market Fund, InstitutionalClass, 2.25%, 12/31/49 (b) (Cost $91,679)	91,679

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 16.7%

	Asset-Backed Security — 0.1%
1,941	GSAA Trust, Series 2006 - 3, Class A1, FRN, 2.47%, 06/25/08 (i)	1,941

	Certificates of Deposit — 1.3%
15,000	Bank of Ireland, Series YCD, 2.74%, 07/16/08	15,000
1,250	Calyon, New York, FRN, 2.15%, 03/15/10	1,250
9,991	Landesbank Baden Wuerttemberg, FRN, Series YCD, 3.39%, 06/23/08	9,991

		26,241

	Corporate Bond — 0.7%
15,009	Abbey National Treasury Services plc, 2.53%, 10/02/08	15,009

	Corporate Notes — 7.0%
14,992	American Express Centurion Bank, FRN, 2.91%, 09/17/08	14,992
6,000	BBVA Senior Finance S.A., (Spain), FRN, 2.95%, 03/12/10	6,000
3,800	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	3,800
3,000	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	3,000
6,000	General Electric Capital Corp., FRN, 2.15%, 03/12/10	5,875
11,000	Goldman Sachs Group, Inc., FRN, 2.51%, 02/13/09	11,000
8,500	Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	8,500
10,000	Metropolitan Life Global Funding I, 2.96%, 02/09/09 (e)	10,000
7,500	Metropolitan Life Global Funding I, FRN, 2.43%, 08/21/08	7,500
7,300	Monumental Global Funding III, FRN, 2.69%, 05/24/10	7,132
15,000	National Australia Bank Ltd. (Australia), 3.22%, 02/06/09	15,000
14,988	PACCAR Financial Corp., Series EXL, 3.02%, 09/02/08	14,988
2,000	Pricoa Global Funding I, FRN, 2.16%, 12/15/09	2,000
5,000	Pricoa Global Funding I, FRN, 2.39%, 08/27/08	5,000
5,000	Royal Bank of Scotland Group plc, (United Kingdom), 2.86%, 11/21/08 (e)	4,980
15,000	Svenska HandelsBanken AB, (Sweden), FRN, 2.94%, 02/06/09	15,000
10,000	Ulster Bank Ltd., FRN, 2.65%, 07/25/08 (i)	10,000

		144,767

	Repurchase Agreements — 7.6%
50,000	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $50,010, collateralized by U.S. Government Agency Mortgages	50,000
50,000	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $50,010, collateralized by U.S. Government Agency Mortgages	50,000
1,697	Credit Suisse (USA) LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $1,697, collateralized by U.S. Government Agency Mortgages	1,697
50,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $50,010, collateralized by U.S. Government Agency Mortgages	50,000
3,100	Morgan Stanley, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $3,100, collateralized by U.S. Government Agency Mortgages	3,100

		154,797

	Total Investments of Cash Collateral for Securities on Loan (Cost $343,068)	342,755

	Total Investments — 115.2% (Cost $2,357,965)	2,357,999

	Liabilities in Excess of Other Assets — (15.2)%	(311,326)

	NET ASSETS — 100.0%	$2,046,673

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,878
Aggregate gross unrealized depreciation	(13,844)

Net unrealized appreciation/depreciation	$34

Federal income tax cost of investments	$2,357,965

ABBREVIATIONS AND DEFINITIONS:

ABS	-	Asset-Based Security
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
GMAC	-	General Motors Acceptance Corp.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Short Duration Bond Fund

Level 1	$246,476	$—	$—	$—

Level 2	2,111,523	—	—	—

Level 3	—	—	—	—

Total	$2,357,999	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Short Term Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE($)

	Long-Term Investments — 95.1%
	Municipal Bonds — 95.1%
	Alabama — 1.8%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10 (m)	252
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.00%, 07/01/12	2,427
1,450	Rev., FSA, 5.00%, 07/01/13	1,514

		4,193

	Alaska — 0.8%
1,945	Alaska Energy Authority, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09 (m)	2,024

	Arizona — 1.7%
2,400	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., FRN, 2.62%, 06/05/08 (m)	2,244
1,365	City of Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,368
380	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10	391

		4,003

	California — 5.1%
3,400	City of Lodi, Electric Systems, Capital Appreciation, Series B, COP, MBIA, 01/15/09 (p)	1,367
2,145	Golden State Tobacco Securitization Corp., Asset- Backed, Senior, Series A-1, Rev., 4.50%, 06/01/17	1,887
1,000	Long Beach Bond Finance Authority, Series A, Rev., 5.00%, 11/15/09	1,012
1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,243
	State of California,
3,375	Series A, GO, MBIA, 5.25%, 07/01/13	3,702
2,750	Series B, GO, VAR, 5.00%, 03/01/10	2,856

		12,067

	Colorado — 3.1%
	Delta County, Memorial Hospital District Enterprise,
1,025	Rev., 4.10%, 09/01/08	1,026
1,155	Rev., 4.45%, 09/01/09	1,167
2,300	Denver City & County, Apartments, Series A2, Rev., VAR, AMT, 5.25%, 11/15/08	2,335
785	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	793
1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,580
400	El Paso County, Single Family Mortgage, Series A, Rev., 6.20%, 05/01/12	411

		7,312

	Connecticut — 6.3%
5	City of New Haven, Series C, GO, MBIA, 5.00%, 11/01/08 (p)	5
2,605	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., MBIA, 4.38%, 11/15/13	2,632
	State of Connecticut,
10,000	GO, 5.00%, 03/15/12	10,726
1,495	Series B, GO, 5.75%, 11/01/09 (p)	1,582

		14,945

	Delaware — 1.1%
2,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.25%, 07/01/12	2,711

	Florida — 7.9%
1,600	Broward County, Resource Recovery, Wheelabrator, Series A, Rev., 5.50%, 12/01/08	1,626
605	City of Atlantic Beach, Health Care, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	605
2,195	Collier County School Board, COP, FSA, 5.38%, 02/15/12 (p)	2,381
685	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09	682
2,150	Florida Housing Finance Corp., Heritage Villas, Series F, Rev., 4.00%, 10/01/10	2,163
3,500	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., FRN, 5.00%, 11/16/09	3,553
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.00%, 04/01/12	3,122
2,650	Palm Beach County School Board, Series B, COP, FRN, FGIC, 5.00%, 08/01/11	2,724
2,000	University Athletic Association, Inc., Athletic Program, Remarket, Rev., FRN, LOC: Suntrust Bank, 3.80%, 10/01/11	2,037

		18,893

	Georgia — 0.6%
	Monroe County Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBC, 6.70%, 01/01/09	929
500	Series A, Rev., MBIA-IBC, 6.75%, 01/01/10	533

		1,462

	Hawaii — 2.1%
2,000	Honolulu City & County, GO, MBIA-IBC, 5.45%, 09/11/08 (p)	2,018
2,750	State of Hawaii, Series CZ, GO, FSA, 5.00%, 07/01/12 (m) (p)	2,962

		4,980

	Illinois — 3.7%
1,300	Chicago Transit Authority, Federal Transit Administration Section 5309, Rev., Assured Guaranty, 5.00%, 06/01/14	1,415
1,000	City of Chicago, Second Lien, Rev., MBIA, 6.00%, 01/01/10 (p)	1,068
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., FRN, 4.45%, 11/01/14	1,832
2,750	Illinois Educational Facilities Authority, University of Chicago, Remarket, Series B, Rev., FRN, 4.05%, 07/01/09	2,796
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,742

		8,853

	Indiana — 1.6%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Remarket, Series A3, Rev., FRN, 5.00%, 07/01/11	1,809
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	647
1,305	Rev., FGIC, 5.00%, 01/15/10	1,358

		3,814

	Kansas — 1.9%
2,400	City of Olathe, Series 211, GO, 5.00%, 10/01/12	2,595
1,010	Saline County Unified School District No. 305, GO, FSA, 5.25%, 09/01/08	1,018
950	Sedgwick County Unified School District No. 259, GO, MBIA, 5.50%, 09/01/10	1,009

		4,622

	Louisiana — 0.7%
635	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series B, Rev., 5.00%, 05/15/10	653
	Parish of St. Mary, Solid Waste,
280	Rev., 5.40%, 03/01/09	284
295	Rev., 5.40%, 03/01/10	303
310	Rev., 5.40%, 03/01/11	319

		1,559

	Massachusetts — 3.5%
2,950	City of Quincy, Longs, Rev., FRN, FSA, 6.27%, 06/18/08	2,962
735	Commonwealth of Massachusetts, Series B, GO, 6.50%, 08/01/08 (p)	740
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan, Series A, Rev., AMT, FSA, 4.13%, 07/07/08	3,003
	New Bedford Housing Authority, Capital Funding Program,
620	Series A, Rev., 2.70%, 10/01/08	622
635	Series A, Rev., 3.00%, 10/01/09	641
375	Series A, Rev., 3.20%, 10/01/10	381

		8,349

	Michigan — 1.2%
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,242
1,470	Van Buren Township Local Development Authority, Tax Increment, GO, FGIC, 5.25%, 04/01/13 (p)	1,601

		2,843

	Minnesota — 1.0%
2,250	South Washington County Independent School District No. 833, Series A, GO, MBIA, 5.60%, 02/01/10	2,371

	Mississippi — 0.5%
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., 5.00%, 08/01/11	1,096

	Missouri — 1.3%
2,500	City of St. Louis, Lambert-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/09	2,573
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, 04/01/11	609

		3,182

	Nebraska — 0.4%
1,000	State of Nebraska, Information Systems Project, COP, 4.40%, 07/01/08	1,002

	Nevada — 1.0%
2,500	Clark County, Junior Sub Lien, Series B-1, Rev., AMT, 5.00%, 07/01/08	2,502

	New Hampshire — 1.7%
4,000	New Hampshire Business Finance Authority, Remarket, Series A, Rev., FRN, 3.50%, 02/01/09	4,028

	New Jersey — 4.2%
3,135	Monmouth County Improvement Authority, Government Lien, Rev., AMBAC, 5.00%, 12/01/12	3,373
700	New Jersey State Educational Facilities Authority, Stevens Institutional Technology, Series A, Rev., 5.00%, 07/01/13	715
370	State of New Jersey, Series N, GO, FGIC, 5.50%, 07/15/13	410
2,250	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.00%, 06/15/10	2,338
2,750	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.13%, 06/01/12 (p)	3,069

		9,905

	New York — 3.1%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., FSA, 5.00%, 05/01/12	2,211
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	3,195
2,000	Tobacco Settlement Financing Authority, Asset-Backed, Series A, Rev., 5.00%, 06/01/10	2,086

		7,492

	North Carolina — 4.1%
2,090	North Carolina Eastern Municipal Power Agency, Series A, Rev., Assured Guaranty, 5.00%, 01/01/13	2,227
3,000	North Carolina Housing Finance Agency, Series 27-A, Rev., VAR, AMT, 3.70%, 07/07/08	3,015
	North Carolina Medical Care Commission, First Mortgage, Deerfield,

1,000	Series A, Rev., 3.13%, 11/01/09	996
1,500	Series A, Rev., 3.38%, 11/01/10	1,495
1,850	North Carolina Municipal Power Agency, No. 1-Catawba Electric, Series A, Rev., 5.25%, 01/01/13	1,975

		9,708

	North Dakota — 0.2%
580	North Dakota State Housing Finance Agency, Home Mortgage Finance, Series B, Rev., 3.30%, 07/01/08	580

	Ohio — 4.8%
3,500	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Senior Service Turbo, Series A-2, Rev., 5.13%, 06/01/17	3,205
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	605
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.60%, 12/01/08	6,001
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
80	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	81
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	475
1,000	University of Cincinnati, Series T, Rev., 5.50%, 06/01/10	1,058

		11,425

	Oklahoma — 0.2%
425	Oklahoma State Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09	435

	Oregon — 1.7%
4,015	MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates, Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)	4,019

	Pennsylvania — 2.5%
500	City of Philadelphia, Gas Works, Fifth, Series A-1, Rev., FSA, 5.00%, 09/01/09	516
3,625	City of Philadelphia, Water & Wastewater, Series A, Rev., AMBAC, 5.00%, 08/01/13	3,879
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	400
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.13%, 05/01/13	982
145	Pennsylvania State Housing Finance Agency, Single Family Mortgage, Series 65A, Rev., AMT, 4.60%, 10/01/08	146

		5,923

	Puerto Rico — 0.8%
1,900	Children’s Trust Fund, Rev., 5.75%, 07/01/10 (p)	1,984

	Rhode Island — 1.7%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.25%, 07/07/08	4,023

	South Carolina — 0.9%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,210
1,000	Charleston County, Public Improvements, GO, 5.25%, 09/01/09 (p)	1,049

		2,259

	Tennessee — 1.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.00%, 10/01/13	2,776

	Texas — 13.2%
	Austin Independent School District, Capital Appreciation,
1,035	GO, FGIC, 08/01/10	972
1,205	GO, FGIC, 08/01/11	1,084
4,500	Camino Real Regional Mobility Authority, Rev., 5.00%, 08/15/12	4,746
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.25%, 02/15/11 (p)	2,788
5,275	City of Houston, Water & Sewer System, Junior Lien, Series B, Rev., FGIC, 5.25%, 12/01/10 (p)	5,582
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.00%, 02/01/12	2,974
3,400	Harris County Hospital District, Remarket, Series B, Rev., FRN, MBIA, 4.80%, 08/16/10	3,369
2,205	Houston Community College System, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11 (p)	2,369
2,385	Houston Community College System, Unrefunded Balance, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11	2,523
610	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	610
1,000	Lower Colorado River Authority, Rev., 5.00%, 05/15/11 (m)	1,052
	San Leanna Educational Facilities Corp., St. Edwards University Project,
285	Rev., 4.50%, 06/01/11	291
200	Rev., 4.50%, 06/01/12	203
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.00%, 02/15/13	1,586
1,500	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien, Series B, Rev., VAR, 2.21%, 06/03/08	1,455

		31,604

	Virginia — 4.0%
1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,008
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.25%, 11/01/08	3,048
5,100	Series A, Rev., 5.00%, 12/01/11	5,465

		9,521

	Washington — 0.4%
1,000	Energy Northwest, Wind Project, Rev., MBIA, 5.00%, 07/01/10	1,041

	Wisconsin — 3.1%
7,400	Badger TOB Asset Securitization Corp., Asset- Backed, Rev., 5.00%, 06/01/08	7,400

	Total Long-Term Investments (Cost $226,025)	226,906

SHARES

	Short-Term Investment — 5.2%
	Investment Company — 5.2%
12,270	JPMorgan Tax Free Money Market Fund, Institutional Class, 1.60%, 12/31/49 (Cost $12,270) (b)	12,270

	Total Investments — 100.3% (Cost $238,295)	239,176
	Liabilities in Excess of Other Assets — (0.3)%	(632)

	NET ASSETS — 100.0%	$238,544

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,829
Aggregate gross unrealized depreciation	(948)

Net unrealized appreciation/depreciation	$881

Federal income tax cost of investments	$238,295

ABBREVIATIONS AND DEFINITIONS:

ACA	-	Insured by American Capital Access
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
COLL	-	Collateral
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IBC	-	Insured Bond Certificates
IDA	-	Industrial Development Authority
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Insurance Association
RADIAN	-	Radian Asset Assurance
Rev.	-	Revenue Bond
SCSDE	-	South Carolina School District Enhancement
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Short Term Muni Bond
Level 1	$ 12,270	$ -	$ -	$ -
Level 2	226,906	-	-	-
Level 3	-	-	-	-
Total	$ 239,176	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 99.3%

	Municipal Bonds — 99.3%

	Alabama — 0.9%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/09 (m)	8,384

	Alaska — 1.2%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., FSA, 6.00%, 07/01/17 (m)	4,043
3,915	Rev., FSA, 6.00%, 07/01/19 (m)	4,568
2,000	City of Anchorage, Schools, Series B, GO, FGIC, 5.88%, 12/01/10 (m) (p)	2,162

		10,773

	Arizona — 0.5%
3,610	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14 (m) (p)	4,102

	California — 17.1%
2,500	California Educational Facilities Authority, Claremont McKenna College, Rev., 5.00%, 01/01/18	2,567
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	2,214
2,000	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	1,972
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,193
4,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	4,405
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 12/01/13	2,919
3,000	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	3,200
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 05/01/13	5,915
2,850	Series C, Rev., MBIA, 5.00%, 11/01/15	2,959
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., CA ST MTG, 5.25%, 11/15/13	4,082
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.00%, 04/01/10	363
430	Chino Valley Unified School District, Series A, COP. GO, FSA, 5.38%, 08/01/12	463
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.00%, 06/15/14	3,675
710	City of Riverside, Electric, Rev., FSA, 5.25%, 10/01/11 (p)	775
2,000	City of San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/14	2,177
7,000	East Bay Municipal Utility District, Sub Series A, Rev., MBIA, 5.00%, 06/01/15	7,153
3,260	East Bay Municipal Utility District, Sub Series B, Rev., AMBAC, 5.00%, 06/01/17	3,534
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/10	1,045
8,000	Golden State Tobacco Securitization Corp., Asset- Backed, Series A-1, Rev., 5.75%, 06/01/17	6,952
325	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.80%, 02/01/20	378
2,000	Long Beach Bond Finance Authority, Series A, Rev., 5.25%, 11/15/21	1,954
3,280	Los Angeles Harbor Department, Rev., 7.60%, 10/01/18 (p)	3,974

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	California — Continued
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, MBIA, 5.13%, 07/01/12 (p)	10,859
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.00%, 07/01/17	6,212
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.25%, 09/01/13	1,361
4,085	AMBAC, 5.25%, 09/01/13	4,395
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.25%, 02/01/13	1,899
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	54
6,650	San Bernardino City, Unified School District, Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,006
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.75%, 10/01/25	2,936
160	San Mateo County Transportation District, Series A, Rev., MBIA, 5.25%, 06/01/19	179
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	5,253
6,765	Saugus Union School District, Capital Appreciation, GO, FGIC, Zero Coupon, 08/01/22	3,287
	South Orange County Public, Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, FGIC, 5.25%, 08/15/14	5,093
3,880	Series A, FGIC, 5.25%, 08/15/14	4,127
	State of California,
20	GO, XLCA-ICR, 5.00%, 02/01/12 (p)	21
5,000	GO, 5.00%, 08/01/13	5,009
2,000	GO, MBIA, 5.00%, 06/01/14 (p)	2,206
3,000	GO, 5.25%, 02/01/13	3,168
5,500	State of California, Economic Recovery, Series A, GO, 5.00%, 07/01/11	5,732
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.00%, 02/01/12	5,119
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.00%, 09/01/15	4,692
2,060	University of California, Series G, Rev., FGIC, 5.00%, 05/15/13	2,124
6,710	University of California, Multiple Purpose Project, Series Q, Rev., FSA, 5.00%, 09/01/11 (p)	7,264

		152,865

	Colorado — 2.6%
3,750	Adams County, Capital Appreciation, Series 1985 A, Rev., Zero Coupon, 06/01/16 (m) (p)	2,736
5,000	Arapahoe County School District No. 6-Littleton, GO, FGIC, 5.25%, 12/01/12 (m) Denver City & County, Airport,	5,306
1,600	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,650
6,135	Series D, Rev., AMBAC- TCRS, 7.75%, 11/15/13	6,851
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	2,223
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	4,619

		23,385

	Connecticut — 0.2%
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut,
1,420	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,549

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Connecticut — Continued
80	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	87

		1,636

	Delaware — 0.7%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.90%, 01/01/18 (p)	6,020

	District of Columbia — 1.8%
3,965	District of Columbia, Series B, GO, MBIA, 6.00%, 06/01/19	4,611
	District of Columbia, George Washington University,
10,950	Series A, Rev., MBIA, 6.00%, 09/15/09	11,470

		16,081

	Florida — 2.6%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,314
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,546
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,642
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.25%, 07/01/25	2,678
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,255
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,788
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., MBIA, 6.25%, 10/01/12	756

		22,979

	Georgia — 7.3%
1,500	City of Fairburn, Combined Utilities, Rev., 5.75%, 10/01/10 (p)	1,627
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., MBIA, 5.50%, 08/15/26 (k)	11,049
	Forsyth County School District,
7,700	GO, 5.75%, 02/01/10 (p)	8,285
4,000	GO, 6.00%, 02/01/10 (p)	4,320
7,000	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/24	6,688
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/20	12,165
	Municipal Electric Authority of Georgia,
4,000	Series B, Rev., 6.20%, 01/01/10	4,217
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	4,958
2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,743
3,110	Savannah EDA, College of Art & Design Project, Rev., 6.60%, 10/01/09 (p)	3,345
5,500	State of Georgia, Series B, GO, 6.00%, 03/01/12	6,094

		65,491

	Illinois — 5.1%
1,750	Chicago Public Building, Commission Building, Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,202
5,000	Cook County, Series B, GO, MBIA, 5.00%, 11/15/17	5,442
1,480	Cook County Community High School District No. 219, GO, FGIC, 8.00%, 12/01/15 (p)	1,925
2,510	Cook County Community High School District No. 219, Unrefunded Balance, GO, FGIC, 8.00%, 12/01/15	3,236
3,955	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.50%, 08/01/11	4,174
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., FGIC, 5.50%, 12/15/09	7,244

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Illinois — Continued
	Regional Transportation Authority,
2,425	Rev., MBIA, 6.25%, 07/01/15	2,847
6,000	Rev., MBIA, 6.50%, 07/01/30	7,551
4,000	Series D, Rev., FGIC, 7.75%, 06/01/19	5,100
4,725	State of Illinois, Series P, Rev., 6.50%, 06/15/22	5,638

		45,359

	Indiana — 2.3%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, 6.25%, 07/05/16 (m)	1,757
30	City of Indianapolis, Gas Utilities, Rev., 7.00%, 06/01/08 (p)	30
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,247
	Indiana Transportation Finance Authority, Highway,
8,750	Series A, Rev., 6.80%, 12/01/16	10,046
885	Series A, Rev., 7.25%, 06/01/15	965
3,115	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.25%, 06/01/15	3,597
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, 6.00%, 07/07/08	1,184

		20,826

	Kansas — 0.7%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.25%, 09/01/15	3,227
	Sedgwick County Unified School District 266,
1,575	GO, MBIA, 5.00%, 09/01/14	1,723
1,025	GO, MBIA, 5.00%, 09/01/17	1,098

		6,048

	Kentucky — 0.5%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 11/15/09	4,231

	Louisiana — 2.7%
	City of Shreveport,
7,505	Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,730
	City of St. Bernard Parish, Sales & Use Tax,
2,535	Rev., FSA, 5.00%, 03/01/14	2,737
2,445	Rev., FSA, 5.00%, 03/01/14	2,623
2,760	Rev., FSA, 5.00%, 03/01/14	2,942
1,505	Rev., FSA, 5.00%, 03/01/14	1,596
2,885	Rev., FSA, 5.00%, 03/01/14	3,044
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.38%, 06/01/12	2,106
1,040	Series A, Rev., AMBAC, 5.38%, 06/01/12	1,092

		23,870

	Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Lien, Capital Improvement, Series A, GO, 5.50%, 03/01/15	3,117

	Massachusetts — 1.2%
290	City of Auburn, GO, AMBAC, 5.13%, 06/01/14 (m)	306
470	City of Pittsfield, GO, MBIA, 5.13%, 04/15/12	497
5,000	Commonwealth of Massachusetts, Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,554
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,334
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.50%, 05/01/14	2,340

		11,031

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Michigan — 3.2%
2,000	L’Anse Creuse, Public Schools, GO, FSA, Q-SBLF, 5.00%, 11/01/14	2,163
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,662
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., VAR, AMBAC, 4.85%, 09/01/11	15,640

		28,465

	Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, 5.90%, 07/07/08	536

	Mississippi — 1.0%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/12 (p)	8,997

	Missouri — 0.7%
1,105	City of Sikeston, Electric, Rev., MBIA, 6.00%, 06/01/16	1,263
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., 5.00%, 12/01/13	1,531
2,250	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,422
1,000	University of Missouri, Curators University, Series B, Rev., 5.00%, 11/01/13	1,075

		6,291

	Montana — 0.7%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.00%, 11/15/14	943
	Montana State Board of Regents, Higher Education, Montana State University,
1,215	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,263
2,500	Series I, Rev., AMBAC, 5.00%, 11/15/14	2,634
1,210	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,264

		6,104

	Nevada — 1.3%
5,000	Clark County School District, Series A, GO, MBIA, 7.00%, 06/01/11	5,596
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.00%, 07/01/11 (p)	6,393

		11,989

	New Jersey — 1.2%
4,200	Freehold Regional High School District, GO, FGIC, 5.60%, 03/01/10 (p)	4,438
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.75%, 06/15/15 (p)	1,153
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,609

		11,200

	New Mexico — 0.4%
3,030	Los Alamos County, Utilities, Series A, Rev., FSA, 5.00%, 07/01/13	3,260

	New York — 17.2%
3,600	Long Island Power Authority, Series E, Rev., FGIC, 5.00%, 12/01/16	3,840
	Metropolitan Transportation Authority,
3,000	Series A, Rev., 5.13%, 07/01/12	3,145
7,035	Series A, Rev., FSA, 5.50%, 11/15/20	8,056
	New York City,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,539
4,000	Series J, Sub Series J-1, GO, 5.00%, 06/01/16	4,170
5,000	New York City Municipal Water Finance Authority, Series DD, Rev., 4.50%, 06/15/18 (w)	4,817

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	New York — Continued
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.00%, 06/15/12	2,027
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/10	608
	New York City Transitional Finance Authority, Future Tax Secured,
17,000	Series C, Rev., 5.50%, 05/01/10 (p)	18,224
1,530	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/11	1,637
	New York City, Unrefunded Balance,
9,255	GO, 6.00%, 01/15/13	10,168
745	Series A, GO, 6.00%, 05/15/10	790
7,885	Series F, GO, 6.00%, 01/15/13 (p)	8,901
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.25%, 06/01/13	1,975
2,000	Series C, Rev., 5.25%, 06/01/13	2,078
	New York State Dormitory Authority, City University System, CONS,
3,000	Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,172
5,000	Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,366
3,020	New York State Dormitory Authority, State University Dorm Facilities, Series B, Rev., MBIA, 5.25%, 07/01/15	3,304
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.38%, 06/15/12	9,978
7,270	Series E, Rev., 5.38%, 06/15/12	7,841
7,135	Series E, Rev., 5.38%, 06/15/12	7,613
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.13%, 06/01/24	29,660
10	Rome City School District, GO, FGIC, 5.00%, 06/15/12	11
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,161
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,152
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A- 1, Rev., 5.50%, 06/01/13	3,174
835	Utica Industrial Development Agency, Munson-Williams, Unrefunded Balance, Series A, Rev., 5.38%, 07/15/09	870

		154,277

	North Carolina — 1.3%
	City of Charlotte,
6,600	GO, 5.50%, 06/01/10 (p)	7,136
4,400	Cumberland County, GO,
	5.70%, 03/01/10 (p)	4,743
30	North Carolina State Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.25%, 07/07/08	32

		11,911

	North Dakota — 1.1%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/07/08 (m)	4,419
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,590

		10,009

	Ohio — 2.2%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.25%, 12/01/14 (p)	1,673
715	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	669

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	Ohio — Continued
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.95%, 05/15/12	2,072
2,360	Hamilton County, Sales Tax, Sub Series B, Rev., AMBAC, 5.75%, 12/01/10 (p)	2,548
605	Hamilton County, Sales Tax, Unrefunded Balance, Sub Series B, Rev., AMBAC, 5.75%, 12/01/10	643
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	3,096
	RiverSouth, Authority Area Redevelopment,
2,080	Series A, Rev., 5.25%, 06/01/14	2,204
1,255	Series A, Rev., 5.25%, 06/01/14	1,323
1,000	Series A, Rev., 5.25%, 06/01/14	1,049
1,025	Series A, Rev., 5.25%, 06/01/14	1,071
	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund,
970	Series A, Rev., 6.00%, 05/15/11 (p)	1,005
1,650	Series C, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.38%, 11/15/13	1,651
735	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	730

		19,734

	Oklahoma — 0.0% (g)
255	Oklahoma State Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09	261

	Oregon — 0.6%
5,000	Washington County, Unified Sewerage Agency, Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,323

	Pennsylvania — 1.3%
2,025	Altoona City Authority, Rev., FSA, 5.25%, 11/01/19 (m)	2,275
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.63%, 01/01/10	2,478
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/12	6,950

		11,703

	Puerto Rico — 2.8%
5,655	Commonwealth of Puerto Rico, GO, MBIA, 6.00%, 07/01/16	6,343
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.50%, 07/01/15	10,853
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., 6.00%, 07/01/10 (p)	5,404
1,630	Puerto Rico Public Buildings Authority, Government Facilities, Series A, Rev., AMBAC, Commonwealth GTD, 6.25%, 07/01/11	1,759
7,500	Puerto Rico Sales Tax Financing Corp., Capital Appreciation, Series A, Rev., AMBAC, Zero Coupon, 08/01/54	534

		24,893

	South Carolina — 4.2%
290	Berkeley County, Water & Sewer, Unrefunded Balance, Rev., MBIA, 5.25%, 06/01/13 (m)	305
9,380	City of Spartanburg, Series A, Rev., FSA, 4.38%, 06/01/17	9,023
4,100	Georgetown County School District, GO, SCSDE, 5.75%, 03/01/11 (p)	4,436
3,660	Greenwood Metropolitan District, Rev., FSA, 4.25%, 10/01/18	3,376
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20 (p)	4,907
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	5,489

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	South Carolina — Continued
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.88%, 08/01/13 (p)	10,486

		38,022

	South Dakota — 0.9%
	Heartland Consumers Power District, Electric,
2,500	Rev., FSA, 6.00%, 01/01/17	2,825
2,941	Rev., 6.38%, 01/01/16 (p)	3,302
1,425	Rev., 7.00%, 01/01/16 (p)	1,609

		7,736

	Tennessee — 0.7%
	Knox County Health Educational & Housing Facilities Board, Fort Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,396
1,300	Rev., MBIA, 7.25%, 01/01/10	1,383
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,198

		5,977

	Texas — 6.0%
	Canyon Regional Water Authority, Wells Ranch Project,
4,435	Rev., AMBAC, 5.13%, 08/01/17	4,591
7,540	Rev., AMBAC, 5.13%, 08/01/17	7,719
445	City of Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/14 (m)	478
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.25%, 09/01/14 (p)	6,610
4,250	City of San Antonio, Electric & Gas, Series 2000, Rev., 5.00%, 02/01/17 (p)	4,604
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/11	3,018
5,645	Dickinson Independent School District, Schoolhouse, GO, PSF- GTD, 4.75%, 02/15/18	5,637
2,250	Frisco Independent School District, GO, PSF-GTD, 5.13%, 08/15/12	2,294
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.50%, 10/01/19 (p)	1,675
5,000	Lower Colorado River Authority, Rev., 5.75%, 05/15/15 (w)	5,260
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.00%, 01/01/15	1,619
1,650	AMBAC, 5.00%, 01/01/15	1,694
2,500	North Texas Tollway Authority, Rev., MBIA-IBC, 5.75%, 01/01/18	2,647
1,000	Port Arthur Independent School District, GO, Assured Guaranty, 4.75%, 02/15/18	989
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.25%, 08/01/16	5,050

		53,885

	Utah — 0.4%
3,000	City of Ogden, Sewer System, Rev., FSA, 5.00%, 06/15/18 (w)	3,084
125	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev., FHA, VA MTGS, 6.25%, 07/07/08	126

		3,210

	Virginia — 0.4%
	City of Lynchburg Public Improvement,
1,105	GO, 5.00%, 06/01/14	1,197
1,035	GO, 5.00%, 06/01/14	1,122
1,205	GO, 5.00%, 06/01/14	1,290

		3,609

	Washington — 3.4%
5,000	City of Seattle, Municipal Light & Power, Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,304

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued

	Washington — Continued
7,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	7,251
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/12	5,367
15	Energy Northwest, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/09	15
100	Energy Northwest, Washington Street Public Power Supply, Series B, Rev., 7.25%, 07/01/09 (p)	103
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.00%, 08/15/18	6,525
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/22	6,066

		30,631

	Wisconsin — 0.5%
	Wisconsin Health & Educational Facilities Authority, Froedert & Community,
3,820	Rev., 5.63%, 10/01/11 (p)	4,197
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
250	Rev., 5.63%, 10/01/11	271
120	Rev., 5.63%, 10/01/11	130

		4,598

	Total Long-Term Investments (Cost $845,175)	888,819

SHARES	SECURITY DESCRIPTION (t)	VALUE ($)

	Short-Term Investment — 0.2%

	Investment Company — 0.2%
1,988	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $1,988)	1,988

	Total Investments — 99.5% (Cost $847,163)	890,807

	Other Assets in Excess of Liabilities — 0.5%	4,094

	NET ASSETS — 100.0%	$894,901

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Short Futures Outstanding
(198)	U.S. Treasury Bond	September, 2008	$(22,473)	$295

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,336
Aggregate gross unrealized depreciation	(3,692)

Net unrealized appreciation/depreciation	$43,644

Federal income tax cost of investments	$847,163

ABBREVIATIONS AND DEFINITIONS:

AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
CA MTG INS	-	California Mortgage Insurance
CA ST MTG	-	California State Mortgage
CONS	-	Consolidated Bonds
COP	-	Certificate of Participation
CR	-	Custodial Receipts
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTD	-	Guaranteed
IBC	-	Insured Bond Certificates
ICR	-	Insured Custodial Receipts
IDA	-	Industrial Development Authority
INS	-	Insured
LOC	-	Letter of Credit
MBIA	-	Municipal Bond Insurance Association
MTGS	-	Mortgages
PSF	-	Public School Fund
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
Rev.	-	Revenue Bond
SCSDE	-	South Carolina School District Enhancement
TCRS	-	Transferable Custodial Receipts
VA	-	Veterans Administration
VAR	-	Variable Rate Note. The interest rate shown is the rate as of May 31, 2008.
XLCA	-	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMorgan Tax Free Bond Fund

Level 1	$1,988	$295	$—

Level 2	888,819	—	—

Level 3	—	—	—

Total	$890,807	$295	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 73.9%
		U.S. Government Agency Securities — 11.2%
		Federal Farm Credit Bank,
20,000		4.50%, 10/17/12 (c)	20,457
40,000		5.38%, 07/18/11	41,733
360		6.20%, 11/30/09	377
500		6.27%, 01/26/16	557
1,720		6.82%, 03/16/09	1,776
855		6.90%, 09/01/10	918
		Federal Home Loan Bank System,
250		5.49%, 12/22/08	254
8,000		5.61%, 02/11/09	8,163
5,000		5.75%, 05/15/12 (c)	5,349
675		6.20%, 06/02/09	698
1,000		6.50%, 11/13/09	1,048
100		7.03%, 07/14/09	105
690		7.38%, 02/12/10	738
1,406		New Valley Generation I, 7.30%, 03/15/19	1,610
3,953		New Valley Generation II, Series 2001, 5.57%, 05/01/20	4,131

		Total U.S. Government Agency Securities (Cost $87,891)	87,914

		U.S. Treasury Obligations — 62.7%
		U.S. Treasury Notes,
3,000		2.88%, 01/31/13 (c)	2,935
6,000		3.38%, 11/30/12 (c)	6,008
13,000		3.50%, 02/15/10 (c)	13,205
95,000		3.63%, 05/15/13 (c)	95,980
28,000		3.88%, 09/15/10 (c)	28,713
40,000		3.88%, 10/31/12 (c)	40,925
70,000		4.00%, 08/31/09	71,367
5,500		4.00%, 04/15/10 (c)	5,640
25,000		4.25%, 08/15/14 (c)	25,910
40,000		4.63%, 08/31/11	41,881
6,000		4.63%, 10/31/11	6,291
17,000		4.63%, 07/31/12 (c)	17,892
4,000		4.75%, 02/15/10 (c)	4,147
14,000		4.75%, 03/31/11 (c)	14,710
4,000		4.75%, 01/31/12	4,217
3,000		4.75%, 05/15/14 (c)	3,197
108,000		5.00%, 07/31/08	108,532

		Total U.S. Treasury Obligations (Cost $491,341)	491,550

		Total Long-Term Investments (Cost $579,232)	579,464

		Short-Term Investments — 25.5%

		Investment Companies — 25.5%
—	(h)	JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (b)	$—	(h)
200,164		JPMorgan Federal Money Market Fund, Institutional Class (b)	200,164

		Total Short-Term Investments (Cost $200,164)	200,164

	Investments of Cash Collateral for Securities on Loan — 24.6%

	Repurchase Agreements — 24.6%
42,000	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $42,008, collateralized by U.S. Government Agency Mortgages	42,000
41,502	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $41,510, collateralized by U.S. Government Agency Mortgages	41,502
21,000	Citigroup Global Markets, Inc., 2.39%, dated 05/30/08, due 06/02/08, repurchase price $21,004, collateralized by U.S. Government Agency Mortgages	21,000
42,000	Credit Suisse (USA) LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $42,008, collateralized by U.S. Government Agency Mortgages	42,000
42,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $42,008, collateralized by U.S. Government Agency Mortgages	42,000
4,600	Morgan Stanley, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $4,601, collateralized by U.S. Government Agency Mortgages	4,600
	Total Investments of Cash Collateral for Securities on Loan (Cost $193,102)	193,102

	Total Investments — 124.0% (Cost $972,498 )	972,730

	Liabilities in Excess of Other Assets — (24.0)%	(188,837)

	NET ASSETS — 100.0%	$783,893

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,315
Aggregate gross unrealized depreciation	(3,083)

Net unrealized appreciation/depreciation	232

Federal income tax cost of investments	$972,498

ABBREVIATIONS AND DEFINITIONS :

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPM Treasury and Agency
Level 1	$ 393,266	$ -
Level 2	579,464	-
Level 3	-	-
Total	$ 972,730	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Repurchase Agreements — 28.8%
2,333	Banc of America Securities LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $2,334, collateralized by U.S. Government Agency Mortgages with a value of $2,380	2,333
2,758,526	Barclays Capital, Inc., 2.33%, dated 05/30/08, due 06/02/08, repurchase price $2,759,062, collateralized by U.S. Government Agency Mortgages with a value of $2,813,697	2,758,526
6,786,468	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $6,787,797, collateralized by U.S. Government Agency Mortgages with a value of $6,922,197	6,786,468
250,000	Merrill Lynch & Co., Inc., 2.36%, dated 05/30/08, due 06/02/08, repurchase price $250,049, collateralized by U.S. Government Agency Mortgages with a value of $255,004	250,000
1,000,000	UBS Warburg LLC, 2.32%, dated 05/30/08, due 06/02/08, repurchase price $1,000,193, collateralized by U.S. Government Agency Mortgages with a value of $1,020,000	1,000,000

	Total Repurchase Agreements (Cost $10,797,327 )	10,797,327

	U.S. Government Agency Securities — 71.2%
	Federal Farm Credit Bank — 1.1%
150,000	FRN, 2.03%, 06/01/08	149,985
250,000	FRN, 2.09%, 06/26/08	249,974

		399,959

	Federal Home Loan Bank — 10.5%
178,350	DN, 1.90%, 06/02/08 (n)	178,340
400,000	DN, 1.98%, 06/04/08 (n)	399,934
500,000	DN, 2.01%, 06/06/08 (n)	499,861
234,025	DN, 2.02%, 09/05/08 (n)	232,771
250,000	DN, 2.07%, 07/30/08 (n)	249,158
930,000	DN, 2.11%, 06/13/08 (n)	929,346
722,000	DN, 2.11%, 06/20/08 (n)	721,199
300,000	DN, 2.13%, 07/02/08 (n)	299,452
250,000	DN, 2.26%, 06/11/08 (n)	249,844
205,000	DN, 2.39%, 02/18/09 (n)	201,494

		3,961,399

	Federal Home Loan Bank System — 48.5%
178,000	2.20%, 10/15/08	177,934
100,000	2.20%, 10/24/08	99,962
335,000	2.26%, 10/10/08	334,967
465,250	2.26%, 10/17/08	465,181
100,000	2.28%, 01/13/09	99,976
250,000	2.29%, 03/24/09	250,000
225,000	2.35%, 04/21/09	225,000
215,500	2.38%, 05/14/09	215,110
241,850	2.38%, 05/27/09	241,349
300,000	2.43%, 09/17/08	300,113
391,000	2.45%, 05/04/09	391,041
171,525	2.45%, 05/07/09	171,525
93,000	2.50%, 05/07/09	93,000
186,000	2.51%, 04/24/09	186,000
150,000	2.60%, 06/17/09	149,997
300,000	2.63%, 02/27/09	300,000
475,000	2.65%, 02/27/09	475,000
154,800	2.90%, 02/27/09	154,800
24,785	4.50%, 09/26/08	24,959
200,000	4.89%, 08/20/08	201,156
290,000	5.00%, 07/09/08	290,100
280,000	5.00%, 07/16/08	280,116
900,000	FRN, 2.02%, 08/20/08	900,000
500,000	FRN, 2.04%, 06/06/08	500,000
850,000	FRN, 2.06%, 08/22/08	850,000
500,000	FRN, 2.07%, 06/10/08	500,000
270,000	FRN, 2.07%, 08/27/08	270,000
850,000	FRN, 2.09%, 08/07/08	849,802
600,000	FRN, 2.13%, 08/22/08	600,000
300,000	FRN, 2.14%, 08/20/08	300,000
375,000	FRN, 2.32%, 06/27/08	374,908
130,000	FRN, 2.33%, 06/22/08	130,000
350,000	FRN, 2.42%, 06/20/08	349,913
835,000	FRN, 2.43%, 06/19/08	834,873
500,000	FRN, 2.48%, 06/13/08	500,000
525,000	FRN, 2.51%, 07/12/08	525,000
1,078,600	FRN, 2.56%, 07/05/08	1,078,449
500,000	FRN, 2.60%, 08/18/08	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	U.S. Government Agency Securities — Continued
850,000	FRN, 2.62%, 06/06/08	849,900
1,785,000	FRN, 2.64%, 08/05/08	1,785,091
229,500	FRN, 2.65%, 06/17/08	229,468
225,000	FRN, 2.76%, 06/08/08	225,000
465,000	FRN, 2.78%, 06/05/08	465,000
490,000	FRN, 2.85%, 09/01/08	490,000

		18,234,690

	Federal Home Loan Mortgage Corp. — 2.7%
50,000	2.30%, 06/18/08	50,000
100,000	2.63%, 06/05/09	100,043
500,000	DN, 2.01, 08/29/08 (n)	497,528
370,000	FRN, 2.47%, 06/18/08	370,000

		1,017,571

	Federal National Mortgage Association — 8.4%
102,532	3.88%, 07/15/08	102,480
25,000	5.00%, 09/15/08	25,194
85,000	5.13%, 09/02/08	85,529
100,000	DN, 2.11, 11/24/08 (n)	98,978
100,000	DN, 2.11, 12/01/08 (n)	98,938
100,000	DN, 2.13, 12/31/08 (n)	98,757
400,000	DN, 2.24, 12/22/08 (n)	394,991
100,000	DN, 2.61, 07/23/08 (n)	99,627
366,250	DN, 4.18, 06/26/08 (n)	365,210
75,000	DN, 5.31, 06/12/08 (n)	74,884
735,000	FRN, 2.25%, 06/02/08	735,000
963,000	FRN, 2.75%, 07/25/08	962,684

		3,142,272

	Total U.S. Government Agency Securities (Cost $26,755,891)	26,755,891

	Total Investments — 100.0% (Cost $37,553,218) *	37,553,218

	Other Assets in Excess of Liabilities — 0.0% (g)	1,731

	NET ASSETS — 100.0%	$37,554,949

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

DN	Discount Notes
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(g)	Amount rounds to less than 0.1%
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
U.S. Government Money Market Fund

Level 1	$10,797,327	$—

Level 2	26,755,891	—

Level 3	—	—

Total	$37,553,218	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Repurchase Agreements — 79.6%
350,000	Banc of America Securities LLC, 2.07%, dated 05/30/08, due 06/02/08, repurchase price $350,060, collateralized by U.S. Treasury Securities with a value of $357,000	350,000
900,000	Banc of America Securities LLC, 2.10%, dated 05/30/08, due 06/02/08, repurchase price $900,158, collateralized by U.S. Treasury Securities with a value of $867,000	900,000
2,500,000	Barclays Capital, Inc., 2.17%, dated 05/30/08, due 06/02/08, repurchase price $2,500,451, collateralized by U.S. Treasury Securities with a value of $2,550,000 (m)	2,500,000
500,000	Credit Suisse First Boston LLC, 1.95%, dated 05/30/08, due 06/03/08, repurchase price $500,081, collateralized by U.S. Treasury Securities with a value of $510,005	500,000
2,500,000	Deutsche Bank AG, 2.25%, dated 05/30/08, due 06/02/08, repurchase price $2,500,469, collateralized by U.S. Treasury Securities with a value of $2,550,000	2,500,000
30,258	Deutsche Bank AG, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $30,264, collateralized by U.S. Treasury Securities with a value of $30,863	30,258
700,000	Greenwich Capital Markets, Inc., 2.24%, dated 05/30/08, due 06/02/08, repurchase price $700,131, collateralized by U.S. Treasury Securities with a value of $714,001	700,000
2,000,000	HSBC Securities (USA), Inc., 2.21%, dated 05/30/08, due 06/02/08, repurchase price $2,000,368, collateralized by U.S. Treasury Securities with a value of $2,040,001	2,000,000
550,000	Lehman Brothers, Inc., 1.25%, dated 05/30/08, due 06/02/08, repurchase price $550,057, collateralized by U.S. Treasury Securities with a value of $561,004	550,000
900,000	UBS Warburg LLC, 2.20%, dated 05/30/08, due 06/02/08, repurchase price $900,165, collateralized by U.S. Treasury Securities with a value of $918,001	900,000

	Total Repurchase Agreements (Cost $10,930,258)	10,930,258

	U.S. Treasury Obligations — 20.5%
	U.S. Treasury Bills — 15.1%
25,000	1.30%, 06/26/08 (n)	24,978
1,050,000	1.82%, 06/05/08 (n)	1,049,788
1,000,000	1.87%, 06/12/08 (n)	999,428

		2,074,194

	U.S. Treasury Notes — 5.4%
350,000	4.88%, 10/31/08	354,941
384,000	5.00%, 07/31/08	385,674

		740,615

	Total U.S. Treasury Obligations (Cost $2,814,809)	2,814,809

	Total Investments — 100.1% (Cost $13,745,067) *	13,745,067

	Liabilities in Excess of Other Assets — (0.1)%	(11,562)

	NET ASSETS — 100.0%	$13,733,505

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
U.S. Treasury Money Market Fund

Level 1	$10,930,258	$—

Level 2	2,814,809	—

Level 3	—	—

Total	$13,745,067	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 92.5%

	Asset-Backed Securities — 11.3%
5,706	Accredited Mortgage Loan Trust, Series 2003 - 3, Class A1, SUB, 4.46%, 01/25/34	4,353
2,557	ACE Securities Corp., Series 2001 - HE1, Class M1, FRN, 3.98%, 11/20/31	2,538
79	American Residential Home Equity Loan Trust, Series 1998 - 1, Class M1, FRN, 3.07%, 05/25/29	79
5,350	Ameriquest Mortgage Securities, Inc., Series 2003 - 7, Class M1, FRN, 3.24%, 08/25/33	4,151
	Amortizing Residential Collateral Trust,
127	Series 2002 - BC4, Class A, FRN, 2.68%, 07/25/32	99
3,994	Series 2002 - BC6, Class M1, FRN, 3.14%, 08/25/32 (i)	3,054
8,301	Series 2002 - BC9, Class M1, FRN, 4.04%, 12/25/32	7,056
	Amresco Residential Securities Mortgage Loan Trust,
109	Series 1997 - 1, Class M1A, FRN, 2.90%, 03/25/27	108
714	Series 1997 - 2, Class M1A, FRN, 2.95%, 06/25/27	627
3,098	Series 1998 - 1, Class M1A, FRN, 3.04%, 01/25/28 (i)	2,966
2,995	Series 1998 - 3, Class M1A, FRN, 3.02%, 09/25/28 (i)	2,421
5,000	Asset Backed Securities Corp. Home Equity, Series 2003 - HE7, Class M2, FRN, 4.26%, 12/15/33 (i)	4,299
	Bear Stearns Asset Backed Securities Trust,
6,886	Series 2003 - SD1, Class A, FRN, 2.84%, 12/25/33 (y)	5,183
90	Series 2005 - 1, Class A, FRN, 2.74%, 03/25/35 (y)	71
9,348	Series 2005 - CL1, Class M1, FRN, 3.02%, 09/25/34 (y)	5,309
4,000	Series 2005 - HE1, Class M2, FRN, 3.22%, 01/25/35 (i) (y)	3,183
909	Centex Home Equity, Series 2002 - A, Class MV1, FRN, 3.24%, 01/25/32 (i)	696
	Countrywide Asset-Backed Certificates,
386	Series 2002 - 1, Class A, FRN, 2.95%, 08/25/32	342
2,974	Series 2002 - 3, Class M1, FRN, 3.52%, 03/25/32	2,486
385	Series 2002 - BC1, Class A, FRN, 3.05%, 04/25/32	301
479	Series 2002 - BC2, Class A, FRN, 2.93%, 04/25/32	470
85	Series 2003 - BC2, Class 2A1, FRN, 2.99%, 06/25/33	73
5,030	Series 2003 - BC5, Class M1, FRN, 3.44%, 09/25/33	3,347
1,069	Series 2004 - 2, Class M4, FRN, 3.39%, 03/25/34 (i)	791
1,881	Series 2004 - S1, Class M2, SUB, 5.08%, 02/25/35 (i)	1,141
	Countrywide Home Equity Loan Trust,
5,089	Series 2004 - A, Class A, FRN, 2.73%, 04/15/30 (i)	2,623
2,854	Series 2005 - E, Class 2A, FRN, 2.73%, 11/15/35 (i)	2,173
12,044	Series 2005 - M, Class A1, FRN, 2.75%, 02/15/36 (i)	8,915
7,000	Series 2006 - A, Class M2, FRN, 2.93%, 04/15/32 (i)	350
2,651	Credit-Based Asset Servicing and Securitization LLC, Series 2004 - CB2, Class M1, FRN, 2.91%, 07/25/33	2,246
	First Franklin Mortgage Loan Asset Backed Certificates,
599	Series 2002 - FF1, Class M1, FRN, 3.44%, 04/25/32	379
2,320	Series 2002 - FF4, Class M1, FRN, 3.97%, 02/25/33 (i)	1,342
1,500	Series 2003 - FFH1, Class M2, FRN, 5.02%, 09/25/33 (i)	894
3,800	Series 2004 - FF8, Class M4, FRN, 3.46%, 10/25/34 (i)	2,614
5,000	Fleet Commercial Loan Master LLC, Series 2003 - 1A, Class A2, FRN, 3.07%, 11/16/10 (e)	4,925
5,000	Fremont Home Loan Trust, Series 2005 - C, Class M2, FRN, 2.88%, 07/25/35 (i)	3,979
1,366	Greenpoint Mortgage Funding Trust, Series 2005 - HE3, Class A, FRN, 2.69%, 09/15/30 (i)	1,189
19,053	GSAMP Trust, Series 2006 - S6, Class A3, FRN, 2.62%, 10/25/36 (f) (i)	2,477

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Asset-Backed Securities— Continued
6,102	GSR Mortgage Loan Trust, Series 2005 - HEL1, Class M3, FRN, 3.16%, 11/25/30 (i)	–	(h)
863	Irwin Home Equity Corp, Series 2004 - 1, Class 1A1, FRN, 2.71%, 12/25/24 (i)	623
301	Lehman Home Equity Loan Trust, Series 1998 - 1, Class A1, 7.00%, 05/25/28	298
	Long Beach Mortgage Loan Trust,
1,884	Series 2004 - 6, Class M2, FRN, 3.54%, 11/25/34 (f) (i)	961
5,000	Series 2006 - 6, Class M2, FRN, 2.69%, 07/25/36 (i)	329
	Morgan Stanley ABS Capital I,
5,188	Series 2003 - NC6, Class M1, FRN, 3.59%, 06/25/33 (i)	4,401
7,500	Series 2005 - WMC4, Class M5, FRN, 3.04%, 04/25/35 (i)	3,512
563	New Century Home Equity Loan Trust, Series 2003 - 5, Class AII, FRN, 2.79%, 11/25/33	471
3,109	Option One Mortgage Loan Trust, Series 2002 - 4, Class M1, FRN, 3.29%, 07/25/32	2,845
953	Residential Asset Mortgage Products, Inc., Series 2003 - RS2, Class AII, FRN, 3.07%, 03/25/33 (i)	680
	Residential Asset Securities Corp.,
1,249	Series 2003 - KS4, Class MI2, SUB, 5.01%, 06/25/33 (i)	803
2,513	Series 2005 - EMX4, Class A2, FRN, 2.65%, 11/25/35	1,927
	Residential Funding Mortgage Securities II, Inc.,
2,470	Series 2001 - HI2, Class AI7, SUB, 6.94%, 04/25/26	2,084
2,070	Series 2001 - HI4, Class A7, SUB, 6.74%, 10/25/26 (f)	1,573
646	Series 2003 - HS1, Class AII, FRN, 2.68%, 12/25/32 (i)	474
234	Structured Asset Investment Loan Trust, Series 2003 - BC2, Class A3, FRN, 3.09%, 04/25/33	205
349	Structured Asset Securities Corp., Series 2002 - HF1, Class A, FRN, 2.68%, 01/25/33	292
691	Wachovia Asset Securitization, Inc., Series 2002 - HE1, Class A, FRN, 2.76%, 09/27/32 (f)	525

	Total Asset-Backed Securities (Cost $181,130)	111,253

	Collateralized Mortgage Obligations — 60.5%
	Agency CMO — 28.2%
2,515	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 6.52%, 10/25/22	369
	Federal Home Loan Mortgage Corp. REMICS,
80	Series 1071, Class F, FRN, 3.51%, 04/15/21	80
86	Series 1343, Class LA, 8.00%, 08/15/22	93
74	Series 1370, Class JA, FRN, 3.71%, 09/15/22	74
70	Series 1379, Class W, FRN, 3.36%, 10/15/22	69
13	Series 1508, Class KA, FRN, 3.88%, 05/15/23	13
18	Series 1575, Class F, FRN, 3.56%, 08/15/08	18
72	Series 1604, Class MB, IF, 9.17%, 11/15/08	73
96	Series 1607, Class SA, IF, 13.08%, 10/15/13	107
194	Series 1625, Class SC, IF, 9.41%, 12/15/08	196
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,739
1,196	Series 1689, Class M, PO, 03/15/24	990
502	Series 1771, Class PK, 8.00%, 02/15/25	543
920	Series 1974, Class ZA, 7.00%, 07/15/27	969
161	Series 1981, Class Z, IO, 6.00%, 05/15/27	166
18	Series 2006, Class I, IO, 8.00%, 10/15/12	2
673	Series 2033, Class PR, PO, 03/15/24	544
721	Series 2057, Class PE, 6.75%, 05/15/28	751
6,463	Series 2162, Class TH, 6.00%, 06/15/29	6,686
95	Series 2261, Class ZY, 7.50%, 10/15/30	98
72	Series 2289, Class NA, VAR, 11.96%, 05/15/20	80
375	Series 2338, Class FN, FRN, 3.01%, 08/15/28	372
589	Series 2345, Class PQ, 6.50%, 08/15/16	617
644	Series 2416, Class SA, IF, 10.75%, 02/15/32	648
424	Series 2416, Class SH, IF, 11.01%, 02/17/32	436
192	Series 2477, Class FZ, FRN, 3.06%, 06/15/31	192

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 28.2%— Continued
659	Series 2517, Class FE, FRN, 3.01%, 10/15/09	656
18,120	Series 2594, Class OF, FRN, 2.96%, 06/15/32 (m)	17,907
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	728
10,957	Series 2649, Class FK, FRN, 3.06%, 07/15/33	10,287
4,492	Series 2661, Class FG, FRN, 2.96%, 03/15/17	4,450
3,542	Series 2666, Class OI, IO, 5.50%, 12/15/18	127
15,155	Series 2750, Class FG, FRN, 2.91%, 02/15/34	14,956
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,170
3,785	Series 2927, Class GA, 5.50%, 10/15/34	3,847
5,000	Series 2929, Class PC, 5.00%, 01/15/28	5,062
6,000	Series 2941, Class BY, 5.00%, 12/15/34	5,815
3,791	Series 3085, Class VS, IF, 18.66%, 12/15/35	4,429
5,000	Series 3114, Class KB, 5.00%, 09/15/27	5,041
8,969	Series 3300, Class FA, FRN, 2.81%, 08/15/35	8,765
9,244	Series 3319, Class FP, FRN, 2.91%, 10/15/36	9,078
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,462	Series T - 54, Class 2A, 6.50%, 02/25/43	1,503
3,524	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	3,583
206	Series T-51, 1A-POClass, PO, 09/25/42	168
2,918	Series T-54, Class 4A, FRN, 5.99%, 02/25/43	2,896
	Federal National Mortgage Association Grantor Trust,
1,657	Series 2001 - T8, Class A1, 7.50%, 07/25/41	1,755
3,846	Series 2002 - T6, Class A4, FRN, 6.04%, 03/25/41	3,826
2,541	Series 2004 - T1, Class 1A2, 6.50%, 01/25/44	2,656
	Federal National Mortgage Association Interest STRIPS,
7,098	Series 343, Class 23, IO, 4.00%, 10/01/18	901
10,953	Series 343, Class 27, IO, 4.50%, 01/01/19	1,547
	Federal National Mortgage Association REMICS,

96	Series 1988 - 15, Class B, FRN,
	2.96%, 06/25/18	96
8	Series 1989 - 77, Class J, 8.75%,
	11/25/19	9
3	Series 1989 - 89, Class H, 9.00%,
	11/25/19	3
250	Series 1990 - 64, Class Z, 10.00%,
	06/25/20	276
588	Series 1990 - 145, Class A, FRN,
	5.31%, 12/25/20 (m)	586
284	Series 1991 - 142, Class PL,
	8.00%, 10/25/21	308
388	Series 1991 - 156, Class F, FRN,
	3.71%, 11/25/21	385
1	Series 1992 - 91, Class SQ, IF,
	HB, 7,105.20%, 05/25/22	128
849	Series 1992 - 112, Class GB,
	7.00%, 07/25/22	897
13	Series 1992 - 154, Class SA, IF,
	IO, 5.40%, 08/25/22	2
320	Series 1992 - 200, Class FK, FRN,
	4.58%, 11/25/22	316
355	Series 1993 - 27, Class S, IF,
	6.14%, 02/25/23	341
700	Series 1993 - 110, Class H, 6.50%,
	05/25/23	733
87	Series 1993 - 119, Class H, 6.50%,
	07/25/23	91
692	Series 1993 - 146, Class E, PO,
	05/25/23	583
322	Series 1993 - 165, Class FH, FRN,
	3.56%, 09/25/23	326
1,561	Series 1993 - 179, Class FM, FRN,
	4.53%, 10/25/23	1,533
24	Series 1993 - 186, Class F, FRN,
	4.08%, 09/25/08	24
12	Series 1993 - 197, Class SC, IF,
	8.30%, 10/25/08	12
120	Series 1994 - 30, Class JA, 5.00%,
	07/25/23	120
814	Series 1994 - 62, Class PH, 6.90%,
	11/25/23	825
3	Series 1994 - 89, Class FA, FRN,
	2.86%, 03/25/09	3
874	Series 1997 - 46, Class PT, 7.00%,
	07/18/12	901
171	Series 1997 - 74, Class E, 7.50%,
	10/20/27	181
3,402	Series 2001 - 9, Class F, FRN,
	2.75%, 02/17/31	3,364
1,260	Series 2001 - 33, Class ID, IO,
	6.00%, 07/25/31	300
1,115	Series 2002 - 18, Class PC, 5.50%,
	04/25/17	1,138
2,646	Series 2002 - 27, Class FW, FRN,
	2.89%, 05/25/09	2,644

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Agency CMO — 28.2%— Continued
5,994	Series 2002 - 77, Class FY, FRN, 2.79%, 12/25/17	5,982
481	Series 2002 - 79, Class PO, PO, 04/25/09	470
3,502	Series 2002 - 92, Class FB, FRN, 3.04%, 04/25/30	3,482
9,769	Series 2003 - 17, Class FN, FRN, 2.69%, 03/25/18	9,707
445	Series 2003 - 21, Class FK, FRN, 2.79%, 03/25/33	441
1,006	Series 2003 - 27, Class DJ, 4.00%, 04/25/17	997
13,998	Series 2003 - 34, Class BS, IF, IO, 5.26%, 05/25/22	1,285
3,419	Series 2003 - 60, Class SA, IF, IO, 5.26%, 07/25/21	286
6,481	Series 2003 - 60, Class SB, IF, IO, 5.26%, 07/25/21	541
2,244	Series 2003 - 72, Class JF, FRN, 2.79%, 08/25/33	2,169
8,313	Series 2003 - 87, Class HF, FRN, 2.79%, 03/25/16 (m)	8,312
5,253	Series 2004 - 17, Class BF, FRN, 2.74%, 01/25/34	5,169
2,514	Series 2004 - 32, Class AB, 4.00%, 10/25/17	2,484
6,336	Series 2004 - 33, Class FW, FRN, 2.79%, 08/25/25	6,293
7,218	Series 2004 - 54, Class FL, FRN, 2.79%, 07/25/34	7,080
3,000	Series 2005 - 29, Class AE, 4.50%, 03/25/35	2,766
42,561	Series 2006 - 51, Class FP, FRN, 2.74%, 03/25/36 (m)	41,245
257	Series G92 - 44, Class ZQ, 8.00%, 07/25/22	276
3,680	Series G94 - 9, Class PJ, 6.50%, 08/17/24	3,874
	Federal National Mortgage Association Whole Loan,
881	Series 2003 - W1, Class 2A, 7.50%, 12/25/42	916
5,130	Series 2003 - W4, Class 5A, FRN, 6.23%, 10/25/42	5,245
5,016	Series 2003 - W15, Class 3A, FRN, 6.02%, 12/25/42	5,092
1,666	Series 2004 - W2, Class 1A3F, FRN, 2.74%, 02/25/44	1,656
2,760	Series 2004 - W2, Class 4A, FRN, 6.17%, 02/25/44	2,816
4,301	Series 2005 - W1, Class 1A2, 6.50%, 10/25/44	4,109
	Government National Mortgage Association,
2,157	Series 1999 - 27, Class ZA, 7.50%, 04/17/29	2,309
62	Series 2000 - 35, Class F, FRN, 3.06%, 12/16/25	62
1,497	Series 2002 - 31, Class FC, FRN, 2.64%, 09/26/21	1,480
7,534	Series 2003 - 21, Class PI, IO, 5.50%, 06/20/32	967
54,251	Series 2003 - 59, Class XA, IO, VAR, 1.69%, 06/16/34	4,313

		278,027

	Non-Agency — 32.3%
7,685	Banc of America Funding Corp., Series 2005 - E, Class 5A1, VAR, 4.97%, 05/20/35	7,444
	Banc of America Mortgage Securities, Inc.,
196	Series 2003 - 5, Class 2A8, FRN, 2.84%, 07/25/18	195
6,638	Series 2005 - A, Class 3A1, FRN, 5.06%, 02/25/35	6,431
5,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004 - 4, Class A5, VAR, 3.57%, 06/25/34 (y)	4,981
1,920	Bear Stearns Asset Backed Securities Trust, Series 2004 - AC6, Class M1, FRN, 3.06%, 11/25/34 (y)	1,435
4,000	Bear Stearns Mortgage Funding Trust, Series 2006 - SL3, Class M1, FRN, 2.73%, 10/25/36 (i) (y)	39
4,618	Cendant Mortgage Corp., Series 2003 - 8, Class 1A2, 5.25%, 10/25/33	4,616
2,660	Chase Mortgage Finance Corp., Series 2003 - S7, Class A4, FRN, 2.79%, 08/25/18	2,636
311	Citicorp Mortgage Securities, Inc., Series 1988 - 17, Class A1, VAR, 6.35%, 11/25/18	298
83	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	83
4,143	Countrywide Alternative Loan Trust, Series 2004 - 33, Class 3A3, VAR, 4.72%, 12/25/34	3,074
	Countrywide Home Loan Mortgage Pass-Through Trust,
952	Series 2004 - HYB8, Class 1A1, FRN, 2.83%, 01/20/35	723
1,381	Series 2005 - 1, Class 1A2, FRN, 2.74%, 03/25/35	960
5,181	Series 2005 - 1, Class 2A1, FRN, 2.68%, 03/25/35	4,305
	Countrywide Home Loan Mortgage Pass-Through Trust,

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Non-Agency — 32.3%— Continued
2,761	Series 2003 - 21, Class A1, FRN, 4.82%, 05/25/33	2,626
10,000	Series 2003 - 49, Class A4, FRN, 4.28%, 12/19/33	9,744
	CS First Boston Mortgage Securities Corp.,
109	Series 2002 - AR2, Class 1B2, VAR, 5.80%, 02/25/32 (i)	81
7,083	Series 2003 - AR24, Class 2A4, VAR, 4.03%, 10/25/33	6,668
1,574	Series 2004 - 5, Class 1A8, 6.00%, 09/25/34	1,575
2,710	Series 2005 - 4, Class 3A16, 5.50%, 06/25/35	2,698
	First Horizon Alternative Mortgage Securities,
1,407	Series 2005 - AA7, Class 1A2, FRN, 5.35%, 09/25/35	951
3,989	Series 2005 - FA10, Class 2A1, 5.25%, 12/25/20	3,894
3,790	First Horizon Asset Securities, Inc., Series 2004 - AR7, Class 2A1, FRN, 4.92%, 02/25/35	3,715
	First Republic Mortgage Loan Trust,
294	Series 2000 - FRB1, Class B1, FRN, 2.89%, 06/25/30	277
1,429	Series 2000 - FRB2, Class A1, FRN, 2.76%, 11/15/30	1,379
8,914	GSAA Home Equity Trust, Series 2004 - CW1, Class 1A1, 5.50%, 04/01/34	7,694
	GSR Mortgage Loan Trust,
1,610	Series 2003 - 3F, Class 3A2, FRN, 2.79%, 04/25/33	1,544
10,252	Series 2004 - 10F, Class 7A1, 5.50%, 09/25/34	9,413
	Impac CMB Trust,
5,738	Series 2004 - 3, Class 3A, FRN, 2.71%, 03/25/34	5,347
1,344	Series 2004 - 6, Class 1A2, FRN, 3.17%, 10/25/34	1,092
5,155	Series 2005 - 5, Class A1, FRN, 2.71%, 08/25/35	4,038
8,065	Indymac INDA Mortgage Loan Trust, Series 2007 - AR1, Class 1A1, VAR, 5.74%, 03/25/37	7,806
8,673	Indymac Index Mortgage Loan Trust, Series 2007 - AR7, Class 1A1, FRN, 2.69%, 06/25/37	5,674
1,768	JPMorgan Mortgage Trust, Series 2003 - A1, Class 1A1, FRN, 4.34%, 10/25/33	1,685
	MASTR Adjustable Rate Mortgages Trust,
13,645	Series 2003 - 5, Class 5A1, VAR, 4.17%, 10/25/33	13,014
21	Series 2004 - 2, Class 3A1, FRN, 2.78%, 03/25/34	18
888	Series 2004 - 7, Class 6A1, FRN, 2.83%, 08/25/34	692
4,551	Series 2004 - 13, Class 2A1, FRN, 3.82%, 04/21/34	4,542
4,500	Series 2004 - 13, Class 3A7B, FRN, 3.24%, 11/21/34	4,502
	MASTR Asset Securitization Trust,
9,240	Series 2003 - 12, Class 2A1, 4.50%, 12/25/13	9,061
3,073	Series 2004 - 6, Class 4A1, 5.00%, 07/25/19	3,033
1,936	Mastr Seasoned Securities Trust, Series 2003 - 1, Class 3A2, FRN, 2.79%, 02/25/33	1,826
	Mellon Residential Funding Corp,
2,811	Series 2001 - TBC1, Class B1, FRN, 3.39%, 11/15/31	2,623
588	Series 2002 - TBC1, Class B1, FRN, 3.51%, 09/15/30	558
294	Series 2002 - TBC1, Class B2, FRN, 3.91%, 09/15/30	273
1,466	Series 2002 - TBC2, Class B1, FRN, 3.36%, 08/15/32	1,389
564	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	610
	MLCC Mortgage Investors, Inc.,
3,195	Series 2004 - 1, Class 2A3, VAR, 4.70%, 12/25/34	2,988
3,583	Series 2004 - D, Class A1, FRN, 2.72%, 08/25/29	3,390
	Morgan Stanley Dean Witter Capital I,
1,629	Series 2003 - HYB1, Class A4, FRN, 4.20%, 03/25/33	1,616
1,205	Series 2003 - HYB1, Class B1, FRN, 4.25%, 03/25/33	1,199
	Morgan Stanley Mortgage Loan Trust,
2,116	Series 2004 - 5AR, Class 3A3, VAR, 4.37%, 07/25/34	1,938
6,500	Series 2004 - 5AR, Class 3A5, VAR, 4.37%, 07/25/34	6,129
4,145	Series 2004 - 11AR, Class 1A2A, FRN, 2.70%, 01/25/35	3,441
	Nomura Asset Acceptance Corp.,
1,220	Series 2003 - A3, Class A1, SUB, 5.00%, 08/25/33	1,180
330	Series 2004 - AR1, Class 5A1, FRN, 2.77%, 08/25/34	290
6,176	Series 2004 - R1, Class A1, 6.50%, 03/25/34 (e)	6,246

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Non-Agency — 32.3%— Continued
4,287	Series 2004 - R3, Class AF, FRN, 2.84%, 02/25/35 (e)	3,865
458	Series 2005 - AR1, Class 2A1, FRN, 2.67%, 02/25/35	371
3,497	Prime Mortgage Trust, Series 2005 - 3, Class A1, 4.75%, 08/25/20	3,284
	Residential Accredit Loans, Inc.,
4,407	Series 2004 - QS3, Class CB, 5.00%, 03/25/19	4,162
2,474	Series 2004 - QS6, Class A1, 5.00%, 05/25/19	2,224
	Residential Funding Mortgage Securities I,
2,555	Series 2002 - S17, Class A1, 5.00%, 11/25/17	2,557
4,500	Series 2005 - SA2, Class 2A2, VAR, 4.94%, 06/25/35	4,344
7,355	Series 2006 - SA4, Class 2A1, VAR, 6.12%, 11/25/36	7,088
15	Salomon Brothers Mortgage Securities VII, Inc., Series 2000 - UP1, Class A2, 8.00%, 09/25/30	16
43	Securitized Asset Sales, Inc., Series 1993 - 7, Class TA3, 6.25%, 12/25/23	43
	Sequoia Mortgage Trust,
358	Series 11, Class A, FRN, 2.93%, 12/20/32	339
826	Series 2003 - 3, Class A2, FRN, 5.18%, 07/20/33	776
	Structured Asset Mortgage Investments, Inc.,
2,749	Series 2002 - AR2, Class A3, FRN, 3.00%, 07/19/32	2,701
555	Series 2004 - AR1, Class 1A1, FRN, 2.85%, 03/19/34	538
	Structured Asset Securities Corp.,
4,263	Series 2003 - 8, Class 2A9, FRN, 2.89%, 04/25/33	3,761
4,233	Series 2003 - 40A, Class 4A, VAR, 5.38%, 01/25/34	4,109
	WaMu Mortgage Pass Through Certificates,
3,813	Series 2003 - S12, Class 2A, 4.75%, 11/25/18	3,652
10,755	Series 2004 - AR3, Class A1, VAR, 3.92%, 06/25/34	10,644
4,586	Series 2004 - AR11, Class A, VAR, 4.55%, 10/25/34	4,507
8,520	Series 2004 - AR14, Class A1, VAR, 4.25%, 01/25/35	8,152
6,918	Series 2006 - AR12, Class 1A4, VAR, 6.07%, 10/25/36	6,750
1,979	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002 - MS2, Class 2A1, 6.00%, 04/25/17	1,974
	Wells Fargo Mortgage Backed Securities Trust,
16,039	Series 2003 - 19, Class A2, 5.00%, 01/25/19	15,446
3,703	Series 2003 - F, Class A1, FRN, 4.87%, 06/25/33	3,569
7,405	Series 2003 - K, Class 1A2, FRN, 4.49%, 11/25/33	7,017
4,634	Series 2004 - 2, Class A1, 5.00%, 01/25/19	4,504
6,479	Series 2004 - 7, Class 2A2, 5.00%, 07/25/19	6,313
2,080	Series 2004 - 8, Class A1, 5.00%, 08/25/19	1,984
972	Series 2004 - BB, Class A4, FRN, 4.56%, 01/25/35	946
5,470	Series 2004 - EE, Class 3A1, FRN, 4.01%, 12/25/34	5,395
2,861	Series 2004 - H, Class A2, FRN, 4.53%, 06/25/34	2,880
7,906	Series 2004 - S, Class A4, FRN, 3.54%, 09/25/34	7,891

		317,481

	Total Collateralized Mortgage Obligations (Cost $623,018)	595,508

	Commercial Mortgage-Backed Securities — 2.3%
	Bayview Commercial Asset Trust,
6,373	Series 2004 - 1, Class A, FRN, 2.75%, 04/25/34 (e) (f)	5,927
1,650	Series 2004 - 3, Class A2, FRN, 2.81%, 01/25/35 (e)	1,449
6,069	Series 2005 - 2A, Class A2, FRN, 2.74%, 08/25/35 (e)	5,344
1,214	Series 2005 - 2A, Class M1, FRN, 2.82%, 08/25/35 (e)	896
3,429	Series 2007 - 3, Class A2, FRN, 2.68%, 07/25/37 (e)	2,915
2,794	Series 2007 - 2A, Class A2, FRN, 2.71%, 07/25/37 (e) (f)	2,227
1,397	Series 2007 - 2A, Class M4, FRN, 3.04%, 07/25/37 (e) (f)	925
2,146	Bear Stearns Commercial Mortgage Securities, Series 2004 - BA5A, Class E, FRN, 2.95%, 09/15/19 (e) (y)	2,091
1,024	FFCA Secured Lending Corp., Series 1999 - 1A, Class B2, FRN, 3.50%, 09/18/25 (e)	1,000

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Commercial Mortgage-Backed Securities—Continued
		Total Commercial Mortgage- Backed Securities (Cost $26,096)	22,774

		Corporate Bonds — 0.6%
		Capital Markets — 0.6%
6,355		Lehman Brothers Holdings, Inc., FRN, 5.83%, 02/17/15	5,583

		Consumer Finance — 0.0% (g)
350		SLM Corp., FRN, 6.14%, 01/31/14	277

		Electric Utilities — 0.0% (g)
400		Exelon Generation Co. LLC, 6.95%, 06/15/11	415

		Total Corporate Bonds (Cost $7,087)	6,275

		Mortgage Pass-Through Securities — 17.8%
		Federal Home Loan Mortgage Corp.,
37		ARM, 4.81%, 02/01/19	37
8,063		ARM, 4.96%, 06/01/30	8,129
7		ARM, 5.02%, 01/01/20	7
1,075		ARM, 5.22%, 02/01/35	1,081
27		ARM, 5.32%, 07/01/30	27
69		ARM, 5.66%, 03/01/18	69
147		ARM, 5.71%, 08/01/18	148
56		ARM, 5.99%, 08/01/19	56
171		ARM, 6.02%, 01/01/21	172
24		ARM, 6.10%, 12/01/21	24
57		ARM, 6.13%, 06/01/18	57
–	(h)	ARM, 6.16%, 02/01/19	–	(h)
1,862		ARM, 6.21%, 01/01/23	1,880
111		ARM, 6.23%, 11/01/18	113
252		ARM, 6.28%, 01/01/27	253
350		ARM, 6.36%, 07/01/19	354
563		ARM, 6.37%, 08/01/27	568
2,884		ARM, 6.42%, 04/01/32	2,917
587		ARM, 6.49%, 12/01/27 (m)	593
311		ARM, 6.49%, 02/01/23	314
138		ARM, 6.49%, 04/01/30	140
1,178		ARM, 6.57%, 07/01/30 (m)	1,182
219		ARM, 6.59%, 12/01/26	221
506		ARM, 6.61%, 12/01/26	511
145		ARM, 6.74%, 05/01/18	147
95		ARM, 6.77%, 06/01/22	96
342		ARM, 6.77%, 01/01/30	345
18		ARM, 6.88%, 06/01/26 (m)	18
1,131		ARM, 6.91%, 01/01/23 (m)	1,140
43		ARM, 6.91%, 06/01/25	44
278		ARM, 7.01%, 07/01/28	281
34		ARM, 7.03%, 12/01/29	34
149		ARM, 7.04%, 04/01/24	149
24		ARM, 7.16%, 11/01/28	24
91		ARM, 7.19%, 10/01/29	90
48		ARM, 7.28%, 11/01/27	48
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,255		5.50%, 09/01/12 - 10/01/12	3,300
876		6.00%, 08/01/14 - 04/01/17 (m)	902
3,214		6.50%, 09/01/10 - 10/01/16 (m)	3,333
97		7.00%, 04/01/09 - 08/01/11 (m)	98
52		7.50%, 08/01/09 - 05/01/28	53
204		8.00%, 12/01/09 - 09/01/16	214
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,473		5.50%, 02/01/37	4,447
1,726		7.00%, 09/01/29	1,865
120		8.50%, 07/01/28	132
50		9.00%, 02/01/25	56
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
288		6.00%, 11/01/08 (m)	291
115		8.00%, 06/01/17	124
		Federal National Mortgage Association,
5,638		ARM, 4.06%, 06/01/34	5,669
5,887		ARM, 4.44%, 04/01/33	5,907
244		ARM, 4.47%, 09/01/27	245
959		ARM, 4.53%, 11/01/27 - 08/01/41	961
202		ARM, 4.53%, 07/01/17	201
313		ARM, 4.56%, 03/01/18	313
911		ARM, 4.67%, 01/01/38	913
189		ARM, 4.75%, 08/01/30	190
1,006		ARM, 4.92%, 02/01/34	1,008
8,236		ARM, 4.95%, 05/01/36	8,224
175		ARM, 5.13%, 09/01/14	178
42		ARM, 5.21%, 04/01/19	42
24		ARM, 5.25%, 03/01/17	24
2,128		ARM, 5.26%, 05/01/35	2,119
138		ARM, 5.36%, 06/01/26	139
9		ARM, 5.38%, 10/01/15	9
36		ARM, 5.38%, 09/01/17	36
298		ARM, 5.43%, 01/01/29	299
65		ARM, 5.46%, 06/01/20	65
74		ARM, 5.50%, 06/01/29	74

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — Continued

		Mortgage Pass-Through Securities— Continued
6		ARM, 5.50%, 06/01/15	6
29		ARM, 5.58%, 11/01/16	29
54		ARM, 5.63%, 06/01/17	54
242		ARM, 5.64%, 07/01/27	242
431		ARM, 5.66%, 07/01/20 (m)	434
2,550		ARM, 5.67%, 08/01/15 (m)	2,555
34		ARM, 5.68%, 06/01/18	34
497		ARM, 5.68%, 03/01/15	487
76		ARM, 5.69%, 10/01/16	76
75		ARM, 5.73%, 05/01/20	75
157		ARM, 5.75%, 10/01/14	157
15		ARM, 5.75%, 07/01/27	15
30		ARM, 5.83%, 04/01/24	31
169		ARM, 5.83%, 04/01/21	170
192		ARM, 5.86%, 12/01/20	193
10		ARM, 5.87%, 01/01/16	10
842		ARM, 5.89%, 11/01/18	846
203		ARM, 6.00%, 01/01/20	208
31		ARM, 6.00%, 12/01/18	31
690		ARM, 6.04%, 09/01/19	693
336		ARM, 6.05%, 05/01/31	343
275		ARM, 6.10%, 08/01/19	276
20		ARM, 6.11%, 07/01/25	21
143		ARM, 6.13%, 05/01/18	147
38		ARM, 6.22%, 11/01/29	39
1,099		ARM, 6.23%, 09/01/33	1,111
336		ARM, 6.29%, 12/01/28	339
5		ARM, 6.30%, 06/01/09	5
79		ARM, 6.40%, 03/01/38	80
148		ARM, 6.41%, 08/01/19	149
28		ARM, 6.42%, 05/01/29	29
1,774		ARM, 6.43%, 01/01/25	1,801
270		ARM, 6.45%, 01/01/31 (m)	272
113		ARM, 6.46%, 11/01/23	115
2,595		ARM, 6.46%, 05/01/33	2,616
204		ARM, 6.47%, 11/01/30	211
263		ARM, 6.77%, 03/01/29	266
828		ARM, 6.86%, 08/01/26	839
5		ARM, 6.94%, 05/01/09	5
17		ARM, 7.04%, 07/01/30	17
33		ARM, 7.08%, 11/01/21	34
41		ARM, 7.10%, 12/01/26	42
113		ARM, 7.20%, 07/01/30	115
59		ARM, 7.78%, 05/01/30	60
		Federal National Mortgage Association, 15 Year, Single Family,
5,363		4.50%, 03/01/19	5,269
5,369		5.50%, 11/01/16 - 10/01/18	5,461
3,314		6.00%, 08/01/14 - 09/01/17	3,412
687		7.00%, 12/01/10 - 03/01/16 (m)	721
673		8.00%, 09/01/12 - 10/01/16	708
44		8.50%, 11/01/14	45
		Federal National Mortgage Association, 30 Year, Single Family,
28,725		5.50%, 05/01/33 - 11/01/34	28,626
8,744		7.00%, 03/01/27 - 03/01/35	9,485
127		7.25%, 09/01/22	136
426		7.50%, 08/01/10 - 10/01/30	452
74		8.00%, 11/01/27	81
180		8.50%, 08/01/17 - 10/01/24	193
81		9.00%, 08/01/21 - 08/01/25	89
40		Federal National Mortgage Association, Balloon, 6.50%, 09/01/08	40
		Federal National Mortgage Association, Other,
–	(h)	4.50%, 01/01/13	–	(h)
2,200		5.50%, 01/01/12 - 11/01/12	2,228
4,424		6.00%, 07/01/09 - 03/01/22 (m)	4,524
509		6.50%, 04/01/16 - 08/01/16	526
2,848		7.00%, 05/01/14 - 03/01/22 (m)	3,021
87		12.00%, 11/01/30	102
		Government National Mortgage Association,
77		ARM, 5.12%, 10/20/17 - 12/20/17	78
1,307		ARM, 5.13%, 11/20/25	1,314
22		ARM, 5.38%, 01/20/16 - 01/20/26	22
306		ARM, 5.63%, 07/20/27 (m)	308
147		ARM, 6.38%, 05/20/17 - 05/20/21	150
		Government National Mortgage Association II,
14		ARM, 4.75%, 01/20/32	15
20		ARM, 5.00%, 03/20/33	20
1,272		ARM, 5.12%, 12/20/20 - 12/20/29	1,279
3,731		ARM, 5.13%, 12/20/16 - 12/20/27	3,751
763		ARM, 5.25%, 02/20/28 - 03/20/28	767
8,058		ARM, 5.38%, 02/20/16 - 03/20/28	8,094
904		ARM, 5.50%, 01/20/16 - 03/20/18	912
5,718		ARM, 5.63%, 07/20/15 - 09/20/27	5,757
151		ARM, 6.13%, 08/20/18 - 07/20/33	153
6,072		ARM, 6.38%, 05/20/16 - 05/20/29	6,180
1,657		ARM, 6.50%, 06/20/20 - 04/20/32	1,689
		Government National Mortgage Association II, 30 Year, Single Family,

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued

	Mortgage Pass-Through Securities— Continued
173	7.25%, 08/20/22 - 11/20/22	184
206	7.40%, 10/20/21 - 03/20/22	220
38	7.50%, 10/20/23	41
40	7.85%, 12/20/21	43
89	8.00%, 08/20/26	97
81	8.00%, 07/20/25	88
	Government National Mortgage Association, 30 Year, Single Family,
136	7.00%, 06/15/24	145
62	8.00%, 10/15/27	68
73	9.00%, 11/15/24	80
590	9.50%, 07/15/25	653

	Total Mortgage Pass-Through Securities (Cost $175,086)	175,205

	Total Long-Term Investments Cost 1,012,417)	911,015

SHARES

	Short-Term Investment — 7.4%

	Investment Company — 7.4%
72,333	JPMorgan Liquid Assets Money Market Fund, InstitutionalClass 12/31/49 (b) (m) (Cost $72,333)	72,333

	Total Investments — 99.9% (Cost $1,084,750)	983,348

	Other Assets in Excess of Liabilities — 0.1%	1,389

	NET ASSETS — 100.0%	$984,737

Percentages indicated are based on net assets.

Futures Contracts (Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Short Futures Outstanding
(300)	10 Year U.S. Treasury Note, Zero Coupon, 09/19/08	September, 2008	$(33,722)	$84

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,169
Aggregate gross unrealized depreciation	(105,570)

Net unrealized appreciation/depreciation	($101,401)

Federal income tax cost of investments	$1,084,750

ABBREVIATIONS AND DEFINITIONS:

ABS	-	Asset-Based Security
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
HB	-

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2008
VAR	-	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $14,614 which amounts to 1.50% of total investments.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

JPMorgan Ultra Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands, except number of contracts)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Ultra Short Duration Bond Fund

Level 1	$72,333	$84	$—

Level 2	896,401	—	—

Level 3	14,614	—	—

Total	$983,348	$84	$—

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*
Ultra Short Duration Bond Fund

Balance as of 2/29/08	$7,465	$—

Realized gain (loss)	(1)	—

Change in unrealized appreciation (depreciation)	(124)	—

Net purchases (sales)	(1,055)	—

Net transfers in (out) of Level 3	8,329	—

Balance as of 05/31/08	$14,614	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — 97.6%
	Municipal Bonds — 97.6%
	Arizona — 4.5%
1,000	Arizona State University, Board of Regents, COP, MBIA, 5.00%, 07/01/17 (m)	1,088
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/18	1,064
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 01/01/18	1,082
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.00%, 09/01/15	1,041

		4,275

	California — 2.3%
2,000	State of California, GO, 5.00%, 09/01/16	2,134

	Illinois — 2.8%
2,420	Cook County School District No. 99-Cicero, Series C, GO, FSA, 5.00%, 12/01/15	2,660

	Kansas — 2.7%
3,225	Labette County, Single Family Mortgage, Rev., Zero Coupon, 12/01/14 (p)	2,537

	Tennessee — 1.0%
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.00%, 02/01/17	989

	Washington — 1.4%
1,300	King County, Sewer, Rev., FSA, 5.00%, 07/01/17	1,359

	West Virginia — 82.9%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.40%, 08/15/10 (p)	1,687
475	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.30%, 06/01/09 (i)	488
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/09	1,186
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	1,014
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	903
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 06/30/08	808
925	Rev., MBIA, 5.50%, 06/30/08	945
1,430	City of Parkersburg, Waterworks & Sewer System, Series A, Rev., FGIC, 5.00%, 08/01/15	1,476
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 06/30/08	1,002
1,260	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,336
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.38%, 06/01/10 (p)	806
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,361
8,400	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	5,955
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.38%, 08/01/11 (p)	1,211
285	Marshall County, SO, 6.50%, 05/15/10 (p)	302
1,915	Marshall County Board of Education, Public School, GO, MBIA, 5.00%, 05/01/17	2,078
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.25%, 08/01/11 (p)	2,170
	State of West Virginia,
1,000	Series B, GO, AMT, FGIC, 5.80%, 06/30/08	1,011
1,000	Series B, GO, AMT, FGIC, 5.85%, 06/30/08	1,012
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	820

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	West Virginia — Continued
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	782
2,000	State of West Virginia, Infrastructure, GO, FGIC, 5.00%, 11/01/14	2,181
	State of West Virginia, State Roads,
1,000	GO, FGIC, 5.00%, 06/01/15	1,051
1,500	GO, 5.20%, 06/01/09 (p)	1,563
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,120
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,039
1,000	GO, 5.75%, 06/01/09 (p)	1,047
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.00%, 09/01/14	547
1,000	Series A, Rev., FSA, 5.00%, 09/01/15	1,097
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/09	1,047
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., MBIA, 5.50%, 06/01/12	1,083
500	West Virginia EDA, Department of Environmental Protection, Rev., 4.00%, 11/01/09	511
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,594
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,091
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., FGIC, 5.00%, 07/01/16	1,069
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,078
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,111
	West Virginia State Building Commission,
1,000	Series A, Rev., MBIA, 5.25%, 06/30/08	1,002
2,465	Series A, Rev., MBIA, 5.25%, 06/30/08	2,520
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	2,122
	West Virginia State Higher Education, Interim Governing Board University, Marshall University,
1,440	Series A, Rev., FGIC, 5.25%, 05/01/11	1,508
1,600	Series A, Rev., FGIC, 5.25%, 05/01/11	1,656
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/14	1,053
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.50%, 09/01/16 (p)	1,057
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.00%, 06/01/15	1,580
1,075	West Virginia State Infrastructure, Series B, GO, AMT, FGIC, 5.75%, 11/01/12	1,164
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,086
2,000	Rev., FGIC, 5.25%, 05/15/19	2,202
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	719
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	680
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	641
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,041
	West Virginia Water Development Authority,
620	Series A, Rev., FSA, 5.35%, 10/01/10 (p)	661
770	Series A, Rev., FSA, 5.40%, 10/01/10 (p)	822
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13 (p)	1,349
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,193
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,424
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,072
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.00%, 11/01/15	1,515

JPMorgan West Virginia Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Long-Term Investments — Continued
	West Virginia — Continued
		78,649

	Total Long-Term Investments (Cost $89,412)	92,603

SHARES	SECURITY DESCRIPTION	VALUE($)

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
2,462	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $2,462)	2,462

	Total Investments — 100.2% (Cost $91,874)	95,065
	Liabilities in Excess of Other Assets — (0.2)%	(228)

	NET ASSETS — 100.0%	$94,837

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,465
Aggregate gross unrealized depreciation	(274)

Net unrealized appreciation/depreciation	$3,191

Federal income tax cost of investments	$91,874

ABBREVIATIONS AND DEFINITIONS:
AMBAC	-	American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax
COP	-	Certificate of Participation
CR	-	Custodial Receipts
EDA	-	Economic Development Authority
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance
GO	-	General Obligation
IBCC	-	Insured Bond Custodial Certificate
IDA	-	Industrial Development Authority
MBIA	-	Municipal Bond Insurance Association
MTGS	-	Mortgages
PRIV	-	Private
RADIAN	-	Radian Group, Inc.
Rev.	-	Revenue Bond
SO	-	Special Obligation

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan West Virginia Municipal Bond Fund
Level 1	$2,462	0
Level 2	92,603	0
Level 3	0	0
Total	$95,065	0

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

July 25, 2008